       As filed with the Securities and Exchange Commission on February 28, 2001

                                                      Registration No. 333-62695
                                                       Registration No. 811-5343

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ----------------

                                    FORM N-4
                             Registration Statement
                                     Under
                           The Securities Act of 1933

                               ----------------

                         Pre-Effective Amendment No.

                      Post-Effective Amendment No. 4
           For Registration Under the Investment Company Act of 1940

                             Amendment No. 60
                      GE Life & Annuity Separate Account 4

                           (Exact Name of Registrant)

                               ----------------

                     GE Life and Annuity Assurance Company

                              (Name of Depositor)

                               ----------------

                              6610 W. Broad Street
                            Richmond, Virginia 23230
              (Address of Depositor's Principal Executive Office)
                  Depositor's Telephone Number: (804) 281-6000

                                 Donita M. King
              Senior Vice President, General Counsel and Secretary
                     GE Life and Annuity Assurance Company
                              6610 W. Broad Street
                            Richmond, Virginia 23230
                    (Name and address of Agent for Service)

                               ----------------

                                    Copy to:
                            Stephen E. Roth, Esquire
                        Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D.C. 20004-2415

                               ----------------

It is proposed that this filing will become effective:
[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on May 1, 2001 pursuant to paragraph (b) of Rule 485
[X] 60 days after filing pursuant to paragraph (a) of Rule 485
[_] on        pursuant to paragraph (a) of Rule 485

Title of Securities Being Registered: Interests in a Separate Account under
                                      Individual Flexible Premium Variable
                                      Deferred Annuity Policies

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      GE Life & Annuity Separate Account 4
                               Prospectus For The
               Flexible Premium Variable Deferred Annuity Policy
                                Form P1152 1/99

                                   Issued by:
                     GE Life and Annuity Assurance Company
                                  Home Office:
                             6610 West Broad Street
                            Richmond, Virginia 23230
                           Telephone: (804) 281-6000

--------------------------------------------------------------------------------

This Prospectus describes a flexible premium variable deferred annuity policy (the "Policy") for individuals and some qualified and nonqualified retirement plans. GE Life and Annuity Assurance Company (the "Company," "we," "us," or "our") issues the Policy.

The Policy offers you the accumulation of Account Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis, or a combination of both.

You may allocate your premium payments and automatic bonus credits we provide you to Account 4, the Guarantee Account, or both. Each Investment Subdivision of Account 4 invests in shares of portfolios of the Funds. We list the Funds, and their currently available portfolios, below.

The Alger American Fund:
  Alger American Growth Portfolio, Alger American Small Capitalization
  Portfolio

Federated Insurance Series:
  Federated American Leaders Fund II, Federated High Income Bond Fund II, Federated Utility Fund II

Fidelity Variable Insurance Products Fund (VIP):
  VIP Equity-Income Portfolio, VIP Growth Portfolio, VIP Overseas Portfolio

Fidelity Variable Insurance Products Fund II (VIP II):
  VIP II Asset Manager Portfolio, VIP II Contrafund(R) Portfolio

Fidelity Variable Insurance Products Fund III (VIP III):
  VIP III Growth & Income Portfolio, VIP III Growth Opportunities Portfolio

GE Investments Funds, Inc.:
  Income Fund, International Equity Fund, Mid-Cap Value Equity Fund (formerly known as Value Equity Fund), Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Total Return Fund, U.S. Equity Fund

Goldman Sachs Variable Insurance Trust (VIT):
  Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund (formerly Mid Cap Equity Fund)

Janus Aspen Series:
  Aggressive Growth Portfolio, Balanced Portfolio, Capital Appreciation Portfolio, Flexible Income Portfolio, Global Life Sciences Portfolio, Global Technology Portfolio, Growth Portfolio, International Growth Portfolio, Worldwide Growth Portfolio

Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Multiple Strategies Fund/VA

Salomon Brothers Variable Series Funds Inc:
  Salomon Investors Fund, Salomon Strategic Bond Fund, Salomon Total Return
  Fund

  Not all of these portfolios may be available in all states or in all markets.

Except for amounts in the Guarantee Account, both the value of a Policy before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Funds you select. You bear the investment risk of investing in the portfolios.

We offer variable annuity policies that do not have automatic bonus credits, and therefore have lower fees. Over time, the value of the Bonus Credit could be more than offset by the higher charges. You should carefully consider whether or not this Policy is the best product for you.

The Securities and Exchange Commission has not approved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your investment in the Policy is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

This Prospectus gives details about Account 4 and our Guarantee Account that you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

A statement of additional information ("SAI"), dated       , 2001, concerning
Account 4 has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. If you would like a free copy, call us at 1-800-352-9910. The SAI also is available on the SEC's website at http://www.sec.gov. A table of contents for the SAI appears on the last page of this Prospectus.

The date of this Prospectus is       , 2001.

Table of Contents

Definitions.................................................................   1


Expense Table...............................................................   3


Synopsis....................................................................  12


Investment Results..........................................................  16


Financial Statements........................................................  17


GE Life and Annuity Assurance Company.......................................  18


Account 4...................................................................  19


The Guarantee Account.......................................................  29


Charges and Other Deductions................................................  31


The Policy..................................................................  36


Transfers...................................................................  40


Surrenders..................................................................  44


The Death Benefit...........................................................  46


Income Payments.............................................................  52


Federal Tax Matters.........................................................  56


Voting Rights...............................................................  64


Requesting Payments.........................................................  65


Distribution of the Policies................................................  66


Additional Information......................................................  67


Condensed Financial Information.............................................  69


Appendix A.................................................................. A-1


Appendix B.................................................................. B-1


Table of Contents for Statement of Additional Information

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Definitions


We have tried to make this Prospectus as understandable as possible. However, in explaining how the Policy works, we have had to use certain terms that have special meanings. We define these terms below.

Account 4 -- GE Life & Annuity Separate Account 4, a separate investment account we established to receive and invest the premiums you pay under the Policies, and other variable annuity policies we issue.

Account Value -- The value of the Policy equal to the amount allocated to the Investment Subdivisions of Account 4 and the Guarantee Account.

Accumulation Unit -- An accounting unit of measure we use in calculating the Account Value in Account 4 before the Maturity Date.

Annuitant -- The Annuitant is the person named in the Policy upon whose age and, where appropriate, sex, we determine monthly income benefits.

Annuity Unit -- An accounting unit of measure we use in the calculation of the amount of the second and each subsequent variable income payment.

Bonus Credit -- A bonus credit is the "enhanced premium amount" described in your Policy. For qualifying Policies, it is an amount we will add to each premium payment we receive. It is not considered a "premium payment" under the Policy.

Death Benefit -- The benefit provided under a Policy upon the death of an Annuitant before the Maturity Date.

Designated Beneficiary(ies) -- The person(s) designated in the Policy who is alive (or in existence for non-natural entities) on the date of an Owner's, Joint Owner's or Annuitant's death and who we will treat as the sole owner of the Policy following such a death.

Fund -- Any open-end management investment company or any unit investment trust in which an Investment Subdivision invests.

General Account -- Our assets that are not segregated in any of our separate investment accounts.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of Account 4.

Investment Subdivision -- A subdivision of Account 4, each of which invests exclusively in shares of a designated portfolio of one of the Funds. Not all Investment Subdivisions may be available in all states or in all markets.

Maturity Date -- The date stated in the Policy on which your income payments will commence, if the Annuitant is living on that date.

Owner -- The person or persons (in the case of Joint Owners) entitled to receive income payments after the Maturity Date. During the lifetime of the Annuitant, the Owner also is entitled to the ownership rights stated in the Policy and is shown on the Policy data pages and in any application. "You" or "your" refers to the Owner or Joint Owners.

Policy Date -- The date we issue your Policy and your Policy becomes effective. Your Policy Date is shown in your Policy and we use it to determine Policy years and anniversaries.

Surrender Value -- The Account Value (after deduction of any policy maintenance charge) less any applicable surrender charge, premium tax, and optional benefit charge.

Valuation Day -- For each Investment Subdivision, each day on which the New York Stock Exchange is open for business except for days that a Fund does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange and ends at the close of regular trading on the next succeeding Valuation Day.

Expense Table


This table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase the Policy. The table reflects expenses both of Investment Subdivisions of Account 4 and of the portfolios. For more complete descriptions of the various costs and expenses involved, see "Charges and Other Deductions" in this Prospectus, and the Fund prospectuses. Premium tax charges also may apply, although they do not appear in the table.

Owner Transaction Expenses:
----------------------------------------------------------------------------
The maximum surrender charge (as a percentage of each premium payment
 surrendered/withdrawn)                                                8.00%

Transfer Charge (for each transfer after the first in a calendar
 month)/1/                                                               $10

We reduce the surrender charge percentage over time. In general, the later you surrender or withdraw a premium payment, the lower the surrender charge will be on that premium payment.

Annual Expenses (as a percentage of Account Value in Account 4):
----------------------------------------------------------------------------
Mortality and Expense Risk Charge                                      1.30%

Administrative Expense Charge                                           .25%
                                                                       -----
Total Annual Expenses                                                  1.55%

Other Annual Expenses:
----------------------------------------------------------------------------
Annual Policy Maintenance Charge/2/                                    $  25

Maximum Guaranteed Minimum Death Benefit Charge ("GMDB") (as a
 percentage of prior year's saverage benefit amount)/3/                 .35%
----------------------------------------------------------------------------

 /1/We reserve the right to assess a $10 transfer charge for each transfer after the first transfer in a calendar month, although we do not currently do so.

 /2/We do not assess this charge if your Account Value at the time the charge is due is at least $10,000.

 /3/If the Optional Guaranteed Minimum Death Benefit applies. We currently charge .25%. (This may be referred to as the "Six Percent EstateProtector" in our marketing materials.)

Portfolio Annual Expenses

PORTFOLIO ANNUAL EXPENSES

Annual expenses of the portfolios of the Funds for the year ended December 31, 2000 (as a percentage of each portfolio's average net assets):

Updated expenses to be included in subsequent filing.

                                    Management              Other
                                   Fees (after         Expenses (after  Total
                                   fee waivers   12b-1  reimbursement   Annual
Portfolio                         as applicable) Fees  as applicable)  Expenses
-------------------------------------------------------------------------------
The Alger American Fund
 Alger American Small
  Capitalization Portfolio                %          %          %           %
 Alger American Growth Portfolio
Federated Insurance Series
 Federated American Leaders Fund
  II
 Federated High Income Bond Fund
  II
 Federated Utility Fund II
Fidelity Variable Insurance
 Products Fund (VIP)*/1/
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
 VIP Overseas Portfolio
Fidelity Variable Insurance
 Products Fund II (VIP II)*/2/
 VIP II Asset Manager Portfolio
 VIP II Contrafund Portfolio
Fidelity Variable Insurance
 Products Fund III (VIP III)*/3/
 VIP III Growth & Income
  Portfolio
 VIP III Growth Opportunities
  Portfolio
GE Investments Funds, Inc./4/
 Income Fund
 International Equity Fund
 Mid-Cap Value Equity Fund
  (formerly known as Value Equity
  Fund)
 Money Market Fund
 Premier Growth Equity Fund
 Real Estate Securities Fund
 S&P 500 Index Fund
 Total Return Fund
 U.S. Equity Fund
Goldman Sachs Variable Insurance
 Trust/5/
 Goldman-Sachs Growth and Income
  Fund
 Goldman-Sachs Mid Cap Value Fund
  (formerly known as Mid Cap
  Equity Fund)
Janus Aspen Series/6/
 Aggressive Growth Portfolio --
   Institutional Shares
 Balanced Portfolio --
   Institutional Shares
 Capital Appreciation
  Portfolio -- Institutional
  Shares
 Flexible Income Portfolio --
   Institutional Shares
 Global Life Sciences
  Portfolio -- Service Shares
 Global Technology Portfolio --
   Service Shares
 Growth Portfolio --
   Institutional Shares
 International Growth
  Portfolio -- Institutional
  Shares
 Worldwide Growth Portfolio --
   Institutional Shares
Oppenheimer Variable Account
 Funds
 Oppenheimer Aggressive Growth
  Fund/VA
 Oppenheimer Bond Fund/VA
 Oppenheimer Capital Appreciation
  Fund/VA
 Oppenheimer High Income Fund/VA
 Oppenheimer Multiple Strategies
  Fund/VA

                               Management              Other
                              Fees (after         Expenses (after  Total
                              fee waivers   12b-1  reimbursement   Annual
Portfolio                    as applicable) Fees  as applicable)  Expenses
--------------------------------------------------------------------------
Salomon Brothers Variable
 Series Funds Inc/7/
 Salomon Investors Fund              %          %          %           %
 Salomon Strategic Bond Fund
 Salomon Total Return Fund
--------------------------------------------------------------------------

 *  The fees and expenses reported for the Variable Insurance Products Fund
    (VIP), Variable Insurance Products Fund II (VIP II) and Variable Insurance Products Fund III (VIP III) are prior to any fee waiver and/or reimbursement as applicable.

 /1/A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the expenses of the portfolios of the Variable Insurance Products Fund during 2000 for the VIP
    Equity-Income Portfolio would have been total annual expenses of .   %,
    consisting of .   % management fees and .   % other expenses; for VIP
    Overseas Portfolio total annual expenses of .   %, consisting of .   %
    management fees and .   % other expenses; for VIP Growth Portfolio total
    annual expenses of .   %, consisting of .   % management fees and .   %
    other expenses.

 /2/A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the expenses of the portfolios of the Variable Insurance Products Fund II during 2000 for VIP
    II Asset Manager Portfolio would have been total annual expenses of .   %,
    consisting of .   % management fees and .   % other expenses; for VIP II
    Contrafund Portfolio total annual expenses of .   %, consisting of .   %
    management fees and .   % other expenses.

 /3/A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the expenses of the portfolios of the Variable Insurance Products Fund III during 2000 for VIP III Growth & Income Portfolio would have been total annual expenses of
    .   %, consisting of .   % management fees and .   % other expenses; for
    VIP III Growth Opportunities Portfolio total annual expenses of .   %,
    consisting of .   % management fees and .   % other expenses.

 /4/GE Asset Management Incorporated ("GEAM") has voluntarily agreed to waive a portion of its management fee for the Money Market Fund. Absent this
    waiver, the total annual expenses of the Fund would have been 0.   %,
    consisting of 0.   % in management fees and .   % in other expenses. Absent
    waivers, the total annual expenses of GE Premier Growth Fund would have
    been .   %, consisting of .   % in management fees and .   % in other
    expenses.

 /5/Goldman Sachs Asset Management has voluntarily agreed to reduce or limit certain other expenses (excluding managment fees, taxes, interest, brokerage fees, litigation, indemnification and other extraordinary
    expenses) to the extent such expenses exceed .   % of each Fund's
    respective average daily net assets. The investment advisor may modify or discontinue any of the limitations. Absent reimbursements, the expenses during 2000 for Growth and Income Fund would have been total annual
    expenses of .   %, consisting of .   % management fees and .   % other
    expenses; for Mid Cap Value Fund and total annual expenses of .   %,
    consisting of .   % management fees and .   % other expenses.

 /6/Janus Aspen Series are based upon expenses for the fiscal year ended
    December 31, 2000, restated to reflect a reduction in the management fees for Growth, Aggressive Growth, Capital Appreciation, International Growth, Worldwide Growth, Balanced, and Income Portfolios. Expenses for Global Technology and Global Life Sciences Portfolios are based on the estimated expenses that those Portfolios expect to incur in their initial fiscal year.

   The 12b-1 fee deducted for the Janus Aspen Series (Service Shares) covers certain distribution and shareholder support services provided by the companies selling variable contracts investing in the Janus

 Aspen Series portfolios. The 12b-1 fee assessed against the Janus Aspen Series (Service Shares) held for the Policies will be remitted to Capital Brokerage Corporation, the principal underwriter for the Policies.

 /7/Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of Salomon Brothers Variable Series Fund during 2000 for
    Investors Fund would have been total annual expenses of .   %, consisting
    of .   % management fees and .   % other expenses; for Strategic Bond Fund
    would have been total annual expenses of .   %, consisting of .   %
    management fees and .   % other expenses; for Total Return Fund total
    annual expenses would have been .   %, consisting of .   % management fees
    and .   % other fees.

The expense information regarding the Funds was provided by those Funds. We have not independently verified this information. We cannot guarantee that the reimbursements and the fee waivers provided by certain of the Funds will continue.

EXAMPLES

These examples show what your costs would be under certain hypothetical situations. They vary based on riders selected and whether you surrender or annuitize your Policy. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. The examples are based on the annual expenses of the portfolios of the Funds for the year ended December 31, 2000 (shown above in Portfolio Annual Expenses) and assume that the fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples assume that a full 4% Bonus Credit applies (if a lower Bonus Credit applied, or if no Bonus Credit applied, the numbers shown would be lower). The examples also assume that the $25 annual policy maintenance charge is equivalent to 0.1% of Account Value attributable to the hypothetical investment (this charge will be waived if the Account Value is at least $10,000 at the time the charge is due). To the extent that the examples reflect a charge for the optional Guaranteed Minimum Death Benefit Rider ("GMDB"), the examples assume that the maximum charge (.35% of the prior Policy year's average benefit amount) applies.

Examples to be updated in subsequent filing.

                                     * * *

Examples: An Owner would pay the following expense on a $1,000 investment, assuming a 4% up-front bonus and a 5% annual return on assets and the charges and expenses reflected in the Expense Table above (excluding the GMDB rider):

1. If you surrender* your Policy at the end of the applicable period:

                                                      Without GMDB Rider
Investment Subdivision Investing In:            1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
Alger American Fund
 Alger American Growth Portfolio
 Alger American Small Capitalization Portfolio
Federated Insurance Series
 Federated American Leaders Fund II
 Federated High Income Bond Fund II
 Federated Utility Fund II
Fidelity Variable Insurance Products Funds
 (VIP)
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
 VIP Overseas Portfolio
Fidelity Variable Insurance Products Funds II
 (VIP II)
 VIP II Asset Manager Portfolio
 VIP II Contrafund Portfolio
Fidelity Variable Insurance Products Funds III
 (VIP III)
 VIP III Growth & Income Portfolio
 VIP III Growth Opportunities Portfolio
GE Investments Funds, Inc.
 Income Fund
 International Equity Fund
 Mid-Cap Value Equity Fund (formerly Value
  Equity Fund)
 Money Market Fund
 Premier Growth Equity Fund
 Real Estate Securities Fund
 S & P 500 Index Fund
 Total Return Fund
 U.S. Equity Fund
Goldman Sachs Fund
 Goldman Sachs Growth and Income Fund
 Goldman Sachs Mid Cap Value Fund (formerly
  known as Mid Cap Equity Fund)
Janus Aspen Series
 Aggressive Growth Portfolio
 Balanced Portfolio
 Capital Appreciation Portfolio
 Flexible Income Portfolio
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Growth Portfolio
 International Growth Portfolio
 Worldwide Growth Portfolio
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA
 Oppenheimer Bond Fund/VA
 Oppenheimer Capital Appreciation Fund/VA
 Oppenheimer High Income Fund/VA
 Oppenheimer Multiple Strategies Fund/VA
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund
 Salomon Strategic Bond Fund
 Salomon Total Return Fund
-------------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

2. If you annuitize at the end of the applicable period, or do not surrender*:

                                                      Without GMDB Rider
Investment Subdivision Investing In:            1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
Alger American Fund
 Alger American Growth Portfolio
 Alger American Small Capitalization Portfolio
Federated Insurance Series
 Federated American Leaders Fund II
 Federated High Income Bond Fund II
 Federated Utility Fund II
Fidelity Variable Insurance Products Funds
 (VIP)
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
 VIP Overseas Portfolio
Fidelity Variable Insurance Products Funds II
 (VIP II)
 VIP II Asset Manager Portfolio
 VIP II Contrafund Portfolio
Fidelity Variable Insurance Products Funds III
 (VIP III)
 VIP III Growth & Income Portfolio
 VIP III Growth Opportunities Portfolio
GE Investments Funds, Inc.
 Income Fund
 International Equity Fund
 Mid-Cap Value Equity Fund (formerly Value
  Equity Fund)
 Money Market Fund
 Premier Growth Equity Fund
 Real Estate Securities Fund
 S & P 500 Index Fund
 Total Return Fund
 U.S. Equity Fund
Goldman Sachs Fund
 Goldman Sachs Growth and Income Fund
 Goldman Sachs Mid Cap Value Fund (formerly
  known as Mid Cap Equity Fund)
Janus Aspen Series
 Aggressive Growth Portfolio
 Balanced Portfolio
 Capital Appreciation Portfolio
 Flexible Income Portfolio
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Growth Portfolio
 International Growth Portfolio
 Worldwide Growth Portfolio
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA
 Oppenheimer Bond Fund/VA
 Oppenheimer Capital Appreciation Fund/VA
 Oppenheimer High Income Fund/VA
 Oppenheimer Multiple Strategies Fund/VA
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund
 Salomon Strategic Bond Fund
 Salomon Total Return Fund
-------------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

Examples: A Policyowner would pay the following expense on a $1,000 investment, assuming a 4% up-front bonus and a 5% annual return on assets and the charges and expenses reflected in the Expense Table above (including the GMDB rider):

3.  If you surrender* your Policy at the end of the applicable period:

                                                        With GMDB Rider
Investment Subdivision Investing In:            1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
Alger American Fund
 Alger American Growth Portfolio
 Alger American Small Capitalization Portfolio
Federated Insurance Series
 Federated American Leaders Fund II
 Federated High Income Bond Fund II
 Federated Utility Fund II
Fidelity Variable Insurance Products Funds
 (VIP)
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
 VIP Overseas Portfolio
Fidelity Variable Insurance Products Funds II
 (VIP II)
 VIP II Asset Manager Portfolio
 VIP II Contrafund Portfolio
Fidelity Variable Insurance Products Funds III
 (VIP III)
 VIP III Growth & Income Portfolio
 VIP III Growth Opportunities Portfolio
GE Investments Funds, Inc.
 Income Fund
 International Equity Fund
 Mid-Cap Value Equity Fund (formerly Value
  Equity Fund)
 Money Market Fund
 Premier Growth Equity Fund
 Real Estate Securities Fund
 S & P 500 Index Fund
 Total Return Fund
 U.S. Equity Fund
Goldman Sachs Fund
 Goldman Sachs Growth and Income Fund
 Goldman Sachs Mid Cap Value Fund (formerly
  known as Mid Cap Equity Fund)
Janus Aspen Series
 Aggressive Growth Portfolio
 Balanced Portfolio
 Capital Appreciation Portfolio
 Flexible Income Portfolio
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Growth Portfolio
 International Growth Portfolio
 Worldwide Growth Portfolio
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA
 Oppenheimer Bond Fund/VA
 Oppenheimer Capital Appreciation Fund/VA
 Oppenheimer High Income Fund/VA
 Oppenheimer Multiple Strategies Fund/VA
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund
 Salomon Strategic Bond Fund
 Salomon Total Return Fund
-------------------------------------------------------------------------------

 * surrender includes annuitization over a period of less than 5 years

4. If you annuitize at the end of the applicable period, or do not surrender*:

                                                        With GMDB Rider
Investment Subdivision Investing In:            1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
Alger American Fund
 Alger American Growth Portfolio
 Alger American Small Capitalization Portfolio
Federated Insurance Series
 Federated American Leaders Fund II
 Federated High Income Bond Fund II
 Federated Utility Fund II
Fidelity Variable Insurance Products Funds
 (VIP)
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
 VIP Overseas Portfolio
Fidelity Variable Insurance Products Funds II
 (VIP II)
 VIP II Asset Manager Portfolio
 VIP II Contrafund Portfolio
Fidelity Variable Insurance Products Funds III
 (VIP III)
 VIP III Growth & Income Portfolio
 VIP III Growth Opportunities Portfolio
GE Investments Funds, Inc.
 Income Fund
 International Equity Fund
 Mid-Cap Value Equity Fund (formerly Value
  Equity Fund)
 Money Market Fund
 Premier Growth Equity Fund
 Real Estate Securities Fund
 S & P 500 Index Fund
 Total Return Fund
 U.S. Equity Fund
Goldman Sachs Fund
 Goldman Sachs Growth and Income Fund
 Goldman Sachs Mid Cap Value Fund (formerly
  known as Mid Cap Equity Fund)
Janus Aspen Series
 Aggressive Growth Portfolio
 Balanced Portfolio
 Capital Appreciation Portfolio
 Flexible Income Portfolio
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Growth Portfolio
 International Growth Portfolio
 Worldwide Growth Portfolio
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA
 Oppenheimer Bond Fund/VA
 Oppenheimer Capital Appreciation Fund/VA
 Oppenheimer High Income Fund/VA
 Oppenheimer Multiple Strategies Fund/VA
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund
 Salomon Strategic Bond Fund
 Salomon Total Return Fund
-------------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

OTHER POLICIES

We offer other variable annuity policies which also may invest in many of the same portfolios of the Funds offered under the Policy. These policies have different charges that could affect their investment subdivisions' performance, and they offer different benefits.

Synopsis

What type of Policy am I buying? The Policy is an individual flexible premium variable deferred annuity policy. We may issue it as a policy qualified ("Qualified Policy") under the Internal Revenue Code of 1986, as amended (the "Code"), or as a policy that is not qualified under the Code ("Non-Qualified Policy"). This Prospectus only provides disclosure about the Policy. Certain features described in this Prospectus may vary from your Policy. See The Policy.

How does the Policy work? Once we approve your application, we will issue a Policy. During the accumulation period, while you are paying in, you can use your premium payments to buy Accumulation Units under Account 4 or interests in the Guarantee Account. Should you decide to annuitize (that is, change your Policy to a payout mode rather than an accumulation mode), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments, or a combination of both. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on that Valuation Day. See The Policy.

What is a Bonus Credit? For qualifying Policies, it is an amount we will add to each premium payment we receive. If the Annuitant was age 80 or younger when we issued the Policy, we will add 4% of each premium payment to your Account Value. For Annuitants age 81 or older at the time we issued the Policy, we will not pay Bonus Credits. Bonus Credits are not considered "premium payments" for purposes of the Policy. See Bonus Credits.

What is Account 4? It is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of Account 4 to one or more Investment Subdivisions, according to your investment choice. We do not charge those assets with liabilities arising out of any other business we may conduct. See Account 4.

What are my variable investment choices? Through its 40 Investment Subdivisions, Account 4 uses your premium payments to purchase shares, at your direction, in one or more of the 10 Funds. In turn, each portfolio holds securities consistent with its own particular investment policy. Amounts you allocate to Account 4 will reflect the investment performance of the portfolios you select. You bear the risk of investment gain or loss. See Account 4 --
 Investment Subdivisions.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after deductions. Since the Guarantee Account is part of the

General Account, we assume the risk of investment gain or loss on this amount. You may transfer value between the Guarantee Account and Account 4 subject to certain restrictions. See Transfers Before the Maturity Date. The Guarantee Account may not be available in all states or all markets.

What charges are associated with this Policy? Should you withdraw Account Value before your premium payments have been in your Policy for eight years, we will assess a surrender charge of anywhere from 0% to 8%, depending upon how many full years those payments have been in the Policy. (Note: We do not assess this surrender charge upon Account Value surrendered, partially surrendered or annuitized that represents gain. You may also partially surrender up to 10% of premium payments each Policy year without application of the surrender charge. We do not assess the surrender charge against any Account Value annuitized under an optional payment plan with a life contingency or a period certain guaranteeing payments for five years or more. We may also waive this charge under certain other conditions.) See Surrender Charge.

We assess annual charges in the aggregate at an effective annual rate of 1.55% against the daily net asset value of Account 4. These charges consist of .25% as an administrative expense charge and 1.30% as a mortality and expense risk charge. Additionally, we may impose an annual policy maintenance charge. We also charge for the elective GMDB. For a complete discussion of all charges associated with the Policy, see Charges and Other Deductions.

If your state assesses a premium tax with respect to your Policy, then at the time your Policy incurs the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or Account Value, as applicable. See Charges and Other Deductions and Deductions for Premium Taxes.

The portfolios also have certain expenses. These include management fees and other expenses associated with the daily operation of each portfolio. See Account 4 -- Investment Subdivisions. These portfolio expenses are more fully described in each Fund's prospectus.

How much must I pay, and how often? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are completely flexible. See The Policy -- Premium Payments.

How will my income payments be calculated? We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to annuitize under one of the optional payment plans. We will base your initial payment on maturity value and other factors. See Income Payments.

What happens if I die before the Maturity Date? Before the Maturity Date, if an Owner, Joint Owner, or Annuitant dies while the Policy is in force, we will treat the Designated Beneficiary as the sole Owner of the Policy, subject to certain distribution rules. We may pay a Death Benefit to the Designated Beneficiary. See Death of the Owner or Joint Owner Before the Maturity Date.

May I transfer Account Value among portfolios? Yes, but there may be limits on how often you may do so. The minimum transfer amount is currently $100 or the entire balance in the Investment Subdivision if the transfer will leave a balance of less than $100. See Transfers -- Transfers Before the Maturity Date and Income Payments -- Transfers After the Maturity Date.

May I surrender the Policy or make a partial surrender? Yes, subject to Policy requirements and to restrictions imposed under certain retirement plans.

If you surrender the Policy or make a partial surrender, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender, a 10% penalty tax. A surrender or a partial surrender may also be subject to withholding. See Federal Tax Matters. A partial surrender will reduce the Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduces Account Value.

Do I get a free look at this Policy? Yes. You have the right to return the Policy to us at our Home Office, and have us cancel the Policy within a certain number of days (usually 10 days from the date you receive the Policy, but some states require different periods).

If you exercise this right, we will cancel the Policy as of the day we receive your request and send you a refund computed as of that date. Your refund will equal one of the following amounts:

(i) if your Account Value has increased or has stayed the same, your refund will equal your Account Value, minus any Bonus Credits, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned Policy;

(ii) if your Account Value has decreased, your refund will equal your Account Value, minus any Bonus Credits, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned Policy and plus any investment loss, including any charges made by the Funds, attributable to Bonus Credits as of the date we received the returned Policy; or

(iii) if greater than (i) or (ii) and required by the law of your state, your premium payments minus any withdrawals you previously made.

This means you receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge on your Policy refund. See Return Privilege.

When are my allocations effective? Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Guarantee Account and/or the Investment Subdivisions you choose. See Allocation of Premium Payments.

Where may I find more information about Accumulation Unit Values? The Condensed Financial Information section at the end of this Prospectus provides more information about Accumulation Unit Values.

Investment Results

At times, Account 4 may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges, the annual policy maintenance charge and the Bonus Credit. Results calculated without surrender charges and the annual policy maintenance charge will be higher. Results calculated without the Bonus Credit will be lower. Total returns include the reinvestment of all distributions of the portfolios. Total returns reflect portfolio charges and expenses, the administrative expense charge, the mortality and expense risk charge and the policy maintenance charge. Total returns do not reflect the optional GMDB charge. They also do not reflect premium taxes. See Appendix B for further information.

Financial Statements

The consolidated financial statements of GE Life and Annuity Assurance Company and GE Life & Annuity Separate Account 4 are located in the SAI. If you would like a free copy of the SAI, call 1-800-352-9910. Otherwise, the SAI is available on the SEC's website at http://www.sec.gov.

GE Life and Annuity Assurance Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity contracts. We may do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230.

General Electric Capital Assurance Company ("GE Capital Assurance") owns the majority of our capital stock, and Federal Home Life Insurance Company ("Federal") and Phoenix Group Holdings, Inc. own the remainder. GE Capital Assurance and Federal are indirectly owned by GE Financial Assurance Holdings, Inc which is a wholly owned subsidiary of General Electric Capital Corporation ("GE Capital"). GE Capital, a New York corporation, is a diversified financial services company whose subsidiaries consist of specialty insurance, equipment management, and commercial and consumer financing businesses. GE Capital's indirect parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment, and large electric power generation equipment.

GNA Corporation, a direct wholly owned subsidiary of GE Financial Assurance Holdings, Inc., directly owns the stock of Capital Brokerage Corporation (the principal underwriter for the Contracts and a broker/dealer registered with the U.S. Securities and Exchange Commission).

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering various aspects of sales and service for individually sold life insurance and annuities.

Account 4

We established Account 4 as a separate investment account on August 19, 1987. Account 4 may invest in mutual fund portfolios, unit investment trusts, managed separate accounts, and other portfolios. We use Account 4 to support the Policy as well as for other purposes permitted by law.

Account 4 currently has 40 Investment Subdivisions available under the Policy, but that number may change in the future. Each Investment Subdivision invests exclusively in shares representing an interest in a separate corresponding portfolio of a Fund described below. We allocate net premium payments in accordance with your instructions among up to ten of the 40 Investment Subdivisions available under the Policy.

The assets of Account 4 belong to us. Nonetheless, we do not charge the assets in Account 4 attributable to the Policies with liabilities arising out of any other business which we may conduct. The assets of Account 4 shall, however, be available to cover the liabilities of our General Account to the extent that the assets of Account 4 exceed its liabilities arising under the Policies supported by it. Income and both realized and unrealized gains or losses from the assets of Account 4 are credited to or charged against Account 4 without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered Account 4 with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Registration with the SEC does not involve supervision of the management or investment practices or policies of Account 4 by the SEC. You assume the full investment risk for all amounts you allocate to Account 4.

THE PORTFOLIOS

There is a separate Investment Subdivision which corresponds to each portfolio of a Fund offered in this Policy. You decide the Investment Subdivisions to which you allocate net premium payments. You may change your allocation without penalty or charges.

Each Fund is registered with the Securities and Exchange Commission as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing an Investment Subdivision to allocate your net premium payments and Account Value, carefully read the prospectus for each Fund, along with this Prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives. We do not guarantee any minimum value for the amounts you allocate to Account 4. You bear the investment risk of investing in the portfolios.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

INVESTMENT SUBDIVISIONS

We offer you a choice from among 40 Investment Subdivisions, each of which invests in an underlying portfolio of one of the Funds. You may allocate premiums to up to ten Investment Subdivisions, plus the Guarantee Account, at any one time.

                                                            Adviser (and Sub-
                                                               Adviser, as
Investment Subdivision           Investment Objective          applicable)
-----------------------------------------------------------------------------
THE ALGER AMERICAN FUND

Alger American Growth       Seeks long-term capital        Fred Alger
Portfolio                   appreciation by focusing on    Management, Inc.
                            growing companies that
                            generally have broad product
                            lines, markets, financial
                            resources and depth of
                            management. Under normal
                            circumstances, the portfolio
                            invests primarily in the
                            equity securities of large
                            companies. The portfolio
                            considers a large company to
                            have a market capitalization
                            of $1 billion or greater.
-----------------------------------------------------------------------------
Alger American Small        Seeks long-term capital        Fred Alger
Capitalization Portfolio    appreciation by focusing on    Management, Inc.
                            small, fast-growing companies
                            that offer innovative
                            products, services or
                            technologies to a rapidly
                            expanding marketplace. Under
                            normal circumstances, the
                            portfolio invests primarily in
                            the equity securities of small
                            capitalization companies. A
                            small capitalization company
                            is one that has a market
                            capitalization within the
                            range of the Russell 2000
                            Growth Index or the S&P(R)
                            Small Cap 600 Index.
-----------------------------------------------------------------------------
FEDERATED INSURANCE SERIES

Federated American          Seeks long-term growth of      Federated
Leaders Fund II             capital with a secondary       Investment
                            objective of providing income. Management Company
                            Seeks to achieve its objective
                            by investing, under normal
                            circumstances, at least 65% of
                            its total assets in common
                            stock of "blue chip"
                            companies.
-----------------------------------------------------------------------------

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision          Investment Objective          applicable)
-----------------------------------------------------------------------------
Federated High Income      Seeks high current income by   Federated
Bond Fund II               investing primarily in a       Investment
                           diversified portfolio of       Management Company
                           professionally managed fixed-
                           income securities. The fixed
                           income securities in which the
                           fund intends to invest are
                           lower-rated corporate debt
                           obligations, commonly referred
                           to as "junk bonds." The risks
                           of these securities and their
                           high yield potential are
                           described in the prospectus
                           for the Federated Insurance
                           Series, which should be read
                           carefully before investing.
-----------------------------------------------------------------------------
Federated Utility Fund II  Seeks high current income and  Federated moderate capital appreciation  Investment
                           by investing primarily in      Management Company
                           equity and debt securities of
                           utility companies.
-----------------------------------------------------------------------------
FIDELITY VARIABLE
INSURANCE PRODUCTS
FUND (VIP)

VIP Equity-Income          Seeks reasonable income and    Fidelity Management
Portfolio                  will consider the potential    & Research Company;
                           for capital appreciation. The  (subadvised by FMR
                           fund also seeks a yield, which Co., Inc.)
                           exceeds the composite yield on
                           the securities comprising the
                           S&P 500 by investing primarily
                           in income-producing equity
                           securities and by investing in
                           domestic and foreign issuers.
-----------------------------------------------------------------------------
VIP Growth Portfolio       Seeks capital appreciation by  Fidelity Management
                           investing primarily in common  & Research Company;
                           stocks of companies believed   (subadvised by FMR
                           to have above-average growth   Co., Inc.)
                           potential.
-----------------------------------------------------------------------------
VIP Overseas Portfolio     Seeks long-term growth of      Fidelity Management
                           capital by investing at least  Research Company
                           65% of total assets in foreign (subadvised by
                           securities, primarily in       Fidelity Management
                           common stocks.                 & Research (U.K.)
                                                          Inc., Fidelity
                                                          Management &
                                                          Research (Far East)
                                                          Inc., Fidelity
                                                          International
                                                          Investments
                                                          Advisors, Fidelity
                                                          International
                                                          Investment Advisors
                                                          (U.K.) Limited and
                                                          Fidelity
                                                          Investments Japan
                                                          Limited; subadvised
                                                          by FMR Co., Inc.)
-----------------------------------------------------------------------------

                                                             Adviser (and Sub-
                                                                Adviser, as
Investment Subdivision            Investment Objective          applicable)
-------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE
PRODUCTS FUND II (VIP II)

VIP II Asset Manager         Seeks high total return with   Fidelity Management
Portfolio                    reduced riskover the long-term & Research Company
                             by allocating assets among     (subadvised by
                             stocks, bonds and short-term   Fidelity Management
                             and money market instruments.  & Research (U.K.)
                                                            Inc., Fidelity
                                                            Management &
                                                            Research (Far East)
                                                            Inc., Fidelity
                                                            Investments Japan
                                                            Limited and
                                                            Fidelity
                                                            Investments Money
                                                            Management, Inc;
                                                            subadvised by FMR
                                                            Co., Inc.)
-------------------------------------------------------------------------------
VIP II Contrafund            Seeks long-term capital        Fidelity Management
Portfolio                    appreciation by investing      & Research Company
                             mainly in common stocks and in (subadvised by
                             securities of companies whose  Fidelity Management
                             value is believed to have not  & Research (U.K.)
                             been fully recognized by the   Inc., Fidelity
                             public. This fund invests in   Management &
                             domestic and foreign issuers.  Research (Far East)
                             This fund also invests in      Inc. and Fidelity
                             "growth" stocks, "value"       Investments Japan
                             stocks, or both.               Limited; subadvised
                                                            by FMR Co., Inc.)
-------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE
PRODUCTS FUND III (VIP III)

VIP III Growth & Income      Seeks high total return        Fidelity Management
Portfolio                    through a combination of       & Research Company
                             current income and capital     (subadvised by
                             appreciation by investing a    Fidelity Management
                             majority of assets in common   & Research (U.K.)
                             stocks with a focus on those   Inc., Fidelity
                             that pay current dividends and Management &
                             show potential for capital     Research (Far East)
                             appreciation.                  Inc. and Fidelity
                                                            Investments Japan
                                                            Limited; subadvised
                                                            by FMR Co., Inc.)
-------------------------------------------------------------------------------
VIP III Growth               Seeks to provide capital       Fidelity Management
Opportunities Portfolio      growth by investing primarily  & Research Company
                             in common stock and other      (subadvised by
                             types of securities, including Fidelity Management
                             bonds, which may be lower-     & Research (U.K.)
                             quality debt securities.       Inc., Fidelity
                                                            Management &
                                                            Research (Far East)
                                                            Inc. and Fidelity
                                                            Investments Japan
                                                            Limited; subadvised
                                                            by FMR Co., Inc.)
-------------------------------------------------------------------------------
GE INVESTMENT FUNDS, INC.

Income Fund                  Objective of providing maximum GE Asset Management
                             income consistent with prudent Incorporated
                             investment management and
                             preservation of capital by
                             investing primarily in income-
                             bearing debt securities and
                             other income bearing
                             instruments.
-------------------------------------------------------------------------------

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision          Investment Objective          applicable)
-----------------------------------------------------------------------------
International Equity Fund  Objective of providing long-   GE Asset Management
                           term growth of capital by      Incorporated
                           investing primarily in foreign
                           equity and equity-related
                           securities which the adviser
                           believes have long-term
                           potential for capital growth.
-----------------------------------------------------------------------------
Mid-Cap Value Equity Fund  Objective of providing long    GE Asset Management
(formerly Value Equity     term growth of capital by      Incorporated
Fund)                      investing primarily in common
                           stock and other equity
                           securities of companies that
                           the investment adviser
                           believes are undervalued by
                           the marketplace at the time of
                           purchase and that offer the
                           potential for above-average
                           growth of capital. Although
                           the current portfolio reflects
                           investments primarily within
                           the mid cap range, the fund is
                           not restricted to investments
                           within any particular
                           capitalization and may in the
                           future invest a majority of
                           its assets in another
                           capitalization range.
-----------------------------------------------------------------------------
Money Market Fund          Objective of providing highest GE Asset Management
                           level of current income as is  Incorporated
                           consistent with high liquidity
                           and safety of principal by
                           investing in various types of
                           good quality money market
                           securities.
-----------------------------------------------------------------------------
Premier Growth Equity      Objective of providing long-   GE Asset Management
Fund                       term growth of capital as well Incorporated
                           as future (rather than
                           current) income by investing
                           primarily in growth-oriented
                           equity securities.
-----------------------------------------------------------------------------
Real Estate Securities     Objective of providing maximum GE Asset Management
Fund                       total return through current   Incorporated
                           income and capital             (Subadvised by
                           appreciation by investing      Seneca Capital
                           primarily in securities of     Management, L.L.C.)
                           U.S. issuers that are
                           principally engaged in or
                           related to the real estate
                           industry including those that
                           own significant real estate
                           assets. The portfolio will not
                           invest directly in real
                           estate.
-----------------------------------------------------------------------------
S&P 500 Index Fund/1/      Objective of providing capital GE Asset Management
                           appreciation and accumulation  Incorporated
                           of income that corresponds to  (Subadvised by
                           the investment return of the   State Street Global
                           Standard & Poor's 500          Advisers)
                           Composite Stock Price Index
                           through investment in common
                           stocks comprising the Index.
-----------------------------------------------------------------------------

/1/"Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill
   Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this Fund or the Policy.

                                                             Adviser (and Sub-
                                                                Adviser, as
Investment Subdivision          Investment Objective            applicable)
-------------------------------------------------------------------------------
Total Return Fund          Objective of providing the       GE Asset Management
                           highest total return, composed   Incorporated
                           of current income and capital
                           appreciation, as is consistent
                           with prudent investment risk
                           by investing in common stock,
                           bonds and money market
                           instruments, the proportion of
                           each being continuously
                           determined by the investment
                           adviser.
-------------------------------------------------------------------------------
U.S. Equity Fund           Objective of providing long-     GE Asset Management
                           term growth of capital through   Incorporated
                           investments primarily in
                           equity securities of U. S.
                           companies.
-------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE
INSURANCE TRUST (VIT)

Goldman Sachs Growth and   Seeks long-term capital growth   Goldman Sachs Asset
Income Fund                and growth of income,            Management
                           primarily through equity
                           securities that are considered
                           to have favorable prospects
                           for capital appreciation
                           and/or dividend-paying
                           ability.
-------------------------------------------------------------------------------
Goldman Sachs Mid Cap      Seeks long-term capital          Goldman Sachs Asset
Value Fund (formerly Mid   appreciation, primarily          Management
Cap Equity Fund)           through equity securities of
                           companies with public stock
                           market capitalizations within
                           the range of the market
                           capitalization of companies
                           constituting the Russell
                           Midcap Index at the time of
                           investment (currently between
                           $400 million and $16 billion).
-------------------------------------------------------------------------------
JANUS ASPEN SERIES

Aggressive Growth          Non-diversified portfolio/2/     Janus Capital
Portfolio                  pursuing long-term growth of     Corporation
                           capital. Pursues this
                           objective by normally
                           investing at least 50% of its
                           assets in equity securities
                           issued by medium-sized
                           companies.
-------------------------------------------------------------------------------
Balanced Portfolio         Seeks long term growth of        Janus Capital
                           capital. Pursues this            Corporation
                           objective consistent with the
                           preservation of capital and
                           balanced by current income.
                           Normally invests 40-60% of its
                           assets in securities selected
                           primarily for their growth
                           potential and 40-60% of its
                           assets in securities selected
                           primarily for their income
                           potential.
-------------------------------------------------------------------------------
Capital Appreciation       Non-diversified portfolio/2/     Janus Capital
Portfolio                  pursuing long-term growth of     Corporation
                           capital. Pursues this
                           objective by investing
                           primarily in common stocks of
                           companies of any size.
-------------------------------------------------------------------------------

/2/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision          Investment Objective          applicable)
----------------------------------------------------------------------------
Flexible Income Portfolio  Seeks maximum total return     Janus Capital
                           consistent with preservation   Corporation
                           of capital. Total return is
                           expected to result from a
                           combination of income and
                           capital appreciation. The
                           portfolio pursues its
                           objective primarily by
                           investing in any type of
                           income-producing securities.
                           This portfolio may have
                           substantial holdings of lower-
                           rated debt securities or
                           "junk" bonds. The risks of
                           investing in junk bonds are
                           described in the prospectus
                           for Janus Aspen Series, which
                           should be read carefully
                           before investing.
----------------------------------------------------------------------------
Global Life Sciences       Seeks long-term growth of      Janus Capital
Portfolio                  capital. The portfolio pursues Corporation
                           this objective by investing at
                           least 65% of its total assets
                           in securities of U.S. and
                           foreign companies that the
                           portfolio manager believes
                           have a life science
                           orientation. The portfolio
                           normally invests at least 25%
                           of its total assets, in the
                           aggregate, in the following
                           industry groups: health care;
                           pharmaceuticals; agriculture;
                           cosmetics/personal care; and
                           biotechnology.
----------------------------------------------------------------------------
Global Technology          Seeks long-term growth of      Janus Capital
Portfolio                  capital. The portfolio pursues Corporation
                           this objective by investing at
                           least 65% of its total assets
                           in securities of U.S. and
                           foreign companies that the
                           portfolio manager believes
                           will benefit significantly
                           from advances or improvements
                           in technology.
----------------------------------------------------------------------------
Growth Portfolio           Seeks long-term capital growth Janus Capital
                           consistent with the            Corporation
                           preservation of capital and
                           pursues its objective by
                           investing in common stocks of
                           companies of any size.
                           Emphasizes larger, more
                           established issuers.
----------------------------------------------------------------------------
International Growth       Seeks long-term growth of      Janus Capital
Portfolio                  capital. Pursues this          Corporation
                           objective primarily through
                           investments in common stocks
                           of issuers located outside the
                           United States. The portfolio
                           normally invests at least 65%
                           of its total assets in
                           securities of issuers from at
                           least five different
                           countries, excluding the
                           United States.
----------------------------------------------------------------------------

                                                              Adviser (and Sub-
                                                                 Adviser, as
Investment Subdivision             Investment Objective          applicable)
-------------------------------------------------------------------------------
Worldwide Growth              Seeks long-term capital growth Janus Capital
Portfolio                     in a manner consistent with    Corporation
                              the preservation of capital.
                              Pursues this objective by
                              investing in a diversified
                              portfolio of common stocks of
                              foreign and domestic issuers
                              of all sizes. Normally invests
                              in at least five different
                              countries including the United
                              States.
-------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT
FUNDS

Oppenheimer Aggressive        Seeks to achieve capital       OppenheimerFunds,
Growth Fund/VA                appreciation investing mainly  Inc.
                              in common stocks of companies
                              in the United States believed
                              by the fund's investment
                              manager, OppenheimerFunds
                              Inc., to have significant
                              growth potential.
-------------------------------------------------------------------------------
Oppenheimer Bond Fund/VA      Seeks high level of current    OppenheimerFunds,
                              income and capital             Inc.
                              appreciation when consistent
                              with its primary objective of
                              high income. Under normal
                              conditions this fund will
                              invest at least 65% of its
                              total assets in investment
                              grade debt securities.
-------------------------------------------------------------------------------
Oppenheimer Capital           Seeks capital appreciation     OppenheimerFunds,
Appreciation Fund/VA          from investments in securities Inc.
                              of well-known and established
                              companies. Such securities
                              generally have a history of
                              earnings and dividends and are
                              issued by seasoned companies
                              (having an operating history
                              of at least five years,
                              including predecessors).
-------------------------------------------------------------------------------
Oppenheimer High Income       Seeks high current income from OppenheimerFunds,
Fund/VA                       investments in high yield      Inc.
                              fixed income securities,
                              including unrated securities
                              or high-risk securities in
                              lower rating categories. These
                              securities may be considered
                              speculative. This fund may
                              have substantial holdings of
                              lower-rated debt securities or
                              "junk" bonds. The risks of
                              investing in junk bonds are
                              described in the prospectus
                              for the Oppenheimer Variable
                              Account Funds, which should be
                              read carefully before
                              investing.
-------------------------------------------------------------------------------
Oppenheimer Multiple          Seeks total investment return  OppenheimerFunds,
Strategies Fund/VA            (which includes current income Inc.
                              and capital appreciation in
                              the values of its shares) from
                              investments in common stocks
                              and other equity securities,
                              bonds and other debt
                              securities, and "money market"
                              securities.
-------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE
SERIES FUNDS INC

Salomon Investors Fund        Seeks long-term growth of      Salomon Brothers
                              capital with current income as Asset Management
                              a secondary objective,         Inc
                              primarily through investments
                              in common stocks of well-known
                              companies.
-------------------------------------------------------------------------------

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision          Investment Objective          applicable)
----------------------------------------------------------------------------
Salomon Strategic Bond     Seeks high level of current    Salomon Brothers
Fund                       income with capital            Asset Management
                           appreciation as a secondary    Inc
                           objective, through a globally
                           diverse portfolio of fixed-
                           income investments, including
                           lower-rated fixed income
                           securities commonly known as
                           junk bonds.
----------------------------------------------------------------------------
Salomon Total Return Fund  Seeks to obtain above-average  Salomon Brothers income by primarily investing  Asset Management
                           in a broad variety             Inc
                           of securities, including
                           stocks, fixed- income
                           securities and short-term
                           obligations.
----------------------------------------------------------------------------

Not all of these portfolios may be available in all states or in all markets.

We will purchase shares of the portfolios at net asset value and direct them to the appropriate Investment Subdivisions of Account 4. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay Death Benefits and surrender/partial surrender proceeds, to make income payments, or for other purposes described in the Policy. We automatically reinvest all dividend and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in unit values.

Shares of the portfolios are not sold directly to the general public. They are sold to the Company and they may also be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the Funds.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of Account 4 and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the Policies, will receive 12b-1 fees deducted from certain portfolio assets for providing distribution and shareholder support services to some of the portfolios. Because 12b-1 fees are paid out of a portfolio's assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.

CHANGES TO ACCOUNT 4 AND THE INVESTMENT SUBDIVISIONS

We reserve the right, within the law, to make additions, deletions and substitutions for the Funds and/or any portfolios within the Funds in which Account 4 participates. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the Policy. This substitution might occur if shares of a portfolio should no longer be available, or if investment in any portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the Policy. The new portfolios may have higher fees and charges than the ones they replaced, and not all portfolios may be available to all classes of Policies. No substitution of the shares attributable to your Policy may take place without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Investment Subdivisions, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Investment Subdivisions if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate an Investment Subdivision without prior notice to you and before approval of the SEC. Not all Investment Subdivisions may be available to all classes of Policies.

If permitted by law, we may deregister Account 4 under the 1940 Act in the event such registration is no longer required; manage Account 4 under the direction of a committee; or combine Account 4 with other separate accounts of the Company. Further, to the extent permitted by applicable law, we may transfer the assets of Account 4 to another separate account.

The Guarantee Account

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement.

You may allocate some or all of your net premium payments and transfer some or all of your Account Value to the Guarantee Account. We credit the portion of the Account Value allocated to the Guarantee Account with interest (as described below). Account Value in the Guarantee Account is subject to some, but not all, of the charges we assess in connection with the Policy. See Charges and Other Deductions.

Each time you allocate net premium payments or transfer Account Value to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time.

At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period for one year will commence for the remaining portion of that particular allocation.

We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of Account Value under the Policies. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account, or any portion thereof. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your Policy.

We will notify you in writing at least 10 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Investment Subdivisions subject to certain restrictions. See Transfers Before the Maturity Date. During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

We reserve the right to credit bonus interest on premium payments allocated to the Guarantee Account participating in the Dollar-Cost Averaging Program. (This may not be available to all classes of policies.)

Charges and Other Deductions

All of the charges described in this section apply to Account Value allocated to Account 4. Account Value in the Guarantee Account is subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Policies. We incur certain costs and expenses for the distribution and administration of the Policies and for providing the benefits payable thereunder. Our administrative services include:

 .  processing applications for and issuing the Policies;

 .  maintaining records;

 .  administering annuity payouts;

 . furnishing accounting and valuation services (including the calculation and monitoring of daily Investment Subdivision values);

 .  reconciling and depositing cash receipts;

 .  providing Policy confirmations and periodic statements;

 .  providing toll-free inquiry services; and

 .  furnishing telephone and internet transaction services.

The risks we assume include:

 .  the risk that the Death Benefits will be greater than the Surrender Value;

 . the risk that the actual life-span of persons receiving income payments under the Policy will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Policy and cannot be changed);

 . the risk that more Owners than expected will qualify for waivers of the surrender charges; and

 . the risk that our costs in providing the services will exceed our revenues from Policy charges (which cannot be changed by us).

We designed the 4% Bonus Credit feature as part of the overall sales load structure for the policies. When the policies were designed, our pricing actuaries set the bonus credit level and the level of the surrender charge to reflect the overall level of sales load and distribution expenses associated with the policies. Although there is no specific charge for the Bonus Credit, we may use a portion of the surrender charge and mortality and exposure risk charge to help recover the cost of providing the Bonus Credit under the Policy. We may realize a profit from this feature.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge (except as described below) on partial and full surrenders of premium payments. You pay this charge to compensate us for the losses we experience on Policy distribution costs when Owners surrender or partially surrender.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Investment Subdivisions. However, if there is no Account Value in Account 4, we will deduct the charge proportionally from all monies in the Guarantee Account. The surrender charge is as follows:

                                                           Surrender charge
          Number of full and                              as a percentage of
       partially completed years                          the surrendered or
         since we received the                           partially surrendered
            premium payment                                 premium payment
      -------------------------------------------------------------------------
                 Year                                         Percentage
                 ----                                         ----------
                   1                                               8%
                   2                                               8%
                   3                                               7%
                   4                                               6%
                   5                                               5%
                   6                                               4%
                   7                                               3%
                   8                                               2%
               9 or more                                           0%
      -------------------------------------------------------------------

We do not assess the surrender charge on surrenders:

  .  of amounts representing gain (as defined below);

  .  of free withdrawal amounts (as defined below);

  . if taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5;

  .  if a waiver of surrender charge provision applies; or

  .  if taken upon the death of the Annuitant.

You may withdraw any gain in your Policy free of any surrender charge. We calculate gain in the Policy as: (a) plus (b) minus (c) minus (d), but not less than zero where:

(a) is the Account Value on the Valuation Day we receive your surrender request;

(b) is the total of any partial surrenders previously taken;

(c) is the total of premium payments made; and

(d) is the total of any gain previously surrendered.

In addition to any gain, you may withdraw an amount equal to 10% of your total premium payments each Policy year without a surrender charge (the "free withdrawal amount"). The free withdrawal amount is not cumulative from Policy year to Policy year.

Further, we will waive the surrender charge if you annuitize under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See Optional Payment Plans.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the Policy (provided the confinement began, or the illness was diagnosed, at least one year after the Policy Date). If you surrender the Policy under the terminal illness waiver, please remember that we will pay your Account Value, which could be less than the Death Benefit otherwise available. The terms and conditions of the waivers are set forth in your Policy.

DEDUCTIONS FROM ACCOUNT 4

We deduct from Account 4 an amount, computed daily, at an annual rate of 1.55% of the daily net asset value. The charge consists of an administrative expense charge at an effective annual rate of .25% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from Account 4 are reflected in your Account Value.

OTHER CHARGES

Optional Guaranteed Minimum Death Benefit Charge

We charge you for expenses related to the optional Guaranteed Minimum Death Benefit ("GMDB"). We deduct this charge against the Account Value in Account 4 at each anniversary and at full surrender to compensate us for the increased risks and expenses associated with providing the enhanced Death Benefit. We will allocate the annual optional GMDB charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If the Guarantee Account is available under the Policy and the Account Value in Account 4 is not sufficient to cover the charge for the optional GMDB, we will deduct the charge first from the Account Value in Account 4, if any, and then from the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). We guarantee that this charge will never exceed an annual rate of .35% times the average benefit amount (however, we currently charge .25%). At full surrender, we will charge you a pro-rata portion of the annual charge.


POLICY MAINTENANCE CHARGE

We will deduct an annual charge of $25 from the Account Value of each Policy to compensate us for certain administrative expenses incurred in connection with the Policies. We will deduct the charge at each Policy anniversary and at full surrender. We will waive this charge if your Account Value at the time of deduction is at least $10,000.

We will allocate the annual policy maintenance charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If there is insufficient Account Value allocated to Account 4, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all monies in the Guarantee Account. Other allocation methods may be available upon request.

DEDUCTIONS FOR PREMIUM TAXES

We will deduct charges for any premium tax or other tax levied by any governmental entity from Account Value when incurred or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3%.

OTHER CHARGES AND DEDUCTIONS

Each portfolio incurs certain fees and expenses. To pay for these charges, the portfolio makes deductions from its assets. The deductions are described more fully in each Fund's prospectus.

In addition, we reserve the right to impose a transfer charge of up to $10 per transfer. This charge is at cost with no profit to us.

Additional Information

We may reduce or eliminate the administrative expense and surrender charges described previously for any particular Policy. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or (4) any other circumstances which reduce distribution or administrative expenses. We will state the exact amount of administrative expense and surrender charges applicable to a particular Policy in that Policy.

We may also reduce charges and/or deductions for sales of the Policies to registered representatives who sell the Policies to the extent we realize savings of distribution and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

The Policy

The Policy is an individual flexible deferred variable annuity policy. We describe your rights and benefits below and in the Policy. There may be differences in your Policy (such as differences in fees, charges and benefits) because of requirements of the state where we issued your Policy. We will include any such differences in your Policy.

PURCHASE OF THE POLICY

If you wish to purchase a Policy, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a Policy. We then send the Policy to you through your sales representative. See Distribution of the Policies.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your premium payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial premium payment within two business days. (We will apply any subsequent premium payments on the Valuation Day they are received.)

To apply for a Policy, you must be of legal age in a state where we may lawfully sell the Policies and also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the Policies. The Annuitant cannot be older than age 80, unless we approve a different age.

This Policy may be used with certain tax qualified retirement plans. The Policy includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Policy does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this Policy through a qualified plan, you should consider purchasing this Policy for its Death Benefit, income benefits, and other non-tax related benefits. Please consult a tax advisor for information specific to your circumstances in order to determine whether the Policy is an appropriate investment for you.

OWNERSHIP

As Owner, you have all rights under the Policy, subject to the rights of any irrevocable beneficiary. According to Virginia law, the assets of Account 4 are held for the exclusive benefit of all Owners and their Designated
Beneficiaries. Qualified Policies may not be assigned or transferred except as permitted by the Employee Retirement

Income Security Act (ERISA) of 1974 and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.

If you name a Joint Owner in the application, we will treat the Joint Owners as having equal undivided interests in the Policy. All Owners must together exercise any ownership rights in this Policy.

PREMIUM PAYMENTS

You may make premium payments at a frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made or, if stopped, resumed at any time until the Maturity Date, the surrender of the Policy, or the death of the Owner (or Joint Owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason.

The minimum initial premium payment is $10,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $1,000 for Non-Qualified Policies ($200 in the case of certain bank drafts), $50 for IRA Policies, and $100 for other Qualified Policies. Different limits and other restrictions may apply.

VALUATION DAY

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m., New York time) for each day the New York Stock Exchange is open except for days on which a Fund does not value its shares (Valuation Day). If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PREMIUM PAYMENTS

We place net premium payments into the Separate Account's Investment Subdivisions, each of which invests in shares of a corresponding portfolio of the Funds, and/or the Guarantee Account, according to your instructions. You may allocate premium payments to up to ten Investment Subdivisions plus the Guarantee Account at any one time.

The percentage of any premium payment which you can put into any one Investment Subdivision or guarantee period must be a whole percentage. Upon allocation to the appropriate Investment Subdivisions we convert net premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Investment Subdivision by the value of an

Accumulation Unit for that Investment Subdivision on the Valuation Day on which we receive the premium payment at our Home Office if received before 4:00 p.m., New York time. If we receive the premium payment at or after 4:00 p.m., New York time, we will use the Accumulation Unit value computed on the next Valuation Day. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the portfolio's investments perform, but also upon the charges of Account 4 and the fees and expenses of each portfolio.

We will determine the value of your initial premium payment no later than two business days after we received your completed application and all other information necessary for processing your purchase order. We will determine the value of any subsequent premium payments you make as of the end of the Valuation Period during which we receive the premium payments.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice in writing or by phoning us at our Home Office. The new allocation will apply to any premium payments made after we receive notice of the change.

BONUS CREDITS

For most Policies, we will add a Bonus Credit to each premium payment we receive. (The Bonus Credit is referred to as an "enhanced premium amount" in your Policy). We fund this credit from our General Account. For each premium payment you make, we will add 4% of that premium payment to your Account Value, provided the Annuitant was age 80 or younger when we issued the Policy. For Annuitants age 81 or older at the time of issue, we will not pay any Bonus Credits. We apply the Bonus Credits when we apply your premium payment to your Account Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. We do not consider Bonus Credits as "premium payments" for purposes of the Policy. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the Bonus Credit may exceed the sum of the Bonus Credit and any related earnings. You should consider this possibility before purchasing the Policy.

VALUATION OF ACCUMULATION UNITS

We value Accumulation Units for each Investment Subdivision separately. Initially, we arbitrarily set the value of each Accumulation Unit at $10.00. Thereafter, the value of an Accumulation Unit in any Investment Subdivision for a Valuation Period equals the value of an Accumulation Unit in that Investment Subdivision as of the preceding

Valuation Period multiplied by the net investment factor of that Investment Subdivision for the current Valuation Period.

The net investment factor is an index used to measure the investment performance of an Investment Subdivision from one Valuation Period to the next. The net investment factor for any Investment Subdivision for any Valuation Period reflects the change in the net asset value per share of the portfolio held in the Investment Subdivision from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Investment Subdivision. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Investment Subdivision.

Transfers

TRANSFERS BEFORE THE MATURITY DATE

Before the earliest of the surrender of the Policy, payment of any Death Benefit, or the Maturity Date, you may transfer all or a portion of your investment between and among the Investment Subdivisions of Account 4 and the Guarantee Account, subject to certain conditions. We process transfers among the Investment Subdivisions of Account 4 and between the Investment Subdivisions and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request at our Home Office. For this reason, there may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Investment Subdivision of Account 4 or the Guarantee Account. We may postpone transfers to, from, or among the Investment Subdivisions of Account 4 under certain circumstances. See Requesting Payments.

We restrict transfers from any particular allocation in the Guarantee Account to an Investment Subdivision. Unless you are participating in the Dollar-Cost Averaging Program (see Dollar-Cost Averaging), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount which you may transfer to the Investment Subdivisions. However, for any particular allocation to the Guarantee Account, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Further, we may restrict certain transfers from the Investment Subdivisions to the Guarantee Account. We reserve the right to prohibit or limit transfers from an Investment Subdivision to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Investment Subdivision.

Currently, there is no other limit on the number of transfers between and among Investment Subdivisions of Account 4 and the Guarantee Account; however, we reserve the right to limit the number of transfers each calendar year to twelve, or if it is necessary for the Policy to continue to be treated as an annuity policy by the Internal Revenue Service, a lower number. Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Investment Subdivision or interest rate guarantee period if the transfer will leave a balance of less than $100.

Sometimes, we may not honor your transfer request. We may not honor your transfer request if:

(i) any Investment Subdivision that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Investment Subdivision invests;

(ii) the transfer is a result of more than one trade involving the same Investment Subdivision within a 30 day period; or

(iii) the transfer would adversely affect Accumulation Unit values.

We also may not honor transfers made by third parties. See Transfers by Third Parties.

When thinking about a transfer of Account Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

TELEPHONE/INTERNET TRANSACTIONS (COMMONWEALTH SERIES--ANNUITIES)

You may make certain requests under your Policy by calling or electronically contacting us provided we received your prior written authorization at our Annuity Customer Service Center. These include requests for transfers and changes in premium allocations, dollar-cost averaging, and portfolio rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others,

 . requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone/internet instructions,

 . confirming the telephone/internet transaction in writing to you or a third party you authorized, and/or

 . tape recording telephone instructions or retaining a record of your electronic request.

If we do not follow reasonable procedures we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit telephone and internet transactions.

To request a telephone transaction, please call our Annuity Customer Service Line at 1-800-353-9910. To request an electronic transaction, please access our Universal Resource Locator ("URL") at http://www.GEFinancialServices.com.

SPECIAL NOTE ON INTERNET RELIABILITY

Please note that the internet may not always be available. Any computer system, whether it is yours, your internet service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by calling or writing our Annuity Customer Service Center.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow the use of transfers by third parties whereby you give third parties the right to effect transfers on your behalf. However, when the same third party makes transfers for many Owners, the result can be simultaneous transfers involving large amounts of Account Value. Such transfers can disrupt the orderly management of the portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Policies, and the management of the Funds share this position. Therefore, as described in your Policy, we may limit or disallow transfers made by a third party.

DOLLAR-COST AVERAGING

The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Money Market Investment Subdivision and/or the Guarantee Account to any combination of other Investment Subdivisions (as long as the total number of Investment Subdivisions used does not exceed the maximum number allowed under the Policy). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.

You may participate in the dollar-cost averaging program by electing it on your application; or by contacting an authorized sales representative or our Annuity Customer Service Line at 1-800-352-9910 and completing the dollar-cost averaging agreement. To use the program, you must transfer at least $100 from the Money Market Investment Subdivision and/or interest rate guarantee period with each transfer.

The dollar-cost averaging will begin 30 days after we receive your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the dollar-cost averaging program:

 . on the business day we receive your written or telephoned (assuming we have your telephone authorization form on file) request to discontinue the program; and

 . when the value of the Money Market Investment Subdivision and/or interest rate guarantee period from which transfers are being made is depleted.

If you dollar-cost average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer.

We reserve the right to transfer any remaining portion of an allocation used for dollar-cost averaging to a Guarantee Account with a new interest rate guarantee period upon termination of the dollar-cost averaging program for that allocation.

There is no additional charge for dollar-cost averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue offering or to modify the dollar-cost averaging program at any time and for any reason. We also reserve the right to prohibit simultaneous dollar-cost averaging and systematic withdrawals.

PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Investment Subdivisions, the performance of each Investment Subdivision may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual, or annual basis) your Account Value among the Investment Subdivisions to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages. Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, portfolio rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering or to modify the portfolio rebalancing program at any time and for any reason. We also reserve the right to exclude Investment Subdivisions from portfolio rebalancing. Portfolio rebalancing does not guarantee a profit or protect against a loss.

Surrenders

SURRENDERS AND PARTIAL SURRENDERS

Subject to the rules discussed below, we will allow the surrender of the Policy or a withdrawal of a portion of the Account Value at any time before the Maturity Date upon your written request.

We will not permit a partial surrender that is less than $100 or that reduces Account Value to less than $1,000. If your partial surrender request would reduce Account Value to less than $1,000, we will surrender your Policy in full. Different limits and other restrictions may apply to qualified retirement plans.

The amount payable on full surrender of the Policy is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals the Account Value (after deduction of any policy maintenance charge) on the date we receive a request for surrender less any applicable surrender charge, GMDB charge, and less any applicable premium tax. We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the Policy, based on your instructions.

You may indicate, in writing or by calling the Annuity Customer Service Line, from which Investment Subdivisions or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Investment Subdivisions of Account 4 on a pro-rata basis in proportion to the Account Value in Account 4. We then will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

Please remember that a partial surrender will reduce the Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced Account Value.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN POLICIES

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program (ORP) to withdraw their interest in a variable annuity contract issued under the ORP only upon (i) termination of employment in the Texas public institutions of higher education, (ii) retirement, (iii) death, or (iv) the participant's attainment of age 70 1/2. Accordingly, before we distribute any amounts from these Policies, you must furnish us proof that one of these four events has occurred.

SYSTEMATIC WITHDRAWALS

The systematic withdrawal program allows you to take systematic withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the Policy Date (unless we allow an earlier date). To participate in the program, you must complete our systematic withdrawal form. You can obtain the form from an authorized sales representative or our Annuity Customer Service Center.

Your systematic withdrawals in a Policy year may not exceed the amount which is not subject to a surrender charge. You may provide specific instructions as to how we are to take the systematic withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by first taking on a pro-rata basis Accumulation Units from all of the Investment Subdivisions in which you have an interest. To the extent that your Account Value in Account 4 is not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any Account Value you have in the Guarantee Account to accomplish the withdrawal.

After your systematic withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

 . you may request only one such change in a calendar quarter; and

 . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of systematic withdrawals, then you may increase the remaining payments up to the maximum amount.

A systematic withdrawal program will terminate automatically when a systematic withdrawal would cause the remaining Account Value to be less than $10,000. If a systematic withdrawal would cause the Account Value to be less than $10,000, then we will not process that systematic withdrawal transaction. You may discontinue systematic withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum.

When you consider systematic withdrawals, please remember that each systematic withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% Federal penalty tax on systematic withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and withdrawals under a systematic withdrawal program will count toward the limit of the amount that you may withdraw in any Policy year free under the free withdrawal privilege. (See Surrender Charge.)

We reserve the right to prohibit simultaneous systematic withdrawals and dollar-cost averaging. We also reserve the right to discontinue and/or modify the systematic withdrawal program upon 30 days written notice to Owners.

The Death Benefit

BASIC DEATH BENEFIT
DEATH BENEFIT AT DEATH OF ANNUITANT BEFORE MATURITY DATE

If the Annuitant dies before income payments begin, regardless of whether the Annuitant is also an Owner or Joint Owner of the Policy, the amount of proceeds available is the Death Benefit (which may be referred to in our marketing materials as the "Annual EstateProtector"). Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the Death Benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere.

We offer three Death Benefits -- the basic Death Benefit, the optional enhanced Death Benefit, and the optional Guaranteed Minimum Death Benefit. We describe our current Death Benefit below. We describe the Death Benefits for Policies issued before May 1, 2001 (and for Policies issued after May 1, 2001 where our current Death Benefits are not approved under applicable state regulation) in Appendix A.

Basic Death Benefit

The basic Death Benefit varies based on the Annuitant's age at issue and at death. Under the basic Death Benefit, if the Annuitant dies before the Policy anniversary when he or she reaches age 81:

 . During the initial one-year Death Benefit Period, as shown in the policy data pages, the Death Benefit will be the greater of items (a) and (b), where:

 (a) is the Account Value as of the date we receive due proof of death; and

 (b) is the total premium payments we received adjusted for any applicable premium tax and partial surrender.

 . During any subsequent one-year Death Benefit Period, as shown in the policy data pages, the Death Benefit will be the greatest of items (a), (b), and
  (c), where:

 (a) is the Account Value as of the date we receive due proof of death;

 (b) is the total premium payments we received adjusted for any applicable premium tax and partial surrender; and

 (c) is the Death Benefit on the last day of the preceding Death Benefit period, plus any premium payments we received since then, adjusted for any applicable premium tax and partial surrender.

If the death occurs on or after the Policy anniversary the Annuitant reaches age 81,

 . If the deceased Annuitant was age 80 or younger on the Policy Date, the Death
  Benefit will be the greatest of items (a), (b), and (c), where:

 (a) is the Account Value as of the date we receive due proof of death;

 (b) is the total premium payments we received adjusted for any applicable premium tax and partial surrender; and

 (c) is the Death Benefit on the last day of the final Death Benefit Period ending on or before the Policy anniversary the Annuitant reaches age 80, plus any premium payments we received since then, adjusted for any applicable premium tax and partial surrender.

 . If the deceased Annuitant was age 81 or older on the Policy Date, the Death
  Benefit will be the Account Value as of the date we receive due proof of death.

We will adjust the basic Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges) reduces Account Value.

Example: Assuming an Owner: (i) purchases a Policy for $100,000; (ii) makes no additional premium payments and no partial surrenders; (iii) is not subject to premium taxes; and (iv) the Annuitant's age is 70 on the Policy Date then:

                                                                                            Basic
      Annuitant's              End of                       Account                         Death
          Age                   Year                         Value                         Benefit
     -----------------------------------------------------------------------------------------------
          71                      1                         $103,000                       $103,000
          72                      2                         $110,000                       $110,000
          73                      3                         $ 80,000                       $110,000
          74                      4                         $120,000                       $120,000
          75                      5                         $130,000                       $130,000
          76                      6                         $150,000                       $150,000
          77                      7                         $160,000                       $160,000
          78                      8                         $130,000                       $160,000
          79                      9                         $ 90,000                       $160,000
          80                     10                         $170,000                       $170,000
          81                     11                         $140,000                       $170,000
          82                     12                         $190,000                       $190,000
          83                     13                         $150,000                       $170,000
     ------------------------------------------------------------------------------------------------

The purpose of this example is to show how the basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the Policy.

Partial surrenders will reduce the basic Death Benefit by the proportion that that the partial surrender (including any applicable surrender charge) reduced Account Value. For example:

                          Premium                       Account                       Basic Death
       Date               Payment                        Value                          Benefit
     ----------------------------------------------------------------
      3/31/00             $10,000                       $10,000                         $10,000
      3/31/08                                            20,000                          20,000
      3/31/09                                            14,000                          20,000
     ----------------------------------------------------------------

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT

If a partial surrender of $7,000 is made on March 31, 2009, the basic Death Benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Account Value is reduced by 50% by the partial surrender ($14,000 to $7,000). This is true only if the basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Account Value on the date of the Annuitant's death. It also assumes that the Annuitant is younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the Policy.

Optional Guaranteed Minimum Death Benefit

If the Annuitant dies before income payments begin while the optional Guaranteed Minimum Death Benefit ("GMDB") is in effect, the Designated Beneficiary may elect the basic Death Benefit or the GMDB (we may refer to the GMDB in our marketing materials as the "Six Percent Estate ProtectorSM").

On the Policy Date, the GMDB equals the premium payment we received. At the end of each Valuation Period after such date, the GMDB is the lesser of (a) and
(b), where:

(a) is the total of all premium payments we received times two, adjusted for any partial surrenders made before or during that Valuation Period; and

(b) is the GMDB at the end of the preceding Valuation Period increased as specified below, plus any additional premium payments we received during the current Valuation Period, and less any adjustments for partial surrenders made during the current Valuation Period.

We will adjust the GMDB for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges) reduces Account Value.

We will calculate the increase for the Valuation Period by applying a factor (the "increase factor") to the GMDB at the end of the preceding Valuation Period. Until the anniversary on which the Annuitant attains age 80, for most Investment Subdivisions, we determine the increase factor for each Valuation Period at an effective annual rate of 6%. However, for those amounts invested in certain Investment Subdivisions shown on your Policy data pages (currently, this is only the Money Market Investment Subdivision), we calculate the increase factor as the lesser of:

 . the net investment factor of the Investment Subdivision (the net investment factor is an index applied to measure the investment performance of an Investment Subdivision from one Valuation Period to the next) for the Valuation Period, minus one; and

 . A factor for the Valuation Period equivalent to an effective annual rate of 6%.

With respect to the increase factor for amounts allocated to the Guarantee Account, we replace item (1) above with a factor for the Valuation Period equivalent to the credited rate(s) applicable to such amounts.

After the anniversary on which the Annuitant attains age 80, the increase factor will be zero.

You may only purchase the optional GMDB when you apply for your Policy. The GMDB is effective on the Policy Date and will remain in effect while the Policy is in force and before income payments begin, or until the Policy anniversary following the date we receive your request to terminate the benefit (if we receive your termination request within 30 days following a Policy anniversary, we will terminate the GMDB as of that Policy anniversary).

We charge you for the GMDB. Currently this charge is .25% of the prior year's average GMDB. We guarantee that this charge will not exceed .35% of the prior year's average GMDB. See Optional Guaranteed Minimum Death Benefit Charge.

The optional GMDB may not be available in all states or markets. In addition, to be eligible for this benefit, the Annuitant cannot be older than age 75 at the time of issue, unless we approve a different age.

WHEN WE CALCULATE YOUR DEATH BENEFIT

We will calculate the basic Death Benefit and optional GMDB on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated Death Benefit will remain allocated to Account 4 and the Guarantee Account, according to your last instructions. This means that the calculated Death Benefit will fluctuate with the performance of the Investment Subdivisions in which you are invested.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE MATURITY DATE

General: In certain circumstances, Federal tax law requires that distributions be made under this Policy upon the first death of:

 .  an Owner or Joint Owner, or

 . the Annuitant if any Owner is a non-natural entity (such as a trust or corporation).

The discussion below describes the methods available for distributing the value of the Policy upon death.

Designated Beneficiary: At the death of any Owner (or Annuitant, if any Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the Designated
Beneficiary:

(1) Owner or Joint Owners;

(2) Primary beneficiary;

(3) Contingent beneficiary; or

(4) Owner's estate.

We then will treat the Designated Beneficiary as the sole Owner of the Policy. If there is more than one Designated Beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules: The distributions required by Federal tax law differ depending on whether the Designated Beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the Policy is owned by a non-natural entity).

 . Spouses -- If the Designated Beneficiary is the surviving spouse of the deceased person, we will continue the Policy in force with the surviving spouse as the new Owner. If the deceased person was the Annuitant and there was no surviving Contingent Annuitant, the surviving spouse will automatically become the new Annuitant. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In that case, the rules for non-spouses will apply. The Account Value on the date we receive due proof of death of the Annuitant will be set equal to the Death Benefit on that date. Any increase in the Account Value will be allocated to the Investment Subdivisions using the premium allocation in effect at that time. Any Death Benefit payable subsequently (at the death of the new Annuitant) will be based on the new Annuitant's age on the Policy Date, rather than the age of the previously deceased Annuitant.

 . Non-Spouses -- If the Designated Beneficiary is not the surviving spouse of the deceased person, this Policy cannot be continued in force indefinitely. Instead, upon the death of any Owner (or Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit of) the Designated Beneficiary under one of the following payment choices:

(1) Receive the Surrender Value in one lump sum payment upon receipt of due proof of death.

(2) Receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining.

(3) Apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the Designated Beneficiary or a period not exceeding the Designated Beneficiary's life expectancy.

If no choice is made by the Designated Beneficiary within 30 days following receipt of due proof of death, we will use payment choice 2 (payment of the entire Surrender Value of the Policy within 5 years of the date of death). Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the Designated Beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum payment of any Surrender Value still remaining to the person named by the Designated Beneficiary. If no person is so named, we will pay the Designated Beneficiary's estate.

Under payment choices 1 or 2, the Policy will terminate upon payment of the entire Surrender Value. Under payment choice 3, this Policy will terminate when we apply the Surrender Value to provide a monthly income benefit.

  Amount of the proceeds: The amount of proceeds we will pay will, in part, vary based on the person who dies. We show the amount of the proceeds we will pay below.

         Person who died             Proceeds Paid
         -------------------------------------------
         Owner or Joint Owner        Surrender Value
         (who is not the Annuitant)
         -------------------------------------------
         Owner or Joint Owner        Death Benefit
         (who is the Annuitant)
         -------------------------------------------
         Annuitant                   Death Benefit


Upon receipt of due proof of death, the Designated Beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF AN OWNER, JOINT OWNER, OR ANNUITANT AFTER INCOME PAYMENTS BEGIN

After the Maturity Date (including after income payments begin), if an Owner, Joint Owner, Annuitant or Designated Beneficiary dies while the Policy is in force, payments that are already being made under the Policy will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision in the Policy.

Income Payments

The Maturity Date is provided in your Policy, unless you change it after issue. You may change the Maturity Date to any date at least ten years after the date of the last premium payment. The Maturity Date cannot be a date later than the Policy anniversary on which the Annuitant reaches age 90, unless we approve a later date. To make a change, send written notice to our Home Office before the Maturity Date then in effect. If you change the Maturity Date, Maturity Date will then mean the new Maturity Date you selected. (Please note the following exception: Policies issued under qualified retirement plans provide for income payments to start at the date and under the option specified in the plan.)

We will pay a monthly income benefit to the Owner beginning on the Maturity Date if the Annuitant is still living. We will pay the monthly income benefit in the form of variable income payments similar to those described in Optional Payment Plan 1, Life Income with 10 Years Certain (automatic payment plan), using the sex and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your Policy, the settlement age may be less than the Annuitant's age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive the maturity value (that is, the Surrender Value of your Policy on the date immediately preceding the Maturity Date) in one lump sum (in which case we will cancel the Policy).

Under the Life Income with 10 Years Certain plan, if the Annuitant lives longer than ten years, payments will continue for his or her life. If the Annuitant dies before the end of ten years, we will discount the remaining payments for the ten year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in one sum.

The Policy also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis. You may use all or part of your Account Value to purchase an annuity.

If you elect fixed income payments, the guaranteed amount payable will earn interest at 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, your income payments, after the first payment, will reflect the investment experience of the Investment Subdivisions to which you allocated Account Value.

We will make annuity payments monthly unless you elect quarterly, semi-annual, or annual installments. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the maturity value in a lump sum. Upon making such a payment, we will have no future obligation under the Policy. Following are explanations of the optional payment plans available.

OPTIONAL PAYMENT PLANS

Plan 1 -- Life Income with Period Certain. This option guarantees periodic payments during a designated period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided. This plan is not available under Qualified Policies.

Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

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If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan.

Before the Maturity Date, you may change:

 . your Maturity Date to any date at least ten years after your last premium payment (however, the Maturity Date cannot be a date later than the Policy anniversary on which the Annuitant reaches age 90, unless we approve a later date);

 . your optional payment plan;

 . the allocation of your investment among the Investment Subdivisions; and

 . the Owner, Joint Owner, primary Beneficiary, contingent Beneficiary, and contingent Annuitant upon written notice to the Home Office if you reserved this right and the Annuitant is living.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Policy's Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

VARIABLE INCOME PAYMENTS

We will determine your variable income payments using:

1. The maturity value (which is the Surrender Value of the Policy on the date immediately preceding the Maturity Date);

2. The annuity tables contained in the Policy including the settlement age table;

3. The optional payment plan selected; and

4. The investment performance of the Investment Subdivisions selected.

To determine the amount of payment, we make this calculation:

1. First, we determine the dollar amount of the first income payment; then

2. we allocate that amount to the Investment Subdivisions according to your instructions; then

3. we determine the number of Annuity Units for each Investment Subdivision by dividing the amount allocated by the Annuity Unit Value seven days before the income payment is due; and finally

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


4. we calculate the value of the Annuity Units for each Investment Subdivision seven days before the income payment is due for each income payment thereafter.

To calculate your variable income payments, we need to make an assumption regarding the investment performance of the Investment Subdivisions you select. We call this your assumed investment rate. This rate is simply the total return, after expenses, you need to earn to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Investment Subdivisions is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Investment Subdivisions is greater than 3%, then the dollar amount of your income payments will increase.

TRANSFERS AFTER THE MATURITY DATE

If we are making variable income payments, the payee may change the Investment Subdivisions from which we are making the payments once each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. However, we reserve the right to limit the number of transfers if necessary for the Policy to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Investment Subdivision invests or if the transfer would adversely affect Account Value. If the number of Annuity Units remaining in an Investment Subdivision after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer.

We do not permit transfers between the Investment Subdivisions and the Guarantee Account after the Maturity Date.

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Federal Tax Matters

INTRODUCTION

This part of the Prospectus discusses the Federal income tax treatment of the Policy. The Federal income tax treatment of the Policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not address all of the Federal income tax rules that may affect you and your Policy. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a Policy. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED POLICIES

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Policies. A Non-Qualified Policy is a Policy not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a section 401(k) plan.

Tax Deferral on Earnings. The Federal income tax law does not tax any increase in an Owner's Account Value until there is a distribution from the Policy. However, certain requirements must be satisfied in order for this general rule to apply, including:

 . An individual must own the Policy (or the tax law must treat the Policy as owned by an individual);

 . The investments of Account 4 must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

 . The Owner's right to choose particular investments for a Policy must be limited; and

 . The Policy's Maturity Date must not occur near the end of the Annuitant's life expectancy.

This part of the Prospectus discusses each of these requirements.

Policies not owned by an individual -- no tax deferral and loss of interest deduction: As a general rule, the Code does not treat a Policy that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the Policy pays tax currently on the excess of the Account Value over the premiums paid for the Policy. Policies issued to a corporation or a trust are examples of Policies where the Owner pays current tax on the Policy's earnings.

There are several exceptions to this rule. For example, the Code treats a Policy as owned by an individual if the nominal owner is a trust or other entity that holds the Policy as an agent for an individual. However, this exception does not apply in the case of any employer that owns a Policy to provide deferred compensation for its employees.

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


In the case of a Policy issued after June 8, 1997 to a taxpayer that is not an individual, or a Policy held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the Owner pays tax on the annual increase in the Account Value. Entities that are considering purchasing the Policy, or entities that will benefit from someone else's ownership of a Policy, should consult a tax advisor.

Investments in Account 4 must be diversified: For a Policy to be treated as an annuity contract for Federal income tax purposes, the investments of a separate account such as Account 4 must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of Account 4 are adequately diversified. If Account 4 fails to comply with these diversification standards, the Owner could be required to pay tax currently on the excess of the Account Value over the premiums paid for the Policy.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that Account 4 will be considered "adequately diversified."

Restrictions on the extent to which an Owner can direct the investment of Account Values: Federal income tax law limits the Owner's right to choose particular investments for the Policy. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an Owner's right to allocate Account Values among the portfolios may exceed those limits. If so, the Owner would be treated as the owner of the assets of Account 4 and thus subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that the Treasury Department may issue or whether any such limits will apply to existing Policies. We therefore reserve the right to modify the Policy without the Owners' consent to attempt to prevent the tax law from considering the Owners as the owners of the assets of Account 4.

Age at which annuity payouts must begin: Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's premiums paid and earnings. If annuity payouts under the Policy begin or are scheduled to begin on a date past the Annuitant's 85th birthday, it is possible that the tax law will not treat the Policy as an annuity contract for Federal income tax purposes. In that event, the Owner would be currently taxable on the excess of the Account Value over the premiums paid for the Policy.

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


No Guarantees Regarding Tax Treatment: We make no guarantees regarding the tax treatment of any Policy or of any transaction involving a Policy. However, the remainder of this discussion assumes that your Policy will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Account Value until there is a distribution from your Policy.

Withdrawals and Surrenders. A withdrawal occurs when you receive less than the total amount of the Policy's Surrender Value. In the case of a withdrawal, you will pay tax on the amount you receive to the extent your Account Value before the withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your Policy) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the Policy's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the Policy, reduced by any amounts you previously received from the Policy that you did not include in your income.

Your Policy imposes mortality charges relating to the Death Benefit, including any optional GMDB Rider. It is possible that all or a portion of these charges could be treated as withdrawals from the Policy.

Assignments and Pledges. The Code treats any assignment or pledge (or agreement to assign or pledge) any portion of your Account Value as a withdrawal of such amount or portion.

Gifting a Policy. If you transfer ownership of your Policy -- without receiving a payment equal to your Policy's value -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Account Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Systematic Withdrawals. In the case of systematic withdrawals, the amount of each withdrawal should be considered a distribution and taxed in the same manner as a withdrawal from the Policy.

Taxation of Annuity Payouts. The Code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." The Company will notify you annually of the taxable amount of your annuity payout.

Pursuant to the Code, you will pay tax on the full amount of your annuity payouts once you have recovered the total amount of the "investment in the contract." If annuity payouts cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The Owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age, such as age 80 or older.

Taxation of Death Benefits. We may distribute amounts from your Policy because of the death of an Owner, a Joint Owner, or an Annuitant. The tax treatment of these amounts depends on whether the Owner, Joint Owner, or Annuitant dies before or after the Policy's Maturity Date.

Before the Policy's Maturity Date:

 . If received under an annuity payout option, death benefits are taxed in the same manner as annuity payouts.

 . If not received under an annuity payout option, death benefits are taxed in the same manner as a withdrawal.

After the Policy's Maturity Date:

 . If received in accordance with the existing annuity payout option, death benefits are excludible from income to the extent that they do not exceed the unrecovered "investment in the contract." All annuity payouts in excess of the unrecovered "investment in the contract" are includible in income.

 . If received in a lump sum, the tax law imposes tax on death benefits to the extent that they exceed the unrecovered "investment in the contract" at that time.

Penalty Taxes Payable on Withdrawals, Surrenders, or Annuity Payouts. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Policy that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or annuity payouts that:

 . you receive on or after you reach age 59 1/2,

 . you receive because you became disabled (as defined in the tax law),

 . a beneficiary receives on or after the death of the Owner, or

 . you receive as a series of substantially equal periodic payments for the life
  (or life expectancy) of the taxpayer.

It is uncertain whether systematic withdrawals will qualify for this last exception. If they did, any modification of the systematic withdrawals, including additional partial withdrawals apart from the systematic withdrawals, could result in certain adverse tax consequences. In addition, a transfer between Investment Subdivisions may result in payments not qualifying for this exception.

Special Rules If You Own More Than One Policy. In certain circumstances, you must combine some or all of the Non-Qualified Policies you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example:

 . If you purchase a Policy offered by this Prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract.

 . If you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

 . the amount of a surrender, a withdrawal or an annuity payout that you must include in income, and

 . the amount that might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

We also designed the Policies for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Policies issued to or in connection with a qualified retirement plan are called "Qualified Policies." We do not currently offer all of the types of Qualified Policies described, and may not offer them in the future. Prospective purchasers should contact our Home Office to learn the availability of Qualified Policies at any given time.

The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this Prospectus makes no attempt to provide more than general information about use of the Policy with the various types of qualified retirement plans. Persons intending to use the Policy in connection with a qualified retirement plan should obtain advice from a competent advisor.

Types of Qualified Policies. Some of the different types of Qualified Policies include:

 . Individual Retirement Accounts and Annuities ("Traditional IRAs")

 . Roth IRAs

 . Simplified Employee Pensions ("SEP's")

 . Savings Incentive Matched Plan for Employees ("SIMPLE plans" including
  "SIMPLE IRAs")

 . Public school system and tax-exempt organization annuity plans ("403(b) plans")

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


 . Qualified corporate employee pension and profit-sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

 . Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

 . Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans")

Terms of Qualified Plans and Qualified Policies. The terms of a qualified retirement plan may affect your rights under a Qualified Policy. When issued in connection with a qualified plan, we will amend a Policy as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policy. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the Policy, unless we consent.

The Death Benefit and Qualified Policies. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit, including that provided by any optional Death Benefit Rider, from being provided under the Policies when we issue the Policies as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, the law is unclear and it is possible that the presence of the Death Benefit under a Policy issued as a Traditional IRA, a Roth IRA or a SIMPLE IRA could disqualify a Policy and result in increased taxes to the Owner.

It is also possible that the Death Benefit could be characterized as an incidental death benefit. If the Death Benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a 403(b) plan. Even if the Death Benefit under the Policy were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Policies Compared with Non-Qualified Policies. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Policies, many of the rules are different. For example:

 . The Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Policies until received.

 . The Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Policies. However, the Code does limit both the amount and frequency of premium payments made to Qualified Policies.

 . The Code does not allow a deduction for premium payments made for Non-
  Qualified Policies, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Policy.

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The Federal income tax rules applicable to qualified plans and Qualified
Policies vary with the type of plan and Policy. For example:

 . Federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified plan and the circumstances of the plan participant, e.g., the participant's compensation.

 . Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the Owner must begin receiving payments from the Policy in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA before death.

Amounts Received Under Qualified Policies. Amounts are generally subject to income tax: Federal income tax rules generally include distributions from a Qualified Policy in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Policies there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied.

Additional Federal taxes may be payable in connection with a Qualified
Policy: For example, failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

Federal penalty taxes payable on distributions: The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Policy that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Policy you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

 . received on or after the Owner reaches age 59 1/2;

 . received on or after the Owner's death or because of the Owner's disability
  (as defined in the tax law);

 . received as a series of substantially equal periodic payments for the life
  (or life expectancy) of the taxpayer; or

 . received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

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Moving Money from One Qualified Policy or Qualified Plan to Another. Rollovers
and Transfers: In many circumstances you may move money between Qualified Policies and qualified plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move funds between any Qualified Policy or plan and another Qualified Policy or plan.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or
(b) plans, H.R. 10 plans, and Qualified Policies used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans.) The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Policies or plans.

Prior to receiving an eligible rollover distribution from the Company, we will provide you with a notice explaining these requirements and how you can avoid 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Policy unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a withdrawal, surrender, or annuity payout, we will send you forms that explain the withholding requirements.

TAX STATUS OF THE COMPANY

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of Account 4. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by Account 4. The Company, therefore, does not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by Account 4, we may impose a charge against Account 4 to pay the taxes.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

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Voting Rights

As required by law, we will vote the portfolio shares held in Account 4 at meetings of the shareholders of the Funds. The voting will be done according to the instructions of Owners who have interests in any Investment Subdivisions which invest in the portfolios of the Funds. If the 1940 Act or any regulation under it should be amended, and if as a result we determine that we are permitted to vote the portfolios' shares in our own right, we may elect to do so.

We will determine the number of votes which you have the right to cast by applying your percentage interest in an Investment Subdivision to the total number of votes attributable to the Investment Subdivision. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in an Investment Subdivision for which we received no timely instructions in proportion to the voting instructions which we received for all Policies participating in that Investment Subdivision. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in an Investment Subdivision will receive proxy voting material, reports and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares. See Account 4 -- Investment Subdivisions.

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

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any Death Benefit, partial surrender, or surrender proceeds within seven days after receipt at our Home Office of all the requirements for such a payment. We will determine the amount as of the end of the Valuation Period during which our Home Office receives all such requirements.

We may delay making a payment, applying Account Value to a payment plan, or processing a transfer request if: (1) the disposal or valuation of Account 4's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC, by order, permits postponement of payment to protect our Owners. We also may defer making payments attributable to a check that has not cleared (which may take up to 15 days), and we may defer payment of proceeds from the Guarantee Account for a partial surrender, surrender, or transfer request for up to six months from the date we receive the request. The amount deferred will earn interest at a rate and for a time period not less than the minimum required in the jurisdiction in which we issued the Policy.

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Distribution of the Policies

DISTRIBUTOR

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("Capital Brokerage") is the distributor and principal underwriter of the Policies. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 6630 W. Broad St., Richmond, Virginia 23230. Properly licensed registered representatives of both independent and affiliated broker-dealers (including our affiliate, Terra Securities Corporation) sell the Policies. These broker-dealers have selling agreements with Capital Brokerage and have been licensed by state insurance departments to represent us. Properly licensed registered representatives of Capital Brokerage also sell the Policies. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). We will offer the Policies in all states where we are licensed to do business.

COMMISSIONS

We pay commissions and other expenses associated with the promotion and sales of the Policies to broker/dealers. Broker/dealers may receive aggregate commissions of up to 6% of your aggregate premium payments.

Under certain circumstances broker/dealers may be paid a persistency trail commission which will take into account, among other things, the length of time premium payments have been held under the Policy and Account Value. A trail commission is not anticipated to exceed, on an annual basis, 1.00% of the Account Value considered in connection with the trail commission. We may also pay override payments, expense allowances, bonuses, wholesaler fees and training allowances. Registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by us, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars and merchandise.

Capital Brokerage will receive 12b-1 fees assessed against some portfolios of the Janus Aspen Series (Service Shares) as compensation for providing certain distribution and shareholder support services to those portfolios.

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Additional Information

OWNER QUESTIONS

The obligations to Owners under the Policies are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within the free-look period after you receive the Policy, you may cancel it for any reason by delivering or mailing it postage prepaid, to our Home Office, Annuity New Business, 6610 W. Broad Street, Richmond, Virginia 23230. If you cancel your Policy, it will be void, and we will send you a refund computed as of that date. Your refund will equal one of the following amounts:

(i) if your Account Value has increased or has stayed the same, your refund will equal your Account Value, minus any Bonus Credits, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned Policy;

(ii) if your Account Value has decreased, your refund will equal your Account Value, minus any Bonus Credits, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned Policy and plus any investment loss, including any charges made by the Funds, attributable to Bonus Credits as of the date we received the returned Policy; or

(iii) if greater than (i) or (ii) and required by the law of your state, your premium payments minus any withdrawals you previously made.

This means you receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge on your Policy refund.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to Account 4. At least once each year, we will send you a report showing information about your Policy for the period covered by the report. The report will show the Account Value in each Investment Subdivision. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying an Investment Subdivision to which you have allocated Account Value, as required by the 1940 Act. In addition, when you make premium payments, transfers, or partial surrenders, you will receive a written confirmation of these transactions.

OTHER INFORMATION

We have filed a registration statement with the SEC, under the Securities Act of 1933 as amended, for the Policies being offered here. This Prospectus does not contain all the information in the registration statement, its amendments and exhibits. Please refer to the registration statement for further information about Account 4, the Company, and the Policies offered. Statements in this Prospectus about the content of Policies and other legal instruments are summaries.

For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL MATTERS

The Company, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or Account 4.

Condensed Financial Information

Financial statements for Account 4 and consolidated financial statements for GE Life & Annuity (as well as the auditors' reports thereon) are in the Statement of Additional Information.

The Accumulation Unit Values and the number of accumulation units outstanding for each Investment Subdivision for the periods shown are as follows:

To be updated in subsequent filing.

                                            Accumulation Accumulation    No.
                                            Unit Values  Unit Values  of Units
                                               as of        as of       as of
         Investment Subdivisions              1/02/01      12/31/00   12/31/00
------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth Portfolio
 Alger American Small Capitalization
  Portfolio
Federated Insurance Series
 Federated American Leaders Fund II
 Federated High Income Bond Fund II
 Federated Utility Fund II
Fidelity Variable Insurance Products Fund
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
 VIP Overseas Portfolio
Fidelity Variable Insurance Products Fund
 II
 VIP II Asset Manager Portfolio
 VIP II Contrafund Portfolio
Fidelity Variable Insurance Products Fund
 III
 VIP III Growth & Income Portfolio
 VIP III Growth Opportunities Portfolio
GE Investments Funds, Inc.
 Income Fund
 International Equity Fund
 Money Market Fund
 Premier Growth Equity Fund
 Real Estate Securities Fund
 S&P 500 Index Fund
 Total Return Fund
 U.S. Equity Fund
 Value Equity Fund (now known as Mid-Cap
  Value Equity Fund)
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund
 Goldman Sachs Mid Cap Value Fund
Janus Aspen Series
 Aggressive Growth Portfolio
 Growth Portfolio
 Balanced Portfolio
 Capital Appreciation Portfolio
 Flexible Income Portfolio
 International Growth Portfolio
 Worldwide Growth Portfolio
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA
 Oppenheimer Bond Fund/VA
 Oppenheimer Capital Appreciation Fund/VA
 Oppenheimer High Income Fund/VA
 Oppenheimer Multiple Strategies Fund/VA
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund
 Salomon Strategic Bond Fund
 Salomon Total Return Fund

--------------------------------------------------------------------------------

                              Accumulation Accumulation    No.     Accumulation
                              Unit Values  Unit Values   of Units  Unit Values
                                 as of        as of       as of       as of
Investment Subdivisions         1/03/00      12/31/99    12/31/99    2/12/99
-------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth
  Portfolio                      12.52        12.50      5,377,154     9.73
 Alger American Small
  Capitalization Portfolio       14.07        14.14      1,160,756     9.60
Federated Insurance Series
 Federated American Leaders
  Fund II                        10.29        10.49      1,114,543     9.82
 Federated High Income Bond
  Fund II                         9.87         9.89        799,186    10.05
 Federated Utility Fund II       10.25        10.44        491,571     9.75
Fidelity Variable Insurance
 Products Fund
 VIP Equity-Income Portfolio     10.37        10.65      3,203,653     9.86
 VIP Growth Portfolio            12.70        12.73      6,561,710     9.68
 VIP Overseas Portfolio          13.86        13.80        388,067     9.69
Fidelity Variable Insurance
 Products Fund II
 VIP II Asset Manager
  Portfolio                      10.71        10.80        777,512     9.83
 VIP II Contrafund Portfolio     11.57        11.75      5,211,986     9.70
Fidelity Variable Insurance
 Products Fund III
 VIP III Growth & Income
  Portfolio                      10.50        10.69      2,078,979     9.79
 VIP III Growth Opportunities
  Portfolio                      10.17        10.35      1,709,162     9.65
GE Investments Funds, Inc.
 Income Fund                      9.66         9.71        433,696     9.92
 International Equity Fund       12.43        12.36        179,463     9.66
 Money Market Fund               10.32        10.32     12,703,804    10.02
 Premier Growth Equity Fund      11.52        11.73      1,380,434       NA
 Real Estate Securities Fund      9.83         9.97        107,802     9.87
 S&P 500 Index Fund              11.47        11.59      7,821,903     9.75
 Total Return Fund               10.83        10.94      1,305,705     9.84
 U.S. Equity Fund                11.36        11.56      1,442,844     9.83
 Value Equity Fund (now known
  as Mid-Cap Value Equity
  Fund)                          10.90        11.17      1,168,256     9.57
Goldman Sachs Variable
 Insurance Trust
 Goldman Sachs Growth and
  Income Fund                    10.32        10.44        204,598     9.82
 Goldman Sachs Mid Cap Value
  Fund                            9.81        10.02        482,846     9.81
Janus Aspen Series
 Aggressive Growth Portfolio     21.03        20.95      4,781,470     9.37
 Growth Portfolio                13.33        13.46      8,278,915     9.64
 Balanced Portfolio              11.80        11.93      7,205,031     9.67
 Capital Appreciation
  Portfolio                      15.09        15.07      8,073,338     9.70
 Flexible Income Portfolio        9.94         9.97        606,070     9.94
 International Growth
  Portfolio                      17.36        17.11      1,251,115     9.51
 Worldwide Growth Portfolio      15.46        15.28      5,789,831     9.53
Oppenheimer Variable Account
 Funds
 Oppenheimer Aggressive
  Growth Fund/VA                 17.77        17.17        894,256     9.60
 Oppenheimer Bond Fund/VA         9.62         9.67        690,965     9.89
 Oppenheimer Capital
  Appreciation Fund/VA           13.07        13.23      1,214,374     9.67
 Oppenheimer High Income
  Fund/VA                        10.09        10.10        923,199    10.02
 Oppenheimer Multiple
  Strategies Fund/VA             10.89        10.95        305,825     9.84
Salomon Brothers Variable
 Series Funds Inc
 Salomon Investors Fund          10.79        10.98        187,111     9.74
 Salomon Strategic Bond Fund      9.89         9.90        223,881     9.97
 Salomon Total Return Fund        9.83         9.91        117,856     9.88

--------------------------------------------------------------------------------

Appendix A

The purpose of this Appendix is to show what your Death Benefits are if you purchased your Policy before May 1, 2001 (or later, if our current Death Benefits are not approved under applicable state law).

The Death Benefit equals the sum of (a) and (b) where: (a) is the Account Value as of the date we receive due proof of death; and (b) is the excess, if any, of the unadjusted Death Benefit (as defined below) as of the date of the Annuitant's death over the Account Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted Death Benefit varies based on the Annuitant's age at the time we issued the Policy and on the Annuitant's age at the time of death.

For a Policy issued with an Annuitant who was age 80 or younger on the Policy
Date:

1. If the Annuitant dies during the first Policy year, the unadjusted Death Benefit is the greater of:

  (i)   Account Value determined as of the date of the Annuitant's death; or

  (ii) the total of premium payments made adjusted by the proportion that any partial surrender (including applicable surrender charge) reduced Account Value and less any applicable premium tax.

2. If the Annuitant dies after the first Policy year, but before the Policy anniversary that the Annuitant reaches age 80, the unadjusted Death Benefit is the greater of:

  (i)   Account Value determined as of the date of the Annuitant's death; or

  (ii) the Policy's unadjusted Death Benefit on the previous Policy anniversary, plus any premium payments made since then, reduced by any applicable premium tax and adjusted by the proportion that any partial surrender (including any applicable surrender charge) reduced Account Value.

3. If the Annuitant dies on or after the Policy anniversary the Annuitant reaches age 80, the unadjusted Death Benefit is the greater of:

  (i)   Account Value determined as of the date of the Annuitant's death; or

  (ii) the unadjusted Death Benefit as of the Policy anniversary the Annuitant reached age 80, plus any premium payments made since then, reduced by any applicable premium tax and adjusted by the proportion that any partial surrender (including any applicable surrender charge) reduced Account Value.

For a Policy issued with an Annuitant who was age 81 or older on the Policy
Date:

The unadjusted Death Benefit is the Account Value determined as of the date of the Annuitant's death.

Example: Assuming an Owner: (i) purchases a Policy for $100,000; (ii) makes no additional premium payments and no partial surrenders; (iii) is not subject to premium taxes; and (iv) the Annuitant's age is 70 on the Policy Date then:

      Annuitant's            End of                   Account                     Unadjusted
          Age                 Year                     Value                     Death Benefit
     ----------------------------------------------------------------
          71                    1                     $103,000                     $103,000
          72                    2                     $110,000                     $110,000
          73                    3                     $ 80,000                     $110,000
          74                    4                     $120,000                     $120,000
          75                    5                     $130,000                     $130,000
          76                    6                     $150,000                     $150,000
          77                    7                     $160,000                     $160,000
          78                    8                     $130,000                     $160,000
          79                    9                     $ 90,000                     $160,000
          80                   10                     $170,000                     $170,000
          81                   11                     $140,000                     $170,000
          82                   12                     $190,000                     $190,000
          83                   13                     $150,000                     $170,000
     ----------------------------------------------------------------

The purpose of this example is to show how the unadjusted Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the Policy.

Partial surrenders will reduce the unadjusted Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced Account Value. For example:

                                                                                       Unadjusted
                          Purchase                       Account                         Death
       Date               Payment                         Value                         Benefit
     ----------------------------------------------------------------
      3/31/00             $10,000                        $10,000                        $10,000
      3/31/08                                             20,000                         20,000
      3/31/09                                             14,000                         20,000
     ----------------------------------------------------------------

If a partial surrender of $7,000 is made on March 31, 2009, the unadjusted Death Benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Account Value is reduced 50% by the partial surrender ($14,000 to $7,000). This is true only if the unadjusted Death Benefit immediately prior to the partial surrender (as calculated above) is not the Account Value on the date of the Annuitant's death. It also assumes that the Annuitant is younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the Policy.


OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT RIDER

If an Annuitant dies before the Maturity Date while the optional Guaranteed Minimum Death Benefit Rider (the "GMDB Rider") is in effect, the Designated Beneficiary may elect the Death Benefit, described below, in lieu of the Surrender Value. (The Death Benefit under the GMDB Rider may be referred to in our marketing materials as the "Six Percent EstateProtector").

If the optional GMDB Rider applies, the Death Benefit will be the greater of:
(i) the Death Benefit described above under "Death Benefit at Death of Annuitant Before Maturity Date," and (ii) the Guaranteed Minimum Death Benefit on the date we receive due proof of the Annuitant's death, or, if later, the date of the request. The Guaranteed Minimum Death Benefit is, on the Policy Date, equal to the initial premium payment. At the end of each Valuation Period after such date, the Guaranteed Minimum Death Benefit is the lesser of:

(A) the total of all premium payments received, multiplied by two, adjusted by the proportion by which any partial surrenders (including applicable surrender charges) made before or during that Valuation Period reduced Account Value; or

(B) the Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period, increased as specified below, plus any additional premium payments made during the current Valuation Period adjusted by the proportion by which any partial surrender (including any applicable surrender charges) reduced Account Value during the current Valuation Period.

We will calculate the amount of the increase for the Valuation Period by applying a factor to the Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period. Until the anniversary on which the Annuitant attains age 80, we determine the factor for each Valuation Period at an effective annual rate of 6%, except that with respect to amounts invested in the Money Market Investment Subdivision, the increase factor will be calculated as the lesser of: (1) the net investment factor (an index applied to measure the investment performance of an Investment Subdivision from one Valuation Period to the next) for the Valuation Period, minus one, and (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%. With respect to amounts allocated to the Guarantee Account, we replace Item (1) above with a factor for the Valuation Period equivalent to the credited rate(s) applicable to such amounts.

You may only purchase the optional GMDB Rider when you apply for the Policy. The Rider is effective on the Policy Date and will remain in effect while the Policy is in force and before income payments begin, or until the Policy anniversary following the date of receipt of the Owner's request to terminate the rider.

We charge you for this benefit. This charge will not exceed .35% of the prior year's average Guaranteed Minimum Death Benefit (however, we currently charge
 .25%). See Optional Guaranteed Minimum Death Benefit Charge.

The optional GMDB Rider may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue, unless we approve a different age.

Appendix B

STANDARDIZED PERFORMANCE DATA

We may advertise the historical total returns for the Investment Subdivisions according to SEC standards. These standards are discussed in the Statement of Additional Information. The total return for an Investment Subdivision assumes that an investment has been held in the Investment Subdivision for various periods of time including a period measured from the date on which the particular portfolio was first available in Separate Account 4. When a portfolio has been available for one, five, and ten years, we will provide the total return for these periods, adjusted to reflect current Investment Subdivision charges. The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in that Investment Subdivision would equal as of the last day of each period.

In Table 1, we show the standardized average annual total returns of the Investment Subdivisions for periods from the date on which a particular portfolio was first available in Account 4 to December 31, 2000, and for the one, five and ten year periods ended December 31, 2000. Although the Policy did not exist during the periods shown in Table 1 below, the returns of the Investment Subdivisions shown have been adjusted to reflect current Investment Subdivision charges imposed under the Policy. The total returns shown in Table 1 reflect the Bonus Credit paid as well as the deduction of all common fees and charges assessed under the Policy, that is, the portfolio charges and expenses, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of Account Value in Account 4), the administrative expense charge (deducted daily at an effective annual rate of .25% of Account Value in Account
4), the annual policy maintenance charge of $25, and the surrender charge. We assume that you make a complete surrender of the Policy at the end of the period; therefore, we deduct the surrender charge. Total returns do not reflect the elective Guaranteed Minimum Death Benefit charge, and assume that no premium taxes apply.

Performance data to be included in subsequent filing.

                                    Table 1
                           Standardized Total Returns

                             For the  For the  For the    From the
                              1-year   5-year  10-year  Inception in   Date of
                              period   period   period    Separate    Inception
                              ended    ended    ended    Account to  In Separate
                             12/31/00 12/31/00 12/31/00   12/31/00    Account*
--------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth
  Portfolio                                                           10/02/95
 Alger American Small
  Capitalization Portfolio                                            10/02/95
Federated Insurance Series
 Federated American Leaders
  Fund II                                                             05/01/96
 Federated High Income Bond
  Fund II                                                             01/04/95
 Federated Utility Fund II                                            01/04/95
Fidelity Variable Insurance
 Products Fund
 VIP Equity-Income
  Portfolio                                                           05/02/88
 VIP Growth Portfolio                                                 05/02/88
 VIP Overseas Portfolio                                               05/02/88
Fidelity Variable Insurance
 Products Fund II
 VIP II Asset Manager
  Portfolio                                                           10/03/89
 VIP II Contrafund
  Portfolio                                                           01/04/95
Fidelity Variable Insurance
 Products Fund III
 VIP III Growth & Income
  Portfolio                                                           05/01/97
 VIP III Growth
  Opportunities Portfolio                                             05/01/97
GE Investments Funds, Inc.
 Income Fund                                                          12/12/97
 International Equity Fund                                            05/01/95
 Mid-Cap Value Equity Fund
  (formerly known as Value
  Equity Fund)                                                        05/01/97
 Money Market Fund                                                    05/02/88
 Premier Growth Equity Fund                                           05/03/99
 Real Estate Securities
  Fund                                                                05/01/95
 S&P 500 Index Fund                                                   05/02/88
 Total Return Fund                                                    05/02/88
 U.S. Equity Fund                                                     05/01/98
Goldman Sachs Variable
 Insurance Trust
 Goldman Sachs Growth and
  Income Fund                                                         05/01/98
 Goldman Sachs Mid Cap
  Value Fund                                                          05/01/98
Janus Aspen Series
 Aggressive Growth
  Portfolio                                                           09/13/93
 Balanced Portfolio                                                   10/02/95
 Capital Appreciation
  Portfolio                                                           05/01/97
 Flexible Income Portfolio                                            10/02/95
 Global Life Sciences
  Portfolio                                                           05/01/00
 Global Technology
  Portfolio                                                           05/01/00
 Growth Portfolio                                                     09/13/93
 International Growth
  Portfolio                                                           05/01/96
 Worldwide Growth Portfolio                                           09/13/93
Oppenheimer Variable
 Account Funds
 Oppenheimer Aggressive
  Growth Fund/VA                                                      05/02/88
 Oppenheimer Bond Fund/VA                                             05/02/88
 Oppenheimer Capital
  Appreciation Fund/VA                                                05/02/88
 Oppenheimer High Income
  Fund/VA                                                             05/02/88
 Oppenheimer Multiple
  Strategies Fund/VA                                                  05/02/88
Salomon Brothers Variable
 Series Funds Inc
 Salomon Investors Fund                                               10/12/98
 Salomon Strategic Bond
  Fund                                                                10/12/98
 Salomon Total Return Fund                                            10/12/98

--------------------------------------------------------------------------------

Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.
 * Date on which a particular portfolio was first available in Separate Account 4. As Separate Account 4 is also used for other variable annuities offered by GE Life & Annuity, this date may be different from the date the portfolio was first available in this product.
Past performance is not a guarantee of future results.

NON-STANDARDIZED PERFORMANCE DATA

In addition to the standardized data discussed above, we may also show similar performance data for other periods.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the Investment Subdivisions. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial surrenders or income payments.

We will advertise non-standardized performance data only if we also disclose the standardized performance data as shown in Table 1.

Non-Standard Performance Data. We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Policy. Such non-standard performance includes data that precedes the date on which a particular portfolio was first available in Separate Account 4. This data is designed to show the performance that would have resulted if the Policy had been in existence during that time, based on the portfolio's performance. This data assumes that the Investment Subdivisions available under the Policy were in existence for the same period as the portfolio with most of the charges equal to those currently assessed under the Policy. This data is not intended to indicate future performance.

Based on the method of calculation described in the Statement of Additional Information, the non-standard average annual total returns for the portfolios for periods from the time a particular portfolio was declared effective by the SEC to December 31, 2000, and for the one, five and ten year periods ended December 31, 2000 is shown in Tables 2 and 3, below. The total returns of the portfolios have been reduced by all common charges currently assessed under the Policy, except the policy maintenance charges, as if the Policy had been in existence since the inception of the portfolio. Therefore, non-standard total returns for the portfolios reflect deductions for the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of Account Value in Account 4) and the administrative expense charge (deducted daily at an effective annual rate of .25% of Account Value in Account 4). Further, non-standard total returns assume that no premium taxes apply and that you have not elected an optional benefit. In Table 2, we assume that we have added Bonus Credits to your Account Value and that you make a complete surrender at the end of the period. Therefore, in Table 2, we deduct the surrender charge. In Table 3, we assume that we have not added Bonus Credits to your Account Value and that you do not make a complete surrender at the end of the period. Therefore, we do not deduct a surrender charge.

                                    Table 2
 Non-Standard Performance Data assuming surrender at the end of the applicable time period.

                                            For the  For the  For the
                                             1-year   5-year  10-year
                                             period   period   period  Portfolio
                                             ended    ended    ended   Inception
                                            12/31/00 12/31/00 12/31/00   Date*
--------------------------------------------------------------------------------
The Alger American Fund
 Alger Growth Portfolio                                                01/09/89
 Alger Small Capitalization Portfolio                                  09/21/88
Federated Insurance Series
 American Leaders Fund II                                              02/10/94
 High Income Bond Fund II                                              03/01/94
 Utility Fund II                                                       02/10/94
Fidelity Variable Insurance Products Fund
 VIP Equity-Income Portfolio                                           10/09/86
 VIP Growth Portfolio                                                  10/09/86
 VIP Overseas Portfolio                                                01/28/87
Fidelity Variable Insurance Products Fund
 II
 VIP II Asset Manager Portfolio                                        09/06/89
 VIP II Contrafund Portfolio                                           01/03/95
Fidelity Variable Insurance Products Fund
 III
 VIP III Growth & Income Portfolio                                     12/31/96
 VIP III Growth Opportunities Portfolio                                01/03/95
GE Investments Funds, Inc.
 Income Fund                                                           01/02/95
 International Equity Fund                                             05/01/95
 Mid-Cap Value Equity Fund (formerly known
  as Value Equity Fund)                                                05/01/97
 Money Market Fund                                                     06/30/85
 Premier Growth Equity Fund                                            12/12/97
 Real Estate Securities Fund                                           05/01/95
 S&P 500 Index Fund                                                    04/14/85
 Total Return Fund                                                     07/01/85
 U.S. Equity Fund                                                      01/02/95
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund                                  01/12/98
 Goldman Sachs Mid Cap Value Fund                                      04/30/98
Janus Aspen Series
 Aggressive Growth Portfolio                                           09/13/93
 Balanced Portfolio                                                    09/13/93
 Capital Appreciation Portfolio                                        05/01/97
 Flexible Income Portfolio                                             09/13/93
 Global Life Sciences Portfolio                                        01/15/00
 Global Technology Portfolio                                           01/15/00
 Growth Portfolio                                                      09/13/93
 International Growth Portfolio                                        05/02/94
 Worldwide Growth Portfolio                                            09/13/93
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA                                 08/15/86
 Oppenheimer Bond Fund/VA                                              04/03/85
 Oppenheimer Capital Appreciation Fund/VA                              04/03/85
 Oppenheimer High Income Fund/VA                                       04/30/86
 Oppenheimer Multiple Strategies Fund/VA                               02/09/87
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund                                                02/17/98
 Salomon Strategic Bond Fund                                           02/17/98
 Salomon Total Return Fund                                             02/17/98

--------------------------------------------------------------------------------

Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.

Past performance is not a guarantee of future results.

                                    Table 3
  Non-Standard Performance Data without surrender at the end of the applicable time period.

                                            For the  For the  For the
                                             1-year   5-year  10-year
                                             period   period   period  Portfolio
                                             ended    ended    ended   Inception
                                            12/31/00 12/31/00 12/31/00   Date*
--------------------------------------------------------------------------------
The Alger American Fund
 Alger Growth Portfolio                                                01/09/89
 Alger Small Capitalization Portfolio                                  09/21/88
Federated Insurance Series
 American Leaders Fund II                                              02/10/94
 High Income Bond Fund II                                              03/01/94
 Utility Fund II                                                       02/10/94
Fidelity Variable Insurance Products Fund
 VIP Equity-Income Portfolio                                           10/09/86
 VIP Growth Portfolio                                                  10/09/86
 VIP Overseas Portfolio                                                01/28/87
Fidelity Variable Insurance Products Fund
 II
 VIP II Asset Manager Portfolio                                        09/06/89
 VIP II Contrafund Portfolio                                           01/03/95
Fidelity Variable Insurance Products Fund
 III
 VIP III Growth & Income Portfolio                                     12/31/96
 VIP III Growth Opportunities Portfolio                                01/03/95
GE Investments Funds, Inc.
 Income Fund                                                           01/02/95
 International Equity Fund                                             05/01/95
 Mid-Cap Value Equity Fund (formerly known
  as Value Equity Fund)                                                05/01/97
 Money Market Fund                                                     06/30/85
 Premier Growth Equity Fund                                            12/12/97
 Real Estate Securities Fund                                           05/01/95
 S&P 500 Index Fund                                                    04/14/85
 Total Return Fund                                                     07/01/85
 U.S. Equity Fund                                                      01/02/95
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund                                  01/12/98
 Goldman Sachs Mid Cap Value Fund                                      04/30/98
Janus Aspen Series
 Aggressive Growth Portfolio                                           09/13/93
 Balanced Portfolio                                                    09/13/93
 Capital Appreciation Portfolio                                        05/01/97
 Flexible Income Portfolio                                             09/13/93
 Global Life Sciences Portfolio                                        01/15/00
 Global Technology Portfolio                                           01/15/00
 Growth Portfolio                                                      09/13/93
 International Growth Portfolio                                        05/02/94
 Worldwide Growth Portfolio                                            09/13/93
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA                                 08/15/86
 Oppenheimer Bond Fund/VA                                              04/03/85
 Oppenheimer Capital Appreciation Fund/VA                              04/03/85
 Oppenheimer High Income Fund/VA                                       04/30/86
 Oppenheimer Multiple Strategies Fund/VA                               02/09/87
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund                                                02/17/98
 Salomon Strategic Bond Fund                                           02/17/98
 Saloman Total Return Fund                                             02/17/98

--------------------------------------------------------------------------------

Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.

Past performance is not a guarantee of future results.

Statement of Additional Information
Table of Contents

                                                                            Page
The Policies............................................................... B-3
  Transfer of Annuity Units................................................ B-3
  Net Investment Factor.................................................... B-3
Termination of Participation Agreements.................................... B-3
Calculation of Performance Data............................................ B-4
  Money Market Investment Subdivision...................................... B-4
  Other Investment Subdivisions............................................ B-5
  Other Performance Data................................................... B-6
Federal Tax Matters........................................................ B-7
  Taxation of GE Life & Annuity............................................ B-7
  IRS Required Distributions............................................... B-7
General Provisions......................................................... B-8
  Using the Policies as Collateral......................................... B-8
  Non-Participating........................................................ B-8
  The Beneficiary.......................................................... B-8
  Misstatement of Age or Sex............................................... B-8
  Incontestability......................................................... B-8
  Statement of Values...................................................... B-8
  Written Notice........................................................... B-8
Distribution of the Policies............................................... B-8
Legal Developments Regarding Employment-Related Benefit Plans.............. B-9
Legal Matters.............................................................. B-9
Experts.................................................................... B-9
Financial Statements....................................................... B-9

                            Dated       , 2001

                   GE Life and Annuity Assurance Company
                             6610 West Broad Street
                            Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the Policy and Account 4 is available free by writing us at the address below or by calling (800) 352-9910.

To GE Life & Annuity
Annuity New Business
6610 W. Broad Street
Richmond, VA 23230

Please mail a copy of the Statement of Additional Information for Account 4, Policy Form P1152 1/99 to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                      State

    ____________________________________________________________________________
             City                         State          Zip

Signature of Requestor _________________________________________________________
                            Date

                     GE Life and Annuity Assurance Company
                              Separate Account 4

                                    Part B

                      Statement of Additional Information
                                    For the
               Flexible Premium Variable Deferred Annuity Policy
                                Form P1152 1/99

                                  Offered by

                     GE Life and Annuity Assurance Company
                        (A Virginia Stock Corporation)

                             6610 W. Broad Street
                           Richmond, Virginia 23230

   This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the above-named Flexible Premium Variable Deferred Annuity Policy ("Policy") offered by GE Life and Annuity Assurance Company.
You may obtain a copy of the Prospectus dated        2001 by calling (800)
352-9910, or by writing to GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Virginia 23230. The SAI also is available on the SEC website at http://www.sec.gov. Terms used in the current Prospectus for the Policy are incorporated in this Statement.

                  This statement of additional information is
                   not a prospectus and should be read only
      in conjunction with the prospectuses for the Policy and the Funds.

Dated     , 2001

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

The Policies................................................................   3
  Transfer of Annuity Units.................................................   3
  Net Investment Factor.....................................................   3
  Termination of Participation Agreements...................................   3
  Calculation of Performance Data...........................................   4
  Money Market Investment Subdivision.......................................   4
  Other Investment Subdivisions.............................................   5
  Other Performance Data....................................................   6
Federal Tax Matters.........................................................   7
  Taxation of GE Life & Annuity.............................................   7
  IRS Required Distributions................................................   7
General Provisions..........................................................   8
  Using the Policies as Collateral..........................................   8
  Non-Participating.........................................................   8
  The Beneficiary...........................................................   8
  Misstatement of Age or Sex................................................   8
  Incontestability..........................................................   8
  Statement of Values.......................................................   8
  Written Notice............................................................   8
  Distribution of the Policies..............................................   8
  Legal Developments Regarding Employment-Related Benefit Plans.............   9
  Legal Matters.............................................................   9
  Experts...................................................................   9
  Financial Statements......................................................   9

                                 THE POLICIES

Transfer of Annuity Units

   At the Owner's request, Annuity Units may be transferred once per calendar year from the Investment Subdivisions in which they are currently held. However, where permitted by state law, we reserve the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer are unable to purchase or redeem shares of the portfolios in which the Investment Subdivisions invest. The number of Annuity Units to be transferred is (a) times (b) divided by (c) where: (a) is the number of Annuity Units in the current Investment Subdivision desired to be transferred; (b) is the Annuity Unit Value for the Investment Subdivision in which the Annuity Units are currently held; and (c) is the Annuity Unit Value for the Investment Subdivision to which the transfer is made.

   If the number of Annuity Units remaining in an Investment Subdivision after the transfer is less than 1, the Company will transfer the amount remaining in addition to the amount requested. The Company will not transfer into any Investment Subdivision unless the number of Annuity Units of that Investment Subdivision after the transfer is at least 1. The amount of the Income Payment as of the date of the transfer will not be affected by the transfer (however, subsequent Variable Income Payments will reflect the investment experience of the selected Investment Subdivisions).

Net Investment Factor

   The Net Investment Factor measures investment performance of the Investment Subdivisions of Account 4 during a Valuation Period. Each Investment Subdivision has its own Net Investment Factor for a Valuation Period. The Net Investment Factor of an Investment Subdivision available under the policies for a Valuation Period is (a) divided by (b) minus (c) where:

     (a) is (1) the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period, plus (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Investment Subdivision during the Valuation Period for which the Net Investment Factor is being determined, minus (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period, minus (4) any amount charged against that Investment Subdivision for taxes, or any amount set aside during the Valuation Period by the Company as a provision for taxes attributable to the operation or maintenance of that Subdivision; and

     (b) is the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period; and

     (c) is a charge no greater than .004271% for each day in the Valuation Period. This corresponds to 1.30% and 0.25% per year of the net assets of that Investment Subdivision for mortality and expense risks, and for administrative expenses, respectively.

   The values of the assets in Account 4 will be taken at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

   The participation agreements pursuant to which the Funds sell their shares to Account 4 contain varying provisions regarding termination. The following summarizes those provisions:

   The Alger American Fund. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

   Federated Insurance Series. This agreement may be terminated by any of the parties on 180 days written notice to the other parties.

   Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II and Fidelity Variable Insurance Products Fund III ("the Fund"). These agreements provide for termination (1) on one year's advance notice by either party, (2) at the Company's option if shares of the Fund are not reasonably available to meet requirements of the policies, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the policyowners to substitute shares of another mutual fund, (5) at the Company's option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws, or if the Fund ceases to qualify as a regulated investment company under the Code, (6) at the option of the Fund or its principal underwriter if it determines that the Company has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of the Company if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if the Company decides to make another mutual fund available as a funding vehicle for its policies.

   GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

   Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

   Janus Aspen Series. This agreement may be terminated by the parties on six months' advance written notice.

   Oppenheimer Variable Account Funds. This agreement may be terminated by the parties on six months' advance written notice.

   PBHG Insurance Series Fund, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

   Salomon Brothers Variable Series Fund. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Calculation of Performance Data

   From time to time, the Company may disclose total return, yield, and other performance data for the Investment Subdivisions pertaining to the Policies. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

   The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Policy. Premium taxes currently range from 0% to 3% of premium payments and are generally based on the rules of the state in which you reside.

   Money Market Investment Subdivision. From time to time, advertisements and sales literature may quote the yield of one or more of the Money Market Investment Subdivisions for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market investment portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Policy having a balance of one unit in the Money Market Investment Subdivision at the beginning of the period, dividing such net change in Account Value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in Account Value reflects: 1) net income from the portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the annual policy maintenance charge, administrative expense charge, and the mortality and expense risk charge. For purposes of calculating current yields for a Policy, an average per unit policy maintenance charge is used. Current Yield will be calculated according to the following formula:

                   Current Yield = ((NCP - ES)/UV) X (365/7)

where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

  ES = per unit expenses of the hypothetical account for the seven-day period.

  UV =   the unit value on the first day of the seven-day period.

   The effective yield of the Money Market Investment Subdivision determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated by compounding the base period return according to the following formula:

               Effective Yield = (1 + ((NCP - ES)/UV))365/7 - 1

where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

  ES = per unit expenses of the hypothetical account for the seven-day period.

  UV =   the unit value for the first day of the seven-day period.

   The yield on amounts held in the Money Market Investment Subdivision normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Investment Subdivision's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Investment Subdivision's corresponding money market portfolio, the types and quality of portfolio securities held by that portfolio, and that portfolio's operating expenses. Because of the charges and deductions imposed under the Policy, the yield for the Money Market Investment Subdivision will be lower than the yield for its corresponding money market portfolio.

   Yield calculations do not take into account the Surrender Charge under the Policy, a maximum of 8% of each Premium Payment made during the 8 years prior to a full or partial surrender, or charges for the optional GMDB rider.

     Current Yield     %

     Effective Yield  %

Other Investment Subdivisions

   Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Investment Subdivisions for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

   Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

   For periods that begin before the Policy was available, performance data will be based on the performance of the underlying portfolios, with the level of Account 4 and Policy charges currently in effect. Average annual total return will be calculated using Investment Subdivision unit values and deductions for the policy maintenance charge, optional death benefit charge and the surrender charge as described below:

     1. The Company calculates unit value for each Valuation Period based on the performance of the Investment Subdivision's underlying investment portfolio (after deductions for Fund expenses, the administrative expense charge, and the mortality and expense risk charge).

     2. The annual policy maintenance charge is $25 per year, deducted at the beginning of each Policy Year after the first. For purposes of calculating average annual total return, an average policy maintenance charge (currently 0.1% of Account Value attributable to the hypothetical investment) is used. This charge will be waived if the Account Value is at least $10,000 at the time the charge is due.

     3. The surrender charge will be determined by assuming a surrender of the Policy at the end of the period. Average annual total return for periods of eight years or less will therefore reflect the deduction of a surrender charge.

     4. Total return does not consider the GMDB charges.

     5. Total return assumes the payment of a full 4% Bonus Credit. The total return figures would be lower if a reduced Bonus Credit applied, or if no Bonus Credit applied. For Annuitants over age 80 at time of issue, we will not pay any Bonus Credits.

     6. Total return will then be calculated according to the following formula:

                              TR = (ERV/P)1/N - 1

where:

  TR =  the average annual total return for the period.

  ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

  P =   a hypothetical single investment of $1,000.

  N =   the duration of the period (in years).

   Past performance is not a guarantee of future results.

Other Performance Data

   We may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

                               CTR = (ERV/P) - 1

where:

  CTR =  the cumulative total return for the period.

  ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

  P =    a hypothetical single investment of $1,000.

   Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts.

   Other non-standard quotations of Investment Subdivision performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated.

                              FEDERAL TAX MATTERS

Taxation of GE Life & Annuity

   We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. (See Federal Tax Matters section of the prospectus.) Based upon these expectations, no charge is being made currently to Account 4 for Federal income taxes which may be attributable to the Account. We will periodically review the question of a charge to Account 4 for Federal income taxes related to the Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in the Company's tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Policies, the Account Value would be correspondingly adjusted by any provision or charge for such taxes.

   We may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to Account 4 may be made.

IRS Required Distributions

   In order to be treated as an annuity policy for federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Policy to provide that (a) if any Owner dies on or after the Maturity Date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and
(b) if any Owner dies prior to the Maturity Date, the entire interest in the Policy will be distributed (1) within five years after the date of that Owner's death, or (2) as Income Payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole Owner of the Policy following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant will be treated as the death of an Owner for purposes of these rules.

   The Non-Qualified Policies contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

   Other rules may apply to Qualified Policies.

                              GENERAL PROVISIONS

Using the Policies as Collateral

   A Non-Qualified Policy can be assigned as collateral security. We must be notified in writing if a Policy is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a Beneficiary may be affected by an assignment.

   A Qualified Policy may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

   The basic benefits of the Policy are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.

Non-Participating

   The Policy is non-participating. No dividends are payable.

The Beneficiary

   You may select one or more primary and contingent Beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation.

Misstatement of Age or Sex

   If an Annuitant's age or sex was misstated on the Policy data page, any Policy benefits or proceeds, or availability thereof, will be determined using the correct age and sex.

Incontestability

   We will not contest the Policy.

Statement of Values

   At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Account Value, Premium Payments and charges made during the report period.

Written Notice

   Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The policy number and the Annuitant's full name must be included.

   We will send all notices to the Owner at the last known address on file with the Company.

Distribution of the Policies

   The offering is continuous and Capital Brokerage Corporation does not anticipate discontinuing the offering of the Policies. However, the Company does reserve the right to discontinue the offering of the Policies.

Legal Developments Regarding Employment-Related Benefit Plans

   On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The Policy contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a Policy may be purchased.

   In addition, the Company is subject to the insurance laws and regulations of other states within which it is licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, the Company is licensed to do business in the District of Columbia and all states, except New York.

Legal Matters

   Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to federal securities laws. Donita M. King, Senior Vice President, General Counsel, and Secretary of the GE Life and Annuity Assurance Company, has provided advice on certain legal matters pertaining to the Policy, including the validity of the Policy and the Company's right to issue the Policies under Virginia insurance law.

Experts

   The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2000, 1999 and 1998, and for each of the years in the three-year period ended December 31, 2000, and the financial statements of GE Life & Annuity Separate Account 4 as of December 31, 2000 and for each of the years or lesser periods in the two-year period ended December 31, 2000, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

   The report of KPMG LLP dated February 16, 2001 with respect to the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary, contains an explanatory paragraph that states that the Company changed its method of accounting for insurance-related assessments in 2000.

Financial Statements

   This Statement of Additional Information contains consolidated financial statements for GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 2000, 1999 and 1998, and for each of the years in the three-year period ended December 31, 2000, and GE Life & Annuity Separate Account 4 as of December 31, 1999 and for each of the years or lesser periods in the two-year period ended December 31, 2000. The consolidated financial statements of the Company included herein should be distinguished from the financial statements of GE Life & Annuity Separate Account 4 and should be considered only as bearing on the ability of the Company to meet its obligations under the Policy. Such consolidated financial statements of the Company should not be considered as bearing on the investment performance of the assets held in Account 4.

                      GE Life & Annuity Separate Account 4
                               Prospectus For The
               Flexible Premium Variable Deferred Annuity Policy
                                Form P1152 1/99

                                   Issued by:
                     GE Life and Annuity Assurance Company
                                  Home Office:
                             6610 West Broad Street
                            Richmond, Virginia 23230
                           Telephone: (804) 281-6000

--------------------------------------------------------------------------------

This Prospectus describes a flexible premium variable deferred annuity policy (the "Policy") for individuals and some qualified and nonqualified retirement plans. GE Life and Annuity Assurance Company (the "Company," "we," "us," or "our") issues the Policy.

The Policy offers you the accumulation of Account Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis, or a combination of both.

You may allocate your premium payments and automatic bonus credits we provide you to Account 4, the Guarantee Account, or both. Each Investment Subdivision of Account 4 invests in shares of portfolios of the Funds. We list the Funds, and their currently available portfolios, below.

AIM Variable Insurance Funds:

  AIM V.I. Capital Appreciation Fund, AIM V.I. Growth Fund, AIM V.I. Value
  Fund

Alliance Variable Products Series Fund, Inc.:

  Growth and Income Portfolio, Premier Growth Portfolio, Quasar Portfolio

Dreyfus:

  Dreyfus Investment Portfolios-Emerging Markets Fund, The Dreyfus Socially Responsible Growth Fund, Inc.

Federated Insurance Series:

  Federated High Income Bond Fund II, Federated International Small Company Fund II

Fidelity Variable Insurance Products Fund (VIP):

  VIP Equity-Income Portfolio, VIP Growth Portfolio

Fidelity Variable Insurance Products Fund II (VIP II):

  VIP II Contrafund(R) Portfolio

Fidelity Variable Insurance Products Fund III (VIP III):

  VIP III Growth & Income Portfolio, VIP III Mid Cap Portfolio

GE Investments Funds, Inc.:

  Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, S&P 500(R) Index Fund, Small-Cap Value Equity Fund, U.S. Equity Fund, Value Equity Fund

Janus Aspen Series:

  Aggressive Growth Portfolio, Balanced Portfolio, Capital Appreciation Portfolio, Global Life Sciences Portfolio, Global Technology Portfolio, Growth Portfolio, International Growth Portfolio, Worldwide Growth Portfolio

MFS(R) Variable Insurance Trust:

  MFS(R) Growth Series, MFS(R) Growth With Income Series, MFS(R) New Discovery Series, MFS(R) Utilities Series

Oppenheimer Variable Account Funds:

  Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA

PIMCO Variable Insurance Trust:

  Foreign Bond Portfolio, High Yield Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Total Return Bond Portfolio

Rydex Variable Trust:

  Rydex OTC Fund

Not all of these portfolios may be available in all states or in all markets.

Except for amounts in the Guarantee Account, both the value of a Policy before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Funds you select. You bear the investment risk of investing in the portfolios.

We offer variable annuity policies that do not have automatic bonus credits, and therefore have lower fees. Over time, the value of the Bonus Credit could be more than offset by the higher charges. You should carefully consider whether or not this Policy is the best product for you.

The Securities and Exchange Commission has not approved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your investment in the Policy is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

This Prospectus gives details about Account 4 and our Guarantee Account that you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

A statement of additional information ("SAI"), dated       , 2001, concerning
Account 4 has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. If you would like a free copy, call us at 1-800-352-9910. The SAI also is available on the SEC's website at http://www.sec.gov. A table of contents for the SAI appears on the last page of this Prospectus.

The date of this Prospectus is       , 2001.

Table of Contents

Definitions.................................................................   1

Expense Table...............................................................   3

Synopsis....................................................................  13

Investment Results..........................................................  17

Financial Statements........................................................  18

GE Life and Annuity Assurance Company.......................................  19

Account 4...................................................................  20

The Guarantee Account.......................................................  29

Charges and Other Deductions................................................  31

The Policy..................................................................  36

Transfers...................................................................  40

Surrenders..................................................................  44

The Death Benefit...........................................................  46

Income Payments.............................................................  54

Federal Tax Matters.........................................................  58

Voting Rights...............................................................  66

Requesting Payments.........................................................  67

Distribution of the Policies................................................  68

Additional Information......................................................  69

Condensed Financial Information.............................................  71

Appendix A..................................................................  72

Appendix B..................................................................

Table of Contents for Statement of Additional Information

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Definitions

We have tried to make this Prospectus as understandable as possible. However, in explaining how the Policy works, we have had to use certain terms that have special meanings. We define these terms below.

Account 4 -- GE Life & Annuity Separate Account 4, a separate investment account we established to receive and invest the premiums you pay under the Policies, and other variable annuity policies we issue.

Account Value -- The value of the Policy equal to the amount allocated to the Investment Subdivisions of Account 4 and the Guarantee Account.

Accumulation Unit -- An accounting unit of measure we use in calculating the Account Value in Account 4 before the Maturity Date.

Annuitant -- The Annuitant is the person named in the Policy upon whose age and, where appropriate, sex, we determine monthly income benefits.

Annuity Unit -- An accounting unit of measure we use in the calculation of the amount of the second and each subsequent variable income payment.

Bonus Credit -- A bonus credit is the "enhanced premium amount" described in your Policy. For qualifying Policies, it is an amount we will add to each premium payment we receive. It is not considered a "premium payment" under the Policy.

Death Benefit -- The benefit provided under a Policy upon the death of an Annuitant before the Maturity Date.

Designated Beneficiary(ies) -- The person(s) designated in the Policy who is alive (or in existence for non-natural entities) on the date of an Owner's, Joint Owner's or Annuitant's death and who we will treat as the sole owner of the Policy following such a death.

Fund -- Any open-end management investment company or any unit investment trust in which an Investment Subdivision invests.

General Account -- Our assets that are not segregated in any of our separate investment accounts.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of Account 4.

Investment Subdivision -- A subdivision of Account 4, each of which invests exclusively in shares of a designated portfolio of one of the Funds. Not all Investment Subdivisions may be available in all states or in all markets.

Maturity Date -- The date stated in the Policy on which your income payments will commence, if the Annuitant is living on that date.

Owner -- The person or persons (in the case of Joint Owners) entitled to receive income payments after the Maturity Date. During the lifetime of the Annuitant, the Owner also is entitled to the ownership rights stated in the Policy and is shown on the Policy data pages and in any application. "You" or "your" refers to the Owner or Joint Owners.

Policy Date -- The date we issue your Policy and your Policy becomes effective. Your Policy Date is shown in your Policy and we use it to determine Policy years and anniversaries.

Surrender Value -- The Account Value (after deduction of any policy maintenance charge) less any applicable surrender charge, premium tax, and optional benefit charge.

Valuation Day -- For each Investment Subdivision, each day on which the New York Stock Exchange is open for business except for days that a Fund does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange and ends at the close of regular trading on the next succeeding Valuation Day.

Expense Table

This table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase the Policy. The table reflects expenses both of Investment Subdivisions of Account 4 and of the portfolios. For more complete descriptions of the various costs and expenses involved, see "Charges and Other Deductions" in this Prospectus, and the Fund prospectuses. Premium tax charges also may apply, although they do not appear in the table.

Owner Transaction Expenses:
-------------------------------------------------------------------------------
The maximum surrender charge (as a percentage of each premium payment
 surrendered/withdrawn)                                                   8.00%
Transfer Charge (for each transfer after the first in a calendar
 month)/1/                                                                  $10
 We reduce the surrender charge percentage over time. In general, the later you surrender or withdraw a premium payment, the lower the surrender charge will be on that premium payment.

Annual Expenses (as a percentage of Account Value in Account 4):
-------------------------------------------------------------------------------
Mortality and Expense Risk Charge                                         1.30%
Administrative Expense Charge                                              .25%
                                                                          -----
Total Annual Expenses                                                     1.55%
Other Annual Expenses:
-------------------------------------------------------------------------------
Annual Policy Maintenance Charge/2/                                        $ 25
Guaranteed Minimum Death Benefit Charge ("GMDB") (as a percentage of
 prior year's average benefit amount)/3/                                   .35%
Maximum Optional Enhanced Death Benefit Charge ("OEDB") (as a percentage
 of prior year's average Account Value)/4/                                 .35%
-------------------------------------------------------------------------------

 /1/We reserve the right to assess a $10 transfer charge for each transfer after the first transfer in a calendar month, although we do not currently do so.

 /2/We do not assess this charge if your Account Value at the time the charge is due is at least $10,000.

 /3/If the Optional Guaranteed Minimum Death Benefit applies. (This may be referred to as the "Six Percent EstateProtector" in our marketing materials.)

 /4/If the Optional Enhanced Death Benefit Charge applies. We currently charge
    .25% annually as a percentage of the prior year's average Account Value.

Portfolio Annual Expenses

Annual expenses of the portfolios of the Funds for the year ended December 31, 2000 (as a percentage of each portfolio's average net assets):

Updated expenses to be included in subsequent filing.

                                                                      Other
                                      Management                     Expenses
                                    Fees (after fee                   (after      Total
                                      waiver, as    12b-1 Service reimbursement,  Annual
                                      applicable)   Fees* Fees**  as applicable) Expenses
-----------------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund          %          %      %          %           %
 AIM V.I. Growth Fund
 AIM V.I. Value Fund
Alliance Variable Products Series
 Fund, Inc./1/
 Growth and Income Portfolio --
   Class B Shares
 Premier Growth Portfolio -- Class
  B Shares
 Quasar Portfolio -- Class B Shares
Dreyfus
 Dreyfus Investment Portfolios --
   Dreyfus Emerging Markets Fund
 The Dreyfus Socially Responsible
  Growth Fund, Inc.
Federated Insurance Series/2/
 Federated High Income Bond Fund
  II -- Service Shares
 Federated International Small
  Company Fund II
Fidelity Variable Insurance Products Fund (VIP)/3/
 VIP Equity-Income Portfolio --
   Service Class 2 Shares
 VIP Growth Portfolio -- Service
  Class 2 Shares
Fidelity Variable Insurance Products Fund (VIP
 II)/4/
 VIP II Contrafund Portfolio --
   Service Class 2 Shares
Fidelity Variable Insurance Products Fund (VIP
 III)/5/
 VIP III Growth & Income
  Portfolio -- Service Class 2
  Shares
 VIP III Mid Cap Portfolio --
   Service Class 2 Shares
GE Investments Funds, Inc./6/
 Mid-Cap Value Equity Fund
 Money Market Fund
 Premier Growth Equity Fund
 S&P 500 Index Fund
 Small-Cap Value Equity Fund
 U.S. Equity Fund
 Value Equity Fund
Janus Aspen Series/7/
 Aggressive Growth Portfolio --
   Service Shares
 Balanced Portfolio -- Service
  Shares
 Capital Appreciation Portfolio --
   Service Shares
 Global Life Sciences Portfolio --
   Service Shares

                                                             Other
                             Management                     Expenses
                           Fees (after fee                   (after      Total
                             waiver, as    12b-1 Service reimbursement,  Annual
                             applicable)   Fees* Fees**  as applicable) Expenses
--------------------------------------------------------------------------------
 Global Technology
  Portfolio -- Service
  Shares                            %          %      %          %           %
 Growth Portfolio --
   Service Shares
 International Growth
  Portfolio -- Service
  Shares
 Worldwide Growth
  Portfolio -- Service
  Shares
MFS(R) Variable Insurance
 Trust/8/
 MFS(R) Growth Series --
   Service Class Shares
 MFS(R) Growth with
  Income Series --
   Service Class Shares
 MFS(R) New Discovery
  Series -- Service Class
  Shares
 MFS(R) Utilities
  Series -- Service
  Class Shares
Oppenheimer Variable
 Account Funds
 Oppenheimer Global
  Securities Fund/VA --
   Service Shares
 Oppenheimer Main Street
  Growth & Income
  Fund/VA -- Service
  Shares
PIMCO Variable Insurance
 Trust/9/
 Foreign Bond
  Portfolio --
   Administrative Shares
 High Yield Bond
  Portfolio --
   Administrative Shares
 Long-Term U.S.
  Government Bond
  Portfolio --
   Administrative Shares
 Total Return Bond
  Portfolio --
   Administrative Shares
Rydex Variable Trust
 Rydex OTC Fund

--------------------------------------------------------------------------------

 * The 12b-1 fees deducted from the 12b-1 classes of these portfolios cover certain distribution and shareholder support services provided by the companies selling policies investing in those portfolios. The portion of the 12b-1 fees assessed against Account 4's assets related to the portfolios will be remitted to Capital Brokerage Corporation, the principal underwriter for the Policies.

** The Service Share fees deducted from the service shares of these portfolios cover certain administrative services provided by companies selling policies investing in those portfolios. The portion of the Service Share fees assessed against Account 4's assets related to the portfolios will be remitted to GE Life & Annuity.

 /1/Alliance Variable Products Series Fund, Inc. has voluntarily agreed to reduce or limit certain other expenses. Absent these waivers total annual
    expenses during 2000 would have been .   % for the Quasar Portfolio,
    consisting of .   % management fees, .   % 12b-1 fee and .   % other
    expenses.

 /2/Federated Insurance Series, Inc. has voluntarily agreed to reduce or limit certain other expenses. Absent these waivers total annual expenses during
    2000 would have been .   % for the High Income Bond Fund II, consisting of
    .   % management fees, .   % service fees and .   % other expenses; total
    annual expenses of .   % for International Small Company Fund II,
    consisting of .   % management fee, .   % service fee and .   % other
    expenses.

 /3/The expenses of the portfolios of the Variable Insurance Products Fund
    (VIP) -- Service Class 2, are based on the estimated expenses that those portfolios expect to incur in their initial fiscal year.

 /4/The expenses of the portfolios of the Variable Insurance Products Fund II
    (VIP II)-- Service Class 2, are based on the estimated expenses that those portfolios expect to incur in their initial fiscal year.

 /5/The expenses of the portfolios of the Variable Insurance Products Fund III
    (VIP III)-- Service Class 2, are based on the estimated expenses that those portfolios expect to incur in their initial fiscal year.

 /6/GE Asset Management Incorporated currently serves as investment advisor to
    GE Investments Funds, Inc. (except for GE Small-Cap Value and Value Equity Funds) and has agreed to waive a portion of the fee payable by the Fund. Absent this fee waiver, the total annual expenses of the GE Money Market
    Fund would have been .   %, consisting of .   % management fees and .   %
    other expenses; GE Premier Growth Equity Fund would have been .   % total
    annual expenses, consisting of .   % management fees and .  % other
    expenses; the Small-Cap Value Equity and the Value Equity Funds are estimated due to the portfolios being in existence for less than 10 months.

 /7/Janus Aspen Series are based upon expenses for the fioscal year ended
    December 31, 2000 restated to reflect a reduction in the management fees for Growth, Aggressive Growth, Capital Appreciation, International Growth, Worldwide Growth and Balanced. Expenses for Global Technology and Global Life Sciences Portfolios are based on the estimated expenses that those portfolios expect to incur in their initial fiscal year. All expenses are shown without the effect of expense offset arrangements.

 /8/Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of MFS Variable Insurance Trust during 2000 would have been
    total annual expenses of .   % for the Growth Series, consisting of .   %
    management fees, .   % 12b-1 fee and .   % other expenses; total annual
    expenses of .   % for the New Discovery Series, consisting of .   %
    management fees, .   % 12b-1 fees and .   % other expenses.

 /9/Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of the PIMCO Variable Insurance Trust during 2000 would have been total annual expenses of 1.25% for the Foreign Bond Portfolio,
    consisting of .   % management fees, .   % service fee and .   % other
    expenses; total annual expenses of .   % for the Long-Term U.S. Government
    Bond Portfolio, consisting of .   % management fees, .   % service fees and
    .   % other expenses; total annual expenses of .   % for Total Return Bond
    Portfolio, consisting of .   % management fees, .   % service fees and
    .   % other expenses.

    PIMCO Foreign Bond Portfolio has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fee, 0.90% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

The expense information regarding the Funds was provided by those Funds. We have not independently verified this information. We cannot guarantee that the reimbursements and the fee waivers provided by certain of the Funds will continue.

EXAMPLES

These examples show what your costs would be under certain hypothetical situations. They vary based on the riders selected and whether you surrender or annuitize your Policy. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. The examples are based on the annual expenses of the portfolios of the Funds for the year ended December 31, 2000 (shown above in Portfolio Annual Expenses) and assume that the fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples assume that a full 4% Bonus Credit applies (if a lower Bonus Credit applied, or if no Bonus Credit applied, the numbers shown would be lower). The examples also assume that the $25 annual policy maintenance charge is equivalent to 0.1% of Account Value attributable to the hypothetical investment (this charge will be waived if the Account Value is at least $10,000 at the time the charge is due). To the extent that the examples reflect a charge for the optional Guaranteed Minimum Death Benefit Rider (the "GMDB") and the optional enhanced Death Benefit rider (the "OEDB"), the examples assume that the maximum charge applies (for the GMDB the maximum charge is .35% of the prior Policy year's average benefit amount; for the OEDB the maximum charge is .35% of the average of the Account Value at the beginning of the previous Policy year and at the end of the previous Policy year).

                                     * * *

Examples: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Expense Table above (excluding the GMDB Rider and the OEDB Rider):

Examples to be updated in subsequent filing.

1.  If you surrender* your Policy at the end of the applicable period:

                                                 Without GMDB & OEDB Riders
                                               -------------------------------
Investment Subdivision Investing In:           1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund
 AIM V.I. Growth Fund
 AIM V.I. Value Fund
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio
 Premier Growth Portfolio
 Quasar Portfolio
Dreyfus
 Dreyfus Investment Portfolios -- Emerging
  Markets Fund
 The Dreyfus Socially Responsible Growth Fund,
  Inc.
Federated Insurance Series
 Federated High Income Bond Fund II
 Federated International Small Company Fund II
Fidelity Variable Insurance Funds
 VIP Equity-Income Portfolio
 VIP Growth Portfolio

--------------------------------------------------------------------------------

                            Without GMDB & OEDB Riders
                          -------------------------------
Investment Subdivision
Investing In:             1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------
Fidelity Variable
 Insurance Products Fund
 II
 VIP II Contrafund
  Portfolio
Fidelity Variable
 Insurance Products Fund
 III
 VIP III Growth & Income
  Portfolio
 VIP III Mid Cap
  Portfolio
GE Investments Funds,
 Inc.
 Mid-Cap Value Equity
  Fund
 Money Market Fund
 Premier Growth Equity
  Fund
 S&P 500 Index Fund
 Small Cap Value Fund
 U.S. Equity Fund
 Value Equity Fund
Janus Aspen Series
 Aggressive Growth
  Portfolio
 Balanced Portfolio
 Capital Appreciation
  Portfolio
 Global Life Sciences
  Portfolio
 Global Technology
  Portfolio
 Growth Portfolio
 International Growth
  Portfolio
 Worldwide Growth
  Portfolio
MFS Variable Insurance
 Trust
 MFS Growth Series
 MFS Growth with Income
  Series
 MFS New Discovery Series
 MFS Utilities Series
Oppenheimer Variable
 Account Funds
 Oppenheimer Global
  Securities Fund/VA
 Oppenheimer Main Street
  Growth & Income Fund/VA
PIMCO Variable Insurance
 Trust
 Foreign Bond Portfolio
 Government Bond
  Portfolio
 High Yield Portfolio
 Total Return Portfolio
Rydex Variable Trust
 Rydex OTC Fund

--------------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

2.  If you annuitize at the end of the applicable period, or do not surrender*:

                                                Without GMDB & OEDB Riders
                                              -------------------------------
Investment Subdivision Investing In:          1 Year 3 Years 5 Years 10 Years
-----------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund
 AIM V.I. Growth Fund
 AIM V.I. Value Fund
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio
 Premier Growth Portfolio
 Quasar Portfolio

                                                 Without GMDB & OEDB Riders
                                               -------------------------------
Investment Subdivision Investing In:           1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
Dreyfus
 Dreyfus Investment Portfolios -- Emerging
  Markets Fund
 The Dreyfus Socially Responsible Growth Fund,
  Inc.
Federated Insurance Series
 Federated High Income Bond Fund II
 Federated International Small Company Fund II
Fidelity Variable Insurance Products Fund
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
Fidelity Variable Insurance Products Fund II
 VIP II Contrafund Portfolio
Fidelity Variable Insurance Products Fund III
 VIP III Growth & Income Portfolio
 VIP III Mid Cap Portfolio
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund
 Money Market Fund
 Premier Growth Equity Fund
 S&P 500 Index Fund
 Small Cap Value Fund
 U.S. Equity Fund Fund
 Value Equity Fund
Janus Aspen Series
 Aggressive Growth Portfolio
 Balanced Portfolio
 Capital Appreciation Portfolio
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Growth Portfolio
 International Growth Portfolio
 Worldwide Growth Portfolio
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series
 MFS(R) Growth with Income Series
 MFS(R) New Discovery Series
 MFS(R) Utilities Series
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA
 Oppenheimer Main Street Growth & Income
  Fund/VA
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio
 Government Bond Portfolio
 High Yield Portfolio
 Total Return Portfolio
Rydex Variable Trust
 Rydex OTC Fund

--------------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

Examples: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Expense Table above (including the GMDB Rider and the OEDB Rider):

3. If you surrender* your Policy at the end of the applicable period:

                                                    With GMDB & OEDB Riders
                                                 -----------------------------
                                                  1
Investment Subdivision Investing In:             Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund
 AIM V.I. Growth Fund
 AIM V.I. Value Fund
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio
 Premier Growth Portfolio
 Quasar Portfolio
Dreyfus
 Dreyfus Investment Portfolios -- Emerging
  Markets Fund
 The Dreyfus Socially Responsible Growth Fund,
  Inc.
Federated Insurance Series
 Federated High Income Bond Fund II
 Federated International Small Company Fund II
Fidelity Variable Insurance Funds
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
Fidelity Variable Insurance Products Fund II
 VIP II Contrafund Portfolio
Fidelity Variable Insurance Products Fund III
 VIP III Growth & Income Portfolio
 VIP III Mid Cap Portfolio
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund
 Money Market Fund
 Premier Growth Equity Fund
 S&P 500 Index Fund
 Small Cap Value Fund
 U.S. Equity Fund
 Value Equity Fund
Janus Aspen Series
 Aggressive Growth Portfolio
 Balanced Portfolio
 Capital Appreciation Portfolio
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Growth Portfolio
 International Growth Portfolio
 Worldwide Growth Portfolio
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series
 MFS(R) Growth with Income Series
 MFS(R) New Discovery Series
 MFS(R) Utilities Series
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA
 Oppenheimer Main Street Growth & Income Fund/VA

                                          With GMDB & OEDB Riders
                                      -------------------------------
Investment Subdivision Investing In:  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio
 Government Bond Portfolio
 High Yield Portfolio
 Total Return Portfolio
Rydex Variable Trust
 Rydex OTC Fund
---------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

4. If you annuitize at the end of the applicable period, or do not surrender*:

                                                   With GMDB & OEDB Riders
                                               -------------------------------
Investment Subdivision Investing In:           1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund
 AIM V.I. Growth Fund
 AIM V.I. Value Fund
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio
 Premier Growth Portfolio
 Quasar Portfolio
Dreyfus
 Dreyfus Investment Portfolios -- Emerging
  Markets Fund
 The Dreyfus Socially Responsible Growth Fund,
  Inc.
Federated Insurance Series
 Federated High Income Bond Fund II
 Federated International Small Company Fund II
Fidelity Variable Insurance Products Fund
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
Fidelity Variable Insurance Products Fund II
 VIP II Contrafund Portfolio
Fidelity Variable Insurance Products Fund III
 VIP III Growth & Income Portfolio
 VIP III Mid Cap Portfolio
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund
 Money Market Fund
 Premier Growth Equity Fund
 S&P 500 Index Fund
 Small Cap Value Fund
 U.S. Equity Fund Fund
 Value Equity Fund
Janus Aspen Series
 Aggressive Growth Portfolio
 Balanced Portfolio
 Capital Appreciation Portfolio
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Growth Portfolio
 International Growth Portfolio
 Worldwide Growth Portfolio

                                                     With GMDB & OEDB Riders
                                                 -------------------------------
Investment Subdivision Investing In:             1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series
 MFS(R) Growth with Income Series
 MFS(R) New Discovery Series
 MFS(R) Utilities Series
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA
 Oppenheimer Main Street Growth & Income Fund/VA
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio
 Government Bond Portfolio
 High Yield Portfolio
 Total Return Portfolio
Rydex Variable Trust
 Rydex OTC Fund
--------------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

OTHER POLICIES

We offer other variable annuity policies which also may invest in many of the same portfolios of the Funds offered under the Policy. These policies have different charges that could affect their investment subdivisions' performance, and they offer different benefits.

Synopsis

What type of Policy am I buying? The Policy is an individual flexible premium variable deferred annuity policy. We may issue it as a policy qualified ("Qualified Policy") under the Internal Revenue Code of 1986, as amended (the "Code"), or as a policy that is not qualified under the Code ("Non-Qualified Policy"). This Prospectus only provides disclosure about the Policy. Certain features described in this Prospectus may vary from your Policy. See The Policy.

How does the Policy work? Once we approve your application, we will issue a Policy. During the accumulation period, while you are paying in, you can use your premium payments to buy Accumulation Units under Account 4 or interests in the Guarantee Account. Should you decide to annuitize (that is, change your Policy to a payout mode rather than an accumulation mode), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payment, or a combination of both. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on that Valuation Day. See The Policy.

What is a Bonus Credit? For qualifying Policies, it is an amount we will add to each premium payment we receive. If the Annuitant was age 80 or younger when we issued the Policy, we will add 4% of each premium payment to your Account Value. For Annuitants age 81 or older at the time we issued the Policy, we will not pay Bonus Credits. Bonus Credits are not considered "premium payments" for purposes of the Policy. See Bonus Credits.

What is Account 4? It is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of Account 4 to one or more Investment Subdivisions, according to your investment choice. We do not charge those assets with liabilities arising out of any other business we may conduct. See Account 4.

What are my variable investment choices? Through its 41 Investment Subdivisions, Account 4 uses your premium payments to purchase shares, at your direction, in one or more of the 13 Funds. In turn, each portfolio holds securities consistent with its own particular investment policy. Amounts you allocate to Account 4 will reflect the investment performance of the portfolios you select. You bear the risk of investment gain or loss. See Account 4 --
 Investment Subdivisions.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after deductions. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on this amount. You may transfer value between the Guarantee Account and Account 4 subject to certain restrictions. See Transfers Before the Maturity Date. The Guarantee Account may not be available in all states or all markets.

What charges are associated with this Policy? Should you withdraw Account Value before your premium payments have been in your Policy for eight years, we will assess a surrender charge of anywhere from 0% to 8%, depending upon how many full years those payments have been in the Policy. (Note: We do not assess this surrender charge upon Account Value surrendered, partially surrendered or annuitized that represents gain. You may also partially surrender up to 10% of premium payments each Policy year without application of the surrender charge. We do not assess the surrender charge against any Account Value annuitized under an optional payment plan with a life contingency or a period certain guaranteeing payments for five years or more. We may also waive this charge under certain other conditions.) See Surrender Charge.

We assess annual charges in the aggregate at an effective annual rate of 1.55% against the daily net asset value of Account 4. These charges consist of .25% as an administrative expense charge and 1.30% as a mortality and expense risk charge. Additionally, we may impose an annual policy maintenance charge. We also charge for the elective GMDB and the OEDB. For a complete discussion of all charges associated with the Policy, See Charges and Other Deductions.

If your state assesses a premium tax with respect to your Policy, then at the time your Policy incurs the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or Account Value, as applicable. See Charges and Other Deductions and Deductions for Premium Taxes.

The portfolios also have certain expenses. These include management fees and other expenses associated with the daily operation of each portfolio. See Account 4 -- Investment Subdivisions. These portfolio expenses are more fully described in each Fund's prospectus.

How much must I pay, and how often? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are completely flexible. See The Policy -- Premium Payments.

How will my income payments be calculated? We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to annuitize under one of the optional payment plans. We will base your initial payment on maturity value and other factors. See Income Payments.

What happens if I die before the Maturity Date? Before the Maturity Date, if an Owner, Joint Owner, or Annuitant dies while the Policy is in force, we will treat the Designated Beneficiary as the sole Owner of the Policy, subject to certain distribution rules. We may pay a Death Benefit to the Designated Beneficiary. See Death of the Owner or Joint Owner Before the Maturity Date.

May I transfer Account Value among portfolios? Yes, but there may be limits on how often you may do so. The minimum transfer amount is currently $100 or the entire balance in the Investment Subdivision if the transfer will leave a balance of less than $100. See Transfers -- Transfers Before the Maturity Date and Income Payments -- Transfers After the Maturity Date.

May I surrender the Policy or make a partial surrender? Yes, subject to Policy requirements and to restrictions imposed under certain retirement plans.

If you surrender the Policy or make a partial surrender, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender, a 10% penalty tax. A surrender or a partial surrender may also be subject to withholding. See Federal Tax Matters. A partial surrender will reduce the Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduces Account Value.

Do I get a free look at this Policy? Yes. You have the right to return the Policy to us at our Home Office, and have us cancel the Policy within a certain number of days (usually 10 days from the date you receive the Policy, but some states require different periods).

If you exercise this right, we will cancel the Policy as of the day we receive your request and send you a refund computed as of that date. Your refund will equal one of the following amounts:

(i) if your Account Value has increased or has stayed the same, your refund will equal your Account Value, minus any Bonus Credits, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned Policy;

(ii) if your Account Value has decreased, your refund will equal your Account Value, minus any Bonus Credits, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned Policy and plus any investment loss, including any charges made by the Funds, attributable to Bonus Credits as of the date we received the returned Policy; or

(iii) if greater than (i) or (ii) and required by the law of your state, your premium payments minus any withdrawals you previously made.

This means you receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge on your Policy refund. See Return Privilege.

When are my allocations effective? Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Guarantee Account and/or the Investment Subdivisions you choose. See Allocation of Premium Payments.

Where may I find more information about Accumulation Unit Values? The Condensed Financial Information section at the end of this Prospectus provides more information about Accumulation Unit Values.

Investment Results

At times, Account 4 may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges, the annual policy maintenance charge, and the Bonus Credit. Results calculated without surrender charges and the annual policy maintenance charge will be higher. Results calculated without the Bonus Credit will be lower. Total returns include the reinvestment of all distributions of the portfolios. Total returns reflect portfolio charges and expenses, the administrative expense charge, the mortality and expense risk charge and the policy maintenance charge. Total returns do not reflect the optional GMDB charge or the optional OEDB charge. They also do not reflect premium taxes. See Appendix B for further information.

Financial Statements

The consolidated financial statements of GE Life and Annuity Assurance Company and GE Life & Annuity Separate Account 4 are located in the SAI. If you would like a free copy of the SAI, call 1-800-352-9910. Otherwise, the SAI is available on the SEC's website at http://www.sec.gov.

GE Life and Annuity Assurance Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity policies. We may do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230.

General Electric Capital Assurance Company ("GE Capital Assurance") owns the majority of our capital stock, and Federal Home Life Insurance Company ("Federal") and Phoenix Group Holdings, Inc. own the remainder. GE Capital Assurance and Federal are indirectly owned by GE Financial Assurance Holdings, Inc., which is a wholly owned subsidiary of General Electric Capital Corporation ("GE Capital"). GE Capital, a New York corporation, is a diversified financial services company whose subsidiaries consist of specialty insurance, equipment management, and commercial and consumer financing businesses. GE Capital's indirect parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment, and large electric power generation equipment.

GNA Corporation, a direct wholly owned subsidiary of GE Financial Assurance Holdings, Inc., directly owns the stock of Capital Brokerage Corporation (the principal underwriter for the Policies and a broker/dealer registered with the U.S. Securities and Exchange Commission).

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering various aspects of sales and service for individually sold life insurance and annuities.

Account 4

We established Account 4 as a separate investment account on August 19, 1987. Account 4 may invest in mutual fund portfolios, unit investment trusts, managed separate accounts, and other portfolios. We use Account 4 to support the Policy as well as for other purposes permitted by law.

Account 4 currently has 41 Investment Subdivisions available under the Policy, but that number may change in the future. Each Investment Subdivision invests exclusively in shares representing an interest in a separate corresponding portfolio of a Fund described below. We allocate net premium payments in accordance with your instructions among up to ten of the 41 Investment Subdivisions available under the Policy.

The assets of Account 4 belong to us. Nonetheless, we do not charge the assets in Account 4 attributable to the Policies with liabilities arising out of any other business which we may conduct. The assets of Account 4 shall, however, be available to cover the liabilities of our General Account to the extent that the assets of Account 4 exceed its liabilities arising under the Policies supported by it. Income and both realized and unrealized gains or losses from the assets of Account 4 are credited to or charged against Account 4 without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered Account 4 with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Registration with the SEC does not involve supervision of the management or investment practices or policies of Account 4 by the SEC. You assume the full investment risk for all amounts you allocate to Account 4.

THE PORTFOLIOS

There is a separate Investment Subdivision which corresponds to each portfolio of a Fund offered in this Policy. You decide the Investment Subdivisions to which you allocate net premium payments. You may change your allocation without penalty or charges.

Each Fund is registered with the Securities and Exchange Commission as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing an Investment Subdivision to allocate your net premium payments and Account Value, carefully read the prospectus for each Fund, along with this Prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives. We do not guarantee any minimum value for the amounts you allocate to Account 4. You bear the investment risk of investing in the portfolios.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

INVESTMENT SUBDIVISIONS

We offer you a choice from among 41 Investment Subdivisions, each of which invests in an underlying portfolio of one of the Funds. You may allocate premiums to up to ten Investment Subdivisions, plus the Guarantee Account, at any one time.

                                                            Adviser (and Sub-
Investment Subdivision                                         Adviser, as
Investing In                      Investment Objective         applicable)
-----------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

AIM V.I. Capital              The fund's investment        A I M Advisors,
Appreciation Fund             objective is growth of       Inc.
                              capital. Invests
                              principally in common
                              stocks, with emphasis on
                              medium and small-sized
                              growth companies. This fund
                              may invest up to 25% of the
                              value of the total assets
                              in foreign securities.
-----------------------------------------------------------------------------
AIM V.I. Growth Fund          The fund's investment        A I M Advisors,
                              objective is to Seek growth  Inc.
                              of capital. Invests
                              principally in seasoned and
                              better capitalized
                              companies considered to
                              have strong earnings
                              momentum. This fund may
                              invest up to 25% of the
                              value of the total assets
                              in foreign securities.
-----------------------------------------------------------------------------
AIM V.I. Value Fund           Seeks to achieve long-term   A I M Advisors,
                              growth of Capital. Income    Inc.
                              is a secondary objective.
                              Invests principally in
                              equity securities Judged by
                              the investment advisor of
                              the Fund to be undervalued.
                              This fund may Invest up to
                              25% of the value of the
                              total Assets in foreign
                              securities.
-----------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS
SERIES FUND, INC.

Growth and Income             Seeks reasonable current     Alliance Capital
Portfolio                     income and Reasonable        Management, L.P.
                              opportunity for
                              appreciation Through
                              investments primarily in
                              dividend-paying common
                              stocks of good quality. May
                              also invest in fixed-income
                              securities And convertible
                              securities.
-----------------------------------------------------------------------------

                                                             Adviser (and Sub-
Investment Subdivision                                          Adviser, as
Investing In                     Investment Objective           applicable)
-------------------------------------------------------------------------------
Premier Growth Portfolio     Seeks long term growth of      Alliance Capital
                             capital by investing           Management, L.P.
                             predominantly in the equity
                             securities of a limited
                             number of large, carefully
                             selected, high quality U.S.
                             companies judged likely to
                             achieve superior earnings
                             growth.
-------------------------------------------------------------------------------
Quasar Portfolio             Seeks growth of capital by     Alliance Capital
                             pursuing aggressive            Management, L.P.
                             investment policies. This
                             fund invests based upon the
                             potential for capital
                             appreciation and only
                             incidentally for current
                             income. The investment
                             policies are aggressive.
-------------------------------------------------------------------------------
DREYFUS

Dreyfus Investment           Non-diversified portfolio      The Dreyfus
Portfolios-Emerging          seeking long-term capital      Corporation
Markets Fund                 growth by investing
                             primarily in the stocks of
                             companies organized, or
                             with a majority of its
                             assets or business, in
                             emerging market
                             countries./1/
-------------------------------------------------------------------------------
The Dreyfus Socially         Seeks to provide capital       The Dreyfus
Responsible Growth Fund,     growth, with current income    Corporation
Inc                          as a secondary goal by
                             investing primarily in the
                             common stock of companies
                             that in the opinion of the
                             Fund's management, meet
                             traditional investment
                             standards and conduct their
                             business in a manner that
                             contributes to the
                             enhancement of the quality
                             of life in America.
-------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES

Federated High Income Bond   Seeks high current income      Federated
Fund II                      by investing primarily in a    Investment
                             professionally managed,        Management Company
                             diversified portfolio of
                             fixed income securities.
                             Pursues this objective by
                             investing in a diversified
                             portfolio of high- yield,
                             lower-rated corporate bonds
                             (also known as "junk
                             bonds").
-------------------------------------------------------------------------------
Federated International      Seeks to provide long-term     Federated Global
Small Company Fund II        growth of capital. Purses      Investment
                             this objective by investing    Management Corp.
                             at least 65% of its assets
                             in equity securities of
                             foreign companies that have
                             a market capitalization at
                             the time of purchase of
                             $1.5 billion or less.
-------------------------------------------------------------------------------
FIDELITY VARIABLE
INSURANCE PRODUCTS FUND
(VIP)

Equity-Income Portfolio      Seeks reasonable income and    Fidelity Management
                             will consider the potential    & Research Company;
                             for capital appreciation.      (subadvised by FMR
                             The fund also seeks a          Co., Inc.)
                             yield, which exceeds the
                             composite yield on the
                             securities comprising the
                             S&P 500 by investing
                             primarily in income-
                             producing equity securities
                             and by investing in
                             domestic and foreign
                             issuers.
-------------------------------------------------------------------------------

 /1/ A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                           Adviser (and Sub-
Investment Subdivision                                        Adviser, as
Investing In                     Investment Objective         applicable)
-----------------------------------------------------------------------------
Growth Portfolio             Seeks capital appreciation   Fidelity Management
                             by investing primarily in    & Research Company;
                             common stocks of companies   (subadvised by FMR
                             believed to have above-      Co., Inc.)
                             average growth potential.
-----------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE
PRODUCTS FUND II (VIP II)

Contrafund(TM) Portfolio     Seeks long-term capital      Fidelity Management
                             appreciation by investing    & Research Company
                             primarily in common stocks   (subadvised by
                             and securities of companies  Fidelity Management
                             whose value it believes to   & Research (U.K.)
                             have not fully been          Inc. and Fidelity
                             recognized by the public.    Management &
                             This fund invests in         Research (Far East)
                             domestic and foreign         Inc., and Fidelity
                             issuers and also invests in  Investments Japan
                             "growth" stocks or "value"   Limited; subadvised
                             stocks or both.              by FMR Co., Inc.)
-----------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE
PRODUCTS FUND III (VIP III)

Growth & Income Portfolio    Seeks high total return      Fidelity Management
                             through a combination of     & Research Company
                             current income and capital   (subadvised by
                             appreciation by investing a  Fidelity Management
                             majority of assets in        & Research (U.K.)
                             common stocks with a focus   Inc. and Fidelity
                             on those that pay current    Management &
                             dividends and show           Research (Far East)
                             potential for capital        Inc. and Fidelity
                             appreciation.                Investments Japan
                                                          Limited; subadvised
                                                          by FMR Co., Inc.)
-----------------------------------------------------------------------------
Mid Cap Portfolio            Seeks long-term growth of    Fidelity Management
                             capital by investing         & Research Company
                             primarily in common stocks   (subadvised by
                             and at least 65% of total    Fidelity Management
                             assets in securities of      & Research (U.K.),
                             companies with medium        Inc. and Fidelity
                             market capitalizations.      Management &
                                                          Research Far East
                                                          Inc.)
-----------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.

Mid-Cap Value Equity Fund    Objective of providing long  GE Asset Management
                             term growth of capital by    Incorporated
                             investing primarily in
                             common stock and other
                             equity securities of
                             companies that the
                             investment adviser believes
                             are undervalued by the
                             marketplace at the time of
                             purchase and that offer the
                             potential for above-average
                             growth of capital. Although
                             the current portfolio
                             reflects investments
                             primarily within the mid
                             cap range, the Fund is not
                             restricted to investments
                             within any particular
                             capitalization and may in
                             the future invest a
                             majority of its assets in
                             another capitalization
                             range.
-----------------------------------------------------------------------------
Money Market Fund            Objective of providing       GE Asset Management
                             highest level of current     Incorporated
                             income as is consistent
                             with high liquidity and
                             safety of principal by
                             investing in various types
                             of good quality money
                             market securities.
-----------------------------------------------------------------------------

                                                             Adviser (and Sub-
Investment Subdivision                                          Adviser, as
Investing In                    Investment Objective            applicable)
-------------------------------------------------------------------------------
Premier Growth Equity       Objective of providing          GE Asset Management
Fund                        long-term growth of capital     Incorporated
                            as well as future (rather
                            than current) income by
                            investing primarily in
                            growth-oriented equity
                            securities.
-------------------------------------------------------------------------------
S&P 500 Index Fund/2/       Objective of providing          GE Asset Management
                            capital appreciation and        Incorporated
                            accumulation of income that     (Subadvised by
                            corresponds to the              State Street Global
                            investment return of the        Advisers)
                            Standard & Poor's 500
                            Composite Stock Price Index
                            through investment in
                            common stocks comprising
                            the Index.
-------------------------------------------------------------------------------
Small-Cap Value Equity      Objective of providing          GE Asset Management
Fund                        long-term growth of capital     Incorporated
                            by investing primarily in       (Subadvised by
                            equity securities of small      Palisade Capital
                            cap undervalued U.S.            Management, L.L.C.)
                            companies that have solid
                            growth prospects.
-------------------------------------------------------------------------------
U.S. Equity Fund            Objective of providing          GE Asset Management
                            long-term growth of capital     Incorporated
                            through investments
                            primarily in equity
                            securities of U.S.
                            companies.
-------------------------------------------------------------------------------
Value Equity Fund           Objective of providing          GE Asset Management
                            long-term growth of capital     Incorporated
                            and future income. Pursues
                            investments in equity
                            securities of large
                            undervalued U.S. companies
                            that have solid growth
                            prospects.
-------------------------------------------------------------------------------
JANUS ASPEN SERIES

Aggressive Growth           Non-diversified portfolio       Janus Capital
Portfolio                   pursuing long- term growth      Corporation
                            of capital./1/ Pursues this
                            objective by normally
                            investing at least 50% of
                            its assets in equity
                            securities issued by
                            medium-sized companies.
-------------------------------------------------------------------------------
Balanced Portfolio          Seeks long term growth of       Janus Capital
                            capital. Pursues this           Corporation
                            objective consistent with
                            the preservation of capital
                            and balanced by current
                            income. Normally invests
                            40-60% of its assets in
                            securities selected
                            primarily for their growth
                            potential and 40-60% of its
                            assets in securities
                            selected primarily for
                            their income potential.
-------------------------------------------------------------------------------
Capital Appreciation        Non-diversified portfolio       Janus Capital
Portfolio                   pursing long-term growth of     Corporation
                            capital./1/ Pursues this
                            objective by investing
                            primarily in common stocks
                            of companies of any size.
-------------------------------------------------------------------------------

 /2/"Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill
    Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard and Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this Fund or the Policy.

                                                            Adviser (and (Sub-
Investment Subdivision                                          Adviser, as
Investing In                     Investment Objective           applicable)
------------------------------------------------------------------------------
Global Life Sciences         Invests primarily in equity    Janus Capital
Portfolio                    securities of U.S. and         Corporation
                             foreign companies selected
                             for their growth potential.
                             Normally invests at least
                             65% of its total assets in
                             securities of companies
                             that the portfolio manager
                             believes have a life
                             science orientation.
------------------------------------------------------------------------------
Global Technology            Invests primarily in equity    Janus Capital
Portfolio                    securities of U.S. and         Corporation
                             foreign companies selected
                             for their growth potential.
                             Under normal circumstances,
                             it invests at least 65% of
                             its total assets in
                             securities of companies
                             that the portfolio manager
                             believes will benefit
                             significantly from advances
                             or improvements in
                             technology.
------------------------------------------------------------------------------
Growth Portfolio             Seeks long-term capital        Janus Capital
                             growth consistent with the     Corporation
                             preservation of capital and
                             pursues its objective by
                             investing in common stocks
                             of companies of any size.
                             Emphasizes larger, more
                             established issuers.
------------------------------------------------------------------------------
International Growth         Seeks long-term growth of      Janus Capital
Portfolio                    capital. Pursues this          Corporation
                             objective primarily through
                             investments in common
                             stocks of issuers located
                             outside the United States.
                             The portfolio normally
                             invests at least 65% of its
                             total assets in securities
                             of issuers from at least
                             five different countries,
                             excluding the United
                             States.
------------------------------------------------------------------------------
Worldwide Growth Portfolio   Seeks long-term capital        Janus Capital
                             growth in a manner             Corporation
                             consistent with the
                             preservation of capital.
                             Pursues this objective by
                             investing in a diversified
                             portfolio of common stocks
                             of foreign and domestic
                             issuers of all sizes.
                             Normally invests in at
                             least five different
                             countries including the
                             United States.
------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE
TRUST

MFS(R) Growth Series         Seeks to provide long-term     Massachusetts
                             growth of capital and          Financial Services
                             future income rather than      Company ("MFS(R)")
                             current income.
------------------------------------------------------------------------------
MFS(R) Growth With Income    Seeks to provide reasonable    Massachusetts
Series                       current income and long-       Financial Services
                             term growth of capital and     Company ("MFS(R)")
                             income.
------------------------------------------------------------------------------

                                                            Adviser (and (Sub-
Investment Subdivision                                          Adviser, as
Investing In                      Investment Objective          applicable)
------------------------------------------------------------------------------
MFS(R) New Discovery          Seeks capital appreciation.   Massachusetts
Series                        Pursues this objective by     Financial Services
                              investing at least 65% of     Company ("MFS(R)")
                              its total assets in equity
                              securities of emerging
                              growth companies.
------------------------------------------------------------------------------
MFS(R) Utilities Series       Seeks capital growth and      Massachusetts
                              current income. Purses this   Financial Services
                              objective by investing at     Company ("MFS(R)")
                              least 65% of its total
                              assets in equity and debt
                              securities of domestic and
                              foreign companies in the
                              utilities industry.
------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT
FUNDS

Global Securities Fund/VA     Seeks long-term capital       OppenheimerFunds,
                              appreciation by investing a   Inc.
                              substantial portion of
                              assets in securities of
                              foreign issuers, "growth-
                              type" companies, cyclical
                              industries and special
                              situations that are
                              considered to have
                              appreciation possibilities.
                              It invests mainly in common
                              stocks of U.S. and foreign
                              issuers.
------------------------------------------------------------------------------
Main Street Growth &          Seeks high total return,      OppenheimerFunds,
Income Fund/VA                which includes growth in      Inc.
                              the value of its shares as
                              well as current income,
                              from equity and debt
                              securities. The Fund
                              invests mainly in common
                              stocks of U.S. companies.
------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE
TRUST

Foreign Bond Portfolio        Non-diversified portfolio     Pacific Investment
                              seeking to maximize total     Management Company
                              return, consistent with
                              preservation of capital and
                              prudent investment
                              management./1/ This fund
                              primarily invests in
                              intermediate maturity
                              hedged foreign fixed income
                              securities.
------------------------------------------------------------------------------
High Yield Bond Portfolio     Seeks to maximize total       Pacific Investment
                              return, consistent with       Management Company
                              preservation of capital and
                              prudent investment
                              management. Primarily
                              invests in higher yielding
                              fixed income securities
                              (also known as "junk bonds").
------------------------------------------------------------------------------
Long-Term U.S. Government     Seeks to maximize total       Pacific Investment
Bond Portfolio                return, consistent with the   Management Company
                              preservation of capital and
                              prudent investment
                              management. Primarily
                              invests in long-term
                              maturity fixed income
                              securities.
------------------------------------------------------------------------------

                                                           Adviser (and (Sub-
Investment Subdivision                                         Adviser, as
Investing In                    Investment Objective           applicable)
-----------------------------------------------------------------------------
Total Return Bond           Seeks to maximize total        Pacific Investment
Portfolio                   return consistent with         Management Company
                            preservation of capital and
                            prudent investment
                            management. Primarily
                            invests in intermediate
                            maturity fixed income
                            securities.
-----------------------------------------------------------------------------
RYDEX VARIABLE TRUST

OTC Fund/3/                 Non-diversified fund seeks     Rydex Global
                            to provide investment          Advisors
                            results that correspond to
                            a benchmark for over-the-
                            counter securities that
                            invest primarily in
                            securities of companies
                            included in NASDAQ 100
                            Index(TM)./1/
-----------------------------------------------------------------------------

 /3/The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

Not all of these portfolios may be available in all states or in all markets.

We will purchase shares of the portfolios at net asset value and direct them to the appropriate Investment Subdivisions of Account 4. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay Death Benefits, surrender proceeds, withdrawals, to make income payments, or for other purposes described in the Policy. We automatically reinvest all dividend and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in unit values.

Shares of the portfolios are not sold directly to the general public. They are sold to the Company and they may also be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the Funds.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of Account 4 and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant.

We will also receive service share fees from certain of the portfolios. These fees are deducted from portfolio assets, and are for the administrative services we provide to those portfolios. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the Policies, will receive 12b-1 fees deducted from certain portfolio assets for providing distribution and shareholder support services to some of the portfolios. Because service share fees and 12b-1 fees are paid out of portfolio assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.

CHANGES TO ACCOUNT 4 AND THE INVESTMENT SUBDIVISIONS

We reserve the right, within the law, to make additions, deletions and substitutions for the Funds and/or any portfolios within the Funds in which Account 4 participates. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the Policy.

This substitution might occur if shares of a portfolio should no longer be available, or if investment in any portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the Policy. The new portfolios may have higher fees and charges than the ones they replaced. No substitution of the shares attributable to your Policy may take place without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Investment Subdivisions, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Investment Subdivisions if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate an Investment Subdivision without prior notice to you and before approval of the SEC. Not all Investment Subdivisions may be available to all classes of Policies.

If permitted by law, we may deregister Account 4 under the 1940 Act in the event such registration is no longer required; manage Account 4 under the direction of a committee; or combine Account 4 with other separate accounts of the Company. Further, to the extent permitted by applicable law, we may transfer the assets of Account 4 to another separate account.

The Guarantee Account

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "l933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement.

You may allocate some or all of your net premium payments and transfer some or all of your Account Value to the Guarantee Account. We credit the portion of the Account Value allocated to the Guarantee Account with interest (as described below). Account Value in the Guarantee Account is subject to some, but not all, of the charges we assess in connection with the Policy. See Charges and Other Deductions.

Each time you allocate net premium payments or transfer Account Value to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time.

At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period for one year will commence for the remaining portion of that particular allocation.

We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of Account Value under the Policies. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account, or any portion thereof. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your Policy.

We will notify Owners in writing at least 10 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Investment Subdivisions subject to certain restrictions. See Transfers Before the Maturity Date. During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

We reserve the right to credit bonus interest on premium payments allocated to the Guarantee Account participating in the Dollar-Cost Averaging Program. (This may not be available to all classes of policies.)

Charges and Other Deductions

All of the charges described in this section apply to Account Value allocated to Account 4. Account Value in the Guarantee Account is subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Policies. We incur certain costs and expenses for the distribution and administration of the Policies and for providing the benefits payable thereunder. Our administrative services include:

 .  processing applications for and issuing the Policies;

 .  maintaining records;

 .  administering annuity payouts;

 . furnishing accounting and valuation services (including the calculation and monitoring of daily Investment Subdivision values);

 .  reconciling and depositing cash receipts;

 .  providing Policy confirmations and periodic statements;

 .  providing toll-free inquiry services; and

 .  furnishing telephone and internet transaction services.

The risks we assume include:

 .  the risk that the Death Benefits will be greater than the Surrender Value;

 . the risk that the actual life-span of persons receiving income payments under the Policy will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Policy and cannot be changed);

 . the risk that more Owners than expected will qualify for waivers of the surrender charges; and

 . the risk that our costs in providing the services will exceed our revenues from Policy charges (which cannot be changed by us).

We designed the 4% Bonus Credit feature as part of the overall sales load structure for the policies. When the policies were designed, our pricing actuaries set the bonus credit level and the level of the surrender charge to reflect the overall level of sales load and distribution expenses associated with the policies. Although there is no specific charge for the Bonus Credit, we may use a portion of the surrender charge and mortality and expense charge to help recover the cost of providing the Bonus Credit under the Policy. We may realize a profit from this feature.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.



TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge (except as described below) on partial and full surrenders of premium payments. You pay this charge to compensate us for the losses we experience on Policy distribution costs when Owners surrender or partially surrender.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Investment Subdivisions. However, if there is no Account Value in Account 4, we will deduct the charge proportionally from all monies in the Guarantee Account. The surrender charge is as follows:

                                                           Surrender charge
          Number of full and                              as a percentage of
       partially completed years                          the surrendered or
         since we received the                           partially surrendered
            premium payment                                 premium payment
      ------------------------------------------------------------------------
                 Year                                         Percentage
                 ----                                         ----------
                   1                                             8%
                   2                                             8%
                   3                                             7%
                   4                                             6%
                   5                                             5%
                   6                                             4%
                   7                                             3%
                   8                                             2%
               9 or more                                         0%
      ----------------------------------------------------------------

We do not assess the surrender charge on surrenders:

 .  of amounts representing gain (as defined below);

 .  of free withdrawal amounts (as defined below);

 . if taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5;

 .  if a waiver of surrender charge provision applies; or

 .  if taken upon the death of the Annuitant.

You may withdraw any gain in your Policy free of any surrender charge. We calculate gain in the Policy as: (a) plus (b) minus (c) minus (d), but not less than zero where:

(a) is the Account Value on the Valuation Day we receive your surrender request;

(b) is the total of any partial surrenders previously taken;

(c) is the total of premium payments made; and

(d) is the total of any gain previously surrendered.

In addition to any gain, you may withdraw an amount equal to 10% of your total premium payments each Policy year without a surrender charge (the "free withdrawal amount"). The free withdrawal amount is not cumulative from Policy year to Policy year.

Further, we will waive the surrender charge if you annuitize under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See Optional Payment Plans.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the Policy (provided the confinement began, or the illness was diagnosed, at least one year after the Policy Date). If you surrender the Policy under the terminal illness waiver, please remember that we will pay your Account Value, which could be less than the Death Benefit otherwise available. The terms and conditions of the waivers are set forth in your Policy.

DEDUCTIONS FROM ACCOUNT 4

We deduct from Account 4 an amount, computed daily, at an annual rate of 1.55% of the daily net asset value. The charge consists of an administrative expense charge at an effective annual rate of .25% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from Account 4 are reflected in your Account Value.

OTHER CHARGES

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT CHARGE

We charge you for expenses related to the optional Guaranteed Minimum Death Benefit ("GMDB"). We deduct this charge against the Account Value in Account 4 at each anniversary and at full surrender to compensate us for the increased risks and expenses associated with providing the GMDB. We will allocate the annual optional GMDB charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If the Guarantee Account is available under the Policy and the Account Value in Account 4 is not sufficient to cover the charge for the optional GMDB, we will deduct the charge first from the Account Value in Account 4, if any, and then from the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At full surrender, we will charge you a pro-rata portion of the annual charge.

For the optional GMDB, we guarantee that this charge will never exceed an annual rate of 0.35% of the average benefit amount (however, we currently charge .25%).

CHARGES FOR THE OPTIONAL ENHANCED DEATH BENEFIT

We charge you for expenses related to the optional enhanced Death Benefit ("OEDB"). At the beginning of each Policy year after the first, we deduct this charge against the average of the Account Value at the beginning of the previous Policy year and the Account Value at the end of the previous Policy year. At surrender, the charge is made against the average of the Account Value at the beginning of the current Policy year and the Account Value at surrender. The charge at surrender will be a pro rata portion of the annual charge. We guarantee that this charge will never exceed an annual rate of .35% times the prior year's average Account Value (however, we currently charge .20%). We will allocate the annual charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If the Guarantee Account is available under the Policy and the Account Value in Account 4 is not sufficient to cover the charge, we will deduct the charge first from the Account Value in Account 4, if any, and then from the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time).

POLICY MAINTENANCE CHARGE

We will deduct an annual charge of $25 from the Account Value of each Policy to compensate us for certain administrative expenses incurred in connection with the Policies. We will deduct the charge at each Policy anniversary and at full surrender. We will waive this charge if your Account Value at the time of deduction is at least $10,000.

We will allocate the annual policy maintenance charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If there is insufficient Account Value allocated to Account 4, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all monies in the Guarantee Account. Other allocation methods may be available upon request.

Deduction for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from Account Value when incurred or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3%.

Other Charges and Deductions

Each portfolio incurs certain fees and expenses. To pay for these charges, the portfolio makes deductions from its assets. The deductions are described more fully in each Fund's prospectus.

In addition, we reserve the right to impose a transfer charge of up to $10 per transfer. This charge is at cost with no profit to us.

Additional Information

We may reduce or eliminate the administrative expense and surrender charges described previously for any particular Policy. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or (4) any other circumstances which reduce distribution or administrative expenses. We will state the exact amount of administrative expense and surrender charges applicable to a particular Policy in that Policy.

We may also reduce charges and/or deductions for sales of the Policies to registered representatives who sell the Policies to the extent we realize savings of distribution and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

The Policy

The Policy is an individual flexible deferred variable annuity policy. We describe your rights and benefits below and in the Policy. There may be differences in your Policy (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your Policy. We will include any such differences in your Policy.

PURCHASE OF THE POLICY

If you wish to purchase a Policy, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a Policy. We then send the Policy to you through your sales representative. See Distribution of the Policies.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your premium payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial premium payment within two business days. (We will apply any subsequent premium payments on the Valuation Day they are received.)

To apply for a Policy, you must be of legal age in a state where we may lawfully sell the Policies and also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the Policies. The Annuitant cannot be older than age 80, unless we approve a different age.

This Policy may be used with certain tax qualified retirement plans. The Policy includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Policy does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this Policy through a qualified plan, you should consider purchasing this Policy for its Death Benefit, income benefits, and other non-tax-related benefits. Please consult a tax advisor for information specific to your circumstances in order to determine whether the Policy is an appropriate investment for you.

OWNERSHIP

As Owner, you have all rights under the Policy, subject to the rights of any irrevocable beneficiary. According to Virginia law, the assets of Account 4 are held for the exclusive benefit of all Owners and their Designated Beneficiaries. Qualified Policies may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.

If you name a Joint Owner in the application, we will treat the Joint Owners as having equal undivided interests in the Policy. All Owners must together exercise any ownership rights in this Policy.

PREMIUM PAYMENTS

You may make premium payments at a frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made or, if stopped, resumed at any time until the Maturity Date, the surrender of the Policy, or the death of the Owner (or Joint Owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason.

The minimum initial premium payment is $10,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $1,000 for Non-Qualified Policies ($200 in the case of certain bank drafts), $50 for IRA Policies, and $100 for other Qualified Policies. Different limits and other restrictions may apply.

VALUATION DAY

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m., New York time) for each day the New York Stock Exchange is open except for days on which a Fund does not value its shares (Valuation Day). If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PREMIUM PAYMENTS

We place net premium payments into the Separate Account's Investment Subdivisions, each of which invests in shares of a corresponding portfolio of the Funds, and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to up to ten Investment Subdivisions plus the Guarantee Account at any one time.

The percentage of any premium payment which you can put into any one Investment Subdivision or guarantee period must be a whole percentage. Upon allocation to the appropriate Investment Subdivisions we convert net premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Investment Subdivision by the value of an Accumulation Unit for that Investment Subdivision on the Valuation Day on which we receive the premium payment at our Home Office if received before 4:00 p.m., New York time. If we receive the premium payment at or after 4:00 p.m., New York time, we will use the Accumulation Unit value computed on the next Valuation Day. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the portfolio's investments perform, but also upon the charges of Account 4 and the fees and expenses of each portfolio.

We will determine the value of your initial premium payment no later than two business days after we receive your completed application and all other information necessary for processing your purchase order. We will determine the value of any subsequent premium payments you make as of the end of the Valuation Period during which we receive the premium payments.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice in writing or by phoning us at our Home Office. The new allocation will apply to any premium payments made after we receive notice of the change.

BONUS CREDITS

For most Policies, we will add a Bonus Credit to each premium payment we receive. (The Bonus Credit is referred to as an "enhanced premium amount" in your Policy). We fund this credit from our General Account. For each premium payment you make, we will add 4% of that premium payment to your Account Value, provided the Annuitant was age 80 or younger when we issued the Policy. For Annuitants age 81 or older at the time of issue, we will not pay any Bonus Credits. We apply the Bonus Credits when we apply your premium payment to your Account Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. We do not consider Bonus Credits as "premium payments" for purposes of the Policy. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the Bonus Credit may exceed the sum of the Bonus Credit and any related earnings. You should consider this possibility before purchasing the Policy.

VALUATION OF ACCUMULATION UNITS

We value Accumulation Units for each Investment Subdivision separately. Initially, we arbitrarily set the value of each Accumulation Unit at $10.00. Thereafter, the value of an Accumulation Unit in any Investment Subdivision for a Valuation Period equals the value of an Accumulation Unit in that Investment Subdivision as of the preceding Valuation Period multiplied by the net investment factor of that Investment Subdivision for the current Valuation Period.

The net investment factor is an index used to measure the investment performance of an Investment Subdivision from one Valuation Period to the next. The net investment factor for any Investment Subdivision for any Valuation Period reflects the change in the net asset value per share of the portfolio held in the Investment Subdivision from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Investment Subdivision. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Investment Subdivision.

Transfers

TRANSFERS BEFORE THE MATURITY DATE

Before the earliest of the surrender of the Policy, payment of any Death Benefit, or the Maturity Date, you may transfer all or a portion of your investment between and among the Investment Subdivisions of Account 4 and the Guarantee Account, subject to certain conditions. For this reason, there may be limitations placed on multiple transfer request made at different times during the same Valuation Period involving the same Investment Subdivision of the Account 4 or the Guarantee Account. We process transfers among the Investment Subdivisions of Account 4 and between the Investment Subdivisions and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request at our Home Office. For this reason, there may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Investment Subdivision of Account 4 or the Guarantee Account. We may postpone transfers to, from, or among the Investment Subdivisions of Account 4 under certain circumstances. See Requesting Payments.

We restrict transfers from any particular allocation in the Guarantee Account to an Investment Subdivision. Unless you are participating in the Dollar-Cost Averaging Program (see Dollar-Cost Averaging), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount which you may transfer to the Investment Subdivisions. However, for any particular allocation to the Guarantee Account, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Further, we may restrict certain transfers from the Investment Subdivisions to the Guarantee Account. We reserve the right to prohibit or limit transfers from an Investment Subdivision to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Investment Subdivision.

Currently, there is no other limit on the number of transfers between and among Investment Subdivisions of Account 4 and the Guarantee Account; however, we reserve the right to limit the number of transfers each calendar year to twelve, or if it is necessary for the Policy to continue to be treated as an annuity policy by the Internal Revenue Service, a lower number. Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Investment Subdivision or interest rate guarantee period if the transfer will leave a balance of less than $100.

Sometimes, we may not honor your transfer request. We may not honor your transfer request if:

(i) any Investment Subdivision that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Investment Subdivision invests;

(ii) the transfer is a result of more than one trade involving the same Investment Subdivision within a 30 day period; or

(iii)  the transfer would adversely affect Accumulation Unit values.

We also may not honor transfers made by third parties. See Transfers by Third Parties.

When thinking about a transfer of Account Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

TELEPHONE/INTERNET TRANSACTIONS

You may make certain requests under your Contract by calling or electronically contacting us provided we received your prior written authorization at our Annuity Customer Service Center. Such requests include requests for transfers and changes in purchase payment allocations, dollar-cost averaging, and portfolio rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others,

 . requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone/internet instructions,

 . confirming the telephone/internet transaction in writing to you or a third party you authorized, and/or

 . tape recording telephone instructions or retaining a record of your electronic request.

If we do not follow reasonable procedures we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit telephone and internet transactions.

To request a telephone transaction, please call our Annuity Customer Service Line at 1-800-353-9910. To request an electronic transaction, please access our Universal Resource Locator ("URL") at http://www.GEFinancialServices.com.

SPECIAL NOTE ON INTERNET RELIABILITY

Please note that the internet may not always be available. Any computer system, whether it is yours, your internet service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by calling or writing our Annuity Customer Service Center.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow the use of transfers by third parties whereby you give third parties the right to effect transfers on your behalf. However, when the same third party makes transfers for many Owners, the result can be simultaneous transfers involving large amounts of Account Value. Such transfers can disrupt the orderly management of the portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Policies, and the management of the Funds share this position. Therefore, as described in your Policy, we may limit or disallow transfers made by a third party.

DOLLAR-COST AVERAGING

The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Money Market Investment Subdivision and/or the Guarantee Account to any combination of other Investment Subdivisions (as long as the total number of Investment Subdivisions used does not exceed the maximum number allowed under the Policy). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.

You may participate in the dollar-cost averaging program by electing it on your application; or by contacting an authorized sales representative or our Annuity Customer Service Line at 1-800-352-9910 and completing the dollar-cost averaging agreement. To use the program, you must transfer at least $100 from the Money Market Investment Subdivision and/or interest rate guarantee period with each transfer.

The dollar-cost averaging will begin 30 days after we receive your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the dollar-cost averaging program:

 . on the business day we receive your written or telephoned (assuming we have your telephone authorization form on file) request to discontinue the program; and

 . when the value of the Money Market Investment Subdivision and/or interest rate guarantee period from which transfers are being made is depleted.

If you dollar-cost average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer.

We also reserve the right to transfer any remaining portion of an allocation used for dollar-cost averaging to a Guarantee Account with a new interest rate guarantee period upon termination of the dollar-cost averaging program for that allocation.

There is no additional charge for dollar-cost averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculations the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue offering or to modify the dollar-cost averaging program at any time and for any reason. We also reserve the right to prohibit simultaneous dollar-cost averaging and systematic withdrawals.

PORTFOLIO REBALANCING PROGAM

Once you have allocated your money among the Investment Subdivisions, the performance of each Investment Subdivision may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual, or annual basis) your Account Value among the Investment Subdivisions to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages. Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, portfolio rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering or to modify the portfolio rebalancing program at any time and for any reason. We also reserve the right to exclude Investment Subdivisions from portfolio rebalancing. Portfolio rebalancing does not guarantee a profit or protect against a loss.

Surrenders

SURRENDERS AND PARTIAL SURRENDERS

Subject to the rules discussed below, we will allow the surrender of the Policy or a withdrawal of a portion of the Account Value at any time before the Maturity Date upon your written request.

We will not permit a partial surrender that is less than $100 or that reduces Account Value to less than $1,000. If your partial surrender request would reduce Account Value to less than $1,000, we will surrender your Policy in full. Different limits and other restrictions may apply to qualified retirement plans.

The amount payable on full surrender of the Policy is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals the Account Value (after deduction of any policy maintenance charge) on the date we receive a request for surrender less any applicable surrender charge, GMDB charge, and less any applicable premium tax. We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the Policy, based on your instructions.

You may indicate, in writing or by calling the Annuity Customer Service Line, from which Investment Subdivisions or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Investment Subdivisions of Account 4 on a pro-rata basis in proportion to the Account Value in Account 4. We then will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

Please remember that a partial surrender will reduce the Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced Account Value.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN POLICIES

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program (ORP) to withdraw their interest in a variable annuity policy issued under the ORP only upon (i) termination of employment in the Texas public institutions of higher education, (ii) retirement, (iii) death, or (iv) the participant's attainment of age 70 1/2. Accordingly, before we distribute any amounts from these Policies, you must furnish us proof that one of these four events has occurred.

SYSTEMATIC WITHDRAWALS

The systematic withdrawal program allows you to take systematic withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the Policy Date (unless we allow an earlier date). To participate in the program, you must complete our systematic withdrawal form. You can obtain the form from an authorized sales representative or our Annuity Customer Service Center.

Your systematic withdrawals in a Policy year may not exceed the amount which is not subject to a surrender charge. You may provide specific instructions as to how we are to take the systematic withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by first taking on a pro-rata basis Accumulation Units from all of the Investment Subdivisions in which you have an interest. To the extent that your Account Value in Account 4 is not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any Account Value you have in the Guarantee Account to accomplish the withdrawal.

After your systematic withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

 .  you may request only one such change in a calendar quarter; and

 . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of systematic withdrawals, then you may increase the remaining payments up to the maximum amount.

A systematic withdrawal program will terminate automatically when a systematic withdrawal would cause the remaining Account Value to be less than $10,000. If a systematic withdrawal would cause the Account Value to be less than $10,000, then we will not process that systematic withdrawal transaction. You may discontinue systematic withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum.

When you consider systematic withdrawals, please remember that each systematic withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% Federal penalty tax on systematic withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and withdrawals under a systematic withdrawal program will count toward the limit of the amount that you may withdraw in any Policy year free under the free withdrawal privilege. (See Surrender Charge)

We reserve the right to prohibit simultaneous systematic withdrawals and dollar-cost averaging. We also reserve the right to discontinue and/or modify the systematic withdrawal program upon 30 days written notice to Owners.

The Death Benefit

BASIC DEATH BENEFIT
DEATH BENEFIT AT DEATH OF ANNUITANT BEFORE MATURITY DATE

If the Annuitant dies before income payments begin, regardless of whether the Annuitant is also an Owner or Joint Owner of the Policy, the amount of proceeds available is the Death Benefit (which may be referred to in our marketing materials as the "Annual EstateProtector"). Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the Death Benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere.

We offer three Death Benefits -- the basic Death Benefit, the optional enhanced Death Benefit, and the optional Guaranteed Minimum Death Benefit. We describe our current Death Benefit below. We describe the Death Benefits for Policies issued before May 1, 2001 (and for Policies issued after May 1, 2001 where our current Death Benefits are not approved under applicable state regulation) in Appendix A.

Basic Death Benefit

The basic Death Benefit varies based on the Annuitant's age at issue and at death. Under the basic Death Benefit, if the Annuitant dies before the Policy anniversary when he or she reaches age 81:

 . During the initial one-year Death Benefit Period, as shown in the policy data pages, the Death Benefit will be the greater of items (a) and (b), where:

 (a) is the Account Value as of the date we receive due proof of death; and

 (b) is the total premium payments we received adjusted for any applicable premium tax and partial surrender.

 . During any subsequent one-year Death Benefit Period, as shown in the policy data pages, the Death Benefit will be the greatest of items (a), (b), and
  (c), where:

 (a) is the Account Value as of the date we receive due proof of death;

 (b) is the total premium payments we received adjusted for any applicable premium tax and partial surrender; and

 (c) is the Death Benefit on the last day of the preceding Death Benefit period, plus any premium payments we received since then, adjusted for any applicable premium tax and partial surrender.

If the death occurs on or after the Policy anniversary the Annuitant reaches age 81,

 . If the deceased Annuitant was age 80 or younger on the Policy Date, the Death
  Benefit will be the greatest of items (a), (b), and (c), where:

 (a) is the Account Value as of the date we receive due proof of death;

 (b) is the total premium payments we received adjusted for any applicable premium tax and partial surrender; and

 (c) is the Death Benefit on the last day of the final Death Benefit Period ending on or before the Policy anniversary the Annuitant reaches age 80, plus any premium payments we received since then, adjusted for any applicable premium tax and partial surrender.

 . If the deceased Annuitant was age 81 or older on the Policy Date, the Death
  Benefit will be the Account Value as of the date we receive due proof of death.

We will adjust the basic Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges) reduces Account Value.

Example: Assuming an Owner: (i) purchases a Policy for $100,000; (ii) makes no additional premium payments and no partial surrenders; (iii) is not subject to premium taxes; and (iv) the Annuitant's age is 70 on the Policy Date then:

Annuitant's              End of                         Account                          Basic Death
    Age                   Year                           Value                             Benefit
----------------------------------------------------------------------------------------------------
     71                     1                           $103,000                          $103,000
     72                     2                           $110,000                          $110,000
     73                     3                           $ 80,000                          $110,000
     74                     4                           $120,000                          $120,000
     75                     5                           $130,000                          $130,000
     76                     6                           $150,000                          $150,000
     77                     7                           $160,000                          $160,000
     78                     8                           $130,000                          $160,000
     79                     9                           $ 90,000                          $160,000
     80                    10                           $170,000                          $170,000
     81                    11                           $140,000                          $170,000
     82                    12                           $190,000                          $190,000
     83                    13                           $150,000                          $170,000
----------------------------------------------------------------------------------------------------

The purpose of this example is to show how the basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the Policy.

Partial surrenders will reduce the basic Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced Account Value. For example:

                      Premium                           Account                           Basic Death
 Date                 Payment                            Value                              Benefit
-----------------------------------------------------------------------------------------------------
3/31/00               $10,000                           $10,000                             $10,000
3/31/08                                                  20,000                              20,000
3/31/09                                                  14,000                              20,000
-----------------------------------------------------------------------------------------------------

If a partial surrender of $7,000 is made on March 31, 2009, the basic Death Benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Account Value is reduced by 50% by the partial surrender ($14,000 to $7,000). This is true only if the basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Account Value on the date of the Annuitant's death. It also assumes that the Annuitant is younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the Policy.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT

If the Annuitant dies before income payments begin while the optional Guaranteed Minimum Death Benefit ("GMDB") is in effect, the Designated Beneficiary may elect the basic Death Benefit or the GMDB (we may refer to the GMDB in our marketing materials as the "Six Percent Estate ProtectorSM").

On the Policy Date, the GMDB equals the premium payment we received. At the end of each Valuation Period after such date, the GMDB is the lesser of (a) and
(b), where:

(a) is the total of all premium payments we received times two, adjusted for any partial surrenders made before or during that Valuation Period; and

(b) is the GMDB at the end of the preceding Valuation Period increased as specified below, plus any additional premium payments we received during the current Valuation Period, and less any adjustments for partial surrenders made during the current Valuation Period.

We will adjust the GMDB for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges) reduces Account Value.

We will calculate the increase for the Valuation Period by applying a factor (the "increase factor") to the GMDB at the end of the preceding Valuation Period. Until the anniversary on which the Annuitant attains age 80, for most Investment

Subdivisions, we determine the increase factor for each Valuation Period at an effective annual rate of 6%. However, for those amounts invested in certain Investment Subdivisions shown on your Policy data pages (currently, this is only the Money Market Investment Subdivision), we calculate the increase factor as the lesser of:

 . the net investment factor of the Investment Subdivision (the net investment factor is an index applied to measure the investment performance of an Investment Subdivision from one Valuation Period to the next) for the Valuation Period, minus one; and

 . A factor for the Valuation Period equivalent to an effective annual rate of 6%.

With respect to the increase factor for amounts allocated to the Guarantee Account, we replace item (1) above with a factor for the Valuation Period equivalent to the credited rate(s) applicable to such amounts.

After the anniversary on which the Annuitant attains age 80, the increase factor will be zero.

You may only purchase the optional GMDB when you apply for your Policy. The GMDB is effective on the Policy Date and will remain in effect while the Policy is in force and before income payments begin, or until the Policy anniversary following the date we receive your request to terminate the benefit (if we receive your termination request within 30 days following a Policy anniversary, we will terminate the GMDB as of that Policy anniversary).

We charge you for the GMDB. Currently this charge is .25% of the prior year's average GMDB. We guarantee that this charge will not exceed .35% of the prior year's average GMDB. See Optional Guaranteed Minimum Death Benefit Charge.

The optional GMDB may not be available in all states or markets. In addition, to be eligible for this benefit, the Annuitant cannot be older than age 75 at the time of issue, unless we approve a different age.

OPTIONAL ENHANCED DEATH BENEFIT

The optional enhanced Death Benefit (which may be referred to as "GE Earning ProtectorSM" in our marketing materials) adds an extra feature to our basic Death Benefit and, if applicable, the optional GMDB.

The optional enhanced Death Benefit varies based on the age of the Annuitant at issue. Your optional enhanced Death Benefit will never be less than zero. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

If the Annuitant is, or if there is a Joint Annuitant, both the Annuitant and the Joint Annuitant are, age 70 or younger at issue, the optional enhanced Death Benefit equals 40% of (a) minus (b), where:

(a)  is the Account Value as of the date we receive due proof of death; and

(b)  is the sum of premiums paid and not previously surrendered.

The optional enhanced Death Benefit, in this case, cannot exceed 70% of premiums paid as adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months are not included in this calculation.

If the Annuitant, or if there is a Joint Annuitant, either the Annuitant or the Joint Annuitant are older than age 70 at issue, the optional enhanced Death Benefit equals 25% of (a) minus (b), where:

(a)  is the Account Value on the date we receive due proof of death; and

(b)  is the sum of premiums paid and not previously surrendered.

The optional enhanced Death Benefit, in the case immediately above, cannot exceed 40% of premiums paid as adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months are not included in this calculation.

Under both age scenarios listed above, we take partial surrenders first from gain. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

(a) is the Account Value on the date we receive your partial surrender request;

(b) is the total of all partial surrenders, excluding surrender charges, previously taken;

(c)  is the total of premiums paid; and

(d)  is the total of any gain previously surrendered.

You may only elect the optional enhanced Death Benefit when you apply for the Policy. Once elected, the benefit will remain in effect while your Policy is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the optional enhanced Death Benefit. Currently, this amount is .20% of the average of the Account Value at the beginning of the previous Policy year and the Account Value at the end of the previous Policy year. We guarantee that this charge will not exceed .35% of the average Account Value, as described above. See Charges for the Optional Enhanced Death Benefit.

The optional enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant or Joint Annuitant, if applicable, cannot be older than age 75 at the time of issue unless we approve a different age.

The purpose of the following example is to show how the optional enhanced Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the Policy. This example assumes a Policy is purchased with an Annuitant age 65 at the time of issue. No withdrawals are made prior to the death of the Annuitant.

                                                                         Optional
            Purchase        Policy                       Death           Enhanced
 Date       Payment         Value          Gain         Benefit        Death Benefit
------------------------------------------------------------------------------------
8/01/00     $100,000       $100,000             0       $100,000                0
8/01/15                     300,000       200,000        300,000          $70,000
------------------------------------------------------------------------------------

If the Annuitant's death and notification of the death occurs on 8/01/15, the optional enhanced Death Benefit will equal $70,000. This amount is determined by multiplying the "gain" ($200,000) by 40%, which results in an amount of $80,000. However, since the optional enhanced Death Benefit cannot exceed 70% of the premiums paid ($100,000), the payment in this scenario will be $70,000.

There are important things you should consider before you purchase the optional enhanced Death Benefit. These include:

 . The optional enhanced Death Benefit does not guarantee that any amounts under benefit will become payable at death. Market declines resulting in your Account Value being less than your premiums paid and not previously surrendered may result in no enhanced Death Benefit being payable.

 .  Once you purchase the optional enhanced Death Benefit, you cannot cancel it.
   This means that regardless of any changes in your circumstances, we will still assess the optional enhanced Death Benefit charges.

 . Please take advantage of the guidance of a qualified financial adviser in evaluating the optional enhanced Death Benefit option, as well as the other aspects of the Policy.

WHEN WE CALCULATE YOUR DEATH BENEFIT

We will calculate the basic Death Benefit, optional GMDB, and optional enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated Death Benefit will remain allocated to Account 4 and the Guarantee Account, according to your last instructions. This means that the calculated Death Benefit will fluctuate with the performance of the Investment Subdivisions in which you are invested.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE MATURITY DATE

General: In certain circumstances, Federal tax law requires that distributions be made under this Policy upon the first death of:

 .  an Owner or Joint Owner, or

 . the Annuitant if any Owner is a non-natural entity (such as a trust or corporation).

The discussion below describes the methods available for distributing the value of the Policy upon death.

Designated Beneficiary: At the death of any Owner (or Annuitant, if any Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the Designated
Beneficiary:

(1)  Owner or Joint Owners;

(2)  Primary beneficiary;

(3)  Contingent beneficiary; or

(4)  Owner's estate.

We then will treat the Designated Beneficiary as the sole Owner of the Policy. If there is more than one Designated Beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules: The distributions required by Federal tax law differ depending on whether the Designated Beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the Policy is owned by a non-natural entity).

 . Spouses -- If the Designated Beneficiary is the surviving spouse of the deceased person, we will continue the Policy in force with the surviving spouse as the new Owner. If the deceased person was an Annuitant, the surviving spouse will automatically become the new sole Annuitant. Any Joint Annuitant will be removed from the Policy. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In that case, the rules for non-spouses will apply. The Account Value on the date we receive due proof of death of the Annuitant will be set equal to the Death Benefit, including any optional enhanced Death Benefit on that date. Any increase in the Account Value will be allocated to the Investment Subdivisions using the premium payment allocation in effect at that time. Any Death Benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a Policy for the new Account Value on the date we received due proof of death. It will be based on the new Annuitant's age on the Policy Date, rather than the age of the previously deceased Annuitant. All other provisions, including any surrender charges, will continue as if your spouse had purchased the Policy on the original Policy Date.

 . Non-Spouses -- If the Designated Beneficiary is not the surviving spouse of the deceased person, this Policy cannot be continued in force indefinitely. Instead, upon the death of any Owner (or Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit of) the Designated Beneficiary under one of the following payment choices:

 (1) Receive the Surrender Value in one lump sum payment upon receipt of due proof of death.

 (2) Receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining.

 (3) Apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the Designated Beneficiary or a period not exceeding the Designated Beneficiary's life expectancy.

If no choice is made by the Designated Beneficiary within 30 days following receipt of due proof of death, we will use payment choice 2 (payment of the entire Surrender Value of the Policy within 5 years of the date of death). Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the Designated Beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum payment of any Surrender Value still remaining to the person named by the Designated Beneficiary. If no person is so named, we will pay the Designated Beneficiary's estate.

Under payment choices 1 or 2, the Policy will terminate upon payment of the entire Surrender Value. Under payment choice 3, this Policy will terminate when we apply the Surrender Value to provide a monthly income benefit.

Amount of the proceeds: The amount of proceeds we will pay will, in part, vary based on the person who dies. We show the amount of the proceeds we will pay below.

         Person who died               Proceeds Paid
         ---------------------------------------------
         Owner or Joint Owner          Surrender Value
         (who is not the Annuitant)
         ---------------------------------------------
         Owner or Joint Owner         Death Benefit
         (who is the Annuitant)
         ---------------------------------------------
         Annuitant                    Death Benefit


Upon receipt of due proof of death, the Designated Beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF AN OWNER, JOINT OWNER, OR ANNUITANT AFTER INCOME PAYMENTS BEGIN

After the Maturity Date (including after income payments begin), if an Owner, Joint Owner, Annuitant or Designated Beneficiary dies while the Policy is in force, payments that are already being made under the Policy will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision in the Policy.

Income Payments

The Maturity Date is provided in your Policy, unless you change it after issue. You may change the Maturity Date to any date at least ten years after the date of the last premium payment. The Maturity Date cannot be a date later than the Policy anniversary on which the Annuitant reaches age 90, unless we approve a later date. To make a change, send written notice to our Home Office before the Maturity Date then in effect. If you change the Maturity Date, Maturity Date will then mean the new Maturity Date you selected. (Please note the following exception: Policies issued under qualified retirement plans provide for income payments to start at the date and under the option specified in the plan.)

We will pay a monthly income benefit to the Owner beginning on the Maturity Date if the Annuitant is still living. We will pay the monthly income benefit in the form of variable income payments similar to those described in Optional Payment Plan 1, Life Income with 10 Years Certain (automatic payment plan), using the sex and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your Policy, the settlement age may be less than the Annuitant's age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive the maturity value (that is, the Surrender Value of your Policy on the date immediately preceding the Maturity Date) in one lump sum (in which case we will cancel the Policy).

Under the Life Income with 10 Years Certain plan, if the Annuitant lives longer than ten years, payments will continue for his or her life. If the Annuitant dies before the end of ten years, we will discount the remaining payments for the ten year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in one sum.

The Policy also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis. You may use all or part of your Account Value to purchase an annuity.

If you elect fixed income payments, the guaranteed amount payable will earn interest at 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, your income payments, after the first payment, will reflect the investment experience of the Investment Subdivisions to which you allocated Account Value.

We will make annuity payments monthly unless you elect quarterly, semi-annual, or annual installments. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the maturity value in a lump sum. Upon making such a payment, we will have no future obligation under the Policy. Following are explanations of the optional payment plans available.

OPTIONAL PAYMENT PLANS

Plan 1 -- Life Income with Period Certain. This option guarantees periodic payments during a designated period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided. This plan is not available under Qualified Policies.

Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan.

Before the Maturity Date, you may change:

 . your Maturity Date to any date at least ten years after your last premium payment (however, the Maturity Date cannot be a date later than the Policy anniversary on which the Annuitant reaches age 90, unless we approve a later date);

 . your optional payment plan;

 . the allocation of your investment among the Investment Subdivisions; and

 . the Owner, Joint Owner, primary Beneficiary, contingent Beneficiary, and contingent Annuitant upon written notice to the Home Office if you reserved this right and the Annuitant is living.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Policy's Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

VARIABLE INCOME PAYMENTS

We will determine your variable income payments using:

1. The maturity value (which is the Surrender Value of the Policy on the date immediately preceding the Maturity Date);

2. The annuity tables contained in the Policy including the settlement age table;

3. The optional payment plan selected; and

4. The investment performance of the Investment Subdivisions selected.

To determine the amount of payment, we make this calculation:

1. First, we determine the dollar amount of the first income payment; then

2. we allocate that amount to the Investment Subdivisions according to your instructions; then

3. we determine the number of Annuity Units for each Investment Subdivision by dividing the amount allocated by the Annuity Unit Value seven days before the income payment is due; and finally

4. we calculate the value of the Annuity Units for each Investment Subdivision seven days before the income payment is due for each income payment thereafter.

To calculate your variable income payments, we need to make an assumption regarding the investment performance of the Investment Subdivisions you select. We call this your assumed investment rate. This rate is simply the total return, after expenses, you need to earn to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Investment Subdivisions is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Investment Subdivisions is greater than 3%, then the dollar amount of your income payments will increase.

TRANSFERS AFTER THE MATURITY DATE

If we are making variable income payments, the payee may change the Investment Subdivisions from which we are making the payments once each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. However, we reserve the right to limit the number of transfers if necessary for the Policy to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Investment Subdivision invests or if the transfer would adversely affect Account Value. If the number of Annuity Units remaining in an Investment Subdivision after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer.

We do not permit transfers between the Investment Subdivisions and the Guarantee Account after the Maturity Date.

Federal Tax Matters

INTRODUCTION

This part of the Prospectus discusses the Federal income tax treatment of the Policy. The Federal income tax treatment of the Policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not address all of the Federal income tax rules that may affect you and your Policy. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a Policy. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED POLICIES

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Policies. A Non-Qualified Policy is a Policy not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a section 401(k) plan.

Tax Deferral on Earnings. The Federal income tax law does not tax any increase in an Owner's Account Value until there is a distribution from the Policy. However, certain requirements must be satisfied in order for this general rule to apply, including:

 . An individual must own the Policy (or the tax law must treat the Policy as owned by an individual);

 . The investments of Account 4 must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

 . The Owner's right to choose particular investments for a Policy must be limited; and

 . The Policy's Maturity Date must not occur near the end of the Annuitant's life expectancy.

This part of the Prospectus discusses each of these requirements.

Policies not owned by an individual -- no tax deferral and loss of interest deduction: As a general rule, the Code does not treat a Policy that is owned by an entity (rather than an individual) as an annuity policy for Federal income tax purposes. The entity owning the Policy pays tax currently on the excess of the Account Value over the premiums paid for the Policy. Policies issued to a corporation or a trust are examples of Policies where the Owner pays current tax on the Policy's earnings.

There are several exceptions to this rule. For example, the Code treats a Policy as owned by an individual if the nominal owner is a trust or other entity that holds the Policy as an agent for an individual. However, this exception does not apply in the case of any employer that owns a Policy to provide deferred compensation for its employees.

In the case of a Policy issued after June 8, 1997 to a taxpayer that is not an individual, or a Policy held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the Owner pays tax on the annual increase in the Account Value. Entities that are considering purchasing the Policy, or entities that will benefit from someone else's ownership of a Policy, should consult a tax advisor.

Investments in Account 4 must be diversified: For a Policy to be treated as an annuity policy for Federal income tax purposes, the investments of a separate account such as Account 4 must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of Account 4 are adequately diversified. If Account 4 fails to comply with these diversification standards, the Owner could be required to pay tax currently on the excess of the Account Value over the premiums paid for the Policy.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that Account 4 will be considered "adequately diversified."

Restrictions on the extent to which an Owner can direct the investment of Account Values: Federal income tax law limits the Owner's right to choose particular investments for the Policy. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an Owner's right to allocate Account Values among the portfolios may exceed those limits. If so, the Owner would be treated as the owner of the assets of Account 4 and thus subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that the Treasury Department may issue or whether any such limits will apply to existing Policies. We therefore reserve the right to modify the Policy without the Owners' consent to attempt to prevent the tax law from considering the Owners as the owners of the assets of Account 4.

Age at which annuity payouts must begin: Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity policy provide for amortization, through annuity payouts, of the policy's premiums paid and earnings. If annuity payouts under the Policy begin or are scheduled to begin on a date past the Annuitant's 85th birthday, it is possible that the tax law will not treat the Policy as an annuity policy for Federal income tax purposes. In that event, the Owner would be currently taxable on the excess of the Account Value over the premiums paid for the Policy.

No Guarantees Regarding Tax Treatment: We make no guarantees regarding the tax treatment of any Policy or of any transaction involving a Policy. However, the remainder of this discussion assumes that your Policy will be treated as an annuity policy for Federal income tax purposes and that the tax law will not impose tax on any increase in your Account Value until there is a distribution from your Policy.

Withdrawals and Surrenders. A withdrawal occurs when you receive less than the total amount of the Policy's Surrender Value. In the case of a withdrawal, you will pay tax on the amount you receive to the extent your Account Value before the withdrawal exceeds your "investment in the policy." (This term is explained below.) This income (and all other income from your Policy) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the Policy's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the policy."

Your "investment in the policy" generally equals the total of your premium payments under the Policy, reduced by any amounts you previously received from the Policy that you did not include in your income.

Your Policy imposes mortality charges relating to the Death Benefit, including any optional GMDB Rider and/or OEDB Rider. It is possible that all or a portion of these charges could be treated as withdrawals from the Policy.

Assignments and Pledges. The Code treats any assignment or pledge (or agreement to assign or pledge) any portion of your Account Value as a withdrawal of such amount or portion.

Gifting a Policy. If you transfer ownership of your Policy -- without receiving a payment equal to your Policy's value -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Account Value to the extent it exceeds your "investment in the policy." In such a case, the new owner's "investment in the policy" will be increased to reflect the amount included in your income.

Systematic Withdrawals. In the case of systematic withdrawals, the amount of each withdrawal should be considered a distribution and taxed in the same manner as a withdrawal from the Policy.

Taxation of Annuity Payouts. The Code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the policy." The Company will notify you annually of the taxable amount of your annuity payout.

Pursuant to the code, you will pay tax on the full amount of your annuity payouts once you have recovered the total amount of the "investment in the policy." If annuity payouts cease because of the death of the Annuitant and before the total amount of the "investment in the policy" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The Owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age, such as age 80 or older.

Taxation of Death Benefits. We may distribute amounts from your Policy because of the death of an Owner, a Joint Owner, or an Annuitant. The tax treatment of these amounts depends on whether the Owner, Joint Owner, or Annuitant dies before or after the Policy's Maturity Date.

Before the Policy's Maturity Date:

 . If received under an annuity payout option, death benefits are taxed in the same manner as annuity payouts.

 . If not received under an annuity payout option, death benefits are taxed in the same manner as a withdrawal.

After the Policy's Maturity Date:

 . If received in accordance with the existing annuity payout option, death benefits are excludible from income to the extent that they do not exceed the unrecovered "investment in the policy." All annuity payouts in excess of the unrecovered "investment in the policy" are includible in income.

 . If received in a lump sum, the tax law imposes tax on death benefits to the extent that they exceed the unrecovered "investment in the policy" at that time.

Penalty Taxes Payable on Withdrawals, Surrenders, or Annuity Payouts. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Policy that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or annuity payouts that:

 . you receive on or after you reach age 59 1/2,

 . you receive because you became disabled (as defined in the tax law),

 . a beneficiary receives on or after the death of the Owner, or

 . you receive as a series of substantially equal periodic payments for the life
  (or life expectancy) of the taxpayer.

It is uncertain whether systematic withdrawals will qualify for this last exception. If they did, any modification of the systematic withdrawals, including additional partial withdrawals apart from the systematic withdrawals, could result in certain adverse tax consequences. In addition, a transfer between Investment Subdivisions may result in payments not qualifying for this exception.

Special Rules If You Own More Than One Policy. In certain circumstances, you must combine some or all of the Non-Qualified Policies you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example:

 . If you purchase a Policy offered by this Prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two policies as one policy.

 . If you purchase two or more deferred annuity policies from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one policy.

The effects of such aggregation are not clear. However, it could affect:

 . the amount of a surrender, a withdrawal or an annuity payout that you must include in income, and

 . the amount that might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

We also designed the Policies for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Policies issued to or in connection with a qualified retirement plan are called "Qualified Policies." We do not currently offer all of the types of Qualified Policies described, and may not offer them in the future. Prospective purchasers should contact our Home Office to learn the availability of Qualified Policies at any given time.

The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this Prospectus makes no attempt to provide more than general information about use of the Policy with the various types of qualified retirement plans. Persons intending to use the Policy in connection with a qualified retirement plan should obtain advice from a competent advisor.

Types of Qualified Policies. Some of the different types of Qualified Policies include:

 . Individual Retirement Accounts and Annuities ("Traditional IRAs")

 . Roth IRAs

 . Simplified Employee Pensions ("SEP's")

 . Savings Incentive Matched Plan for Employees ("SIMPLE plans" including
  "SIMPLE IRAs")

 . Public school system and tax-exempt organization annuity plans ("403(b) plans")

 . Qualified corporate employee pension and profit-sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

 . Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

 . Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans")

Terms of Qualified Plans and Qualified Policies. The terms of a qualified retirement plan may affect your rights under a Qualified Policy. When issued in connection with a qualified plan, we will amend a Policy as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policy. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the Policy, unless we consent.

The Death Benefit and Qualified Policies. Pursuant to IRS regulations, IRAs may not invest in life insurance policies. We do not believe that these regulations prohibit the Death Benefit, including that provided by any optional Death Benefit Rider, from being provided under the Policies when we issue the Policies as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, the law is unclear and it is possible that the presence of the Death Benefit under a Policy issued as a Traditional IRA, a Roth IRA or a SIMPLE IRA could disqualify a Policy and result in increased taxes to the Owner.

It is also possible that the Death Benefit could be characterized as an incidental death benefit. If the Death Benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a 403(b) plan. Even if the Death Benefit under the Policy were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance policy in connection with such plan.

Treatment of Qualified Policies Compared with Non-Qualified Policies. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Policies, many of the rules are different. For example:

 . The Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Policies until received.

 . The Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Policies. However, the Code does limit both the amount and frequency of premium payments made to Qualified Policies.

 . The Code does not allow a deduction for premium payments made for Non-
  Qualified Policies, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Policy.

The Federal income tax rules applicable to qualified plans and Qualified Policies vary with the type of plan and Policy. For example:

 . Federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified plan and the circumstances of the plan participant, e.g., the participant's compensation.

 . Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the Owner must begin receiving payments from the Policy in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA before death.

Amounts Received Under Qualified Policies. Amounts are generally subject to income tax: Federal income tax rules generally include distributions from a Qualified Policy in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the policy." Thus, under many Qualified Policies there will be no "investment in the policy" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied.

Additional Federal taxes may be payable in connection with a Qualified
Policy: For example, failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

Federal penalty taxes payable on distributions: The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Policy that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Policy you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

 . received on or after the Owner reaches age 59 1/2;

 . received on or after the Owner's death or because of the Owner's disability
  (as defined in the tax law);

 . received as a series of substantially equal periodic payments for the life
  (or life expectancy) of the taxpayer; or

 . received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Moving Money from One Qualified Policy or Qualified Plan to Another. Rollovers and Transfers: In many circumstances you may move money between Qualified Policies and qualified plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move funds between any Qualified Policy or plan and another Qualified Policy or plan.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or
(b) plans, H.R. 10 plans, and Qualified Policies used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans.) The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Policies or plans.

Prior to receiving an eligible rollover distribution from the Company, we will provide you with a notice explaining these requirements and how you can avoid 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Policy unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a withdrawal, surrender, or annuity payout, we will send you forms that explain the withholding requirements.

TAX STATUS OF THE COMPANY

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of Account 4. We do not anticipate that we will incur any

Federal income tax liability on the income and gains earned by Account 4. The Company, therefore, does not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by Account 4, we may impose a charge against Account 4 to pay the taxes.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Voting Rights

As required by law, we will vote the portfolio shares held in Account 4 at meetings of the shareholders of the Funds. The voting will be done according to the instructions of Owners who have interests in any Investment Subdivisions which invest in the portfolios of the Funds. If the 1940 Act or any regulation under it should be amended, and if as a result we determine that we are permitted to vote the portfolios' shares in our own right, we may elect to do so.

We will determine the number of votes which you have the right to cast by applying your percentage interest in an Investment Subdivision to the total number of votes attributable to the Investment Subdivision. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in an Investment Subdivision for which we received no timely instructions in proportion to the voting instructions which we received for all Policies participating in that Investment Subdivision. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in an Investment Subdivision will receive proxy voting material, reports and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares. See Account 4 -- Investment Subdivisions.

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any Death Benefit, partial surrender, or surrender proceeds within seven days after receipt at our Home Office of all the requirements for such a payment. We will determine the amount as of the end of the Valuation Period during which our Home Office receives all such requirements.

We may delay making a payment, applying Account Value to a payment plan, or processing a transfer request if: (1) the disposal or valuation of Account 4's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC, by order, permits postponement of payment to protect our Owners. We also may defer making payments attributable to a check that has not cleared (which may take up to 15 days), and we may defer payment of proceeds from the Guarantee Account for a partial surrender, surrender, or transfer request for up to six months from the date we receive the request. The amount deferred will earn interest at a rate and for a time period not less than the minimum required in the jurisdiction in which we issued the Policy.

Distribution of the Policies

DISTRIBUTOR

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("Capital Brokerage") is the distributor and principal underwriter of the Policies. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 6630 W. Broad St., Richmond, Virginia 23230. Properly licensed registered representatives of both independent and affiliated broker-dealers (including our affiliate, Terra Securities Corporation) sell the Policies. These broker-dealers have selling agreements with Capital Brokerage and have been licensed by state insurance departments to represent us. Properly licensed registered representatives of Capital Brokerage also sell the Policies. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). We will offer the Policies in all states where we are licensed to do business.

COMMISSIONS

We pay commissions and other expenses associated with the promotion and sales of the Policies to broker/dealers. Broker/dealers may receive aggregate commissions of up to 6% of your aggregate premium payments.

Under certain circumstances broker/dealers may be paid a persistency trail commission which will take into account, among other things, the length of time premium payments have been held under the Policy and Account Value. A trail commission is not anticipated to exceed, on an annual basis, 1.00% of the Account Value considered in connection with the trail commission. We may also pay override payments, expense allowances, bonuses, wholesaler fees and training allowances. Registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by us, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars and merchandise.

Capital Brokerage will receive 12b-1 fees assessed against some portfolios as compensation for providing certain distribution and shareholder support services to those portfolios.

Additional Information

OWNER QUESTIONS

The obligations to Owners under the Policies are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within the free-look period after you receive the Policy, you may cancel it for any reason by delivering or mailing it postage prepaid, to our Home Office, Annuity New Business, 6610 W. Broad Street, Richmond, Virginia 23230. If you cancel your Policy, it will be void, and we will send you a refund computed as of that date. Your refund will equal one of the following amounts:

(i) if your Account Value has increased or has stayed the same, your refund will equal your Account Value, minus any Bonus Credits, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned Policy;

(ii) if your Account Value has decreased, your refund will equal your Account Value, minus any Bonus Credits, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned Policy and plus any investment loss, including any charges made by the Funds, attributable to Bonus Credits as of the date we received the returned Policy; or

(iii) if greater than (i) or (ii) and required by the law of your state, your premium payments minus any withdrawals you previously made.

This means you receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge on your Policy refund.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to Account 4. At least once each year, we will send you a report showing information about your Policy for the period covered by the report. The report will show the Account Value in each Investment Subdivision. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying an Investment Subdivision to which you have allocated Account Value, as required by the 1940 Act. In addition, when you make premium payments, transfers, or partial surrenders, you will receive a written confirmation of these transactions.

OTHER INFORMATION

We have filed a registration statement with the SEC, under the Securities Act of 1933 as amended, for the Policies being offered here. This Prospectus does not contain all the information in the registration statement, its amendments and exhibits. Please refer to the registration statement for further information about Account 4, the Company, and the Policies offered. Statements in this Prospectus about the content of Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL MATTERS

The Company, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or Account 4.

Condensed Financial Information

Financial statements for Account 4 and consolidated financial statements for GE Life & Annuity (as well as the auditors' reports thereon) are in the Statement of Additional Information.

The Accumulation Unit Values and the number of accumulation units outstanding for each Investment Subdivision for the periods shown are as follows:

                          Accumulation Accumulation  No.of   Accumulation Accumulation   No. of
                          Unit Values  Unit Values   Units   Unit Values  Unit Values    Units
                             as of        as of      as of      as of        as of       as of
Funds                       1/02/01      12/31/00   12/31/00   1/03/00      12/31/99    12/31/99
-------------------------------------------------------------------------------------------------
AIM Variable Insurance
 Funds
 AIM V.I. Capital
 Appreciation Fund
 AIM V.I. Growth Fund
 AIM V.I. Value Fund
Alliance Variable
 Products Series Fund,
 Inc.
 Premier Growth
 Portfolio
 Growth and Income
 Portfolio
 Quasar Portfolio
Dreyfus
 Dreyfus Investment
 Portfolios -- Emerging
 Markets Fund
 Dreyfus Socially
 Responsible Growth Fund
Federated Insurance
 Series
 Federated High Income
 Bond Fund II
 Federated International
 Small Company Fund II
Fidelity Variable
 Insurance Products Fund
 (VIP)
 VIP Equity-Income
 Portfolio
 VIP Growth Portfolio
Fidelity Variable
 Insurance Products Fund
 II (VIP II)
 VIP II Contrafund
 Portfolio
Fidelity Variable
 Insurance Products Fund
 III (VIP III)
 VIP III Growth & Income
 Portfolio
 VIP III Mid Cap
 Portfolio
GE Investments Funds,
 Inc.
 Mid-Cap Value Equity
 Fund                                                           10.90        11.17      1,168,256
 Money Market Fund                                              10.32        10.32     12,703,804
 Premier Growth Equity
 Fund                                                           11.52        11.73      1,380,434
 S&P 500 Index Fund                                             11.47        11.59      7,821,903
 Small-Cap Value Equity
 Fund                                                              --           --             --
 U.S. Equity Fund                                               11.36        11.56      1,442,844
 Value Equity Fund                                                 --           --             --
Janus Aspen Series
 Aggressive Growth
 Portfolio
 Balanced Portfolio
 Capital Appreciation
 Portfolio
 Global Life Sciences
 Portfolio
 Global Technology
 Portfolio
 Growth Portfolio
 International Growth
 Portfolio
 Worldwide Growth
 Portfolio
MFS(R) Variable
 Insurance Trust
 MFS(R) Growth Series
 MFS(R) Growth with
 Income Series
 MFS(R) New Discovery
 Series
 MFS(R) Utilities Series

                          Accumulation Accumulation  No.of   Accumulation Accumulation  No. of
                          Unit Values  Unit Values   Units   Unit Values  Unit Values   Units
                             as of        as of      as of      as of        as of      as of
Funds                       1/02/01      12/31/00   12/31/00   1/03/00      12/31/99   12/31/99
-----------------------------------------------------------------------------------------------
Oppenheimer Variable
 Account Funds
 Oppenheimer Main Street
 Growth & Income Fund/VA
 Oppenheimer Multiple
 Strategies Fund/VA
PIMCO Variable Insurance
 Trust
 Foreign Bond Portfolio
 High Yield Bond
 Portfolio
 Long-Term U.S.
 Government Bond
 Portfolio
 Total Return Bond
 Portfolio
Rydex Variable Trust
 Rydex OTC Fund
-----------------------------------------------------------------------------------------------

Appendix A

The Death Benefit


The purpose of this Appendix is to show what your Death Benefits are if you purchased your Contract before May 1, 2001 (or later if our Death Benefits are not approved under applicable state regulation).

DEATH BENEFIT AT DEATH OF ANNUITANT BEFORE MATURITY DATE

If the Annuitant dies before income payments begin, regardless of whether the Annuitant is also an Owner or Joint Owner of the Policy, the amount of proceeds available is the Death Benefit (which may be referred to in our marketing materials as the "Annual EstateProtector"). Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the Death Benefit in accordance with your instructions, subject to distribution rules and termination of policy provisions described elsewhere.

The Death Benefit equals the sum of (a) and (b) where: (a) is the Account Value as of the date we receive due proof of death; and (b) is the excess, if any, of the unadjusted Death Benefit (as defined below) as of the date of the Annuitant's death over the Account Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted Death Benefit varies based on the Annuitant's age at the time we issued the Policy and on the Annuitant's age at the time of death.

For a Policy issued with an Annuitant who was age 80 or younger on the Policy
Date:

1. If the Annuitant dies during the first Policy year, the unadjusted Death Benefit is the greater of:

  (i)  Account Value determined as of the date of the Annuitant's death; or

  (ii) the total of premium payments made adjusted by the proportion that any partial surrender (including applicable surrender charge) reduced Account Value and less any applicable premium tax.

2. If the Annuitant dies after the first Policy year, but before the Policy anniversary that the Annuitant reaches age 80, the unadjusted Death Benefit is the greater of:

  (i)  Account Value determined as of the date of the Annuitant's death; or

  (ii) the Policy's unadjusted Death Benefit on the previous Policy anniversary, plus any premium payments made since then, reduced by any applicable premium tax and adjusted by the proportion that any partial surrender (including any applicable surrender charge) reduced Account Value.

3. If the Annuitant dies on or after the Policy anniversary the Annuitant reaches age 80, the unadjusted Death Benefit is the greater of:

  (i)  Account Value determined as of the date of the Annuitant's death; or

  (ii) the unadjusted Death Benefit as of the Policy anniversary the Annuitant reached age 80, plus any premium payments made since then, reduced by any applicable premium tax and adjusted by the proportion that any partial surrender (including any applicable surrender charge) reduced Account Value.

For a Policy issued with an Annuitant who was age 81 or older on the Policy
Date:

The unadjusted Death Benefit is the Account Value determined as of the date of the Annuitant's death.

Example: Assuming an Owner: (i) purchases a Policy for $100,000; (ii) makes no additional premium payments and no partial surrenders; (iii) is not subject to premium taxes; and (iv) the Annuitant's age is 70 on the Policy Date then:

       Annuitant's            End of                   Account                     Unadjusted
           Age                 Year                     Value                     Death Benefit
      ----------------------------------------------------------
           71                    1                     $103,000                     $103,000
           72                    2                     $110,000                     $110,000
           73                    3                     $ 80,000                     $110,000
           74                    4                     $120,000                     $120,000
           75                    5                     $130,000                     $130,000
           76                    6                     $150,000                     $150,000
           77                    7                     $160,000                     $160,000
           78                    8                     $130,000                     $160,000
           79                    9                     $ 90,000                     $160,000
           80                   10                     $170,000                     $170,000
           81                   11                     $140,000                     $170,000
           82                   12                     $190,000                     $190,000
           83                   13                     $150,000                     $170,000
      ----------------------------------------------------------

The purpose of this example is to show how the unadjusted Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the Policy.

Partial surrenders will reduce the unadjusted Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced Account Value. For example:

                          Purchase                     Account                      Unadjusted
        Date              Payment                       Value                      Death Benefit
      ----------------------------------------------------------
       3/31/00            $10,000                      $10,000                       $ 10,000
       3/31/08                                          20,000                         20,000
       3/31/09                                          14,000                         20,000
      ----------------------------------------------------------

If a partial surrender of $7,000 is made on March 31, 2009, the unadjusted Death Benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Account Value is reduced 50% by the partial surrender ($14,000 to $7,000). This is true only if the unadjusted Death Benefit immediately prior to the partial surrender (as calculated above) is not the Account Value on the date of the Annuitant's death. It also assumes that the Annuitant is younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the Policy.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT RIDER

If an Annuitant dies before the Maturity Date while the optional Guaranteed Minimum Death Benefit Rider (the "GMDB Rider") is in effect, the Designated Beneficiary may elect the Death Benefit, described below, in lieu of the Surrender Value. (The Death Benefit under the GMDB Rider may be referred to in our marketing materials as the "Six Percent EstateProtectorSM".)

If the optional GMDB Rider applies, the Death Benefit will be the greater of:
(i) the Death Benefit described above under "Death Benefit at Death of Annuitant Before Maturity Date," and (ii) the Guaranteed Minimum Death Benefit on the date we receive due proof of the Annuitant's death, or, if later, the date of the request. The Guaranteed Minimum Death Benefit is, on the Policy Date, equal to the initial premium payment. At the end of each Valuation Period after such date, the Guaranteed Minimum Death Benefit is the lesser of:

(A) the total of all premium payments received, multiplied by two, adjusted by the proportion by which any partial surrenders (including applicable surrender charges) made before or during that Valuation Period reduced Account Value; or

(B) the Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period, increased as specified below, plus any additional premium payments made during the current Valuation Period adjusted by the proportion by which any partial surrender (including any applicable surrender charges) reduced Account Value during the current Valuation Period.

We will calculate the amount of the increase for the Valuation Period by applying a factor to the Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period. Until the anniversary on which the Annuitant attains age 80, we determine the factor for each Valuation Period at an effective annual rate of 6%, except that with respect to amounts invested in the Money Market Investment Subdivision, the increase factor will be calculated as the lesser of: (1) the net investment factor (an index applied to measure the investment performance of an Investment Subdivision from one Valuation Period to the next) for the Valuation Period, minus one, and (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%. With respect to amounts allocated to the Guarantee Account, we replace Item (1) above with a factor for the Valuation Period equivalent to the credited rate(s) applicable to such amounts.

You may only purchase the optional GMDB Rider when you apply for the Policy. The Rider is effective on the Policy Date and will remain in effect while the Policy is in force and before income payments begin, or until the Policy anniversary following the date of receipt of the Owner's request to terminate the rider.

We charge you for this benefit. We currently charge .25%, however we guarantee that this charge will not exceed .35% of the prior year's average Guaranteed Minimum Death Benefit. See Optional Guaranteed Minimum Death Benefit Charge.

The optional GMDB Rider may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue, unless we approve a different age.

OPTIONAL ENHANCED DEATH BENEFIT

The optional enhanced Death Benefit (which may be referred to as "GE Earnings ProtectorSM" in our marketing materials) adds an extra feature and coordinates with the basic Death Benefit and, if applicable, the optional Death Benefit.

The optional enhanced Death Benefit varies based on the age of the Annuitant at issue. However, your optional enhanced Death Benefit will never be less than zero.

If the Annuitant is, or if there is a joint Annuitant, both the Annuitant and joint Annuitant are, age 70 or younger at issue, the optional enhanced Death Benefit is equal to 40% of (a) minus (b), where:

(a) is the Account Value as of the date of death; and

(b) is the sum of premiums paid and not previously withdrawn.

The optional enhanced Death Benefit cannot exceed 70% of premiums paid as adjusted for withdrawals.

If the Annuitant or the joint Annuitant, if applicable, is older than age 70 at issue, the optional enhanced Death Benefit is equal to 25% of (a) minus (b), where:

(a) is the Account Value as of the date of death; and

(b) is the sum of premiums paid and not previously withdrawn.

The optional enhanced Death Benefit cannot exceed 40% of premiums paid as adjusted for withdrawals.

Under both age scenarios listed above, we will take withdrawals first from gain. For purposes of this benefit, gain is calculated as (a) plus (b) minus
(c) minus (d), but not less than zero where:

(a) is the Account Value on the date we receive your withdrawal or surrender request:

(b) is the total of any withdrawals or surrenders, excluding surrender charges, previously taken;

(c) is the total of premiums paid; and

(d) is the total of any gain previously withdrawn.

You may only elect the optional enhanced Death Benefit when you apply for a Policy. Once elected, the benefit will remain in effect while your Policy is in force until Income Payments begin. This benefit cannot otherwise be terminated.

We charge you an additional amount for the optional enhanced Death Benefit. Currently this amount is .20% times the average of the Account Value in Account 4 at the beginning of the previous Policy year and the Account Value at the end of the previous Policy year. We guarantee that this charge will not exceed .35% times the average Account Value as described above. See Charges for the Optional Enhanced Death Benefit.

The optional enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant or Joint Annuitant, if applicable, cannot be older than age 75 at the time of issue unless we approve a different age.

The following example shows how the optional enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the Policy. This example assumes an Owner purchases a Policy with an Annuitant age 65 at the time of issue, and that he makes no withdrawals before the Annuitant's death.

                                                                                      Optional
                                                                                      Enhanced
                                Account                              Death             Death
 Date         Premium            Value             Gain             Benefit           Benefit
----------------------------------------------------------------------------------------------
8/01/00       100,000           100,000                 0           100,000                 0
8/01/15                         300,000           200,000           300,000            70,000
----------------------------------------------------------------------------------------------

If the Annuitant's death and notification of the death occurs on 8/01/15, the optional enhanced Death Benefit will equal $70,000. We determined this amount by multiplying the "gain" ($200,000) by 40%, which results in an amount of $80,000. However, since the optional enhanced Death Benefit cannot exceed 70% of the premiums paid ($100,000), the payment in this scenario will be $70,000.

There are important things you should consider before you purchase the optional enhanced Death Benefit. These include:

 . The optional enhanced Death Benefit does not guarantee that any amounts under the rider will become payable at death. Market declines resulting in your Account Value being less than your premium payments made and not previously withdrawn may result in no enhanced Death Benefit being payable.

 . Once you purchase the optional enhanced Death Benefit, you cannot cancel it.
  This means that regardless of any changes in your circumstances, we still will assess the optional enhanced Death Benefit charges.

 . Please take advantage of the guidance of a qualified financial adviser in evaluating the optional enhanced Death Benefit option, as well as other aspects of the Policy.

Appendix B

STANDARDIZED PERFORMANCE DATA
We may advertise the historical total returns for the Investment Subdivisions according to SEC standards. These standards are discussed in the Statement of Additional Information. The total return for an Investment Subdivision assumes that an investment has been held in the Investment Subdivision for various periods of time including a period measured from the date on which the particular portfolio was first available in Account 4. When a portfolio has been available for one, five, and ten years, we will provide the total return for these periods, adjusted to reflect current Investment Subdivision charges. The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in that Investment Subdivision would equal as of the last day of each period.

In Table 1, we show the standardized average annual total returns of the Investment Subdivisions for periods from the date on which a particular portfolio was first available in Account 4 to December 31, 2000, and for the one, five and ten year periods ended December 31, 2000. Although the Policy did not exist during the periods shown in Table 1 below, the returns of the Investment Subdivisions shown have been adjusted to reflect current Investment Subdivision charges imposed under the Policy. The total returns shown in Table 1 reflect the Bonus Credit paid as well as the deduction of all common fees and charges assessed under the Policy, that is, the portfolio charges and expenses, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of Account Value in Account 4), the administrative expense charge (deducted daily at an effective annual rate of .25% of Account Value in Account
4), the annual policy maintenance charge of $25, and the surrender charge. We assume that you make a complete surrender of the Policy at the end of the period; therefore, we deduct the surrender charge. Total returns do not reflect the elective Guaranteed Minimum Death Benefit charge or the optional enhanced Death Benefit charge, and assume no premium taxes apply.

Performance data to be included in subsequent filing.

                                    Table 1
                           Standardized Total Returns

                              For the  For the  For the   From the    Date of
                               1-year   5-year  10-year   Inception  Inception
                               period   period   period  In Separate    In
                               ended    ended    ended   Account to  Separate
                              12/31/00 12/31/00 12/31/00  12/31/00   Account*
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital
  Appreciation Fund                                                  06/30/00
 AIM V.I. Growth Fund                                                06/30/00
 AIM V.I. Value Fund                                                 06/30/00
Alliance Variable Products
 Series Fund, Inc.
 Premier Growth Portfolio                                            06/30/00
 Growth and Income Portfolio                                         06/30/00
 Quasar Portfolio                                                    06/30/00
Dreyfus
 Dreyfus Investment
  Portfolios -- Emerging
  Markets Fund                                                       06/30/00
 Dreyfus Socially Responsible
  Growth Fund                                                        06/30/00
Federated Insurance Series
 Federated High Income Bond
  Fund II                                                            01/04/95
 Federated International
  Small Company Fund II                                              06/30/00
Fidelity Variable Insurance
 Products Fund (VIP)
 VIP Equity-Income Portfolio                                         05/02/88
 VIP Growth Portfolio                                                05/02/88
Fidelity Variable Insurance
 Products Fund II (VIP II)
 VIP II Contrafund Portfolio                                         01/04/95
Fidelity Variable Insurance
 Products Fund III (VIP III)
 VIP III Growth & Income
  Portfolio                                                          05/01/97
 VIP III Mid Cap Portfolio                                           06/30/00
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                                           05/01/97
 Money Market Fund                                                   05/02/88
 Premier Growth Equity Fund                                          05/03/99
 S&P 500 Index Fund                                                  05/02/88
 Small-Cap Value Equity Fund                                         06/30/00
 U.S. Equity Fund                                                    05/01/98
 Value Equity Fund                                                   06/30/00
Janus Aspen Series
 Aggressive Growth Portfolio                                         09/13/93
 Balanced Portfolio                                                  10/02/95
 Capital Appreciation
  Portfolio                                                          05/01/97
 Global Life Sciences
  Portfolio                                                          06/30/00
 Global Technology Portfolio                                         06/30/00
 Growth Portfolio                                                    09/13/93
 International Growth
  Portfolio                                                          05/01/96
 Worldwide Growth Portfolio                                          09/13/93
MFS(R) Variable Insurance
 Trust
 MFS(R) Growth Series                                                06/30/00
 MFS(R) Growth with Income
  Series                                                             06/30/00
 MFS(R) New Discovery Series                                         06/30/00
 MFS(R) Utilities Series                                             06/30/00
Oppenheimer Variable Account
 Funds
 Oppenheimer Main Street
  Growth & Income Fund/VA                                            06/30/00
 Oppenheimer Multiple
  Strategies Fund/VA                                                 06/30/00
PIMCO Variable Insurance
 Trust
 Foreign Bond Portfolio                                              06/30/00
 High Yield Bond Portfolio                                           06/30/00
 Long-Term U.S. Government
  Bond Portfolio                                                     06/30/00
 Total Return Bond Portfolio                                         06/30/00
Rydex Variable Trust
 Rydex OTC Fund
------------------------------------------------------------------------------

Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

 * Date on which a particular portfolio was first available in Account 4. As Account 4 is also used for other variable annuities offered by GE Life & Annuity, this date may be different from the date the portfolio was first available in this product.

Past performance is not a guarantee of future results.

NON-STANDARDIZED PERFORMANCE DATA

In addition to the standardized data discussed above, we may also show similar performance data for other periods.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the Investment Subdivisions. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial surrenders or income payments.

We will advertise non-standardized performance data only if we also disclose the standardized performance data as shown in Table 1.

Non-Standard Performance Data. We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Policy. Such non-standard performance includes data that precedes the date on which a particular portfolio was first available in Account 4. This data is designed to show the performance that would have resulted if the Policy had been in existence during that time, based on the portfolio's performance. This data assumes that the Investment Subdivisions available under the Policy were in existence for the same period as the portfolio with most of the charges equal to those currently assessed under the Policy. This data is not intended to indicate future performance.

Based on the method of calculation described in the Statement of Additional Information, the non-standard average annual total returns for the portfolios for periods from the time a particular portfolio was declared effective by the SEC to December 31, 2000, and for the one, five and ten year periods ended December 31, 2000 is shown in Tables 2 and 3, below. The total returns of the portfolios have been reduced by all common charges currently assessed under the Policy, except the policy maintenance charges, as if the Policy had been in existence since the inception of the portfolio. Therefore, non-standard total returns for the portfolios reflect deductions for the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of Account Value in Account 4) and the administrative expense charge (deducted daily at an effective annual rate of .25% of Account Value in Account 4), but do not reflect deductions for the annual policy maintenance charge (we assume that your Account Value will at least equal $10,000). Further, non-standard total returns assume that no premium taxes apply and that you have not elected an optional Death Benefit. In Table 2, we assume that we have added Bonus Credits to your Account Value and that you make a complete surrender at the end of the period. Therefore, in Table 2, we deduct the surrender charge. In Table 3, we assume that we have not added Bonus Credits to your Account Value and that you do not make a complete surrender at the end of the period. Therefore, we do not deduct a surrender charge.

                                    Table 2
 Non-Standard Performance Data assuming surrender at the end of the applicable time period.

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/00 12/31/00 12/31/00   Date*
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund                                   05/05/93
 AIM V.I. Growth Fund                                                 05/05/93
 AIM V.I. Value Fund                                                  05/05/93
Alliance Variable Products Series Fund,
 Inc.
 Premier Growth Portfolio                                             06/26/92
 Growth and Income Portfolio                                          01/14/91
 Quasar Portfolio                                                     06/01/99
Dreyfus
 Dreyfus Investment Portfolios --
   Emerging Markets Fund                                              12/15/99
 Dreyfus Socially Responsible Growth Fund                             10/15/93
Federated Insurance Series
 Federated High Income Bond Fund II                                   03/01/94
 Federated International Small Company
  Fund II                                                             05/01/00
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio                                          10/09/86
 VIP Growth Portfolio                                                 10/09/86
Fidelity Variable Insurance Products Fund
 II (VIP II)
 VIP II Contrafund Portfolio                                          01/03/95
Fidelity Variable Insurance Products Fund
 III (VIP III)
 VIP III Growth & Income Portfolio                                    12/31/96
 VIP III Mid Cap Portfolio                                            12/28/98
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                                            05/01/97
 Money Market Fund                                                    06/30/85
 Premier Growth Equity Fund                                           12/12/97
 S&P 500 Index Fund                                                   04/14/85
 Small-Cap Value Equity Fund                                          05/01/00
 U.S. Equity Fund                                                     01/02/95
 Value Equity Fund                                                    05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio                                          09/13/93
 Balanced Portfolio                                                   09/13/93
 Capital Appreciation Portfolio                                       05/01/97
 Global Life Sciences Portfolio                                       01/15/00
 Global Technology Portfolio                                          01/15/00
 Growth Portfolio                                                     09/13/93
 International Growth Portfolio                                       05/02/94
 Worldwide Growth Portfolio                                           09/13/93
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series                                                 05/03/99
 MFS(R) Growth with Income Series                                     10/09/95
 MFS(R) New Discovery Series                                          09/29/98
 MFS(R) Utilities Series                                              01/03/95
Oppenheimer Variable Account Funds
 Oppenheimer Main Street Growth & Income
  Fund/VA                                                             07/05/95
 Oppenheimer Multiple Strategies Fund/VA                              11/12/90
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                                               02/16/99
 High Yield Bond Portfolio                                            04/30/98
 Long-Term U.S. Government Bond Portfolio                             04/30/99
 Total Return Bond Portfolio                                          12/24/97
Rydex Variable Trust
 Rydex OTC Fund                                                       05/07/97
-------------------------------------------------------------------------------

Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in Account 4. Returns for a period of less than one year are not annualized.

Past performance is not a guarantee of future results.

                                    Table 3
     Non-Standard Performance Data assuming no surrender at the end of the applicable time period.

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/00 12/31/00 12/31/00   Date*
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund                                   05/05/93
 AIM V.I. Growth Fund                                                 05/05/93
 AIM V.I. Value Fund                                                  05/05/93
Alliance Variable Products Series Fund,
 Inc.
 Premier Growth Portfolio                                             06/26/92
 Growth and Income Portfolio                                          01/14/91
 Quasar Portfolio                                                     06/01/99
Dreyfus
 Dreyfus Investment Portfolio -- Emerging
  Markets Fund                                                        12/15/99
 Dreyfus Socially Responsible Growth Fund                             10/15/93
Federated Insurance Series
 Federated High Income Bond Fund II                                   03/01/94
 Federated International Small Company
  Fund II                                                             05/01/00
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio                                          10/09/86
 VIP Growth Portfolio                                                 10/09/86
Fidelity Variable Insurance Products Fund
 II (VIP II)
 VIP II Contrafund Portfolio                                          01/03/95
Fidelity Variable Insurance Products Fund
 III (VIP III)
 VIP III Growth & Income Portfolio                                    12/31/96
 VIP III Mid Cap Portfolio                                            12/28/98
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                                            05/01/97
 Money Market Fund                                                    06/30/85
 Premier Growth Equity Fund                                           12/12/97
 S&P 500 Index Fund                                                   04/14/85
 Small-Cap Value Equity Fund                                          05/01/00
 U.S. Equity Fund                                                     01/02/95
 Value Equity Fund                                                    05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio                                          09/13/93
 Balanced Portfolio                                                   09/13/93
 Capital Appreciation Portfolio                                       05/01/97
 Global Life Sciences Portfolio                                       01/15/00
 Global Technology Portfolio                                          01/15/00
 Growth Portfolio                                                     09/13/93
 International Growth Portfolio                                       05/02/94
 Worldwide Growth Portfolio                                           09/13/93
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series                                                 05/03/99
 MFS(R) Growth with Income Series                                     10/09/95
 MFS(R) New Discovery Series                                          04/29/98
 MFS(R) Utilities Series                                              01/03/95
Oppenheimer Variable Account Funds
 Oppenheimer Main Street Growth & Income
  Fund/VA                                                             07/05/95
 Oppenheimer Multiple Strategies Fund/VA                              11/12/90
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                                               02/16/99
 High Yield Bond Portfolio                                            04/30/98
 Long-Term U.S. Government Bond Portfolio                             04/30/99
 Total Return Bond Portfolio                                          12/24/97
Rydex Variable Trust
 Rydex OTC Fund                                                       05/07/97
-------------------------------------------------------------------------------

Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in Account 4. Returns for a period of less than one year are not annualized.

Past performance is not a guarantee of future results.

Statement of Additional Information
Table of Contents

                                                                            Page
The Policies............................................................... B-3
  Transfer of Annuity Units................................................ B-3
  Net Investment Factor.................................................... B-3
Termination of Participation Agreements.................................... B-3
Calculation of Performance Data............................................ B-4
  Money Market Investment Subdivision...................................... B-4
  Other Investment Subdivisions............................................ B-5
  Other Performance Data................................................... B-6
Federal Tax Matters........................................................ B-7
  Taxation of GE Life & Annuity............................................ B-7
  IRS Required Distributions............................................... B-7
General Provisions......................................................... B-8
  Using the Policies as Collateral......................................... B-8
  Non-Participating........................................................ B-8
  The Beneficiary.......................................................... B-8
  Misstatement of Age or Sex............................................... B-8
  Incontestability......................................................... B-8
  Statement of Values...................................................... B-8
  Written Notice........................................................... B-8
Distribution of the Policies............................................... B-8
Legal Developments Regarding Employment-Related Benefit Plans.............. B-9
Legal Matters.............................................................. B-9
Experts.................................................................... B-9
Financial Statements....................................................... B-9

                             Dated      , 2001

                          GE Life and Annuity Company
                             6610 West Broad Street
                            Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the Policy and Account 4 is available free by writing us at the address below or by calling (800) 352-9910.

To GE Life & Annuity
Annuity New Business
6610 W. Broad Street
Richmond, VA 23230

Please mail a copy of the Statement of Additional Information for Account 4, Policy Form P1152 1/99 to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                      Street

________________________________________________________________________________
       City                            State                         Zip

Signature of Requestor _________________________________________________________
                                             Date

                     GE Life and Annuity Assurance Company
                              Separate Account 4

                                    Part B

                      Statement of Additional Information
                                    For the
               Flexible Premium Variable Deferred Annuity Policy
                                Form P1152 1/99

                                  Offered by

                     GE Life and Annuity Assurance Company
                        (A Virginia Stock Corporation)

                             6610 W. Broad Street
                           Richmond, Virginia 23230

   This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the above-named Flexible Premium Variable Deferred Annuity Policy ("Policy") offered by GE Life and Annuity Assurance Company. You may obtain a copy of the Prospectus dated , 2001 by calling (800) 352-9910, or by writing to GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Virginia 23230. The SAI also is available on the SEC website at http://www.sec.gov. Terms used in the current Prospectus for the Policy are incorporated in this Statement.

                  This statement of additional information is
                   not a prospectus and should be read only
      in conjunction with the prospectuses for the Policy and the Funds.

Dated      , 2001

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

The Policies................................................................   3
  Transfer of Annuity Units.................................................   3
  Net Investment Factor.....................................................   3
  Termination of Participation Agreements...................................   3
  Calculation of Performance Data...........................................   4
  Money Market Investment Subdivision.......................................   4
  Other Investment Subdivisions.............................................   6
  Other Performance Data....................................................   6
Federal Tax Matters.........................................................   7
  Taxation of GE Life & Annuity.............................................   7
  IRS Required Distributions................................................   7
General Provisions..........................................................   8
  Using the Policies as Collateral..........................................   8
  Non-Participating.........................................................   8
  The Beneficiary...........................................................   8
  Misstatement of Age or Sex................................................   8
  Incontestability..........................................................   8
  Statement of Values.......................................................   8
  Written Notice............................................................   8
  Distribution of the Policies..............................................   9
  Legal Developments Regarding Employment-Related Benefit Plans.............   9
  Legal Matters.............................................................   9
  Experts...................................................................   9
  Financial Statements......................................................   9

                                 THE POLICIES

Transfer of Annuity Units

   At the Owner's request, Annuity Units may be transferred once per calendar year from the Investment Subdivisions in which they are currently held. However, where permitted by state law, we reserve the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer are unable to purchase or redeem shares of the portfolios in which the Investment Subdivisions invest. The number of Annuity Units to be transferred is (a) times (b) divided by (c) where: (a) is the number of Annuity Units in the current Investment Subdivision desired to be transferred; (b) is the Annuity Unit Value for the Investment Subdivision in which the Annuity Units are currently held; and (c) is the Annuity Unit Value for the Investment Subdivision to which the transfer is made.

   If the number of Annuity Units remaining in an Investment Subdivision after the transfer is less than 1, the Company will transfer the amount remaining in addition to the amount requested. The Company will not transfer into any Investment Subdivision unless the number of Annuity Units of that Investment Subdivision after the transfer is at least 1. The amount of the Income Payment as of the date of the transfer will not be affected by the transfer (however, subsequent Variable Income Payments will reflect the investment experience of the selected Investment Subdivisions).

Net Investment Factor

   The Net Investment Factor measures investment performance of the Investment Subdivisions of Account 4 during a Valuation Period. Each Investment Subdivision has its own Net Investment Factor for a Valuation Period. The Net Investment Factor of an Investment Subdivision available under the policies for a Valuation Period is (a) divided by (b) minus (c) where:

     (a) is (1) the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period, plus (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Investment Subdivision during the Valuation Period for which the Net Investment Factor is being determined, minus (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period, minus (4) any amount charged against that Investment Subdivision for taxes, or any amount set aside during the Valuation Period by the Company as a provision for taxes attributable to the operation or maintenance of that Subdivision; and

     (b) is the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period; and

     (c) is a charge no greater than .004271% for each day in the Valuation Period. This corresponds to 1.30% and 0.25% per year of the net assets of that Investment Subdivision for mortality and expense risks, and for administrative expenses, respectively.

   The values of the assets in Account 4 will be taken at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

   The participation agreements pursuant to which the Funds sell their shares to Account 4 contain varying provisions regarding termination. The following summarizes those provisions:

   AIM Variable Insurance Funds. This agreement may be terminated by the parties on six months' advance written notice.

   Alliance Variable Products Series Fund, Inc. This agreement may be terminated by the parties on six months' advance written notice.

   Dreyfus. This agreement may be terminated by the parties on six months' advance written notice.

   Federated Insurance Series. This agreement may be terminated by the parties on six months' advance written notice.

   Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, and Fidelity Variable Insurance Products Fund III ("The Fund"). These agreements provide for termination (1) on one year's advance notice by either party, (2) at the Company's option if shares of the Fund are not reasonably available to meet requirements of the policies, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the policyowners to substitute shares of another mutual fund, (5) at the Company's option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws, or if the Fund ceases to qualify as a regulated investment company under the Code, (6) at the option of the Fund or its principal underwriter if it determines that the Company has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of the Company if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if the Company decides to make another mutual fund available as a funding vehicle for its policies.

   GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

   Janus Aspen Series. This agreement may be terminated by the parties on six months' advance written notice.

   MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties on six months' advance written notice.

   Oppenheimer Variable Account Funds. This agreement may be terminated by the parties on six months' advance written notice.

   PIMCO Variable Insurance Trust. This agreement may be terminated by the parties on six months' advance written notice, unless a shorter time is agreed to by the parties.

   Rydex Variable Trust. This agreement may be terminated by the parties on six months' advance written notice.

Calculation of Performance Data

   From time to time, the Company may disclose total return, yield, and other performance data for the Investment Subdivisions pertaining to the Policies. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

   The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Policy. Premium taxes currently range from 0% to 3% of premium payments and are generally based on the rules of the state in which you reside.

   Money Market Investment Subdivision. From time to time, advertisements and sales literature may quote the yield of one or more of the Money Market Investment Subdivisions for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market investment portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of unrealized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Policy having a balance of one unit in the Money Market Investment Subdivision at the beginning of the period, dividing such net change in Account Value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in Account Value reflects: 1) net income from the portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the annual policy maintenance charge, administrative expense charge, and the mortality and expense risk charge. For purposes of calculating current yields for a Policy, an average per unit policy maintenance charge is used. Current Yield will be calculated according to the following formula:

                   Current Yield = ((NCP-ES)/UV) X ( 365/7)

where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

  ES = per unit expenses of the hypothetical account for the seven-day period.

  UV =  the unit value on the first day of the seven-day period.

   The effective yield of the Money Market Investment Subdivision determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated by compounding the base period return according to the following formula:

                 Effective Yield = (1 + ((NCP-ES)/UV)) 365/7-1

where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

  ES = per unit expenses of the hypothetical account for the seven-day period.

  UV =  the unit value for the first day of the seven-day period.

   The yield on amounts held in the Money Market Investment Subdivision normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Investment Subdivision's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Investment Subdivision's corresponding money market portfolio, the types and quality of portfolio securities held by that portfolio, and that portfolio's operating expenses. Because of the charges and deductions imposed under the Policy, the yield for the Money Market Investment Subdivision will be lower than the yield for its corresponding money market portfolio.

   Yield calculations do not take into account the Surrender Charge under the Policy, a maximum of 8% of each Premium Payment made during the 8 years prior to a full or partial surrender, or charges for the optional GMDB rider and/or the OEDB rider.

     Current Yield      %

     Effective Yield    %

Other Investment Subdivisions

   Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Investment Subdivisions for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

   Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

   For periods that begin before the Policy was available, performance data will be based on the performance of the underlying portfolios, with the level of Account 4 and Policy charges currently in effect. Average annual total return will be calculated using Investment Subdivision unit values and deductions for the policy maintenance charge, optional death benefit charge and the surrender charge as described below:

     1. The Company calculates unit value for each Valuation Period based on the performance of the Investment Subdivision's underlying investment portfolio (after deductions for Fund expenses, the administrative expense charge, and the mortality and expense risk charge).

     2. The annual policy maintenance charge is $25 per year, deducted at the beginning of each Policy Year after the first. For purposes of calculating average annual total return, an average policy maintenance charge (currently 0.1% of Account Value attributable to the hypothetical investment) is used. This charge will be waived if the Account Value is at least $10,000 at the time the charge is due.

     3. The surrender charge will be determined by assuming a surrender of the Policy at the end of the period. Average annual total return for periods of eight years or less will therefore reflect the deduction of a surrender charge.

     4. Total return does not consider the GMDB charges and/or the OEDB charges.

     5. Total return assumes the payment of a full 4% Bonus Credit. The total return figures would be lower if a reduced Bonus Credit applied, or if no Bonus Credit applied. For Annuitants over age 80 at time of issue, we will not pay any Bonus Credits.

     6. Total return will then be calculated according to the following formula:

                               TR = (ERV/P)1/N-1

where:

  TR =  the average annual total return for the period.

  ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

  P =   a hypothetical single investment of $1,000.

  N =   the duration of the period (in years).

   Past performance is not a guarantee of future results.

Other Performance Data

   We may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

                                CTR = (ERV/P)-1
where:

  CTR = the cumulative total return for the period.

  ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

  P   = a hypothetical single investment of $1,000.

   Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts.

   Other non-standard quotations of Investment Subdivision performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated.

                              FEDERAL TAX MATTERS

Taxation of GE Life & Annuity

   We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. (See Federal Tax Matters section of the prospectus.) Based upon these expectations, no charge is being made currently to Account 4 for Federal income taxes which may be attributable to the Account. We will periodically review the question of a charge to Account 4 for Federal income taxes related to the Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in the Company's tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Policies, the Account Value would be correspondingly adjusted by any provision or charge for such taxes.

   We may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to Account 4 may be made.

IRS Required Distributions

   In order to be treated as an annuity policy for federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Policy to provide that (a) if any Owner dies on or after the Maturity Date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and
(b) if any Owner dies prior to the Maturity Date, the entire interest in the Policy will be distributed (1) within five years after the date of that Owner's death, or (2) as Income Payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole Owner of the Policy following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant will be treated as the death of an Owner for purposes of these rules.

   The Non-Qualified Policies contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

   Other rules may apply to Qualified Policies.

                              GENERAL PROVISIONS

Using the Policies as Collateral

   A Non-Qualified Policy can be assigned as collateral security. We must be notified in writing if a Policy is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a Beneficiary may be affected by an assignment.

   A Qualified Policy may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

   The basic benefits of the Policy are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.

Non-Participating

   The Policy is non-participating. No dividends are payable.

The Beneficiary

   You may select one or more primary and contingent Beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation.

Misstatement of Age or Sex

   If an Annuitant's age or sex was misstated on the Policy data page, any Policy benefits or proceeds, or availability thereof, will be determined using the correct age and sex.

Incontestability

   We will not contest the Policy.

Statement of Values

   At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Account Value, Premium Payments and charges made during the report period.

Written Notice

   Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The policy number and the Annuitant's full name must be included.

   We will send all notices to the Owner at the last known address on file with the Company.

Distribution of the Policies

   The offering is continuous and Capital Brokerage Corporation does not anticipate discontinuing the offering of the Policies. However, the Company does reserve the right to discontinue the offering of the Policies.

Legal Developments Regarding Employment-Related Benefit Plans

   On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The Policy contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a Policy may be purchased.

Other Laws to Which GE Life & Annuity is Subject

   In addition to Federal Laws, the Company is subject to the insurance laws and regulations of other states within which it is licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, the Company is licensed to do business in the District of Columbia and all states, except New York.

Legal Matters

   Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to federal securities laws. Donita M. King, Senior Vice President, General Counsel and Secretary of the GE Life and Annuity Assurance Company, has provided advice on certain legal matters pertaining to the Policy, including the validity of the Policy and the Company's right to issue the Policies under Virginia insurance law.

Experts

   The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2000, 1999 and 1998, and for each of the years in the three-year period ended December 31, 2000, and the financial statements of GE Life & Annuity Separate Account 4 as of December 31, 2000 and for each of the years or lesser periods in the two-year period ended December 31, 2000, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

   The report of KPMG LLP dated February 16, 2001 with respect to the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary, contains an explanatory paragraph that states that the Company changed its method of accounting for insurance-related assessments in 2000.

Financial Statements

   This Statement of Additional Information contains consolidated financial statements for GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 2000, 1999 and 1998, and for each of the years in the three-year period ended December 31, 2000, and the financial statements of GE Life & Annuity Separate Account 4 as of December 31, 2000 and for each of the years or lesser periods in the two-year period ended December 31, 2000. The consolidated financial statements of the Company included herein should be distinguished from the financial statements of GE Life & Annuity Separate Account 4 and should be considered only as bearing on the ability of the Company to meet its obligations under the Policy. Such consolidated financial statements of the Company should not be considered as bearing on the investment performance of the assets held in Account 4.

                      GE Life & Annuity Separate Account 4
                               Prospectus For The
               Flexible Premium Variable Deferred Annuity Policy
                                Form P1152 1/99

                                   Issued by:
                     GE Life and Annuity Assurance Company
                                  Home Office:
                             6610 West Broad Street
                            Richmond, Virginia 23230
                           Telephone: (804) 281-6000

--------------------------------------------------------------------------------

This Prospectus describes a flexible premium variable deferred annuity policy (the "Policy") for individuals and some qualified and nonqualified retirement plans. GE Life and Annuity Assurance Company (the "Company," "we," "us," or "our") issues the Policy.

The Policy offers you the accumulation of Account Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis, or a combination of both.

You may allocate your premium payments and automatic bonus credits we provide you to Account 4, the Guarantee Account, or both. Each Investment Subdivision of Account 4 invests in shares of portfolios of the Funds. We list the Funds, and their currently available portfolios, below.

AIM Variable Insurance Funds:

  AIM V.I. Capital Appreciation Fund, AIM V.I. Value Fund

Alliance Variable Products Series Fund, Inc.:

  Growth and Income Portfolio, Premier Growth Portfolio, Quasar Portfolio

Dreyfus:

  Dreyfus Investment Portfolios-Emerging Markets Fund, The Dreyfus Socially Responsible Growth Fund, Inc.

Federated Insurance Series:

  Federated High Income Bond Fund II, Federated International Small Company Fund II

Fidelity Variable Insurance Products Fund (VIP):

  VIP Equity-Income Portfolio, VIP Growth Portfolio

Fidelity Variable Insurance Products Fund II (VIP II):

  VIP II Contrafund(R) Portfolio

Fidelity Variable Insurance Products Fund III (VIP III):

  VIP III Growth & Income Portfolio

GE Investments Funds, Inc.:

  Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, S&P 500(R) Index Fund, Small-Cap Value Equity Fund, U.S. Equity Fund, Value Equity Fund

Janus Aspen Series:

  Aggressive Growth Portfolio, Balanced Portfolio, Capital Appreciation Portfolio, Global Life Sciences Portfolio, Global Technology Portfolio, Worldwide Growth Portfolio

MFS(R) Variable Insurance Trust:

  MFS(R) Growth Series, MFS(R) Growth With Income Series, MFS(R) New Discovery Series, MFS(R) Utilities Series

Oppenheimer Variable Account Funds:

  Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA

PIMCO Variable Insurance Trust:

  Foreign Bond Portfolio, High Yield Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Total Return Bond Portfolio

Prudential Series Fund, Inc.

  Prudential Equity Portfolio, Prudential Jennison Portfolio, SP Jennison International Growth Portfolio, SP Prudential U.S. Emerging Growth Portfolio

Rydex Variable Trust:

  Rydex OTC Fund

Not all of these portfolios may be available in all states or in all markets.

Except for amounts in the Guarantee Account, both the value of a Policy before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Funds you select. You bear the investment risk of investing in the portfolios.

We offer variable annuity policies that do not have automatic bonus credits, and therefore have lower fees. Over time, the value of the Bonus Credit could be more than offset by the higher charges. You should carefully consider whether or not this Policy is the best product for you.

The Securities and Exchange Commission has not approved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your investment in the Policy is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

This Prospectus gives details about Account 4 and our Guarantee Account that you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

A statement of additional information ("SAI"), dated       , 2001, concerning
Account 4 has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. If you would like a free copy, call us at 1-800-352-9910. The SAI also is available on the SEC's website at http://www.sec.gov. A table of contents for the SAI appears on the last page of this Prospectus.

The date of this Prospectus is       , 2001.

Table of Contents

Definitions.................................................................   1

Expense Table...............................................................   3

Synopsis....................................................................  13

Investment Results..........................................................  17

Financial Statements........................................................  18

GE Life and Annuity Assurance Company.......................................  19

Account 4...................................................................  20

The Guarantee Account.......................................................  29

Charges and Other Deductions................................................  31

The Policy..................................................................  36

Transfers...................................................................  40

Surrenders..................................................................  44

The Death Benefit...........................................................  46

Income Payments.............................................................  54

Federal Tax Matters.........................................................  58

Voting Rights...............................................................  66

Requesting Payments.........................................................  67

Distribution of the Policies................................................  68

Additional Information......................................................  69

Condensed Financial Information.............................................  71

Appendix A..................................................................  72


Table of Contents for Statement of Additional Information

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Definitions

We have tried to make this Prospectus as understandable as possible. However, in explaining how the Policy works, we have had to use certain terms that have special meanings. We define these terms below.

Account 4 -- GE Life & Annuity Separate Account 4, a separate investment account we established to receive and invest the premiums you pay under the Policies, and other variable annuity policies we issue.

Account Value -- The value of the Policy equal to the amount allocated to the Investment Subdivisions of Account 4 and the Guarantee Account.

Accumulation Unit -- An accounting unit of measure we use in calculating the Account Value in Account 4 before the Maturity Date.

Annuitant -- The Annuitant is the person named in the Policy upon whose age and, where appropriate, sex, we determine monthly income benefits.

Annuity Unit -- An accounting unit of measure we use in the calculation of the amount of the second and each subsequent variable income payment.

Bonus Credit -- A bonus credit is the "enhanced premium amount" described in your Policy. For qualifying Policies, it is an amount we will add to each premium payment we receive. It is not considered a "premium payment" under the Policy.

Death Benefit -- The benefit provided under a Policy upon the death of an Annuitant before the Maturity Date.

Designated Beneficiary(ies) -- The person(s) designated in the Policy who is alive (or in existence for non-natural entities) on the date of an Owner's, Joint Owner's or Annuitant's death and who we will treat as the sole owner of the Policy following such a death.

Fund -- Any open-end management investment company or any unit investment trust in which an Investment Subdivision invests.

General Account -- Our assets that are not segregated in any of our separate investment accounts.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of Account 4.

Investment Subdivision -- A subdivision of Account 4, each of which invests exclusively in shares of a designated portfolio of one of the Funds. Not all Investment Subdivisions may be available in all states or in all markets.

Maturity Date -- The date stated in the Policy on which your income payments will commence, if the Annuitant is living on that date.

Owner -- The person or persons (in the case of Joint Owners) entitled to receive income payments after the Maturity Date. During the lifetime of the Annuitant, the Owner also is entitled to the ownership rights stated in the Policy and is shown on the Policy data pages and in any application. "You" or "your" refers to the Owner or Joint Owners.

Policy Date -- The date we issue your Policy and your Policy becomes effective. Your Policy Date is shown in your Policy and we use it to determine Policy years and anniversaries.

Surrender Value -- The Account Value (after deduction of any policy maintenance charge) less any applicable surrender charge, premium tax, and optional benefit charge.

Valuation Day -- For each Investment Subdivision, each day on which the New York Stock Exchange is open for business except for days that a Fund does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange and ends at the close of regular trading on the next succeeding Valuation Day.

Expense Table

This table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase the Policy. The table reflects expenses both of Investment Subdivisions of Account 4 and of the portfolios. For more complete descriptions of the various costs and expenses involved, see "Charges and Other Deductions" in this Prospectus, and the Fund prospectuses. Premium tax charges also may apply, although they do not appear in the table.

Owner Transaction Expenses:
-------------------------------------------------------------------------------

 The maximum surrender charge (as a percentage of each premium payment
  surrendered/withdrawn)                                                  8.00%
 Transfer Charge (for each transfer after the first in a calendar
  month)/1/                                                                 $10
 We reduce the surrender charge percentage over time. In general, the later you surrender or withdraw a premium payment, the lower the surrender charge will be on that premium payment.

Annual Expenses (as a percentage of Account Value in Account 4):
-------------------------------------------------------------------------------

 Mortality and Expense Risk Charge                                        1.30%
 Administrative Expense Charge                                             .25%
                                                                          -----
 Total Annual Expenses                                                    1.55%

Other Annual Expenses:
-------------------------------------------------------------------------------

 Annual Policy Maintenance Charge/2/                                       $ 25
 Guaranteed Minimum Death Benefit Charge ("GMDB") (as a percentage of
  prior year's average benefit amount)/3/                                  .35%
 Maximum Optional Enhanced Death Benefit Charge ("OEDB") (as a percentage
  of prior year's average Account Value)/4/                                .35%
-------------------------------------------------------------------------------

 /1/We reserve the right to assess a $10 transfer charge for each transfer after the first transfer in a calendar month, although we do not currently do so.
 /2/We do not assess this charge if your Account Value at the time the charge is due is at least $10,000.
 /3/If the Optional Guaranteed Minimum Death Benefit applies. (This may be referred to as the "Six Percent EstateProtector" in our marketing materials.) We currently charge .25%.
 /4/If the Optional Enhanced Death Benefit Charge applies. We currently charge
    .20% annually as a percentage of prior year's average Account Value.

Portfolio Annual Expenses

Annual expenses of the portfolios of the Funds for the year ended December 31, 2000 (as a percentage of each portfolio's average net assets):

Updated expenses to be included in subsequent filing

                                                           Other
                           Management                     Expenses
                         Fees (after fee                   (after      Total
                           waiver, as    12b-1 Service reimbursement,  Annual
                           applicable)   Fees* Fees**  as applicable) Expenses
----------------------------------------------------------------------------------
AIM Variable Insurance
 Funds
 AIM V.I. Capital
  Appreciation Fund              %          %      %          %           %
 AIM V.I. Value Fund
Alliance Variable
Products Series Fund,
Inc./1/
 Growth and Income
  Portfolio -- Class B
  Shares
 Premier Growth
  Portfolio -- Class B
  Shares
 Quasar Portfolio --
   Class B Shares
Dreyfus
 Dreyfus Investment
  Portfolios -- Dreyfus
  Emerging Markets Fund
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc.
Federated Insurance
 Series/2/
 Federated High Income
  Bond Fund II --
   Service Shares
 Federated International
  Small Company Fund II
Fidelity Variable Insurance Products
 Fund (VIP)/3/
 VIP Equity-Income
  Portfolio -- Service
  Class 2 Shares
 VIP Growth Portfolio --
   Service
  Class 2 Shares
Fidelity Variable Insurance Products
Fund II
(VIP II)/4/
 VIP II Contrafund
  Portfolio -- Service
  Class 2 Shares
Fidelity Variable Insurance Products
Fund III
(VIP III)/5/
 VIP III Growth & Income
  Portfolio -- Service
  Class 2 Shares
GE Investments Funds,
 Inc./6/
 Mid-Cap Value Equity
  Fund
 Money Market Fund
 Premier Growth Equity
  Fund
 S&P 500 Index Fund
 Small-Cap Value Equity
  Fund
 U.S. Equity Fund
 Value Equity Fund
Janus Aspen Series/7/
 Aggressive Growth
  Portfolio -- Service
  Shares
 Balanced Portfolio --
   Service Shares
 Capital Appreciation
  Portfolio -- Service
  Shares
 Global Life Sciences
  Portfolio -- Service
  Shares

                                                             Other
                             Management                     Expenses
                           Fees (after fee                   (after      Total
                             waiver, as    12b-1 Service reimbursement,  Annual
                             applicable)   Fees* Fees**  as applicable) Expenses
--------------------------------------------------------------------------------
 Global Technology
  Portfolio -- Service
  Shares
 Worldwide Growth
  Portfolio -- Service
  Shares
MFS(R) Variable Insurance
 Trust/8/
 MFS(R) Growth Series --
   Service Class Shares
 MFS(R) Growth with
  Income Series --
   Service Class Shares
 MFS(R) New Discovery
  Series -- Service Class
  Shares
 MFS(R) Utilities
  Series -- Service
  Class Shares
Oppenheimer Variable
 Account Funds
 Oppenheimer Global
  Securities Fund/VA --
   Service Shares
 Oppenheimer Main Street
  Growth & Income
  Fund/VA -- Service
  Shares
PIMCO Variable Insurance
 Trust/9/
 Foreign Bond
  Portfolio --
   Administrative Shares
 High Yield Bond
  Portfolio --
   Administrative Shares
 Long-Term U.S.
  Government Bond
  Portfolio --
   Administrative Shares
 Total Return Bond
  Portfolio --
   Administrative Shares
Prudential Series Fund,
 Inc.
 Prudential Equity
  Portfolio
 Prudential Jennison
  Portfolio
 SP Jennison
  International Growth
  Portfolio
 SP Prudential U.S.
  Emerging Growth
  Portfolio
Rydex Variable Trust
 Rydex OTC Fund
--------------------------------------------------------------------------------

 * The 12b-1 fees deducted from the 12b-1 classes of these portfolios cover certain distribution and shareholder support services provided by the companies selling policies investing in those portfolios. The portion of the 12b-1 fees assessed against the Separate Account's assets related to the portfolios will be remitted to Capital Brokerage Corporation, the principal underwriter for the Policies.
** The Service Share fees deducted from the service shares of these portfolios cover certain administrative services provided by companies selling policies investing in those portfolios. The portion of the Service Share fees assessed against the Separate Account's assets related to the portfolios will be remitted to GE Life & Annuity.
 /1/Alliance Variable Products Series Fund, Inc. has voluntarily agreed to reduce or limit certain other expenses. Absent these waivers total annual
    expenses during 2000 would have been .   % for the Quasar Portfolio,
    consisting of .   % management fees, .   % 12b-1 fee and .   % other
    expenses.
 /2/Federated Insurance Series, Inc. has voluntarily agreed to reduce or limit certain other expenses. Absent these waivers total annual expenses during
    2000 would have been .   % for the High Income Bond Fund II, consisting of
    .   % management fees, .   % service fees and .   % other expenses; total
    annual expenses of .   % for International Small Company Fund II,
    consisting of .   % management fee, .   % service fee and .   % other
    expenses.

 /3/The expenses of the portfolios of the Variable Insurance Products Fund
    (VIP) -- Service Class 2, are based on the estimated expenses that those portfolios expect to incur in their initial fiscal year.
 /4/The expenses of the portfolios of the Variable Insurance Products Fund II
    (VIP II)-- Service Class 2, are based on the estimated expenses that those portfolios expect to incur in their initial fiscal year.
 /5/The expenses of the portfolios of the Variable Insurance Products Fund III
    (VIP III) -- Service Class 2, are based on the estimated expenses that those portfolios expect to incur in their initial fiscal year.
 /6/GE Asset Management Incorporated currently serves as investment advisor to
    GE Investments Funds, Inc. (except for GE Small-Cap Value and Value Equity Funds) and has agreed to waive a portion of the fee payable by the Fund. Absent this fee waiver, the total annual expenses of the GE Money Market
    Fund would have been .   %, consisting of .   % management fees and .   %
    other expenses; GE Premier Growth Equity Fund would have been .   % total
    annual expenses, consisting of .   % management fees and .  % other
    expenses; the Small-Cap Value Equity and the Value Equity Funds are estimated due to the portfolios being in existence for less than 10 months.
 /7/Janus Aspen Series expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fees for Capital Appreciation, International Growth, Worldwide Growth and Balanced. Expenses for Global Technology and Global Life Sciences Portfolios are based on the estimated expenses that those portfolios expect to incur in their initial fiscal year. All expenses are shown without the effect of expense offset arrangements.
 /8/Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of MFS Variable Insurance Trust during 2000 would have been
    total annual expenses of .   % for the Growth Series, consisting of .   %
    management fees, .   % 12b-1 fee and .   % other expenses; total annual
    expenses of .   % for the New Discovery Series, consisting of .   %
    management fees, .   % 12b-1 fees and .   % other expenses.
 /9/Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of the PIMCO Variable Insurance Trust during 2000 would have been total annual expenses of 1.25% for the Foreign Bond Portfolio,
    consisting of .   % management fees, .   % service fee and .   % other
    expenses; total annual expenses of .   % for the Long-Term U.S. Government
    Bond Portfolio, consisting of .   % management fees, .   % service fees and
    .   % other expenses; total annual expenses of .   % for Total Return Bond
    Portfolio, consisting of .   % management fees, .   % service fees and
    .   % other expenses.
    PIMCO Foreign Bond Portfolio has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fee, 0.90% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
/10/Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of The Prudential Series Fund, Inc. would have been total annual expenses of . %P for the Prudential Equity Portfolio, consistng of
    .   % management fees, .   % service fee and .   % other expenses; total
    annual expenses of .   % for the Prudential Jennison Portfolio, consisting
    of .   % management fees, .   % service fees and .   % other expenses;
    total annual expenses for SP Jennison International Growth Portfolio,
    consisting of .   % management fees, .   % service fees and .   % other
    expenses; and total annual expenses for SP Prudential U.S. Emerging Growth
    Portfolio, consisting of .   % management fees, .   % service fees and
    .   % other expenses.

The expense information regarding the Funds was provided by those Funds. We have not independently verified this information. We cannot guarantee that the reimbursements and fee waivers provided by certain of the Funds will continue.

EXAMPLES

These examples show what your costs would be under certain hypothetical situations. They vary based on the riders selected and whether you surrender or annuitize your Policy. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. The examples are based on the annual expenses of the portfolios of the Funds for the year ended December 31, 2000 (shown above in Portfolio Annual Expenses) and assume that the fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples assume that a full 4% Bonus Credit applies (if a lower Bonus Credit applied, or if no Bonus Credit applied, the numbers shown would be lower). The examples also assume that the $25 annual policy maintenance charge is equivalent to 0.1% of Account Value attributable to the hypothetical investment (this charge will be waived if the Account Value is at least $10,000 at the time the charge is due). To the extent that the examples reflect a charge for the optional Guaranteed Minimum Death Benefit Rider (the "GMDB") and the optional enhanced Death Benefit rider (the "OEDB"), the examples assume that the maximum charge applies (for the GMDB the maximum charge is .35% of the prior Policy year's average benefit amount; for the OEDB the maximum charge is .35% of the average of the Account Value at the beginning of the previous Policy year and at the end of the previous Policy year) applies.

                                     * * *

Examples: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Expense Table above (excluding the GMDB Rider and the OEDB Rider):

Examples to be provided by subsequent filing.

1.  If you surrender* your Policy at the end of the applicable period:

                                                  Without GMDB & OEDB Riders
Investment Subdivision Investing In:            1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund
 AIM V.I. Value Fund
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio
 Premier Growth Portfolio
 Quasar Portfolio
Dreyfus
 Dreyfus Investment Portfolios-Emerging Markets
  Fund
 The Dreyfus Socially Responsible Growth Fund,
  Inc.
Federated Insurance Series
 Federated High Income Bond Fund II
 Federated International Small Company Fund II
Fidelity Variable Insurance Funds
 VIP Equity-Income Portfolio
 VIP Growth Portfolio

                                                   Without GMDB & OEDB Riders
Investment Subdivision Investing In:             1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund II
 VIP II Contrafund Portfolio
Fidelity Variable Insurance Products Fund III
 VIP III Growth & Income Portfolio
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund
 Money Market Fund
 Premier Growth Equity Fund
 S&P 500 Index Fund
 Small Cap Value Fund
 U.S. Equity Fund
 Value Equity Fund
Janus Aspen Series
 Aggressive Growth Portfolio
 Balanced Portfolio
 Capital Appreciation Portfolio
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Worldwide Growth Portfolio
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series
 MFS(R) Growth with Income Series
 MFS(R) New Discovery Series
 MFS(R) Utilities Series
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA
 Oppenheimer Main Street Growth & Income Fund/VA
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio
 Government Bond Portfolio
 High Yield Portfolio
 Total Return Portfolio
The Prudential Series Fund, Inc
 Prudential Equity Portfolio
 Prudential Jennison Portfolio
 SP Jennison International Growth Portfolio
 SP Prudential U.S. Emerging Growth Portfolio
Rydex Variable Trust
 Rydex OTC Fund
--------------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

2.  If you annuitize at the end of the applicable period, or do not surrender*:

                                                Without GMDB and OEDB Rider
Investment Subdivision Investing In:          1 Year 3 Years 5 Years 10 Years
-----------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund
 AIM V.I. Value Fund
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio
 Premier Growth Portfolio
 Quasar Portfolio

                                                  Without GMDB and OEDB Rider
Investment Subdivision Investing In:            1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
Dreyfus
 Dreyfus Investment Portfolios-Emerging Markets
  Fund
 The Dreyfus Socially Responsible Growth Fund,
  Inc.
Federated Insurance Series
 Federated High Income Bond Fund II
 Federated International Small Company Fund II
Fidelity Variable Insurance Products Fund
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
Fidelity Variable Insurance Products Fund II
 VIP II Contrafund Portfolio
Fidelity Variable Insurance Products Fund III
 VIP III Growth & Income Portfolio
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund
 Money Market Fund
 Premier Growth Equity Fund
 S&P 500 Index Fund
 Small Cap Value Fund
 U.S. Equity Fund Fund
 Value Equity Fund
Janus Aspen Series
 Aggressive Growth Portfolio
 Balanced Portfolio
 Capital Appreciation Portfolio
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Worldwide Growth Portfolio
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series
 MFS(R) Growth with Income Series
 MFS(R) New Discovery Series
 MFS(R) Utilities Series
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA
 Oppenheimer Main Street Growth & Income
  Fund/VA
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio
 Government Bond Portfolio
 High Yield Portfolio
 Total Return Portfolio
The Prudential Series Fund, Inc
 Prudential Equity Portfolio
 Prudential Jennison Portfolio
 SP Jennison International Growth Portfolio
 SP Prudential U.S. Emerging Growth Portfolio
Rydex Variable Trust
 Rydex OTC Fund
-------------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

Examples: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Expense Table above (including the GMDB Rider and the OEDB Rider):

3. If you surrender* your Policy at the end of the applicable period:

                                                    With GMDB & OEDB Rider
Investment Subdivision Investing In:            1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I.Capital Appreciation Fund
 AIM V.I. Value Fund
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio
 Premier Growth Portfolio
 QuasarPortfolio
Dreyfus
 Dreyfus Investment Portfolios-Emerging Markets
  Fund
 The Dreyfus Socially Responsible Growth Fund,
  Inc.
Federated Insurance Series
 Federated High Income Bond Fund II
 Federated International Small Company Fund II
Fidelity Variable Insurance Funds
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
Fidelity Variable Insurance Products Fund II
 VIP II Contrafund Portfolio
Fidelity Variable Insurance Products Fund III
 VIP III Growth & Income Portfolio
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund
 Money Market Fund
 Premier Growth Equity Fund
 S&P 500 Index Fund
 Small Cap Value Fund
 U.S. Equity Fund
 Value Equity Fund
Janus Aspen Series
 Aggressive Growth Portfolio
 Balanced Portfolio
 Capital Appreciation Portfolio
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Worldwide Growth Portfolio
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series
 MFS(R) Growth with Income Series
 MFS(R) New Discovery Series
 MFS(R) Utilities Series
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA
 Oppenheimer Main Street Growth & Income
  Fund/VA

                                                  With GMDB & OEDB Rider
Investment Subdivision Investing In:          1 Year 3 Years 5 Years 10 Years
-----------------------------------------------------------------------------
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio
 Government Bond Portfolio
 High Yield Portfolio
 Total Return Portfolio
The Prudential Series Fund, Inc
 Prudential Equity Portfolio
 Prudential Jennison Portfolio
 SP Jennison International Growth Portfolio
 SP Prudential U.S. Emerging Growth Portfolio
Rydex Variable Trust
 Rydex OTC Fund
-----------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

4. If you annuitize at the end of the applicable period, or do not surrender*:

                                                    With GMDB & OEDB Rider
Investment Subdivision Investing In:            1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund
 AIM V.I. Value Fund
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio
 Premier Growth Portfolio
 Quasar Portfolio
Dreyfus
 Dreyfus Investment Portfolios-Emerging Markets
  Fund
 The Dreyfus Socially Responsible Growth Fund,
  Inc.
Federated Insurance Series
 Federated High Income Bond Fund II
 Federated International Small Company Fund II
Fidelity Variable Insurance Products Fund
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
Fidelity Variable Insurance Products Fund II
 VIP II Contrafund Portfolio
Fidelity Variable Insurance Products Fund III
 VIP III Growth & Income Portfolio
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund
 Money Market Fund
 Premier Growth Equity Fund
 S&P 500 Index Fund
 Small Cap Value Fund
 U.S. Equity Fund Fund
 Value Equity Fund
Janus Aspen Series
 Aggressive Growth Portfolio
 Balanced Portfolio
 Capital Appreciation Portfolio
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Worldwide Growth Portfolio

                                                     With GMDB & OEDB Rider
Investment Subdivision Investing In:             1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series
 MFS(R) Growth with Income Series
 MFS(R) New Discovery Series
 MFS(R) Utilities Series
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA
 Oppenheimer Main Street Growth & Income Fund/VA
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio
 Government Bond Portfolio
 High Yield Portfolio
 Total Return Portfolio
The Prudential Series Fund, Inc
 Prudential Equity Portfolio
 Prudential Jennison Portfolio
 SP Jennison International Growth Portfolio
 SP Prudential U.S. Emerging Growth Portfolio
Rydex Variable Trust
 Rydex OTC Fund
--------------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

OTHER POLICIES

We offer other variable annuity policies which also may invest in many of the same portfolios of the Funds offered under the Policy. These policies have different charges that could affect their investment subdivisions' performance, and they offer different benefits.

Synopsis

What type of Policy am I buying? The Policy is an individual flexible premium variable deferred annuity policy. We may issue it as a policy qualified ("Qualified Policy") under the Internal Revenue Code of 1986, as amended (the "Code"), or as a policy that is not qualified under the Code ("Non-Qualified Policy"). This Prospectus only provides disclosure about the Policy. Certain features described in this Prospectus may vary from your Policy. See The Policy.

How does the Policy work? Once we approve your application, we will issue a Policy. During the accumulation period, while you are paying in, you can use your premium payments to buy Accumulation Units under Account 4 or interests in the Guarantee Account. Should you decide to annuitize (that is, change your Policy to a payout mode rather than an accumulation mode), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments, or a combination of both. If you choose variable income payment, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on that Valuation Day. See The Policy.

What is a Bonus Credit? For qualifying Policies, it is an amount we will add to each premium payment we receive. If the Annuitant was age 80 or younger when we issued the Policy, we will add 4% of each premium payment to your Account Value. For Annuitants age 81 or older at the time we issued the Policy, we will not pay Bonus Credits. Bonus Credits are not considered "premium payments" for purposes of the Policy. See Bonus Credits.

What is Account 4? It is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of Account 4 to one or more Investment Subdivisions, according to your investment choice. We do not charge those assets with liabilities arising out of any other business we may conduct. See Account 4.

What are my variable investment choices? Through its 41 Investment Subdivisions, Account 4 uses your premium payments to purchase shares, at your direction, in one or more of the 13 Funds. In turn, each portfolio holds securities consistent with its own particular investment policy. Amounts you allocate to Account 4 will reflect the investment performance of the portfolios you select. You bear the risk of investment gain or loss. See Account 4 --
 Investment Subdivisions.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after deductions. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on this amount. You may transfer value between the Guarantee Account and Account 4 subject to certain restrictions. See Transfers Before the Maturity Date.

What charges are associated with this Policy? Should you withdraw Account Value before your premium payments have been in your Policy for eight years, we will assess a surrender charge of anywhere from 0% to 8%, depending upon how many full years those payments have been in the Policy. (Note: We do not assess this surrender charge upon Account Value surrendered, partially surrendered or annuitized that represents gain. You may also partially surrender up to 10% of premium payments each Policy year without application of the surrender charge. We do not assess the surrender charge against any Account Value annuitized under an optional payment plan with a life contingency or a period certain guaranteeing payments for five years or more. We may also waive this charge under certain other conditions.) See Surrender Charge.

We assess annual charges in the aggregate at an effective annual rate of 1.55% against the daily net asset value of Account 4. These charges consist of .25% as an administrative expense charge and 1.30% as a mortality and expense risk charge. Additionally, we may impose an annual policy maintenance charge. We also charge for the elective GMDB and the OEDB. For a complete discussion of all charges associated with the Policy, see Charges and Other Deductions.

If your state assesses a premium tax with respect to your Policy, then at the time your Policy incurs the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or Account Value, as applicable. See Charges and Other Deductions and Deductions for Premium Taxes.

The portfolios also have certain expenses. These include management fees and other expenses associated with the daily operation of each portfolio. See Account 4 -- Investment Subdivisions. These portfolio expenses are more fully described in each Fund's prospectus.

How much must I pay, and how often? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are completely flexible. See The Policy -- Premium Payments.

How will my income payments be calculated? We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to annuitize under one of the optional payment plans. We will base your initial payment on maturity value and other factors. See Income Payments.

What happens if I die before the Maturity Date? Before the Maturity Date, if an Owner, Joint Owner, or Annuitant dies while the Policy is in force, we will treat the Designated Beneficiary as the sole Owner of the Policy, subject to certain distribution rules. We may pay a Death Benefit to the Designated Beneficiary. See Death of the Owner or Joint Owner Before the Maturity Date.

May I transfer Account Value among portfolios? Yes, but there may be limits on how often you may do so. The minimum transfer amount is currently $100 or the entire balance in the Investment Subdivision if the transfer will leave a balance of less than $100. See Transfers -- Transfers Before the Maturity Date and Income Payments -- Transfers After the Maturity Date.

May I surrender the Policy or make a partial surrender? Yes, subject to Policy requirements and to restrictions imposed under certain retirement plans.

If you surrender the Policy or make a partial surrender, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender, a 10% penalty tax. A surrender or a partial surrender may also be subject to withholding. See Federal Tax Matters. A partial surrender will reduce the Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduces Account Value.

Do I get a free look at this Policy? Yes. You have the right to return the Policy to us at our Home Office, and have us cancel the Policy within a certain number of days (usually 10 days from the date you receive the Policy, but some states require different periods).

If you exercise this right, we will cancel the Policy as of the day we receive your request and send you a refund computed as of that date. Your refund will equal one of the following amounts:

  (i) if your Account Value has increased or has stayed the same, your refund will equal your Account Value, minus any Bonus Credits, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned Policy;

 (ii) if your Account Value has decreased, your refund will equal your Account Value, minus any Bonus Credits, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned Policy and plus any investment loss, including any charges made by the Funds, attributable to Bonus Credits as of the date we received the returned Policy; or

(iii) if greater than (i) or (ii) and required by the law of your state, your premium payments minus any withdrawals you previously made.

This means you receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge on your Policy refund. See Return Privilege.

When are my allocations effective? Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Guarantee Account and/or the Investment Subdivisions you choose. See Allocation of Premium Payments.

Where may I find more information about Accumulation Unit Values? The Condensed Financial Information section at the end of this Prospectus provides more information about Accumulation Unit Values.

Investment Results

At times, Account 4 may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges, the annual policy maintenance charge, and the Bonus Credit. Results calculated without surrender charges and the annual policy maintenance charge will be higher. Results calculated without the Bonus Credit will be lower. Total returns include the reinvestment of all distributions of the portfolios. Total returns reflect portfolio charges and expenses, the administrative expense charge, the mortality and expense risk charge and the policy maintenance charge. Total returns do not reflect the optional GMDB charge or the optional OEDB charge. They also do not reflect premium taxes. See the Appendix for further information.

Financial Statements

The consolidated financial statements of GE Life and Annuity Assurance Company and GE Life & Annuity Separate Account 4 are located in the SAI. If you would like a free copy of the SAI, call 1-800-352-9910. Otherwise, the SAI is available on the SEC's website at http://www.sec.gov.

GE Life and Annuity Assurance Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity policies. We may do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230.

General Electric Capital Assurance Company ("GE Capital Assurance") owns the majority of our capital stock, and Federal Home Life Insurance Company ("Federal") and Phoenix Group Holdings, Inc. own the remainder. GE Capital Assurance and Federal are indirectly owned by GE Financial Assurance Holdings, Inc., which is a wholly owned subsidiary of General Electric Capital Corporation ("GE Capital"). GE Capital, a New York corporation, is a diversified financial services company whose subsidiaries consist of specialty insurance, equipment management, and commercial and consumer financing businesses. GE Capital's indirect parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment, and large electric power generation equipment.

GNA Corporation, a direct wholly owned subsidiary of GE Financial Assurance Holdings, Inc., directly owns the stock of Capital Brokerage Corporation (the principal underwriter for the Policies and a broker/dealer registered with the U.S. Securities and Exchange Commission).

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering various aspects of sales and service for individually sold life insurance and annuities.

Account 4

We established Account 4 as a separate investment account on August 19, 1987. Account 4 may invest in mutual fund portfolios, unit investment trusts, managed separate accounts, and other portfolios. We use Account 4 to support the Policy as well as for other purposes permitted by law.

Account 4 currently has 41 Investment Subdivisions available under the Policy, but that number may change in the future. Each Investment Subdivision invests exclusively in shares representing an interest in a separate corresponding portfolio of a Fund described below. We allocate net premium payments in accordance with your instructions among up to ten of the 41 Investment Subdivisions available under the Policy.

The assets of Account 4 belong to us. Nonetheless, we do not charge the assets in Account 4 attributable to the Policies with liabilities arising out of any other business which we may conduct. The assets of Account 4 shall, however, be available to cover the liabilities of our General Account to the extent that the assets of Account 4 exceed its liabilities arising under the Policies supported by it. Income and both realized and unrealized gains or losses from the assets of Account 4 are credited to or charged against Account 4 without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered Account 4 with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Registration with the SEC does not involve supervision of the management or investment practices or policies of Account 4 by the SEC. You assume the full investment risk for all amounts you allocate to Account 4.

THE PORTFOLIOS

There is a separate Investment Subdivision which corresponds to each portfolio of a Fund offered in this Policy. You decide the Investment Subdivisions to which you allocate net premium payments. You may change your allocation without penalty or charges.

Each Fund is registered with the Securities and Exchange Commission as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing an Investment Subdivision to allocate your net premium payments and Account Value, carefully read the prospectus for each Fund, along with this Prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives. We do not guarantee any minimum value for the amounts you allocate to Account 4. You bear the investment risk of investing in the portfolios.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

INVESTMENT SUBDIVISIONS

We offer you a choice from among 41 Investment Subdivisions, each of which invests in an underlying portfolio of one of the Funds. You may allocate premiums to up to ten Investment Subdivisions, plus the Guarantee Account, at any one time.

                                                            Adviser (and Sub-
Investment Subdivision                                         Adviser, as
Investing In                      Investment Objective         applicable)
-----------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

AIM V.I. Capital              The fund's investment        A I M Advisors,
Appreciation Fund             objective is growth of       Inc.
                              capital. Invests
                              principally in common
                              stocks, with emphasis on
                              medium and small-sized
                              growth companies. This fund
                              may invest up to 25% of the
                              value of the total assets
                              in foreign securities.
-----------------------------------------------------------------------------
AIM V.I. Value Fund           Seeks to achieve long-term   A I M Advisors,
                              growth of Capital. Income    Inc.
                              is a secondary objective.
                              Invests principally in
                              equity securities judged by
                              the investment advisor of
                              the Fund to be undervalued.
                              This fund may Invest up to
                              25% of the value of the
                              total Assets in foreign
                              securities.
-----------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS
SERIES FUND, INC.

Growth and Income             Seeks reasonable current     Alliance Capital
Portfolio                     income and reasonable        Management, L.P.
                              opportunity for
                              appreciation through
                              investments primarily in
                              dividend-paying common
                              stocks of good quality. May
                              also invest in fixed-income
                              securities And convertible
                              securities.
-----------------------------------------------------------------------------
Premier Growth Portfolio      Seeks long term growth of    Alliance Capital
                              capital by investing         Management, L.P.
                              predominantly in the equity
                              securities of a limited
                              number of large, carefully
                              selected, high quality U.S.
                              companies judged likely to
                              achieve superior earnings
                              growth.
-----------------------------------------------------------------------------

                                                             Adviser (and Sub-
Investment Subdivision                                          Adviser, as
Investing In                     Investment Objective           applicable)
-------------------------------------------------------------------------------
Quasar Portfolio             Seeks growth of capital by     Alliance Capital
                             pursuing aggressive            Management, L.P.
                             investment policies. This
                             fund invests based upon the
                             potential for capital
                             appreciation and only
                             incidentally for current
                             income. The investment
                             policies are aggressive.
-------------------------------------------------------------------------------
DREYFUS

Dreyfus Investment           Non-diversified portfolio      The Dreyfus
Portfolios-Emerging          seeking long-term capital      Corporation
Markets Fund                 growth by investing
                             primarily in the stocks of
                             companies organized, or
                             with a majority of its
                             assets or business, in
                             emerging market
                             countries./1/
-------------------------------------------------------------------------------
The Dreyfus Socially         Seeks to provide capital       The Dreyfus
Responsible Growth Fund,     growth, with current income    Corporation
Inc                          as a secondary goal by
                             investing primarily in the
                             common stock of companies
                             that in the opinion of the
                             Fund's management, meet
                             traditional investment
                             standards and conduct their
                             business in a manner that
                             contributes to the
                             enhancement of the quality
                             of life in America.
-------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES

Federated High Income Bond   Seeks high current income      Federated
Fund II                      by investing primarily in a    Investment
                             professionally managed,        Management Company
                             diversified portfolio of
                             fixed income securities.
                             Pursues this objective by
                             investing in a diversified
                             portfolio of high-yield,
                             lower-rated corporate bonds
                             (also known as "junk
                             bonds").
-------------------------------------------------------------------------------
Federated International      Seeks to provide long-term     Federated Global
Small Company Fund II        growth of capital. Purses      Investment
                             this objective by investing    Management Corp.
                             at least 65% of its assets
                             in equity securities of
                             foreign companies that have
                             a market capitalization at
                             the time of purchase of
                             $1.5 billion or less.
-------------------------------------------------------------------------------
FIDELITY VARIABLE
INSURANCE PRODUCTS FUND
(VIP)

Equity-Income Portfolio      Seeks reasonable income and    Fidelity Management
                             will consider the potential    & Research Company;
                             for capital appreciation.      (Subadvised by FMR
                             The fund also seeks a          Co., Inc.)
                             yield, which exceeds the
                             composite yield on the
                             securities comprising the
                             S&P 500 by investing
                             primarily in income-
                             producing equity securities
                             and by investing in
                             domestic and foreign
                             issuers.
-------------------------------------------------------------------------------

 /1/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                           Adviser (and Sub-
Investment Subdivision                                        Adviser, as
Investing In                     Investment Objective         applicable)
-----------------------------------------------------------------------------
Growth Portfolio             Seeks capital appreciation   Fidelity Management
                             by investing primarily in    & Research Company;
                             common stocks of companies   (Subadvised by FMR
                             believed to have above-      Co., Inc.)
                             average growth potential.
-----------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE
PRODUCTS FUND II (VIP II)

Contrafund(TM) Portfolio     Seeks long-term capital      Fidelity Management
                             appreciation by investing    & Research Company
                             primarily in common stocks   (subadvised by
                             and securities of companies  Fidelity Management
                             whose value it believes to   & Research (U.K.)
                             have not fully been          Inc. and Fidelity
                             recognized by the public.    Management &
                             This fund invests in         Research (Far East)
                             domestic and foreign         Inc., and Fidelity
                             issuers and also invests in  Investments Japan
                             "growth" stocks or "value"   Limited; Subadvised
                             stocks or both.              by FMR Co., Inc.)
-----------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE
PRODUCTS FUND III (VIP III)

Growth & Income Portfolio    Seeks high total return      Fidelity Management
                             through a combination of     & Research Company
                             current income and capital   (subadvised by
                             appreciation by investing a  Fidelity Management
                             majority of assets in        & Research (U.K.)
                             common stocks with a focus   Inc. and Fidelity
                             on those that pay current    Management &
                             dividends and show           Research (Far East)
                             potential for capital        Inc. and Fidelity
                             appreciation.                Investments Japan
                                                          Limited; Subadvised
                                                          by FMR Co., Inc.)
-----------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.

Mid-Cap Value Equity Fund    Objective of providing long  GE Asset Management
                             term growth of capital by    Incorporated
                             investing primarily in
                             common stock and other
                             equity securities of
                             companies that the
                             investment adviser believes
                             are undervalued by the
                             marketplace at the time of
                             purchase and that offer the
                             potential for above-average
                             growth of capital. Although
                             the current portfolio
                             reflects investments
                             primarily within the mid
                             cap range, the Fund is not
                             restricted to investments
                             within any particular
                             capitalization and may in
                             the future invest a
                             majority of its assets in
                             another capitalization
                             range.
-----------------------------------------------------------------------------
Money Market Fund            Objective of providing       GE Asset Management
                             highest level of current     Incorporated
                             income as is consistent
                             with high liquidity and
                             safety of principal by
                             investing in various types
                             of good quality money
                             market securities.
-----------------------------------------------------------------------------
Premier Growth Equity        Objective of providing       GE Asset Management
Fund                         long-term growth of capital  Incorporated
                             as well as future (rather
                             than current) income by
                             investing primarily in
                             growth-oriented equity
                             securities.
-----------------------------------------------------------------------------

                                                             Adviser (and Sub-
Investment Subdivision                                          Adviser, as
Investing In                    Investment Objective            applicable)
-------------------------------------------------------------------------------
S&P 500 Index Fund/2/       Objective of providing          GE Asset Management
                            capital appreciation and        Incorporated
                            accumulation of income that     (Subadvised by
                            corresponds to the              State Street Global
                            investment return of the        Advisers)
                            Standard & Poor's 500
                            Composite Stock Price Index
                            through investment in
                            common stocks comprising
                            the Index.
-------------------------------------------------------------------------------
Small-Cap Value Equity      Objective of providing          GE Asset Management
Fund                        long-term growth of capital     Incorporated
                            by investing primarily in       (Subadvised by
                            equity securities of small      Palisade Capital
                            cap undervalued U.S.            Management, L.L.C.)
                            companies that have solid
                            growth prospects.
-------------------------------------------------------------------------------
U.S. Equity Fund            Objective of providing          GE Asset Management
                            long-term growth of capital     Incorporated
                            through investments
                            primarily in equity
                            securities of U.S.
                            companies.
-------------------------------------------------------------------------------
Value Equity Fund           Objective of providing          GE Asset Management
                            long-term growth of capital     Incorporated
                            and future income. Pursues
                            investments in equity
                            securities of large
                            undervalued U.S. companies
                            that have solid growth
                            prospects.
-------------------------------------------------------------------------------
JANUS ASPEN SERIES

Aggressive Growth           Non-diversified portfolio       Janus Capital
Portfolio                   pursuing long-term growth       Corporation
                            of capital./1/ Pursues this
                            objective by normally
                            investing at least 50% of
                            its assets in equity
                            securities issued by
                            medium-sized companies.
-------------------------------------------------------------------------------

 /2/"Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill
    Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard and Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this Fund or the Policy.

                                                             Adviser (and Sub-
Investment Subdivision                                          Adviser, as
Investing In                     Investment Objective           applicable)
------------------------------------------------------------------------------
Balanced Portfolio           Seeks long term growth of      Janus Capital
                             capital. Pursues this          Corporation
                             objective consistent with
                             the preservation of capital
                             and balanced by current
                             income. Normally invests
                             40-60% of its assets in
                             securities selected
                             primarily for their growth
                             potential and 40-60% of its
                             assets in securities
                             selected primarily for
                             their income potential.
------------------------------------------------------------------------------
Capital Appreciation         Non-diversified portfolio      Janus Capital
Portfolio                    pursing long-term growth of    Corporation
                             capital./1/ Pursues this
                             objective by investing
                             primarily in common stocks
                             of companies of any size.
------------------------------------------------------------------------------
Global Life Sciences         Invests primarily in equity    Janus Capital
Portfolio                    securities of U.S. and         Corporation
                             foreign companies selected
                             for their growth potential.
                             Normally invests at least
                             65% of its total assets in
                             securities of companies
                             that the portfolio manager
                             believes have a life
                             science orientation.
------------------------------------------------------------------------------
Global Technology            Invests primarily in equity    Janus Capital
Portfolio                    securities of U.S. and         Corporation
                             foreign companies selected
                             for their growth potential.
                             Under normal circumstances,
                             it invests at least 65% of
                             its total assets in
                             securities of companies
                             that the portfolio manager
                             believes will benefit
                             significantly from advances
                             or improvements in
                             technology.
------------------------------------------------------------------------------
Worldwide Growth Portfolio   Seeks long-term capital        Janus Capital
                             growth in a manner             Corporation
                             consistent with the
                             preservation of capital.
                             Pursues this objective by
                             investing in a diversified
                             portfolio of common stocks
                             of foreign and domestic
                             issuers of all sizes.
                             Normally invests in at
                             least five different
                             countries including the
                             United States.
------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE
TRUST

MFS(R) Growth Series         Seeks to provide long-term     Massachusetts
                             growth of capital and          Financial Services
                             future income rather than      Company ("MFS(R)")
                             current income.
------------------------------------------------------------------------------
MFS(R) Growth With Income    Seeks to provide reasonable    Massachusetts
Series                       current income and long-       Financial Services
                             term growth of capital and     Company ("MFS(R)")
                             income.
------------------------------------------------------------------------------
MFS(R) New Discovery         Seeks capital appreciation.    Massachusetts
Series                       Pursues this objective by      Financial Services
                             investing at least 65% of      Company ("MFS(R)")
                             its total assets in equity
                             securities of emerging
                             growth companies.

                                                             Adviser (and Sub-
Investment Subdivision                                          Adviser, as
Investing In                      Investment Objective          applicable)
------------------------------------------------------------------------------
MFS(R) Utilities Series       Seeks capital growth and      Massachusetts
                              current income. Purses this   Financial Services
                              objective by investing at     Company ("MFS(R)")
                              least 65% of its total
                              assets in equity and debt
                              securities of domestic and
                              foreign companies in the
                              utilities industry.
------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT
FUNDS

Global Securities Fund/VA     Seeks long-term capital       OppenheimerFunds,
                              appreciation by investing a   Inc.
                              substantial portion of
                              assets in securities of
                              foreign issuers, "growth-
                              type" companies, cyclical
                              industries and special
                              situations that are
                              considered to have
                              appreciation possibilities.
                              It invests mainly in common
                              stocks of U.S. and foreign
                              issuers.
------------------------------------------------------------------------------
Main Street Growth &          Seeks high total return,      OppenheimerFunds,
Income Fund/VA                which includes growth in      Inc.
                              the value of its shares as
                              well as current income,
                              from equity and debt
                              securities. The Fund
                              invests mainly in common
                              stocks of U.S. companies.
------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE
TRUST

Foreign Bond Portfolio        Non-diversified portfolio     Pacific Investment
                              seeking to maximize total     Management Company
                              return,/1/ consistent with
                              preservation of capital and
                              prudent investment
                              management. This fund
                              primarily invests in
                              intermediate maturity
                              hedged foreign fixed income
                              securities.
------------------------------------------------------------------------------
High Yield Bond Portfolio     Seeks to maximize total       Pacific Investment
                              return, consistent with       Management Company
                              preservation of capital and
                              prudent investment
                              management. Primarily
                              invests in higher yielding
                              fixed income securities
                              (also known as "junk bonds").
------------------------------------------------------------------------------
Long-Term U.S. Government     Seeks to maximize total       Pacific Investment
Bond Portfolio                return, consistent with the   Management Company
                              preservation of capital and
                              prudent investment
                              management. Primarily
                              invests in long-term
                              maturity fixed income
                              securities.
------------------------------------------------------------------------------
Total Return Bond             Seeks to maximize total       Pacific Investment
Portfolio                     return consistent with        Management Company
                              preservation of capital and
                              prudent investment
                              management. Primarily
                              invests in intermediate
                              maturity fixed income
                              securities.
------------------------------------------------------------------------------

                                                           Adviser (and Sub-
Investment Subdivision                                        Adviser, as
Investing In                     Investment Objective         applicable)
-----------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND,
INC.

Equity Portfolio             Seeks capital appreciation   Prudential
                             by primarily investing in    Investments Fund
                             common stocks of major       Management LLC
                             established corporations as  (Subadvised by
                             well as smaller companies    Jennison Associates
                             using a blend of investment  LLC, GE Asset
                             styles. A portion of the     Management, Inc.,
                             Portfolio's assets may be    Salomon Brothers
                             invested in short,           Asset Management,
                             intermediate or long term    Inc.
                             debt obligations, including
                             convertible and
                             nonconvertible preferred
                             stock and other equity-
                             related securities. Up to
                             5% of these holdings may be
                             rated below investment
                             grade, which are commonly
                             referred to as "junk
                             bonds".
-----------------------------------------------------------------------------

Prudential Jennison          Seeks long-term growth of    Prudential
Portfolio                    capital by investing         Investments Fund
                             primarily in equity          Management LLC
                             securities of major,         (Subadvised by
                             established corporations     Jennison Associates
                             that it believes offer       LLC)
                             above-average growth
                             prospects.
-----------------------------------------------------------------------------

SP Jennison International    Seeks long-term growth of    Prudential
Growth Portfolio             capital by investing in the  Investments Fund
                             common stock of large and    Management LLC
                             medium-sized foreign         (Subadvised by
                             companies. Under normal      Jennison Associates
                             circumstances, the           LLC)
                             Portfolio invests at least
                             65% of its total assets in
                             common stock of foreign
                             companies operating or
                             based in at least five
                             different countries.
-----------------------------------------------------------------------------

SP Prudential U.S.           Seeks long-term growth of    Prudential
Emerging Growth Portfolio    capital. The Portfolio       Investments Fund
                             normally invests at least    Management LLC
                             65% of its total assets in   (Subadvised by
                             equity securities of small   Jennison Associates
                             and medium-sized U.S.        LLC)
                             companies with the
                             potential for above-average
                             growth. The Portfolio also
                             may use derivatives for
                             hedging or to improve the
                             Portfolio's returns.
-----------------------------------------------------------------------------
RYDEX VARIABLE TRUST

OTC Fund/3/                  Non-diversified fund seeks   Rydex Global
                             to provide investment        Advisors
                             results that correspond to
                             a benchmark for over-the-
                             counter securities that
                             invest primarily in
                             securities of companies
                             included in NASDAQ 100
                             Index(TM)./1/
-----------------------------------------------------------------------------

 /3/The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

Not all of these portfolios may be available in all states or in all markets.

We will purchase shares of the portfolios at net asset value and direct them to the appropriate Investment Subdivisions of Account 4. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay Death Benefits and surrender/partial surrender proceeds, to make income payments, or for other purposes described in the Policy. We automatically reinvest all dividend and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in unit values.

Shares of the portfolios are not sold directly to the general public. They are sold to the Company and they may also be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the Funds.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of Account 4 and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant. We will also receive service share fees from certain of the portfolios. These fees are deducted from portfolio assets, and are for the administrative services we provide to those portfolios. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the Policies, will receive 12b-1 fees deducted from certain portfolio assets for providing distribution and shareholder support services to some of the portfolios. Because service share fees and 12b-1 fees are paid out of a portfolio assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.

CHANGES TO ACCOUNT 4 AND THE INVESTMENT SUBDIVISIONS

We reserve the right, within the law, to make additions, deletions and substitutions for the Funds and/or any portfolios within the Funds in which Account 4 participates. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the Policy.

This substitution might occur if shares of a portfolio should no longer be available, or if investment in any portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the Policy. The new portfolio may have higher fees and charges than the ones they replaced. No substitution of the shares attributable to your Policy may take place without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Investment Subdivisions, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Investment Subdivisions if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate an Investment Subdivision without prior notice to you and before approval of the SEC. Not all Investment Subdivisions may be available to all classes of Policies.

If permitted by law, we may deregister Account 4 under the 1940 Act in the event such registration is no longer required; manage Account 4 under the direction of a committee; or combine Account 4 with other separate accounts of the Company. Further, to the extent permitted by applicable law, we may transfer the assets of Account 4 to another separate account.

The Guarantee Account

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement.

You may allocate some or all of your net premium payments and transfer some or all of your Account Value to the Guarantee Account. We credit the portion of the Account Value allocated to the Guarantee Account with interest (as described below). Account Value in the Guarantee Account is subject to some, but not all, of the charges we assess in connection with the Policy. See Charges and Other Deductions.

Each time you allocate net premium payments or transfer Account Value to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time.

At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period for one year will commence for the remaining portion of that particular allocation.

We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of Account Value under the Policies. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account, or any portion thereof. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your Policy.

We will notify Owners in writing at least 10 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Investment Subdivisions subject to certain restrictions. See Transfers Before the Maturity Date. During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

We reserve the right to credit bonus interest on premium payments allocated to the Guarantee Account participating in the Dollar-Cost Averaging Program. (This may not be available to all classes of policies.)

Charges and Other Deductions

All of the charges described in this section apply to Account Value allocated to Account 4. Account Value in the Guarantee Account is subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Policies. We incur certain costs and expenses for the distribution and administration of the Policies and for providing the benefits payable thereunder. Our administrative services include:

 .  processing applications for and issuing the Policies;

 .  maintaining records;

 .  administering annuity payouts;

 . furnishing accounting and valuation services (including the calculation and monitoring of daily Investment Subdivision values);

 .  reconciling and depositing cash receipts;

 .  providing Policy confirmations and periodic statements;

 .  providing toll-free inquiry services; and

 .  furnishing telephone and internet transaction services.

The risks we assume include:

 .  the risk that the Death Benefits will be greater than the Surrender Value;

 . the risk that the actual life-span of persons receiving income payments under the Policy will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Policy and cannot be changed);

 . the risk that more Owners than expected will qualify for waivers of the surrender charges; and

 . the risk that our costs in providing the services will exceed our revenues from Policy charges (which cannot be changed by us).

We designed the 4% Bonus Credit feature as part of the overall sales load structure for the policies. When the policies were designed, our pricing actuaries set the bonus credit level and the level of the surrender charge to reflect the overall level of sales load and distribution expenses associated with the policies. Although there is no specific charge for the Bonus Credit, we may use a portion of the surrender charge and mortality and expense charge to help recover the cost of providing the Bonus Credit under the Policy. We may realize a profit from this feature.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge (except as described below) on partial and full surrenders of premium payments. You pay this charge to compensate us for the losses we experience on Policy distribution costs when Owners surrender or partially surrender.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Investment Subdivisions. However, if there is no Account Value in Account 4, we will deduct the charge proportionally from all monies in the Guarantee Account. The surrender charge is as follows:

                                                           Surrender charge
          Number of full and                              as a percentage of
       partially completed years                          the surrendered or
         since we received the                           partially surrendered
            premium payment                                 premium payment
      -------------------------------------------------------------------------
                 Year                                         Percentage
                 ----                                         ----------
                   1                                             8%
                   2                                             8%
                   3                                             7%
                   4                                             6%
                   5                                             5%
                   6                                             4%
                   7                                             3%
                   8                                             2%
               9 or more                                         0%
      ------------------------------------------------------------------------

We do not assess the surrender charge on surrenders:

 .  of amounts representing gain (as defined below);

 .  of free withdrawal amounts (as defined below);

 . if taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5;

 .  if a waiver of surrender charge provision applies; or

 .  if taken upon the death of the Annuitant.

You may withdraw any gain in your Policy free of any surrender charge. We calculate gain in the Policy as: (a) plus (b) minus (c) minus (d), but not less than zero where:

(a) is the Account Value on the Valuation Day we receive your surrender request;

(b) is the total of any partial surrenders previously taken;

(c) is the total of premium payments made; and

(d) is the total of any gain previously surrendered.

In addition to any gain, you may withdraw an amount equal to 10% of your total premium payments each Policy year without a surrender charge (the "free withdrawal amount"). The free withdrawal amount is not cumulative from Policy year to Policy year.

Further, we will waive the surrender charge if you annuitize under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See Optional Payment Plans.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the Policy (provided the confinement began, or the illness was diagnosed, at least one year after the Policy Date). If you surrender the Policy under the terminal illness waiver, please remember that we will pay your Account Value, which could be less than the Death Benefit otherwise available. The terms and conditions of the waivers are set forth in your Policy.

DEDUCTIONS FROM ACCOUNT 4

We deduct from Account 4 an amount, computed daily, at an annual rate of 1.55% of the daily net asset value. The charge consists of an administrative expense charge at an effective annual rate of .25% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from Account 4 are reflected in your Account Value.

OTHER CHARGE

Optional Guaranteed Minimum Death Benefit Charge

We charge you for expenses related to the optional Guaranteed Minimum Death Benefit ("GMDB"). We deduct this charge against the Account Value in Account 4 at each anniversary and at full surrender to compensate us for the increased risks and expenses associated with providing the GMDB. We will allocate the annual optional GMDB charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If the Guarantee Account is available under the Policy and the Account Value in Account 4 is not sufficient to cover the charge for the optional GMDB, we will deduct the charge first from the Account Value in Account 4, if any, and then from the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At full surrender, we will charge you a pro-rata portion of the annual charge.

For the optional GMDB, we guarantee that this charge will never exceed an annual rate of 0.35% of the prior Policy year's average Guaranteed Minimum Death Benefit. We currently charge .25%.

Charges for the Optional Enhanced Death Benefit

We charge you for expenses related to the optional enhanced Death Benefit ("OEDB"). At the beginning of each Policy year after the first, we deduct this charge against the average of the Account Value at the beginning of the previous Policy year and the Account Value at the end of the previous Policy year. At surrender, the charge is made against the average of the Account Value at the beginning of the current Policy year and the Account Value at surrender. The charge at surrender will be a pro rata portion of the annual charge. We guarantee that this charge will never exceed an annual rate of .35% times the prior year's average Account Value (however, we currently charge .20%). We will allocate the annual charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If the Guarantee Account is available under the Policy and the Account Value in Account 4 is not sufficient to cover the charge, we will deduct the charge first from the Account Value in Account 4, if any, and then from the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time).

Policy Maintenance Charge

We will deduct an annual charge of $25 from the Account Value of each Policy to compensate us for certain administrative expenses incurred in connection with the Policies. We will deduct the charge at each Policy anniversary and at full surrender. We will waive this charge if your Account Value at the time of deduction is at least $10,000.

We will allocate the annual policy maintenance charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If there is insufficient Account Value allocated to Account 4, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all monies in the Guarantee Account. Other allocation methods may be available upon request.

Deduction for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from Account Value when incurred or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3%.

Other Charges and Deductions

Each portfolio incurs certain fees and expenses. To pay for these charges, the portfolio makes deductions from its assets. The deductions are described more fully in each Fund's prospectus.

In addition, we reserve the right to impose a transfer charge of up to $10 per transfer. This charge is at cost with no profit to us.

Additional Information

We may reduce or eliminate the administrative expense and surrender charges described previously for any particular Policy. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or (4) any other circumstances which reduce distribution or administrative expenses. We will state the exact amount of administrative expense and surrender charges applicable to a particular Policy in that Policy.

We may also reduce charges and/or deductions for sales of the Policies to registered representatives who sell the Policies to the extent we realize savings of distribution and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

The Policy

The Policy is an individual flexible deferred variable annuity policy. We describe your rights and benefits below and in the Policy. There may be differences in your Policy (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your Policy. We will include any such differences in your Policy.

PURCHASE OF THE POLICY

If you wish to purchase a Policy, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a Policy. We then send the Policy to you through your sales representative. See Distribution of the Policies.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your premium payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial premium payment within two business days. (We will apply any subsequent premium payments on the Valuation Day they are received.)

To apply for a Policy, you must be of legal age in a state where we may lawfully sell the Policies and also be eligible to participate in any of the qualified or non-qualified plans for which we designed the Policies. The Annuitant cannot be older than age 80, unless we approve a different age.

This Policy may be used with certain tax qualified retirement plans. The Policy includes attributes such as tax deferral on accumulated earnings. Qualifiedretirement plans provide their own tax deferral benefit; the purchase of this Policy does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this Policy through a qualified plan, you should consider purchasing this Policy for its Death Benefit, income benefits, and other non-tax-related benefits. Please consult a tax advisor for information specific to your circumstances in order to determine whether the Policy is an appropriate investment for you.

OWNERSHIP

As Owner, you have all rights under the Policy, subject to the rights of any irrevocable beneficiary. According to Virginia law, the assets of Account 4 are held for the exclusive benefit of all Owners and their Designated Beneficiaries. Qualified Policies may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.

If you name a Joint Owner in the application, we will treat the Joint Owners as having equal undivided interests in the Policy. All Owners must together exercise any ownership rights in this Policy.

PREMIUM PAYMENTS

You may make premium payments at a frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made or, if stopped, resumed at any time until the Maturity Date, the surrender of the Policy, or the death of the Owner (or Joint Owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason.

The minimum initial premium payment is $10,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $1,000 for Non-Qualified Policies ($200 in the case of certain bank drafts), $50 for IRA Policies, and $100 for other Qualified Policies. Different limits and other restrictions may apply.

VALUATION DAY

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m., New York time) for each day the New York Stock Exchange is open except for days on which a Fund does not value its shares (Valuation Day). If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PREMIUM PAYMENTS

We place net premium payments into the Separate Account's Investment Subdivisions, each of which invests in shares of a corresponding portfolio of the Funds, and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to up to ten Investment Subdivisions plus the Guarantee Account at any one time.

The percentage of any premium payment which you can put into any one Investment Subdivision or guarantee period must be a whole percentage. Upon allocation to the appropriate Investment Subdivisions we convert net premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Investment Subdivision by the value of an Accumulation Unit for that Investment Subdivision on the Valuation Day on which we receive the premium payment at our Home Office if received before 4:00 p.m., New York time. If we receive the premium payment at or after 4:00 p.m., New York time, we will use the Accumulation Unit value computed on the next Valuation Day. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the portfolio's investments perform, but also upon the charges of Account 4 and the fees and expenses of each portfolio.

We will determine the value of your initial premium payment no later than two business days after we received your completed application and all other information necessary for processing your purchase order. We will determine the value of any subsequent premium payments you make as of the end of the Valuation Period during which we receive the premium payments.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice in writing or by phoning us at our Home Office. The new allocation will apply to any premium payments made after we receive notice of the change.

BONUS CREDITS

For most Policies, we will add a Bonus Credit to each premium payment we receive. (The Bonus Credit is referred to as an "enhanced premium amount" in your Policy). We fund this credit from our General Account. For each premium payment you make, we will add 4% of that premium payment to your Account Value, provided the Annuitant was age 80 or younger when we issued the Policy. For Annuitants age 81 or older at the time of issue, we will not pay any Bonus Credits. We apply the Bonus Credits when we apply your premium payment to your Account Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. We do not consider Bonus Credits as "premium payments" for purposes of the Policy. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the Bonus Credit may exceed the sum of the Bonus Credit and any related earnings. You should consider this possibility before purchasing the Policy.

VALUATION OF ACCUMULATION UNITS

We value Accumulation Units for each Investment Subdivision separately. Initially, we arbitrarily set the value of each Accumulation Unit at $10.00. Thereafter, the value of an Accumulation Unit in any Investment Subdivision for a Valuation Period equals the value of an Accumulation Unit in that Investment Subdivision as of the preceding Valuation Period multiplied by the net investment factor of that Investment Subdivision for the current Valuation Period.

The net investment factor is an index used to measure the investment performance of an Investment Subdivision from one Valuation Period to the next. The net investment factor for any Investment Subdivision for any Valuation Period reflects the change in the net asset value per share of the portfolio held in the Investment Subdivision from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Investment Subdivision. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Investment Subdivision.

Transfers

TRANSFERS BEFORE THE MATURITY DATE

Before the earliest of the surrender of the Policy, payment of any Death Benefit, or the Maturity Date, you may transfer all or a portion of your investment between and among the Investment Subdivisions of Account 4 and the Guarantee Account, subject to certain conditions. For this reason, there may be limitations placed on multiple transfer request made at different times during the same Valuation Period involving the same Investment Subdivision of the Account 4 or the Guarantee Account. We process transfers among the Investment Subdivisions of Account 4 and between the Investment Subdivisions and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request at our Home Office. For this reason, there may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Investment Subdivision of Account 4 or the Guarantee Account. We may postpone transfers to, from, or among the Investment Subdivisions of Account 4 under certain circumstances. See Requesting Payments.

We restrict transfers from any particular allocation in the Guarantee Account to an Investment Subdivision. Unless you are participating in the Dollar-Cost Averaging Program (see Dollar-Cost Averaging), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount which you may transfer to the Investment Subdivisions. However, for any particular allocation to the Guarantee Account, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Further, we may restrict certain transfers from the Investment Subdivisions to the Guarantee Account. We reserve the right to prohibit or limit transfers from an Investment Subdivision to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Investment Subdivision.

Currently, there is no other limit on the number of transfers between and among Investment Subdivisions of Account 4 and the Guarantee Account; however, we reserve the right to limit the number of transfers each calendar year to twelve, or if it is necessary for the Policy to continue to be treated as an annuity policy by the Internal Revenue Service, a lower number. Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Investment Subdivision or interest rate guarantee period if the transfer will leave a balance of less than $100.

Sometimes, we may not honor your transfer request. We may not honor your transfer request if:

(i) any Investment Subdivision that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Investment Subdivision invests;

(ii) the transfer is a result of more than one trade involving the same Investment Subdivision within a 30 day period; or

(iii)  the transfer would adversely affect Accumulation Unit values.

We also may not honor transfers made by third parties. See Transfers by Third Parties.

When thinking about a transfer of Account Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

TELEPHONE/INTERNET TRANSACTIONS

You may make certain requests under your Policy by calling or electronically contacting us provided we received your prior written authorization at our Annuity Customer Service Center. Such requests include requests for transfers and changes in premium payment allocations, dollar-cost averaging, and portfolio rebalancing.
We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others,

 . requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone/internet instructions, . confirming the telephone/internet transaction in writing to you or a third party you authorized, and/or
 . tape recording telephone instructions, or retaining a record of your electronic request.

If we do not follow reasonable procedures we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit telephone and Internet transactions.

To request a telephone transaction, please call our Annuity Customer Service Line at 1-800-353-9910. To request an electronic transaction, please access our Universal Resource Locator ("URL") at http://www.GEFinancialService.com.

SPECIAL NOTE ON INTERNET RELIABILITY

Please note that the internet may not always be available. Any computer system, whether it is yours, your internet service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by calling or writing our Annuity Customer Service Center.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow the use of transfers by third parties whereby you give third parties the right to effect transfers on your behalf. However, when the same third party makes transfers for many Owners, the result can be simultaneous transfers involving large amounts of Account Value. Such transfers can disrupt the orderly management of the portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Policies, and the management of the Funds share this position. Therefore, as described in your Policy, we may limit or disallow transfers made by a third party.

DOLLAR-COST AVERAGING

The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Money Market Investment Subdivision and/or the Guarantee Account to any combination of other Investment Subdivisions (as long as the total number of Investment Subdivisions used does not exceed the maximum number allowed under the Policy). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.

You may participate in the dollar-cost averaging program by electing it on your application; or by contacting an authorized sales representative or our Annuity Customer Service Line at 1-800-352-9910 and completing the dollar-cost averaging agreement. To use the program, you must transfer at least $100 from the Money Market Subaccount and/or interest rate guarantee period with each transfer.

The dollar-cost averaging will begin 30 days after we receive your instructions and any necessary purchase payment unless we allow an earlier date. We will discontinue your participation in the dollar-cost averaging program:

 . on the business day we receive your written, telephoned or faxed assuming we have your telephone authorization form on file) request to discontinue the program; and


 . when the value of the Money Market Subaccount and/or interest rate guarantee period from which transfers are being made is depleted.

If you dollar-cost average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer.


We reserve the right to transfer any remaining portion of an allocation used for dollar-cost averaging to a Guarantee Account with a new interest rate guarantee period upon termination of the dollar-cost averaging program for that allocation.

There is no additional charge for dollar-cost averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the maximum number of transactions we may allow in a calendar year.

We reserve the right to discontinue offering or to modify the dollar-cost averaging program at any time and for any reason. We also reserve the right to prohibit simultaneous dollar-cost averaging and systematic withdrawals.

PORTFOLIO REBALANCING PROGAM

Once you have allocated your money among the Investment Subdivisions, the performance of each Investment Subdivision may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual, or annual basis) your Account Value among the Investment Subdivisions to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages. Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, portfolio rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering or to modify the portfolio rebalancing program at any time and for any reason. We also reserve the right to exclude Investment Subdivisions from portfolio rebalancing. Portfolio rebalancing does not guarantee a profit or protect against a loss.

Surrenders

SURRENDERS AND PARTIAL SURRENDERS

Subject to the rules discussed below, we will allow the surrender of the Policy or a withdrawal of a portion of the Account Value at any time before the Maturity Date upon your written request.

We will not permit a partial surrender that is less than $100 or that reduces Account Value to less than $1,000. If your partial surrender request would reduce Account Value to less than $1,000, we will surrender your Policy in full. Different limits and other restrictions may apply to qualified retirement plans.

The amount payable on full surrender of the Policy is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals the Account Value (after deduction of any policy maintenance charge) on the date we receive a request for surrender less any applicable surrender charge, GMDB charge, and less any applicable premium tax. We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the Policy, based on your instructions.

You may indicate, in writing or by calling the Annuity Customer Service Line, from which Investment Subdivisions or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Investment Subdivisions of Account 4 on a pro-rata basis in proportion to the Account Value in Account 4. We then will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

Please remember that a partial surrender will reduce the Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced Account Value.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN POLICIES

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program (ORP) to withdraw their interest in a variable annuity policy issued under the ORP only upon (i) termination of employment in the Texas public institutions of higher education, (ii) retirement, (iii) death, or (iv) the participant's attainment of age 70 1/2. Accordingly, before we distribute any amounts from these Policies, you must furnish us proof that one of these four events has occurred.

SYSTEMATIC WITHDRAWALS

The systematic withdrawal program allows you to take systematic withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the Policy Date (unless we allow an earlier date). To participate in the program, you must complete our systematic withdrawal form. You can obtain the form from an authorized sales representative or our Annuity Customer Service Center.

Your systematic withdrawals in a Policy year may not exceed the amount which is not subject to a surrender charge. You may provide specific instructions as to how we are to take the systematic withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by first taking on a pro-rata basis Accumulation Units from all of the Investment Subdivisions in which you have an interest. To the extent that your Account Value in Account 4 is not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any Account Value you have in the Guarantee Account to accomplish the withdrawal.

After your systematic withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

 . you may request only one such change in a calendar quarter; and

 . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of systematic withdrawals, then you may increase the remaining payments up to the maximum amount.

A systematic withdrawal program will terminate automatically when a systematic withdrawal would cause the remaining Account Value to be less than $10,000. If a systematic withdrawal would cause the Account Value to be less than $10,000, then we will not process that systematic withdrawal transaction. You may discontinue systematic withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum.

When you consider systematic withdrawals, please remember that each systematic withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% Federal penalty tax on systematic withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and withdrawals under a systematic withdrawal program will count toward the limit of the amount that you may withdraw in any Policy year free under the free withdrawal privilege. (See Surrender Charge)

We reserve the right to prohibit simultaneous systematic withdrawals and dollar-cost averaging. We also reserve the right to discontinue and/or modify the systematic withdrawal program upon 30 days written notice to Owners.

The Death Benefit

DEATH BENEFIT AT DEATH OF ANNUITANT BEFORE MATURITY DATE

If the Annuitant dies before income payments begin, regardless of whether the Annuitant is also an Owner or Joint Owner of the Policy, the amount of proceeds available is the Death Benefit (which may be referred to in our marketing materials as the "Annual EstateProtector"). Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the Death Benefit in accordance with your instructions, subject to distribution rules and termination of policy provisions described elsewhere.

We offer three Death Benefits -- the basic Death Benefit, the optional enhanced Death Benefit, and the optional Guaranteed Minimum Death Benefit.

BASIC DEATH BENEFIT

The basic Death Benefit varies based on the Annuitant's age at issue and at death. Under the basic Death Benefit, if the Annuitant dies before the Policy anniversary when he or she reaches age 81:

 . During the initial one-year Death Benefit Period, as shown in the policy data pages, the Death Benefit will be the greater of items (a) and (b), where:

 (a) is the Account Value as of the date we receive due proof of death; and

 (b) is the total premium payments we received adjusted for any applicable premium tax and partial surrender.

 . During any subsequent one-year Death Benefit Period, as shown in the policy data pages, the Death Benefit will be the greatest of items (a), (b), and
  (c), where:

 (a) is the Account Value as of the date we receive due proof of death;

 (b) is the total premium payments we received adjusted for any applicable premium tax and partial surrender; and

 (c) is the Death Benefit on the last day of the preceding Death Benefit period, plus any premium payments we received since then, adjusted for any applicable premium tax and partial surrender.

If the death occurs on or after the Policy anniversary the Annuitant reaches age 81,

 . If the deceased Annuitant was age 80 or younger on the Policy Date, the Death
  Benefit will be the greatest of items (a), (b), and (c), where:

 (a) is the Account Value as of the date we receive due proof of death;

 (b) is the total premium payments we received adjusted for any applicable premium tax and partial surrender; and

 (c) is the Death Benefit on the last day of the final Death Benefit Period ending on or before the Policy anniversary the Annuitant reaches age 80, plus any premium payments we received since then, adjusted for any applicable premium tax and partial surrender.

 . If the deceased Annuitant was age 81 or older on the Policy Date, the Death
  Benefit will be the Account Value as of the date we receive due proof of death.

We will adjust the basic Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges) reduces Account Value.

Example: Assuming an Owner: (i) purchases a Policy for $100,000; (ii) makes no additional premium payments and no partial surrenders; (iii) is not subject to premium taxes; and (iv) the Annuitant's age is 70 on the Policy Date then:

Annuitant's              End of                         Account                          Basic Death
    Age                   Year                           Value                             Benefit
----------------------------------------------------------------------------------------------------
     71                     1                           $103,000                          $103,000
     72                     2                           $110,000                          $110,000
     73                     3                           $ 80,000                          $110,000
     74                     4                           $120,000                          $120,000
     75                     5                           $130,000                          $130,000
     76                     6                           $150,000                          $150,000
     77                     7                           $160,000                          $160,000
     78                     8                           $130,000                          $160,000
     79                     9                           $ 90,000                          $160,000
     80                    10                           $170,000                          $170,000
     81                    11                           $140,000                          $170,000
     82                    12                           $190,000                          $190,000
     83                    13                           $150,000                          $170,000
----------------------------------------------------------------------------------------------------

The purpose of this example is to show how the basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the Policy.

Partial surrenders will reduce the basic Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced Account Value. For example:

                      Premium                           Account                           Basic Death
 Date                 Payment                            Value                              Benefit
-----------------------------------------------------------------------------------------------------
3/31/00               $10,000                           $10,000                             $10,000
3/31/08                                                  20,000                              20,000
3/31/09                                                  14,000                              20,000
-----------------------------------------------------------------------------------------------------

If a partial surrender of $7,000 is made on March 31, 2009, the basic Death Benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Account Value is reduced by 50% by the partial surrender ($14,000 to $7,000). This is true only if the basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Account Value on the date of the Annuitant's death. It also assumes that the Annuitant is younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the Policy.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT

If the Annuitant dies before income payments begin while the optional Guaranteed Minimum Death Benefit ("GMDB") is in effect, the Designated Beneficiary may elect the basic Death Benefit or the GMDB (we may refer to the GMDB in our marketing materials as the "Six Percent Estate ProtectorSM").

On the Policy Date, the GMDB equals the premium payment we received. At the end of each Valuation Period after such date, the GMDB is the lesser of (a) and
(b), where:

(a) is the total of all premium payments we received times two, adjusted for any partial surrenders made before or during that Valuation Period; and

(b) is the GMDB at the end of the preceding Valuation Period increased as specified below, plus any additional premium payments we received during the current Valuation Period, and less any adjustments for partial surrenders made during the current Valuation Period.

We will adjust the GMDB for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges) reduces Account Value.

We will calculate the increase for the Valuation Period by applying a factor (the "increase factor") to the GMDB at the end of the preceding Valuation Period. Until the anniversary on which the Annuitant attains age 80, for most Investment Subdivisions, we determine the increase factor for each Valuation Period at an effective annual rate of 6%. However, for those amounts invested in certain Investment Subdivisions shown on your Policy data pages (currently, this is only the Money Market Investment Subdivision), we calculate the increase factor as the lesser of:

 . the net investment factor of the Investment Subdivision (the net investment factor is an index applied to measure the investment performance of an Investment Subdivision from one Valuation Period to the next) for the Valuation Period, minus one; and

 . A factor for the Valuation Period equivalent to an effective annual rate of 6%.

With respect to the increase factor for amounts allocated to the Guarantee Account, we replace item (1) above with a factor for the Valuation Period equivalent to the credited rate(s) applicable to such amounts.

After the anniversary on which the Annuitant attains age 80, the increase factor will be zero.

You may only purchase the optional GMDB when you apply for your Policy. The GMDB is effective on the Policy Date and will remain in effect while the Policy is in force and before income payments begin, or until the Policy anniversary following the date we receive your request to terminate the benefit (if we receive your termination request within 30 days following a Policy anniversary, we will terminate the GMDB as of that Policy anniversary).

We charge you for the GMDB. Currently this charge is .25% of the prior year's average GMDB. We guarantee that this charge will not exceed .35% of the prior year's average GMDB. See Optional Guaranteed Minimum Death Benefit Charge.

The optional GMDB may not be available in all states or markets. In addition, to be eligible for this benefit, the Annuitant cannot be older than age 75 at the time of issue, unless we approve a different age.

OPTIONAL ENHANCED DEATH BENEFIT

The optional enhanced Death Benefit (which may be referred to as "GE Earning ProtectorSM" in our marketing materials) adds an extra feature to our basic Death Benefit and, if applicable, the optional GMDB.

The optional enhanced Death Benefit varies based on the age of the Annuitant at issue. Your optional enhanced Death Benefit will never be less than zero. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

If the Annuitant is, or if there is a Joint Annuitant, both the Annuitant and the Joint Annuitant are, age 70 or younger at issue, the optional enhanced Death Benefit equals 40% of (a) minus (b), where:

(a)  is the Account Value as of the date we receive due proof of death; and

(b)  is the sum of premiums paid and not previously surrendered.

The optional enhanced Death Benefit, in this case, cannot exceed 70% of premiums paid as adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months are not included in this calculation.

If the Annuitant, or if there is a Joint Annuitant, either the Annuitant or the Joint Annuitant are older than age 70 at issue, the optional enhanced Death Benefit equals 25% of (a) minus (b), where:

(a)  is the Account Value on the date we receive due proof of death; and

(b)  is the sum of premiums paid and not previously surrendered.

The optional enhanced Death Benefit, in the case immediately above, cannot exceed 40% of premiums paid as adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months are not included in this calculation.

Under both age scenarios listed above, we take partial surrenders first from gain. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

(a) is the Account Value on the date we receive your partial surrender request;

(b) is the total of all partial surrenders, excluding surrender charges, previously taken;

(c)  is the total of premiums paid; and

(d)  is the total of any gain previously surrendered.

You may only elect the optional enhanced Death Benefit when you apply for the Policy. Once elected, the benefit will remain in effect while your Policy is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the optional enhanced Death Benefit. Currently, this amount is .20% of the average of the Account Value at the beginning of the previous Policy year and the Account Value at the end of the previous Policy year. We guarantee that this charge will not exceed .35% of the average Account Value, as described above. See Charges for the Optional Enhanced Death Benefit.

The optional enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant or Joint Annuitant, if applicable, cannot be older than age 75 at the time of issue unless we approve a different age.

The purpose of the following example is to show how the optional enhanced Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the Policy. This example assumes a Policy is purchased with an Annuitant age 65 at the time of issue. No withdrawals are made prior to the death of the Annuitant.

                                                                         Optional
            Purchase        Policy                       Death           Enhanced
 Date       Payment         Value          Gain         Benefit        Death Benefit
------------------------------------------------------------------------------------
8/01/00     $100,000       $100,000             0       $100,000                0
8/01/15                     300,000       200,000        300,000          $70,000
------------------------------------------------------------------------------------

If the Annuitant's death and notification of the death occurs on 8/01/15, the optional enhanced Death Benefit will equal $70,000. This amount is determined by multiplying the "gain" ($200,000) by 40%, which results in an amount of $80,000. However, since the optional enhanced Death Benefit cannot exceed 70% of the premiums paid ($100,000), the payment in this scenario will be $70,000.

There are important things you should consider before you purchase the optional enhanced Death Benefit. These include:

 . The optional enhanced Death Benefit does not guarantee that any amounts under benefit will become payable at death. Market declines resulting in your Account Value being less than your premiums paid and not previously surrendered may result in no enhanced Death Benefit being payable.

 .  Once you purchase the optional enhanced Death Benefit, you cannot cancel it.
   This means that regardless of any changes in your circumstances, we will still assess the optional enhanced Death Benefit charges.

 . Please take advantage of the guidance of a qualified financial adviser in evaluating the optional enhanced Death Benefit option, as well as the other aspects of the Policy.

WHEN WE CALCULATE YOUR DEATH BENEFIT

We will calculate the basic Death Benefit, optional GMDB, and optional enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated Death Benefit will remain allocated to Account 4 and the Guarantee Account, according to your last instructions. This means that the calculated Death Benefit will fluctuate with the performance of the Investment Subdivisions in which you are invested.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE MATURITY DATE

General: In certain circumstances, Federal tax law requires that distributions be made under this Policy upon the first death of:

 .  an Owner or Joint Owner, or

 . the Annuitant if any Owner is a non-natural entity (such as a trust or corporation).

The discussion below describes the methods available for distributing the value of the Policy upon death.

Designated Beneficiary: At the death of any Owner (or Annuitant, if any Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the Designated
Beneficiary:

(1)  Owner or Joint Owners;

(2)  Primary beneficiary;

(3)  Contingent beneficiary; or

(4)  Owner's estate.

We then will treat the Designated Beneficiary as the sole Owner of the Policy. If there is more than one Designated Beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules: The distributions required by Federal tax law differ depending on whether the Designated Beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the Policy is owned by a non-natural entity).

 . Spouses -- If the Designated Beneficiary is the surviving spouse of the deceased person, we will continue the Policy in force with the surviving spouse as the new Owner. If the deceased person was an Annuitant, the surviving spouse will automatically become the new sole Annuitant. Any Joint Annuitant will be removed from the Policy. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In that case, the rules for non-spouses will apply. The Account Value on the date we receive due proof of death of the Annuitant will be set equal to the Death Benefit, including any optional enhanced Death Benefit on that date. Any increase in the Account Value will be allocated to the Investment Subdivisions using the premium payment allocation in effect at that time. Any Death Benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a Policy for the new Account Value on the date we received due proof of death. It will be based on the new Annuitant's age on the Policy Date, rather than the age of the previously deceased Annuitant. All other provisions will continue as if your spouse had purchased the Policy on the original Policy Date.

 . Non-Spouses -- If the Designated Beneficiary is not the surviving spouse of the deceased person, this Policy cannot be continued in force indefinitely. Instead, upon the death of any Owner (or Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit of) the Designated Beneficiary under one of the following payment choices:

 (1) Receive the Surrender Value in one lump sum payment upon receipt of due proof of death.

 (2) Receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining.

 (3) Apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the Designated Beneficiary or a period not exceeding the Designated Beneficiary's life expectancy.

If no choice is made by the Designated Beneficiary within 30 days following receipt of due proof of death, we will use payment choice 2 (payment of the entire Surrender Value of the Policy within 5 years of the date of death). Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the Designated Beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum payment of any Surrender Value still remaining to the person named by the Designated Beneficiary. If no person is so named, we will pay the Designated Beneficiary's estate.

Under payment choices 1 or 2, the Policy will terminate upon payment of the entire Surrender Value. Under payment choice 3, this Policy will terminate when we apply the Surrender Value to provide a monthly income benefit.

Amount of the proceeds: The amount of proceeds we will pay will, in part, vary based on the person who dies. We show the amount of the proceeds we will pay below.

         ---------------------------------------------
         Person who died               Proceeds Paid
         ---------------------------------------------
         Owner or Joint Owner          Surrender Value
         (who is not the Annuitant)
         ---------------------------------------------
         Owner or Joint Owner         Death Benefit
         (who is the Annuitant)
         ---------------------------------------------
         Annuitant                    Death Benefit
         ---------------------------------------------


Upon receipt of due proof of death, the Designated Beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF AN OWNER, JOINT OWNER, OR ANNUITANT AFTER INCOME PAYMENTS BEGIN

After the Maturity Date (including after income payments begin), if an Owner, Joint Owner, Annuitant or Designated Beneficiary dies while the Policy is in force, payments that are already being made under the Policy will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision in the Policy.

Income Payments

The Maturity Date is provided in your Policy, unless you change it after issue. You may change the Maturity Date to any date at least ten years after the date of the last premium payment. The Maturity Date cannot be a date later than the Policy anniversary on which the Annuitant reaches age 90, unless we approve a later date. To make a change, send written notice to our Home Office before the Maturity Date then in effect. If you change the Maturity Date, Maturity Date will then mean the new Maturity Date you selected. (Please note the following exception: Policies issued under qualified retirement plans provide for income payments to start at the date and under the option specified in the plan.)

We will pay a monthly income benefit to the Owner beginning on the Maturity Date if the Annuitant is still living. We will pay the monthly income benefit in the form of variable income payments similar to those described in Optional Payment Plan 1, Life Income with 10 Years Certain (automatic payment plan), using the sex and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your Policy, the settlement age may be less than the Annuitant's age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive the maturity value (that is, the Surrender Value of your Policy on the date immediately preceding the Maturity Date) in one lump sum (in which case we will cancel the Policy).

Under the Life Income with 10 Years Certain plan, if the Annuitant lives longer than ten years, payments will continue for his or her life. If the Annuitant dies before the end of ten years, we will discount the remaining payments for the ten year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in one sum.

The Policy also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis. You may use all or part of your Account Value to purchase an annuity.

If you elect fixed income payments, the guaranteed amount payable will earn interest at 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, your income payments, after the first payment, will reflect the investment experience of the Investment Subdivisions to which you allocated Account Value.

We will make annuity payments monthly unless you elect quarterly, semi-annual, or annual installments. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the maturity value in a lump sum. Upon making such a payment, we will have no future obligation under the Policy. Following are explanations of the optional payment plans available.

OPTIONAL PAYMENT PLANS

Plan 1 -- Life Income with Period Certain. This option guarantees periodic payments during a designated period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided. This plan is not available under Qualified Policies.

Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan.

Before the Maturity Date, you may change:

 . your Maturity Date to any date at least ten years after your last premium payment (however, the Maturity Date cannot be a date later than the Policy anniversary on which the Annuitant reaches age 90, unless we approve a later date);

 . your optional payment plan;

 . the allocation of your investment among the Investment Subdivisions; and

 . the Owner, Joint Owner, primary Beneficiary, contingent Beneficiary, and contingent Annuitant upon written notice to the Home Office if you reserved this right and the Annuitant is living.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Policy's Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

VARIABLE INCOME PAYMENTS

We will determine your variable income payments using:

1. The maturity value (which is the Surrender Value of the Policy on the date immediately preceding the Maturity Date);

2. The annuity tables contained in the Policy including the settlement age table;

3. The optional payment plan selected; and

4. The investment performance of the Investment Subdivisions selected.

To determine the amount of payment, we make this calculation:

1. First, we determine the dollar amount of the first income payment; then

2. we allocate that amount to the Investment Subdivisions according to your instructions; then

3. we determine the number of Annuity Units for each Investment Subdivision by dividing the amount allocated by the Annuity Unit Value seven days before the income payment is due; and finally

4. we calculate the value of the Annuity Units for each Investment Subdivision seven days before the income payment is due for each income payment thereafter.

To calculate your variable income payments, we need to make an assumption regarding the investment performance of the Investment Subdivisions you select. We call this your assumed investment rate. This rate is simply the total return, after expenses, you need to earn to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Investment Subdivisions is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Investment Subdivisions is greater than 3%, then the dollar amount of your income payments will increase.

TRANSFERS AFTER THE MATURITY DATE

If we are making variable income payments, the payee may change the Investment Subdivisions from which we are making the payments once each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. However, we reserve the right to limit the number of transfers if necessary for the Policy to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Investment Subdivision invests or if the transfer would adversely affect Account Value. If the number of Annuity Units remaining in an Investment Subdivision after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer.

We do not permit transfers between the Investment Subdivisions and the Guarantee Account after the Maturity Date.

Federal Tax Matters

INTRODUCTION

This part of the Prospectus discusses the Federal income tax treatment of the Policy. The Federal income tax treatment of the Policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not address all of the Federal income tax rules that may affect you and your Policy. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a Policy. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED POLICIES

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Policies. A Non-Qualified Policy is a Policy not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a section 401(k) plan.

Tax Deferral on Earnings. The Federal income tax law does not tax any increase in an Owner's Account Value until there is a distribution from the Policy. However, certain requirements must be satisfied in order for this general rule to apply, including:

 . An individual must own the Policy (or the tax law must treat the Policy as owned by an individual);

 . The investments of Account 4 must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

 . The Owner's right to choose particular investments for a Policy must be limited; and

 . The Policy's Maturity Date must not occur near the end of the Annuitant's life expectancy.

This part of the Prospectus discusses each of these requirements.

Policies not owned by an individual -- no tax deferral and loss of interest deduction: As a general rule, the Code does not treat a Policy that is owned by an entity (rather than an individual) as an annuity policy for Federal income tax purposes. The entity owning the Policy pays tax currently on the excess of the Account Value over the premiums paid for the Policy. Policies issued to a corporation or a trust are examples of Policies where the Owner pays current tax on the Policy's earnings.

There are several exceptions to this rule. For example, the Code treats a Policy as owned by an individual if the nominal owner is a trust or other entity that holds the Policy as an agent for an individual. However, this exception does not apply in the case of any employer that owns a Policy to provide deferred compensation for its employees.

In the case of a Policy issued after June 8, 1997 to a taxpayer that is not an individual, or a Policy held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the Owner pays tax on the annual increase in the Account Value. Entities that are considering purchasing the Policy, or entities that will benefit from someone else's ownership of a Policy, should consult a tax advisor.

Investments in Account 4 must be diversified: For a Policy to be treated as an annuity policy for Federal income tax purposes, the investments of a separate account such as Account 4 must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of Account 4 are adequately diversified. If Account 4 fails to comply with these diversification standards, the Owner could be required to pay tax currently on the excess of the Account Value over the premiums paid for the Policy.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that Account 4 will be considered "adequately diversified."

Restrictions on the extent to which an Owner can direct the investment of Account Values: Federal income tax law limits the Owner's right to choose particular investments for the Policy. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an Owner's right to allocate Account Values among the portfolios may exceed those limits. If so, the Owner would be treated as the owner of the assets of Account 4 and thus subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that the Treasury Department may issue or whether any such limits will apply to existing Policies. We therefore reserve the right to modify the Policy without the Owners' consent to attempt to prevent the tax law from considering the Owners as the owners of the assets of Account 4.

Age at which annuity payouts must begin: Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity policy provide for amortization, through annuity payouts, of the policy's premiums paid and earnings. If annuity payouts under the Policy begin or are scheduled to begin on a date past the Annuitant's 85th birthday, it is possible that the tax law will not treat the Policy as an annuity policy for Federal income tax purposes. In that event, the Owner would be currently taxable on the excess of the Account Value over the premiums paid for the Policy.

No Guarantees Regarding Tax Treatment: We make no guarantees regarding the tax treatment of any Policy or of any transaction involving a Policy. However, the remainder of this discussion assumes that your Policy will be treated as an annuity policy for Federal income tax purposes and that the tax law will not impose tax on any increase in your Account Value until there is a distribution from your Policy.

Withdrawals and Surrenders. A withdrawal occurs when you receive less than the total amount of the Policy's Surrender Value. In the case of a withdrawal, you will pay tax on the amount you receive to the extent your Account Value before the withdrawal exceeds your "investment in the policy." (This term is explained below.) This income (and all other income from your Policy) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the Policy's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the policy."

Your "investment in the policy" generally equals the total of your premium payments under the Policy, reduced by any amounts you previously received from the Policy that you did not include in your income.

Your Policy imposes mortality charges relating to the Death Benefit, including any optional GMDB Rider and/or OEDB Rider. It is possible that all or a portion of these charges could be treated as withdrawals from the Policy.

Assignments and Pledges. The Code treats any assignment or pledge (or agreement to assign or pledge) any portion of your Account Value as a withdrawal of such amount or portion.

Gifting a Policy. If you transfer ownership of your Policy -- without receiving a payment equal to your Policy's value -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Account Value to the extent it exceeds your "investment in the policy." In such a case, the new owner's "investment in the policy" will be increased to reflect the amount included in your income.

Systematic Withdrawals. In the case of systematic withdrawals, the amount of each withdrawal should be considered a distribution and taxed in the same manner as a withdrawal from the Policy.

Taxation of Annuity Payouts. The Code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the policy." The Company will notify you annually of the taxable amount of your annuity payout.

Pursuant to the code, you will pay tax on the full amount of your annuity payouts once you have recovered the total amount of the "investment in the policy." If annuity payouts cease because of the death of the Annuitant and before the total amount of the "investment in the policy" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The Owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age, such as age 80 or older.

Taxation of Death Benefits. We may distribute amounts from your Policy because of the death of an Owner, a Joint Owner, or an Annuitant. The tax treatment of these amounts depends on whether the Owner, Joint Owner, or Annuitant dies before or after the Policy's Maturity Date.

Before the Policy's Maturity Date:

 . If received under an annuity payout option, death benefits are taxed in the same manner as annuity payouts.

 . If not received under an annuity payout option, death benefits are taxed in the same manner as a withdrawal.

After the Policy's Maturity Date:

 . If received in accordance with the existing annuity payout option, death benefits are excludible from income to the extent that they do not exceed the unrecovered "investment in the policy." All annuity payouts in excess of the unrecovered "investment in the policy" are includible in income.

 . If received in a lump sum, the tax law imposes tax on death benefits to the extent that they exceed the unrecovered "investment in the policy" at that time.

Penalty Taxes Payable on Withdrawals, Surrenders, or Annuity Payouts. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Policy that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or annuity payouts that:

 . you receive on or after you reach age 59 1/2,

 . you receive because you became disabled (as defined in the tax law),

 . a beneficiary receives on or after the death of the Owner, or

 . you receive as a series of substantially equal periodic payments for the life
  (or life expectancy) of the taxpayer.

It is uncertain whether systematic withdrawals will qualify for this last exception. If they did, any modification of the systematic withdrawals, including additional partial withdrawals apart from the systematic withdrawals, could result in certain adverse tax consequences. In addition, a transfer between Investment Subdivisions may result in payments not qualifying for this exception.

Special Rules If You Own More Than One Policy. In certain circumstances, you must combine some or all of the Non-Qualified Policies you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example:

 . If you purchase a Policy offered by this Prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two policies as one policy.

 . If you purchase two or more deferred annuity policies from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one policy.

The effects of such aggregation are not clear. However, it could affect:

 . the amount of a surrender, a withdrawal or an annuity payout that you must include in income, and

 . the amount that might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

We also designed the Policies for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Policies issued to or in connection with a qualified retirement plan are called "Qualified Policies." We do not currently offer all of the types of Qualified Policies described, and may not offer them in the future. Prospective purchasers should contact our Home Office to learn the availability of Qualified Policies at any given time.

The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this Prospectus makes no attempt to provide more than general information about use of the Policy with the various types of qualified retirement plans. Persons intending to use the Policy in connection with a qualified retirement plan should obtain advice from a competent advisor.

Types of Qualified Policies. Some of the different types of Qualified Policies include:

 . Individual Retirement Accounts and Annuities ("Traditional IRAs")

 . Roth IRAs

 . Simplified Employee Pensions ("SEP's")

 . Savings Incentive Matched Plan for Employees ("SIMPLE plans" including
  "SIMPLE IRAs")

 . Public school system and tax-exempt organization annuity plans ("403(b) plans")

 . Qualified corporate employee pension and profit-sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

 . Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

 . Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans")

Terms of Qualified Plans and Qualified Policies. The terms of a qualified retirement plan may affect your rights under a Qualified Policy. When issued in connection with a qualified plan, we will amend a Policy as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policy. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the Policy, unless we consent.

The Death Benefit and Qualified Policies. Pursuant to IRS regulations, IRAs may not invest in life insurance policies. We do not believe that these regulations prohibit the Death Benefit, including that provided by any optional Death Benefit, from being provided under the Policies when we issue the Policies as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, the law is unclear and it is possible that the presence of the Death Benefit under a Policy issued as a Traditional IRA, a Roth IRA or a SIMPLE IRA could disqualify a contract and result in increased taxes to the Owner.

It is also possible that the Death Benefit could be characterized as an incidental death benefit. If the Death Benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a 403(b) plan. Even if the Death Benefit under the Policy were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance policy in connection with such plan.

Treatment of Qualified Policies Compared with Non-Qualified Policies. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Policies, many of the rules are different. For example:

 . The Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Policies until received.

 . The Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Policies. However, the Code does limit both the amount and frequency of premium payments made to Qualified Policies.

 . The Code does not allow a deduction for premium payments made for Non-
  Qualified Policies, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Policy.

The Federal income tax rules applicable to qualified plans and Qualified Policies vary with the type of plan and Policy. For example:

 . Federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified plan and the circumstances of the plan participant, e.g., the participant's compensation.

 . Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the Owner must begin receiving payments from the Policy in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA before death.

Amounts Received Under Qualified Policies. Amounts are generally subject to income tax: Federal income tax rules generally include distributions from a Qualified Policy in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the policy." Thus, under many Qualified Policies there will be no "investment in the policy" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied.

Additional Federal taxes may be payable in connection with a Qualified
Policy: For example, failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

Federal penalty taxes payable on distributions: The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Policy that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Policy you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

 . received on or after the Owner reaches age 59 1/2;

 . received on or after the Owner's death or because of the Owner's disability
  (as defined in the tax law);

 . received as a series of substantially equal periodic payments for the life
  (or life expectancy) of the taxpayer; or

 . received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Moving Money from One Qualified Policy or Qualified Plan to Another. Rollovers and Transfers: In many circumstances you may move money between Qualified Policies and qualified plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move funds between any Qualified Policy or plan and another Qualified Policy or plan.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or
(b) plans, H.R. 10 plans, and Qualified Policies used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans.) The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Policies or plans.

Prior to receiving an eligible rollover distribution from the Company, we will provide you with a notice explaining these requirements and how you can avoid 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Policy unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a withdrawal, surrender, or annuity payout, we will send you forms that explain the withholding requirements.

TAX STATUS OF THE COMPANY

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of Account 4. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by Account 4. The Company, therefore, does not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by Account 4, we may impose a charge against Account 4 to pay the taxes.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Voting Rights

As required by law, we will vote the portfolio shares held in Account 4 at meetings of the shareholders of the Funds. The voting will be done according to the instructions of Owners who have interests in any Investment Subdivisions which invest in the portfolios of the Funds. If the 1940 Act or any regulation under it should be amended, and if as a result we determine that we are permitted to vote the portfolios' shares in our own right, we may elect to do so.

We will determine the number of votes which you have the right to cast by applying your percentage interest in an Investment Subdivision to the total number of votes attributable to the Investment Subdivision. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in an Investment Subdivision for which we received no timely instructions in proportion to the voting instructions which we received for all Policies participating in that Investment Subdivision. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in an Investment Subdivision will receive proxy voting material, reports and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares. See Account 4 -- Investment Subdivisions.

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any Death Benefit, partial surrender, or surrender proceeds within seven days after receipt at our Home Office of all the requirements for such a payment. We will determine the amount as of the end of the Valuation Period during which our Home Office receives all such requirements.

We may delay making a payment, applying Account Value to a payment plan, or processing a transfer request if: (1) the disposal or valuation of Account 4's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC, by order, permits postponement of payment to protect our Owners. We also may defer making payments attributable to a check that has not cleared (which may take up to 15 days), and we may defer payment of proceeds from the Guarantee Account for a partial surrender, surrender, or transfer request for up to six months from the date we receive the request. The amount deferred will earn interest at a rate and for a time period not less than the minimum required in the jurisdiction in which we issued the Policy.

Distribution of the Policies

DISTRIBUTOR

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("Capital Brokerage") is the distributor and principal underwriter of the Policies. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 6630 W. Broad St., Richmond, Virginia 23230. Properly licensed registered representatives of both independent and affiliated broker-dealers (including our affiliate, Terra Securities Corporation) sell the Policies. These broker-dealers have selling agreements with Capital Brokerage and have been licensed by state insurance departments to represent us. Properly licensed registered representatives of Capital Brokerage also sell the Policies. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). We will offer the Policies in all states where we are licensed to do business.

COMMISSIONS

We pay commissions and other expenses associated with the promotion and sales of the Policies to broker/dealers. Broker/dealers may receive aggregate commissions of up to 6% of your aggregate premium payments.

Under certain circumstances broker/dealers may be paid a persistency trail commission which will take into account, among other things, the length of time purchase payments have been held under the Policy and Account Value. A trail commission is not anticipated to exceed, on an annual basis, 1.00% of the Account Value considered in connection with the trail commission. We may also pay override payments, expense allowances, bonuses, wholesaler fees and training allowances. Registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by us, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars and merchandise.

Capital Brokerage will receive 12b-1 fees assessed against some portfolios as compensation for providing certain distribution and shareholder support services to those portfolios.

Additional Information

OWNER QUESTIONS

The obligations to Owners under the Policies are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within the free-look period after you receive the Policy, you may cancel it for any reason by delivering or mailing it postage prepaid, to our Home Office, Annuity New Business, 6610 W. Broad Street, Richmond, Virginia 23230. If you cancel your Policy, it will be void, and we will send you a refund computed as of that date. Your refund will equal one of the following amounts:

(i) if your Account Value has increased or has stayed the same, your refund will equal your Account Value, minus any Bonus Credits, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned Policy;

(ii) if your Account Value has decreased, your refund will equal your Account Value, minus any Bonus Credits, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned Policy and plus any investment loss, including any charges made by the Funds, attributable to Bonus Credits as of the date we received the returned Policy; or

(iii) if greater than (i) or (ii) and required by the law of your state, your premium payments minus any withdrawals you previously made.

This means you receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge on your Policy refund.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to Account 4. At least once each year, we will send you a report showing information about your Policy for the period covered by the report. The report will show the Account Value in each Investment Subdivision. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying an Investment Subdivision to which you have allocated Account Value, as required by the 1940 Act. In addition, when you make premium payments, transfers, or partial surrenders, you will receive a written confirmation of these transactions.

OTHER INFORMATION

We have filed a registration statement with the SEC, under the Securities Act of 1933 as amended, for the Policies being offered here. This Prospectus does not contain all the information in the registration statement, its amendments and exhibits. Please refer to the registration statement for further information about Account 4, the Company, and the Policies offered. Statements in this Prospectus about the content of Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL MATTERS

The Company, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or Account 4.

Condensed Financial Information

Financial statements for Account 4 and consolidated financial statements for GE Life & Annuity (as well as the auditors' reports thereon) are in the Statement of Additional Information.

The Accumulation Unit Values and the number of accumulation units outstanding for each Investment Subdivision for the periods shown are as follows:

Information to be included in subsequent filing.

                          Accumulation Accumulation   No.of    Accumulation Accumulation   No. of
                          Unit Values  Unit Values    Units    Unit Values  Unit Values    Units
                             as of        as of       as of       as of        as of       as of
Funds                       1/02/01      12/31/00    12/31/00    1/03/00      12/31/99    12/31/99
-------------------------------------------------------------------------------------------------------
AIM Variable
Insurance Funds
 AIM V.I. Capital
  Appreciation Fund
 AIM V.I. Value Fund
Alliance Variable
Products Series
Fund, Inc./1/
 Growth and Income
  Portfolio --
   Class B Shares
 Premier Growth
  Portfolio --
   Class B Shares
 Quasar Portfolio --
   Class B Shares
Dreyfus
 Dreyfus Investment
  Portfolios -- Dreyfus
  Emerging Markets Fund
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc.
Federated Insurance
Series/2/
 Federated High Income
  Bond Fund II -- Service
  Shares
 Federated International
  Small Company Fund II
Fidelity Variable
Insurance Products Fund
(VIP)/3/
 VIP Equity-Income
  Portfolio -- Service
  Class 2 Shares
 VIP Growth Portfolio --
   Service Class 2 Shares
Fidelity Variable
Insurance Products
Fund II (VIP II)/4/
 VIP II Contrafund
  Portfolio --  Service
  Class 2 Shares
Fidelity Variable
Insurance Products Fund
III (VIP III)/5/
 VIP III Growth & Income
  Portfolio -- Service
  Class 2 Shares
GE Investments Funds, Inc./6/
 Mid-Cap Value Equity
  Fund                       10.85        10.61      1,786,481    10.90        11.17      1,168,256
 Money Market Fund           10.54        10.54     13,497,375    10.32        10.32     12,703,804
 Premier Growth Equity
  Fund                       11.69        11.58      2,916,360    11.52        11.73      1,380,434
 S&P 500 Index Fund          11.54        11.43     12,060,639    11.47        11.59      7,821,903
 Small-Cap Value Equity
  Fund                         --           --             --       --           --             --
 U.S. Equity Fund            11.65        11.50      2,203,680    11.36        11.56      1,442,844
 Value Equity Fund             --           --             --       --           --             --
Janus Aspen Series/7/
 Aggressive Growth Portfolio --
   Service Shares
 Balanced Portfolio -- Service Shares
 Capital Appreciation Portfolio --
   Service Shares
 Global Life Sciences
  Portfolio -- Service
  Shares
-------------------------------------------------------------------------------------------------------

                          Accumulation Accumulation  No.of   Accumulation Accumulation  No. of
                          Unit Values  Unit Values   Units   Unit Values  Unit Values   Units
                             as of        as of      as of      as of        as of      as of
Funds                       1/02/01      12/31/00   12/31/00   1/03/00      12/31/99   12/31/99
-----------------------------------------------------------------------------------------------
 Global Technology
  Portfolio -- Service
  Shares
 Worldwide Growth
  Portfolio -- Service
  Shares
MFS(R) Variable
 Insurance Trust/8/
 MFS(R) Growth Series --
   Service Class Shares
 MFS(R) Growth with
  Income Series --
   Service Class Shares
 MFS(R) New Discovery
  Series -- Service
  Class Shares
 MFS(R) Utilities
  Series -- Service
  Class Shares
Oppenheimer Variable
 Account Funds
 Oppenheimer Global
  Securities Fund/VA --
   Service Shares
 Oppenheimer Main Street
  Growth & Income
  Fund/VA -- Service
  Shares
PIMCO Variable Insurance
 Trust/9/
 Foreign Bond
  Portfolio --
   Administrative Shares
 High Yield Bond
  Portfolio --
   Administrative Shares
 Long-Term U.S.
  Government Bond
  Portfolio --
   Administrative Shares
 Total Return Bond
  Portfolio --
   Administrative Shares
Prudential Series Fund,
 Inc.
 Prudential Equity
  Portfolio
 Prudential Jennison
  Portfolio
 SP Jennison
  International Growth
  Portfolio
 SP Prudential U.S.
  Emerging Growth
  Portfolio
Rydex Variable Trust
 Rydex OTC Fund
-----------------------------------------------------------------------------------------------

Appendix

STANDARDIZED PERFORMANCE DATA

We may advertise the historical total returns for the Investment Subdivisions according to SEC standards. These standards are discussed in the Statement of Additional Information. The total return for an Investment Subdivision assumes that an investment has been held in the Investment Subdivision for various periods of time including a period measured from the date on which the particular portfolio was first available in Account 4. When a portfolio has been available for one, five, and ten years, we will provide the total return for these periods, adjusted to reflect current Investment Subdivision charges. The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in that Investment Subdivision would equal as of the last day of each period.

In Table 1, we show the standardized average annual total returns of the Investment Subdivisions for periods from the date on which a particular portfolio was first available in Account 4 to December 31, 2000, and for the one, five and ten year periods ended December 31, 2000. Although the Policy did not exist during the periods shown in Table 1 below, the returns of the Investment Subdivisions shown have been adjusted to reflect current Investment Subdivision charges imposed under the Policy. The total returns shown in Table 1 reflect the Bonus Credit paid as well as the deduction of all common fees and charges assessed under the Policy, that is, the portfolio charges and expenses, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of Account Value in Account 4), the administrative expense charge (deducted daily at an effective annual rate of .25% of Account Value in Account
4), the annual policy maintenance charge of $25, and the surrender charge. We assume that you make a complete surrender of the Policy at the end of the period; therefore, we deduct the surrender charge. Total returns do not reflect the elective Guaranteed Minimum Death Benefit charge or the optional enhanced Death Benefit charge, and assume no premium taxes apply.

                                    Table 1
                           Standardized Total Returns

                              For the  For the  For the   From the    Date of
                               1-year   5-year  10-year   Inception  Inception
                               period   period   period  In Separate    In
                               ended    ended    ended   Account to  Separate
                              12/31/00 12/31/00 12/31/00  12/31/00   Account*
------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital
  Appreciation Fund                                                  06/30/00
 AIM V.I. Value Fund                                                 06/30/00
Alliance Variable Products
 Series Fund, Inc.
 Premier Growth Portfolio                                            06/30/00
 Growth and Income Portfolio                                         06/30/00
 Quasar Portfolio                                                    06/30/00
Dreyfus
 Dreyfus Investment
  Portfolios -- Emerging
  Markets Fund                                                       06/30/00
 Dreyfus Socially Responsible
  Growth Fund                                                        06/30/00
Federated Insurance Series
 Federated High Income Bond
  Fund II                                                            01/04/95
 Federated International
  Small Company Fund II                                              06/30/00
Fidelity Variable Insurance
 Products Fund (VIP)
 VIP Equity-Income Portfolio                                         05/02/88
 VIP Growth Portfolio                                                05/02/88
Fidelity Variable Insurance
 Products Fund II (VIP II)
 VIP II Contrafund Portfolio                                         01/04/95
Fidelity Variable Insurance
 Products Fund III (VIP III)
 VIP III Growth & Income
  Portfolio                                                          05/01/97
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                                           05/01/97
 Money Market Fund                                                   05/02/88
 Premier Growth Equity Fund                                          05/03/99
 S&P 500 Index Fund                                                  05/02/88
 Small-Cap Value Equity Fund                                         06/30/00
 U.S. Equity Fund                                                    05/01/98
 Value Equity Fund                                                   06/30/00
Janus Aspen Series
 Balanced Portfolio                                                  10/02/95
 Capital Appreciation
  Portfolio                                                          05/01/97
 Global Life Sciences
  Portfolio                                                          06/30/00
 Global Technology Portfolio                                         06/30/00
 International Growth
  Portfolio                                                          05/01/96
 Worldwide Growth Portfolio                                          09/13/93
MFS(R) Variable Insurance
 Trust
 MFS(R) Growth Series                                                06/30/00
 MFS(R) Growth with Income
  Series                                                             06/30/00
 MFS(R) New Discovery Series                                         06/30/00
 MFS(R) Utilities Series                                             06/30/00
Oppenheimer Variable Account
 Funds
 Oppenheimer Main Street
  Growth & Income Fund/VA                                            06/30/00
 Oppenheimer Multiple
  Strategies Fund/VA                                                 06/30/00
PIMCO Variable Insurance
 Trust
 Foreign Bond Portfolio                                              06/30/00
 High Yield Bond Portfolio                                           06/30/00
 Long-Term U.S. Government
  Bond Portfolio                                                     06/30/00
 Total Return Bond Portfolio                                         06/30/00
The Prudential Series Fund,
 Inc.
 Prudential Equity Portfolio
 Prudential Jennison
  Portfolio
 SP Prudential U.S. Emerging
  Growth Portfolio
 SP Jennison International
  Growth Portfolio
Rydex Variable Trust
 Rydex OTC Fund
------------------------------------------------------------------------------

Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

 * Date on which a particular portfolio was first available in Separate Account 4. As Separate Account 4 is also used for other variable annuities offered by GE Life & Annuity, this date may be different from the date the portfolio was first available in this product.

Past performance is not a guarantee of future results.

NON-STANDARDIZED PERFORMANCE DATA

In addition to the standardized data discussed above, we may also show similar performance data for other periods.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the Investment Subdivisions. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial surrenders or income payments.

We will advertise non-standardized performance data only if we also disclose the standardized performance data as shown in Table 1.

Non-Standard Performance Data. We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Policy. Such non-standard performance includes data that precedes the date on which a particular portfolio was first available in Account 4. This data is designed to show the performance that would have resulted if the Policy had been in existence during that time, based on the portfolio's performance. This data assumes that the Investment Subdivisions available under the Policy were in existence for the same period as the portfolio with a level charge equal to those currently assessed under the Policy. This data is not intended to indicate future performance.

Based on the method of calculation described in the Statement of Additional Information, the non-standard average annual total returns for the portfolios for periods from the time a particular portfolio was declared effective by the SEC to December 31, 2000, and for the one, five and ten year periods ended December 31, 1999 is shown in Tables 2 and 3, below. The total returns of the portfolios have been reduced by all common charges currently assessed under the Policy, except the policy maintenance charges, as if the Policy had been in existence since the inception of the portfolio. Therefore, non-standard total returns for the portfolios reflect deductions for the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of Account Value in Account 4) and the administrative expense charge (deducted daily at an effective annual rate of .25% of Account Value in Account 4), but do not reflect deductions for the annual policy maintenance charge (we assume that your Account Value will at least equal $10,000). Further, non-standard total returns assume that no premium taxes apply and that you have not elected an optional death benefit. In Table 2, we assume that we have added Bonus Credits to your Account Value and that you make a complete surrender at the end of the period. Therefore, in Table 2, we deduct the surrender charge. In Table 3, we assume that we have not added Bonus Credits to your Account Value and that you do not make a complete surrender at the end of the period. Therefore, we do not deduct a surrender charge.

                                    Table 2
     Non-Standardized Performance Data assuming surrender at the end of the applicable time period.

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/00 12/31/00 12/31/00   Date*
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund                                   05/05/93
 AIM V.I. Value Fund                                                  05/05/93
Alliance Variable Products Series Fund,
 Inc.
 Premier Growth Portfolio                                             06/26/92
 Growth and Income Portfolio                                          01/14/91
 Quasar Portfolio                                                     06/01/99
Dreyfus
 Dreyfus Investment Portfolios --
   Emerging Markets Fund                                              12/15/99
 Dreyfus Socially Responsible Growth Fund                             10/15/93
Federated Insurance Series
 Federated High Income Bond Fund II                                   03/01/94
 Federated International Small Company
  Fund II                                                             05/01/00
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio                                          10/09/86
 VIP Growth Portfolio                                                 10/09/86
Fidelity Variable Insurance Products Fund
 II (VIP II)
 VIP II Contrafund Portfolio                                          01/03/95
Fidelity Variable Insurance Products Fund
 III (VIP III)
 VIP III Growth & Income Portfolio                                    12/31/96
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                                            05/01/97
 Money Market Fund                                                    06/30/85
 Premier Growth Equity Fund                                           12/12/97
 S&P 500 Index Fund                                                   04/14/85
 Small-Cap Value Equity Fund                                          05/01/00
 U.S. Equity Fund                                                     01/02/95
 Value Equity Fund                                                    05/01/00
Janus Aspen Series
 Balanced Portfolio                                                   09/13/93
 Capital Appreciation Portfolio                                       05/01/97
 Global Life Sciences Portfolio                                       01/15/00
 Global Technology Portfolio                                          01/15/00
 International Growth Portfolio                                       05/02/94
 Worldwide Growth Portfolio                                           09/13/93
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series                                                 05/03/99
 MFS(R) Growth with Income Series                                     10/09/95
 MFS(R) New Discovery Series                                          04/29/98
 MFS(R) Utilities Series                                              01/03/95
Oppenheimer Variable Account Funds
 Oppenheimer Main Street Growth & Income
  Fund/VA                                                             07/05/95
 Oppenheimer Multiple Strategies Fund/VA                              11/12/90
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                                               02/16/99
 High Yield Bond Portfolio                                            04/30/98
 Long-Term U.S. Government Bond Portfolio                             04/30/99
 Total Return Bond Portfolio                                          12/24/97
The Prudential Series Fund, Inc.
 Prudential Equity Portfolio
 Prudential Jennison Portfolio
 SP Prudential U.S. Emerging Growth
  Portfolio
 SP Jennison International Growth
  Portfolio
Rydex Variable Trust
 Rydex OTC Fund                                                       05/07/97
-------------------------------------------------------------------------------

Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Account 4. Returns for a period of less than one year are not annualized.

Past performance is not a guarantee of future results.

                                    Table 3
   Non-Standardized Performance Data assuming no surrender at the end of the applicable time period.

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/00 12/31/00 12/31/00   Date*
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund                                   05/05/93
 AIM V.I. Value Fund                                                  05/05/93
Alliance Variable Products Series Fund,
 Inc.
 Premier Growth Portfolio                                             06/26/92
 Growth and Income Portfolio                                          01/14/91
 Quasar Portfolio                                                     06/01/99
Dreyfus
 Dreyfus Investment Portfolio -- Emerging
  Markets Fund                                                        12/15/99
 Dreyfus Socially Responsible Growth Fund                             10/15/93
Federated Insurance Series
 Federated High Income Bond Fund II                                   03/01/94
 Federated International Small Company
  Fund II                                                             05/01/00
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio                                          10/09/86
 VIP Growth Portfolio                                                 10/09/86
Fidelity Variable Insurance Products Fund
 II (VIP II)
 VIP II Contrafund Portfolio                                          01/03/95
Fidelity Variable Insurance Products Fund
 III (VIP III)
 VIP III Growth & Income Portfolio                                    12/31/96
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                                            05/01/97
 Money Market Fund                                                    06/30/85
 Premier Growth Equity Fund                                           12/12/97
 S&P 500 Index Fund                                                   04/14/85
 Small-Cap Value Equity Fund                                          05/01/00
 U.S. Equity Fund                                                     01/02/95
 Value Equity Fund                                                    05/01/00
Janus Aspen Series
 Balanced Portfolio                                                   09/13/93
 Capital Appreciation Portfolio                                       05/01/97
 Global Life Sciences Portfolio                                       01/15/00
 Global Technology Portfolio                                          01/15/00
 International Growth Portfolio                                       05/02/94
 Worldwide Growth Portfolio                                           09/13/93
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series                                                 05/03/99
 MFS(R) Growth with Income Series                                     10/09/95
 MFS(R) New Discovery Series                                          04/29/98
 MFS(R) Utilities Series                                              01/03/95
Oppenheimer Variable Account Funds
 Oppenheimer Main Street Growth & Income
  Fund/VA                                                             07/05/95
 Oppenheimer Multiple Strategies Fund/VA                              11/12/90
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio                                               02/16/99
 High Yield Bond Portfolio                                            04/30/98
 Long-Term U.S. Government Bond Portfolio                             04/30/99
 Total Return Bond Portfolio                                          12/24/97
The Prudential Series Fund, Inc.
 Prudential Equity Portfolio
 Prudential Jennison Portfolio
 SP Prudential U.S. Emerging Growth
  Portfolio
 SP Jennison International Growth
  Portfolio
Rydex Variable Trust
 Rydex OTC Fund                                                       05/07/97
-------------------------------------------------------------------------------

Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in Account 4. Returns for a period of less than one year are not annualized.

Past performance is not a guarantee of future results.

Statement of Additional Information
Table of Contents

                                                                            Page
The Policies............................................................... B-3
  Transfer of Annuity Units................................................ B-3
  Net Investment Factor.................................................... B-3
Termination of Participation Agreements.................................... B-3
Calculation of Performance Data............................................ B-4
  Money Market Investment Subdivision...................................... B-4
  Other Investment Subdivisions............................................ B-5
  Other Performance Data................................................... B-6
Federal Tax Matters........................................................ B-7
  Taxation of GE Life & Annuity............................................ B-7
  IRS Required Distributions............................................... B-7
General Provisions......................................................... B-8
  Using the Policies as Collateral......................................... B-8
  Non-Participating........................................................ B-8
  The Beneficiary.......................................................... B-8
  Misstatement of Age or Sex............................................... B-8
  Incontestability......................................................... B-8
  Statement of Values...................................................... B-8
  Written Notice........................................................... B-8
Distribution of the Policies............................................... B-8
Legal Developments Regarding Employment-Related Benefit Plans.............. B-9
Legal Matters.............................................................. B-9
Experts.................................................................... B-9
Financial Statements....................................................... B-9

                               Dated       , 2001

                     GE Life and Annuity Assurance Company
                             6610 West Broad Street
                            Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the Policy and Account 4 is available free by writing us at the address below or by calling (800) 352-9910.

To GE Life & Annuity
Annuity New Business
6610 W. Broad Street
Richmond, VA 23230

Please mail a copy of the Statement of Additional Information for Account 4, Policy Form P1152 1/99 to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                      Street

________________________________________________________________________________
       City                            State                         Zip

Signature of Requestor _________________________________________________________
                                             Date

                     GE Life and Annuity Assurance Company
                              Separate Account 4

                                    Part B

                      Statement of Additional Information
                                    For the
               Flexible Premium Variable Deferred Annuity Policy
                                Form P1152 1/99

                                  Offered by

                     GE Life and Annuity Assurance Company
                        (A Virginia Stock Corporation)

                             6610 W. Broad Street
                           Richmond, Virginia 23230

   This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the above-named Flexible Premium Variable Deferred Annuity Policy ("Policy") offered by GE Life and Annuity Assurance Company.
You may obtain a copy of the Prospectus dated       , 2001 by calling (800)
352-9910, or by writing to GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Virginia 23230. The SAI also is available on the SEC website at http://www.sec.gov. Terms used in the current Prospectus for the Policy are incorporated in this Statement.

                  This statement of additional information is
                   not a prospectus and should be read only
      in conjunction with the prospectuses for the Policy and the Funds.

Dated            , 2001

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

The Policies................................................................   3
  Transfer of Annuity Units.................................................   3
  Net Investment Factor.....................................................   3
  Termination of Participation Agreements...................................   3
  Calculation of Performance Data...........................................   4
  Money Market Investment Subdivision.......................................   4
  Other Investment Subdivisions.............................................   6
  Other Performance Data....................................................   6
  Federal Tax Matters.......................................................   7
  Taxation of GE Life & Annuity.............................................   7
  IRS Required Distributions................................................   7
  General Provisions........................................................   8
  Using the Policies as Collateral..........................................   8
  Non-Participating.........................................................   8
  The Beneficiary...........................................................   8
  Misstatement of Age or Sex................................................   8
  Incontestability..........................................................   8
  Statement of Values.......................................................   8
  Written Notice............................................................   8
  Distribution of the Policies..............................................   9
  Legal Developments Regarding Employment-Related Benefit Plans.............   9
  Legal Matters.............................................................   9
  Experts...................................................................   9
  Financial Statements......................................................   9

                                 THE POLICIES

Transfer of Annuity Units

   At the Owner's request, Annuity Units may be transferred once per calendar year from the Investment Subdivisions in which they are currently held. However, where permitted by state law, we reserve the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer are unable to purchase or redeem shares of the portfolios in which the Investment Subdivisions invest. The number of Annuity Units to be transferred is (a) times (b) divided by (c) where: (a) is the number of Annuity Units in the current Investment Subdivision desired to be transferred; (b) is the Annuity Unit Value for the Investment Subdivision in which the Annuity Units are currently held; and (c) is the Annuity Unit Value for the Investment Subdivision to which the transfer is made.

   If the number of Annuity Units remaining in an Investment Subdivision after the transfer is less than 1, the Company will transfer the amount remaining in addition to the amount requested. The Company will not transfer into any Investment Subdivision unless the number of Annuity Units of that Investment Subdivision after the transfer is at least 1. The amount of the Income Payment as of the date of the transfer will not be affected by the transfer (however, subsequent Variable Income Payments will reflect the investment experience of the selected Investment Subdivisions).

Net Investment Factor

   The Net Investment Factor measures investment performance of the Investment Subdivisions of Account 4 during a Valuation Period. Each Investment Subdivision has its own Net Investment Factor for a Valuation Period. The Net Investment Factor of an Investment Subdivision available under the policies for a Valuation Period is (a) divided by (b) minus (c) where:

     (a) is (1) the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period, plus (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Investment Subdivision during the Valuation Period for which the Net Investment Factor is being determined, minus (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period, minus (4) any amount charged against that Investment Subdivision for taxes, or any amount set aside during the Valuation Period by the Company as a provision for taxes attributable to the operation or maintenance of that Subdivision; and

     (b) is the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period; and

     (c) is a charge no greater than .004271% for each day in the Valuation Period. This corresponds to 1.30% and 0.25% per year of the net assets of that Investment Subdivision for mortality and expense risks, and for administrative expenses, respectively.

   The values of the assets in Account 4 will be taken at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

   The participation agreements pursuant to which the Funds sell their shares to Account 4 contain varying provisions regarding termination. The following summarizes those provisions:

   AIM Variable Insurance Funds. This agreement may be terminated by the parties on six months' advance written notice.

   Alliance Variable Products Series Fund, Inc. This agreement may be terminated by the parties on six months' advance written notice.

   Dreyfus. This agreement may be terminated by the parties on six months' advance written notice.

   Federated Insurance Series. This agreement may be terminated by the parties on six months' advance written notice.

   Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, and Fidelity Variable Insurance Products Fund III ("The Fund"). These agreements provide for termination (1) on one year's advance notice by either party, (2) at the Company's option if shares of the Fund are not reasonably available to meet requirements of the policies, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the policyowners to substitute shares of another mutual fund, (5) at the Company's option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws, if the Fund ceases to qualify as a regulated investment company under the Code, (6) at the option of the Fund or its principal underwriter if it determines that the Company has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of the Company if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if the Company decides to make another mutual fund available as a funding vehicle for its policies.

   GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

   Janus Aspen Series. This agreement may be terminated by the parties on six months' advance written notice.

   MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties on six months' advance written notice.

   Oppenheimer Variable Account Funds. This agreement may be terminated by the parties on six months' advance written notice.

   PIMCO Variable Insurance Trust. This agreement may be terminated by the parties on six months' advance written notice, unless a shorter time is agreed to by the parties.

   The Prudential Series Fund, Inc. This agreement may be terminated by the parties on six months' advance written notice.

   Rydex Variable Trust. This agreement may be terminated by the parties on six months' advance written notice.

Calculation of Performance Data

   From time to time, we may disclose total return, yield, and other performance data for the Investment Subdivisions pertaining to the Policies. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

   The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Policy. Premium taxes currently range from 0% to 3% of premium payments and are generally based on the rules of the state in which you reside.

   Money Market Investment Subdivision. From time to time, advertisements and sales literature may quote the yield of one or more of the Money Market Investment Subdivisions for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market investment portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of unrealized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Policy having a balance of one unit in the Money Market Investment Subdivision at the beginning of the period, dividing such net change in Account Value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in Account Value reflects: 1) net income from the portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the annual policy maintenance charge, administrative expense charge, and the mortality and expense risk charge. For purposes of calculating current yields for a Policy, an average per unit policy maintenance charge is used. Current Yield will be calculated according to the following formula:

                   Current Yield = ((NCP-ES)/UV) X ( 365/7)

where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

  ES = per unit expenses of the hypothetical account for the seven-day period.

  UV =  the unit value on the first day of the seven-day period.

   The effective yield of the Money Market Investment Subdivision determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated by compounding the base period return according to the following formula:

                 Effective Yield = (1 + ((NCP-ES)/UV)) 365/7-1

where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

  ES = per unit expenses of the hypothetical account for the seven-day period.

  UV =  the unit value for the first day of the seven-day period.

   The yield on amounts held in the Money Market Investment Subdivision normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Investment Subdivision's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Investment Subdivision's corresponding money market portfolio, the types and quality of portfolio securities held by that portfolio, and that portfolio's operating expenses. Because of the charges and deductions imposed under the Policy, the yield for the Money Market Investment Subdivision will be lower than the yield for its corresponding money market portfolio.

   Yield calculations do not take into account the Surrender Charge under the Policy, a maximum of 8% of each Premium Payment made during the 8 years prior to a full or partial surrender, or charges for the optional GMDB rider and/or the OEDB rider.

     Current Yield   %
     Effective Yield %

Other Investment Subdivisions

   Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Investment Subdivisions for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

   Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

   For periods that begin before the Policy was available, performance data will be based on the performance of the underlying portfolios, with the level of Account 4 and Policy charges currently in effect. Average annual total return will be calculated using Investment Subdivision unit values and deductions for the policy maintenance charge, optional death benefit charge and the surrender charge as described below:

     1. The Company calculates unit value for each Valuation Period based on the performance of the Investment Subdivision's underlying investment portfolio (after deductions for Fund expenses, the administrative expense charge, and the mortality and expense risk charge).

     2. The annual policy maintenance charge is $25 per year, deducted at the beginning of each Policy Year after the first. For purposes of calculating average annual total return, an average policy maintenance charge (currently 0.1% of Account Value attributable to the hypothetical investment) is used. This charge will be waived if the Account Value is at least $10,000 at the time the charge is due.

     3. The surrender charge will be determined by assuming a surrender of the Policy at the end of the period. Average annual total return for periods of eight years or less will therefore reflect the deduction of a surrender charge.

     4. Total return does not consider the GMDB charges and/or the OEDB charges.

     5. Total return assumes the payment of a full 4% bonus credit. The total return figures would be lower if a reduced Bonus Credit applied, or if no Bonus Credit applied. For Annuitants over age 80 at time of issue, we will not pay any Bonus Credits.

     6. Total return will then be calculated according to the following formula:

                               TR = (ERV/P)1/N-1

where:

   TR =  the average annual total return for the period.

   ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

   P =   a hypothetical single investment of $1,000.

   N =   the duration of the period (in years).

   Past performance is not a guarantee of future results.

Other Performance Data

   We may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

                                CTR = (ERV/P)-1
where:

   CTR = the cumulative total return for the period.

   ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

   P =    a hypothetical single investment of $1,000.

   Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts.

   Other non-standard quotations of Investment Subdivision performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated.

                              FEDERAL TAX MATTERS

Taxation of GE Life & Annuity

   We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. (See Federal Tax Matters section of the prospectus.) Based upon these expectations, no charge is being made currently to Account 4 for Federal income taxes which may be attributable to the Account. We will periodically review the question of a charge to Account 4 for Federal income taxes related to the Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in the Company's tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Policies, the Account Value would be correspondingly adjusted by any provision or charge for such taxes.

   We may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to Account 4 may be made.

IRS Required Distributions

   In order to be treated as an annuity policy for federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Policy to provide that (a) if any Owner dies on or after the Maturity Date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and
(b) if any Owner dies prior to the Maturity Date, the entire interest in the Policy will be distributed (1) within five years after the date of that Owner's death, or (2) as Income Payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole Owner of the Policy following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant will be treated as the death of an Owner for purposes of these rules.

   The Non-Qualified Policies contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

   Other rules may apply to Qualified Policies.

                              GENERAL PROVISIONS

Using the Policies as Collateral

   A Non-Qualified Policy can be assigned as collateral security. We must be notified in writing if a Policy is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a Beneficiary may be affected by an assignment.

   A Qualified Policy may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

   The basic benefits of the Policy are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.

Non-Participating

   The Policy is non-participating. No dividends are payable.

The Beneficiary

   You may select one or more primary and contingent Beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation.

Misstatement of Age or Sex

   If an Annuitant's age or sex was misstated on the Policy data page, any Policy benefits or proceeds, or availability thereof, will be determined using the correct age and sex.

Incontestability

   We will not contest the Policy.

Statement of Values

   At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Account Value, Premium Payments and charges made during the report period.

Written Notice

   Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The policy number and the Annuitant's full name must be included.

   We will send all notices to the Owner at the last known address on file with the Company.

Distribution of the Policies

   The offering is continuous and Capital Brokerage Corporation does not anticipate discontinuing the offering of the Policies. However, the Company does reserve the right to discontinue the offering of the Policies.

Legal Developments Regarding Employment-Related Benefit Plans

   On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The Policy contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a Policy may be purchased.

   In addition, the Company is subject to the insurance laws and regulations of other states within which it is licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, the Company is licensed to do business in the District of Columbia and all states, except New York.

Legal Matters

   Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to federal securities laws. Donita M. King, Senior Vice President, General Counsel and Secretary of the GE Life and Annuity Assurance Company, has provided advice on certain legal matters pertaining to the Policy, including the validity of the Policy and the Company's right to issue the Policies under Virginia insurance law.

Experts

   The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2000, 1999 and 1998, and for each of the years in the three-year period ended December 31, 2000, and the financial statements of GE Life & Annuity Separate Account 4 as of December 31, 2000 and for each of the years or lesser periods in the two-year period ended December 31, 2000, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

   The report of KPMG LLP dated February 16, 2001 with respect to the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary, contains an explanatory paragraph that states that the Company changed its method of accounting for insurance-related assessments in 2000.

Financial Statements

   This Statement of Additional Information contains consolidated financial statements for GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 2000, 1999 and 1998, and for each of the years in the three-year period ended December 31, 2000, and the financial statements of GE Life & Annuity Separate Account 4 as of December 31, 2000 and for each of the years or lesser periods in the two-year period ended December 31, 2000. The consolidated financial statements of the Company included herein should be distinguished from the financial statements of GE Life & Annuity Separate Account 4 and should be considered only as bearing on the ability of the Company to meet its obligations under the Policy. Such consolidated financial statements of the Company should not be considered as bearing on the investment performance of the assets held in Account 4.

                                     PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

 (1)(a)    Resolution of Board of Directors of The Life Insurance Company of
           Virginia authorizing the Establishment of Separate Account 4.(12)

 (1)(a)(i) Resolution of the Board of Directors of GE Life & Annuity authorizing the change in name of Life of Virginia Separate Account
           4 to GE Life & Annuity Separate Account 4.(13)

 (1)(b)    Resolution of Board of Directors of The Life Insurance Company of
           Virginia authorizing the Establishment of additional subdivisions of the Separate Account, investing in shares of the Asset Manager
           Portfolio of the Fidelity Variable Insurance Products Fund II and the Balanced Portfolio of the Advisers Management Trust.(12)

 (1)(c)    Resolution of Board of Directors of The Life Insurance Company of
           Virginia authorizing the Establishment of additional subdivisions of the Separate Account, investing in shares of the Growth Portfolio, the Aggressive Growth Portfolio, and the Worldwide Growth Portfolio of the Janus Aspen Series.(12)

 (1)(d)    Resolution of Board of Directors of The Life Insurance Company of
           Virginia authorizing the Establishment of twenty-two (22) additional subdivisions of the Separate Account, investing in shares of Money
           Market Portfolio, High Income Portfolio, Equity-Income Portfolio,
           Growth Portfolio and Overseas Portfolio of the Fidelity Variable
           Insurance Products Fund; Asset Manager Portfolio of the Fidelity
           Variable Insurance Products Fund II; Money Market Portfolio,
           Government Securities Portfolio, Common Stock Index Portfolio, Total
           Return Portfolio of the Life of Virginia Series Fund, Inc.; Limited
           Maturity Bond Portfolio, Growth Portfolio and Balanced Portfolio of the Neuberger & Berman Advisers Management Trust; Growth Portfolio,
           Aggressive Growth Portfolio, and Worldwide Growth Portfolio of the
           Janus Aspen Series; Money Fund, High Income Fund, Bond Fund, Capital
           Appreciation Fund, Growth Fund, Multiple Strategies Fund of the
           Oppenheimer Variable Account Funds.(12)

 (1)(e)    Resolution of Board of Directors of The Life Insurance Company of
           Virginia authorizing the Establishment of two additional subdivisions of the Separate Account, investing in shares of the Utility Fund and the Corporate Bond Fund of the Insurance Management
           Series, and the Contrafund Portfolio of the Variable Insurance
           Products Fund II.(10)

 (1)(f)    Resolution of Board of Directors of The Life Insurance Company of
           Virginia authorizing the Establishment of two additional subdivisions of the Separate Account, investing in shares of the International Equity Portfolio and the Real Estate Securities
           Portfolio of Life of Virginia Series Fund.(12)

 (1)(g)    Resolution of Board of Directors of The Life Insurance Company of
           Virginia authorizing the Establishment of four additional subdivisions of the Separate Account, investing in shares of the American Growth Portfolio and the American Small Capitalization
           Portfolio of The Alger American Fund, and the Balanced Portfolio and
           Flexible Income Portfolio of the Janus Aspen Series.(8)

 (1)(h)    Resolution of Board of Directors of The Life Insurance Company of
           Virginia authorizing the Establishment of two additional subdivisions of the Separate Account, investing in shares of the Federated American Leaders Fund II of the Federated Insurance
           Series, and the International Growth Portfolio of the Janus Aspen
           Series.(9)

 (1)(i) Resolution of Board of Directors of The Life Insurance Company of
        Virginia authorizing the Establishment of twelve additional subdivisions of the Separate Account, investing in shares of the Growth and Income Portfolio and Growth opportunities Portfolio of Variable
        Insurance Products Fund III; Growth II Portfolio and Large Cap Growth
        Portfolio of the PBHG Insurance Series Fund, Inc.; Global Income Fund and Value Equity Fund of GE Investments Funds, Inc.(11)

 (1)(j) Resolution of Board of Directors of The Life Insurance Company of
        Virginia authorizing the Establishment of two additional subdivisions of the Separate Account, investing in shares of the Capital
        Appreciation Portfolio of the Janus Aspen Series.(11)

 (1)(k) Resolution of Board of Directors of The Life Insurance Company of
        Virginia authorizing the Establishment of six additional subdivisions of the Separate Account, investing in shares of the U.S. Equity Fund of the GE Investments Funds, Inc., Growth and Income Fund of the Goldman
        Sachs Variable Insurance Trust Fund and Mid Cap Equity Fund of Goldman
        Sachs Variable Insurance Trust. Further a name change for Oppenheimer
        Variable Account Fund Capital Appreciation Fund to Oppenheimer Variable
        Account Fund Aggressive Growth Fund.(12)

 (1)(l) Resolution of Board of Directors of The Life Insurance Company of
        Virginia authorizing additional Subdivisions of the Separate Account investing in shares of the Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Total Return Fund and Salomon Brothers
        Variable Strategic Bond Fund of Salomon Brothers Variable Series Funds,
        Inc.(12)

 (1)(m) Resolution of Directors of The Life Insurance Company of Virginia authorizing the establishment of Ninety-six additional subdivisions of the Separate Account.(15)

 (1)(n) Resolution of Board of Directors of GE Life and Annuity Assurance
        Company authorizing additional Subaccounts investing in shares of GE
        Premier Growth Equity Fund of GE Investments Funds, Inc.(17)

 (1)(o) Resolution of Board of Directors of GE Life and Annuity Assurance
        Company authorizing change in Name of Subdivisions of Oppenheimer
        Variable Account Funds and Mid Cap Value Fund of Goldman Sachs Variable
        Insurance Trust.(17)

 (1)(p) Resolution of Board of Directors of GE Life and Annuity Assurance
        Company authorizing additional Subaccounts investing in shares of AIM
        V.I. Aggressive Growth Fund, AIM V.I. Capital Appreciation Fund, AIM
        V.I. Capital Development Fund, AIM V.I. Global Utilities Fund, AIM V.I.
        Government Securities Fund, AIM V.I. Growth Fund, AIM V.I. Growth &
        Income Fund, AIM V.I. Telecommunications Fund and AIM V.I. Value Fund of AIM Variable Insurance Funds, Inc.; Growth & Income Portfolio,
        Premier Growth Portfolio and Quasar Portfolio of Alliance Variable
        Products Series Fund; The Dreyfus Socially Responsible Growth Fund,
        Inc. of The Dreyfus Corporation; Equity Income Portfolio and Growth
        Portfolio of Fidelity Variable Insurance Products Fund; Contrafund
        Portfolio of Fidelity Variable Insurance Products Fund II; Growth &
        Income Portfolio and Mid Cap Portfolio of Fidelity Variable Insurance
        Products Fund III; Money Market Fund, Premier Growth Equity Fund, S&P
        500 Index Fund, U.S. Equity Fund, and Value Equity Fund of GE
        Investments Funds, Inc.; Aggressive Growth Portfolio, Balanced
        Portfolio, Capital Appreciation Portfolio, Equity Income Portfolio,
        Global Sciences Portfolio, Global Technology Portfolio, Growth
        Portfolio, High Yield Portfolio, International Growth Portfolio, and
        Worldwide Growth Portfolio of Janus Aspen Series; Global Securities
        Fund/VA and Main Street Growth & Income Fund/VA of Oppenheimer Variable
        Account Funds; Foreign Bond Portfolio, High Yield Bond Portfolio, Long-
        Term U.S. Government Bond Portfolio and Total Return Bond Portfolio of
        PIMCO Variable Insurance Trust; and OTC Fund of Rydex Variable
        Trust.(19)

 (1)(q) Resolution of Board of Directors of GE Life & Annuity authorizing the establishment of additional Investment subdivisions of Separate Account
        4, investing in shares of Global Life Sciences and Global Technology
        Portfolios of Janus Aspen Series and Mid-Cap Value Equity Fund of GE
        Investments Funds, Inc.(21)

 (1)(r) Resolution of Board of Directors of GE Life & Annuity authorizing the establishment of additional Investment subaccounts of Separate
           Account 4, investing in shares of Dreyfus Investment Portfolios-
           Emerging Markets Portfolio of The Dreyfus Corporation; Federated
           High Income Bond Fund II and Federated International Small Company
           Fund II of the Federated Insurance Series; Mid-Cap Value Equity,
           Small-Cap Value Equity Fund, and Value Equity Fund of GE Investments
           Funds, Inc; MFS Growth Series, MFS Growth With Income Series, MFS
           New Discovery Series and MFS Utilities Series of the Massachusetts
           Financial Services Company Variable Insurance Trust.(22)

 (1)(s) Resolution of Board of Directors of GE Life & Annuity authorizing the establishment of additional investment subaccounts of Separate
           Account 4, investing in shares of Prudential Equity Portfolio,
           Prudential Jennison Portfolio, SP Jennison International Growth
           Portfolio, and SP Prudential U.S. Emerging Growth Portfolio of the
           Prudential Series Fund, Inc.(24)

 (2)       Not Applicable.

 (3)(a)    Underwriting Agreement dated December 13, 1997 between The Life
           Insurance Company of Virginia and Capital Brokerage Corporation.(12)

 (b)       Dealer Sales Agreement dated December 12, 1997.(12)

 (4)(a)    Form of Contract

 (a)(i)    Policy Form P1152 1/99

 (b)       Endorsements to Contract.

 (b)(i)    Terminal Illness Nursing Home Endorsement P5122 10/98.(12)

 (b)(ii)   IRA Endorsement P5090F 7/97.(12)

 (b)(iii)  Roth IRA P5100 6/99.(12)

 (b)(iv)   Optional Death Benefit Rider P5135 4/00.(19)

 (b)(v)    Optional Enhanced Death Benefit Rider P5140 8/00.(23)

 (b)(vi)   Optional Enhanced Death Benefit Rider P5153 12/00.(24)

 (b)(vii)  Guaranteed Minimum Death Benefit Rider P5157 10/00.(24)

 (b)(viii) Death Benefit Available at Death of Annuitant Endorsement P5150
           12/00.(24)

 (5)(a)    Form of Application.(19)

 (6)(a)    Certificate of Incorporation of The Life Insurance Company of
           Virginia.(12)

 (6)(a)(i) Amended and Restated Articles of Incorporation of GE Life and
           Annuity Assurance Company

 (b)       By-Laws of The Life Insurance Company of Virginia.(12)

 (b)(i)    Amended and Restated By-Laws of GE Life and Annuity Assurance
           Company

 (7)       Not Applicable.

 (8)(a)    Participation Agreement among Variable Insurance Products Fund,
           Fidelity Distributors Corporation, And The Life Insurance Company of
           Virginia.(12)

 (a)(i)    Amendment to Participation Agreement Referencing Policy Form
           Numbers.(12)

 (a)(ii)   Amendment to Participation Agreement among Variable Insurance
           Products Fund II, Fidelity Distributors Corporation, and The Life
           Insurance Company of Virginia.(12)

 (a)(iii)  Amendment to Participation Agreement among Variable Insurance
           Products Fund, Fidelity Distributors Corporation, and The Life
           Insurance Company of Virginia.(12)

 (a)(iv)   Amendment to Participation Agreement Variable Insurance Products
           Fund, Fidelity Distributors Corporation and GE Life and Annuity
           Assurance Company.(22)


 (b)     Agreement between Oppenheimer Variable Account Funds, Oppenheimer
         Management Corporation, And The Life Insurance Company of
         Virginia.(12)

 (b)(i)  Amendment to Agreement between Oppenheimer Variable Account Funds,
         Oppenheimer Management Corporation, and The Life Insurance Company of
         Virginia.(22)

 (c)     Participation Agreement among Variable Insurance Products Fund II,
         Fidelity Distributors Corporation and The Life Insurance Company of
         Virginia.(12)

 (c)(i)  Amendment to Variable Insurance Products Fund II, Fidelity
         Distributors Corporation and GE Life and Annuity Assurance
         Company.(22)

 (d)     Participation Agreement between Janus Capital Corporation and Life of
         Virginia.(12)

 (e)     Participation Agreement between Insurance Management Series, Federated
         Securities Corporation, and The Life Insurance Company of
         Virginia.(12)

 (e)(i)  Amendment to Participation Agreement between Federated Securities
         Corporation and GE Life and Annuity Assurance Company.(22)

 (f) Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The Life Insurance Company of Virginia.(6)

 (f)(i)  Amendment to Fund Participation Agreement between The Alger American
         Fund, Fred Alger and Company, Inc. and GE Life and Annuity Assurance
         Company.(17)

 (g) Participation Agreement between Variable Insurance Products Fund III and The Life Insurance Company of Virginia.(8)

 (g)(i)  Amendment to Variable Insurance Products Fund III, Fidelity
         Distributors Corporation and GE Life and Annuity Assurance
         Company.(22)

 (h)     Participation Agreement between PBHG Insurance Series Fund, Inc. and
         The Life Insurance Company of Virginia.(8)

 (i)     Participation Agreement between Goldman Sach Variable Series Funds and
         The Life Insurance Company of Virginia.(12)

 (j) Participation Agreement between Salomon Brothers Variable Series Funds and The Life Insurance Company of Virginia.(14)

 (k)     Participation Agreement between GE Investments Funds, Inc. and The
         Life Insurance Company of Virginia.(14)

 (k)(i)  Amendment to Fund Participation Agreement between GE Investments
         Funds, Inc. and GE Life and Annuity Assurance Company.(17)

 (k)(ii) Amendment to Fund Participation Agreement between GE Investments
         Funds, Inc. and GE Life and Annuity Assurance Company.(22)

 (l)     Participation Agreement between AIM Variable Insurance Series and GE
         Life and Annuity Assurance Company.(21)

 (m)     Participation Agreement between Alliance Variable Products Series
         Fund, Inc. and GE Life and Annuity Assurance Company.(22)

 (n)     Form of Participation Agreement between Dreyfus and GE Life and
         Annuity Assurance Company.(22)

 (o)     Participation Agreement between MFS Variable Insurance Trust and GE
         Life and Annuity Assurance Company.(22)


 (p)     Participation Agreement between PIMCO Variable Insurance Trust and GE
         Life and Annuity Assurance Company.(22)

 (q)     Participation Agreement between Rydex Variable Trust and GE Life and
         Annuity Assurance Company.(22)

 (r)     Participation Agreement between The Prudential Series Fund, Inc. and
         GE Life and Annuity Assurance Company.(24)

 (9)     Opinion and Consent of Counsel.(25)

 (10)(a) Consent of Counsel.(25)

 (b)     Consent of Independent Auditors.(25)

 (11)    Not Applicable.

 (12)    Not Applicable.

 (13)    Schedule showing computation for Performance Data.(9)

 (14)(a) Power of Attorney dated April 16, 1997.(11)

 (b)     Power of Attorney dated April 15, 1999.(17)

 (c)     Power of Attorney dated December 17, 1999.(18)

 (d)     Power of Attorney dated April 4, 2000.(21)

 (e)     Power of Attorney dated June 30, 2000.(23)

 (f)     Power of Attorney dated July 21, 2000.(23)

--------
 (8) Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on September 28, 1995.
 (9) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on April 30, 1996.
(10) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on March 24, 1997.
(11) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on May 1, 1997.
(12) Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on May 1, 1998.
(13) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on July 17, 1998.
(14) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-4, File No. 333-62695, filed with the Securities and Exchange Commission on December 18, 1998.
(15) Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-4, File No. 333-62695, filed with the Securities and Exchange Commission on January 27, 1999.
(16) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-4, File No. 333-63531 filed with the Securities and Exchange Commission on March 12, 1999.

(17) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-4, File No. 33-76334 filed with the Securities and Exchange Commission on April 30, 1999.
(18) Incorporated herein by reference to the Registrant's Registration Statement on Form N-4, File No.333-96513 filed with the Securities and Exchange Commission on December 22, 1999.
(19) Incorporated herein by reference to the initial filing to the Registrant's Registration Statement on FormN-4, File No. 33-31172 filed with the Securities and Exchange Commission on February 25, 2000.
(20) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-4, File No. 333-96513 filed with the Securities and Exchange Commission on March 15, 2000.
(21) Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-4, File No. 33-76334 filed with the Securities and Exchange Commission on April 28, 2000.
(22) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-4, File No. 333-31172 filed with the Securities and Exchange Commission on June 2, 2000.
(23) Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-4, File No. 333-31172 filed with the Securities and Exchange Commission on September 1, 2000.
(24) Filed herewith.
(25) To be filed in subsequent filing.

Item 25. Directors and Officers of GE Life & Annuity

                                                                   Positions and Offices with
              Name                           Address                       Depositor
              ----                           -------               --------------------------
Pamela S. Schutz.................  GE Life & Annuity           Director, Chairman of the Board,
                                   6610 W. Broad Street        Chief Executive Officer
                                   Richmond, VA 23230
Selwyn L. Flournoy, Jr. .........  GE Life & Annuity           Director and Senior Vice President
                                   6610 W. Broad Street
                                   Richmond, VA 23230
Thomas M. Stinson................  GE Life & Annuity           Director and Senior Vice President
                                   6630 W. Broad Street
                                   Richmond, VA 23230
Elliot A. Rosenthal..............  GE Life & Annuity           Director and Senior Vice President
                                   6630 W. Broad Street
                                   Richmond, VA 23230
Donita M. King...................  GE Life & Annuity           Senior Vice President
                                   6610 W. Broad Street        General Counsel
                                   Richmond, VA 23230          Secretary
Victor C. Moses..................  GE Financial Assurance      Director & Vice President
                                   601 Union Street, Ste. 5600
                                   Seattle, WA 98101
Geoffrey S. Stiff................  GE Life & Annuity           Director & Senior Vice President
                                   6610 W. Broad Street
                                   Richmond, VA 23230
Timothy Stonesifer...............  GE Life & Annuity           Senior Vice President,
                                   6610 W. Broad Street        Chief Financial Officer
                                   Richmond, VA 23230
Kelly L. Groh....................  GE Life & Annuity           Vice President and Controller
                                   6610 W. Broad Street
                                   Richmond, VA 23230

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                             Organizational Chart

     -------------         General Electric Company
     |                                |
 Other Subsidiaries                 (100%)
                                      |
                               General Electric
                            Capital Services, Inc.
                                      |
                                    (100%)
                                      |
                               General Electric
                              Capital Corporation
                                      |
                                    (100%)
                                      |
                            GE Financial Assurance
                                Holdings, Inc.
                                      |
                                    (100%)
                                      |
                                GNA Corporation
                                      |
                                    (100%)
                               General Electric
                           Capital Assurance Company----
                                      |                |
                                   (85.2%)  Federal Home Life   Phoenix Group
                                      |     Insurance Company   Holdings, Inc.
                                      |          (11.7%)             (3.1%)
                                      |             |                 |
                              GE Life and Annuity----------------------
                               Assurance Company


Item 27. Number of Contractowners

   There are 22,103 policyowners invested in this product as of August 16, 2000.

Item 28. Indemnification

   Section 13.1-698 and 13.1-702 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Section 5 of the By-Laws of GE Life and Annuity Assurance Company further provides that:

     (a) The Corporation shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgements [sic], fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, and with respect to any criminal action, had no cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgement [sic], order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, believed his conduct unlawful.

     (b) The Corporation shall indemnify each director, officer or employee of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement [sic] in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

     (c) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors of the Corporation by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or
  (3) by the stockholders of the Corporation.

     (d) Expenses (including attorneys' fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in subsection (c) upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Corporation unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article.

     (e) The Corporation shall have the power to make any other or further indemnity to any person referred to in this section except an indemnity against gross negligence or willful misconduct.

     (f) Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Corporation and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

     (g) The foregoing rights and indemnification shall not be exclusive of any other rights and indemnification to which the directors, officers and employees of the Corporation may be entitled according to law.

                                     * * *

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

   (a) Capital Brokerage Corporation is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through GE Life & Annuity Separate Accounts I, II, III, and 4.

   (b)

                                                     Positions and Offices with
          Name                   Address                    Underwriter
          ----                   -------             --------------------------
Christopher A. Cokinis... GE Financial           President and Chief Executive
                          Assurance 6630 W.      Officer
                          Broad Street
                          Richmond, VA 23230
David J. Beck............ GE Financial           Senior Vice President & Chief
                          Assurance 601 Union    Investment Officer
                          St., Ste. 5600
                          Seattle, WA 98101
Thomas W. Casey.......... GE Financial           Senior Vice President & Chief
                          Assurance 6604 W.      Financial Officer
                          Broad St. Richmond,
                          VA 23230
Gary T. Prizzia.......... GE Financial           Treasurer
                          Assurance 6604 W.
                          Broad Street
                          Richmond, VA 23230
Scott A. Curtis.......... GE Financial           Senior Vice President
                          Assurance 6610 W.
                          Broad Street
                          Richmond, VA 23230
Victor C. Moses.......... GE Financial           Senior Vice President
                          Assurance 601 Union
                          St., Ste. 5600
                          Seattle, WA 98101

                                                      Positions and Offices with
           Name                   Address                    Underwriter
           ----                   -------             --------------------------
Geoffrey S. Stiff......... GE Financial           Senior Vice President
                           Assurance 6610 W.
                           Broad St. Richmond,
                           VA 23230
Marycatherine Savage...... GE Financial           Senior Vice President
                           Assurance 601 Union
                           St., Ste. 5600
                           Seattle, WA 98101
Ward E. Bobitz............ GE Financial           Vice President & Assistant
                           Assurance 6604 W.      Secretary
                           Broad St. Richmond,
                           VA 23230
Brenda Daglish............ GE Financial           Vice President & Assistant
                           Assurance 6604 W.      Treasurer
                           Broad St. Richmond,
                           VA 23230
William E. Daner, Jr...... GE Financial           Vice President, Counsel &
                           Assurance 6610 W.      Secretary
                           Broad St. Richmond,
                           VA 23230
Richard G. Fucci.......... GE Financial           Vice President & Controller
                           Assurance 6604 W.
                           Broad St. Richmond,
                           VA 23230

Item 30. Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Life & Annuity at its Home Office.

Item 31. Management Services

   All management contracts are discussed in Part A or Part B of this Registration Statement.

Item 32. Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to GE Life & Annuity at the address or phone number listed in the Prospectus.

Statement Pursuant to Rule 6c-7

   GE Life & Annuity offers and will offer Contracts to participants in the Texas Optional Retirement Program. In connection therewith, GE Life & Annuity and Account 4 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

Section 403(b) Representations

   GE Life & Annuity represents that in connection with its offering of Policies as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through
(4) of that letter will be complied with.

Section 26(e)(2)(A) Representation

   GE Life & Annuity hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Life & Annuity.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, GE Life & Annuity Separate Account 4, and has duly caused this Post-Effective Amendment No. 4 to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, in the County of Henrico in the Commonwealth of Virginia, on the 27th day of February, 2001.

                                          GE Life & Annuity Separate Account 4
                                            (Registrant)

                                                /s/ Selwyn L. Flournoy, Jr.
                                          By: _________________________________
                                                  Selwyn L. Flournoy, Jr.
                                                   Senior Vice President
                                               GE Life and Annuity Assurance
                                                          Company

                                          GE Life and Annuity Assurance
                                          Company
                                            (Depositor)

                                                /s/ Selwyn L. Flournoy, Jr.
                                          By: _________________________________
                                                  Selwyn L. Flournoy, Jr.
                                                   Senior Vice President
                                               GE Life and Annuity Assurance
                                                          Company

   As required by the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

              Signature                          Title                   Date
              ---------                          -----                   ----

                  *                    Director, Chairman of the        2/27/01
______________________________________  Board, President and
           Pamela S. Schutz             Chief Executive Officer

     /s/ Selwyn L. Flournoy, Jr.       Director, Senior Vice            2/27/01
______________________________________  President
       Selwyn L. Flournoy, Jr.

                  *                    Director, Senior Vice            2/27/01
______________________________________  President
          Thomas M. Stinson

                  *                    Senior Vice President,           2/27/01
______________________________________  Chief Financial Officer
          Timothy Stonesifer

                  *                    Vice President and               2/27/01
______________________________________  Controller
            Kelly L. Groh

                  *                    Director                         2/27/01
______________________________________
           Victor C. Moses

              Signature                          Title                   Date
              ---------                          -----                   ----
                  *                    Director                         2/27/01
______________________________________
          Geoffrey S. Stiff

                  *                    Director                         2/27/01
______________________________________
         Elliot A. Rosenthal

* By /s/ Selwyn L. Flournoy, Jr., pursuant to Power of Attorney executed on July 21, 2000.

Exhibit List

 Exhibit 1(s) Resolution of Board of Directors of GE Life & Annuity authorizing the establishment of additional investment subaccounts of Separate Account 4, investing in shares of Prudential Equity Portfolio, Prudential Jennison Portfolio,
                    SP Jennison International Growth Portfolio, and SP
                    Prudential U.S. Emerging Growth Portfolio of the Prudential
                    Series Fund, Inc.
 Exhibit 4(b)(vi)   Optional Enhanced Death Benefit Rider P5153 12/00
 Exhibit 4(b)(vii)  Guranteed Minimum Death Benefit Rider P5157 10/00
                    Death Benefit Available at Death of Annuitant Endorsement
 Exhibit 4(b)(viii) P5150 12/00
 Exhibit 8(r)       Participation Agreement between The Prudential Series Fund,
                    Inc. and GE Life Annuity Assurance Company.